As filed with the Securities and Exchange Commission on October 15, 2003

                                         Registration Nos. 2-99810 and 811-04391

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [X]
         Pre-Effective Amendment                                       [ ]
         Post-Effective Amendment No. 69                               [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
         ACT OF 1940                                                   [X]
                  Amendment No. 67                                     [X]

                                   PBHG FUNDS
         (Exact name of registrant as specified in Declaration of Trust)

               1400 Liberty Ridge Drive, Wayne, Pennsylvania 19087
                    (Address of Principal Executive Offices)


        Registrant's Telephone Number, Including Area Code (610) 647-4100

                                Harold J. Baxter
               1400 Liberty Ridge Drive, Wayne, Pennsylvania 19087
                     (Name and Address of Agent For Service)


                                   Copies to:

    William H. Rheiner, Esq         and to            John M. Zerr, Esq.
Ballard Spahr Andrews & Ingersoll             Pilgrim Baxter & Associates, Ltd.
 1735 Market Street, 51st Floor                   1400 Liberty Ridge Drive
  Philadelphia, PA 19103-7599                          Wayne, PA 19087
         (215) 864-8600                                 (610) 341-9000

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Filing.

It is proposed that this filing will become effective (check appropriate box) | | immediately upon filing pursuant to paragraph (b)
| | on ________ pursuant to paragraph (b)
| | 60 days after filing pursuant to paragraph (a)(1)
| | on (date) pursuant to paragraph (a)(1)
|X| 75 days after filing pursuant to paragraph (a)(2)
|_| on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Offered: Common Stock

                              PBHG Funds Prospectus
                               December ___, 2003

                  PBHG Asset Allocation Conservative Portfolio

                    PBHG Asset Allocation Moderate Portfolio

                 PBHG Asset Allocation Moderate Growth Portfolio

                     PBHG Asset Allocation Growth Portfolio

                      (PBHG Class and Advisor Class Shares)

The Securities and Exchange Commission has not approved or disapproved any Fund shares or determined whether this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.

PBHG Asset Allocation Portfolios PBHG Class and Advisor Class Prospectus-- 12/03

An Introduction to the PBHG Funds(R)
and this Prospectus

PBHG Funds is a mutual fund that offers a convenient and economical means of investing in professionally managed portfolios of securities, called Funds. This Prospectus offers PBHG Class and Advisor Class Shares of the Funds listed on the cover.

Each Fund has its own investment goal and strategies for reaching that goal. Before investing, make sure the Fund's goal matches your own.

PBHG Funds offered by this Prospectus are generally designed for long-term investors, such as those saving for retirement, or investors that want a fund that seeks to outperform the market in which it invests over the long-term. These Funds may not be suitable for investors who are pursuing a short-term investment goal, such as investing emergency reserves. Some of these Funds may not be suitable for investors who require regular income or stability of principal.

                               INVESTMENT ADVISER

Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter" or the "Adviser") is the investment adviser for each Fund. Pilgrim Baxter has retained sub-advisers (each a "Sub-Adviser") to provide investment advice in selecting securities to be purchased or sold for each of the Funds. For information about the Sub-Advisers, see page ___ of the Prospectus. Pilgrim Baxter has also entered into a
consulting arrangement with [             ] ("Consultant") to provide it with
research on asset allocation for each Fund.

This Prospectus contains important information you should know before investing in any Fund and as a shareholder in a Fund. This information is arranged into different sections for easy reading and future reference. To obtain more information about the Funds, please refer to the back cover of this Prospectus.

                                  Contents

FUND SUMMARIES
--------------------------------------------------------------------------------

PBHG Asset Allocation Conservative Portfolio...................................2
--------------------------------------------
PBHG Asset Allocation Moderate Portfolio.......................................4
----------------------------------------
PBHG Asset Allocation Moderate Growth Portfolio................................6
-----------------------------------------------
PBHG Asset Allocation Growth Portfolio.........................................8
--------------------------------------


MORE ABOUT THE FUNDS
--------------------------------------------------------------------------------

Our Investment Strategies.....................................................10
-------------------------
Risks and Returns.............................................................12
-----------------


THE INVESTMENT ADVISER
& SUB-ADVISERS
--------------------------------------------------------------------------------

The Investment Adviser........................................................25
----------------------
The Sub-Advisers..............................................................26
----------------
The Portfolio Managers........................................................30
----------------------


YOUR INVESTMENT
--------------------------------------------------------------------------------

Pricing Portfolio Shares......................................................31
------------------------
Buying Shares.................................................................31
-------------
Selling Shares................................................................32
--------------
General Policies..............................................................33
----------------
Distribution and Taxes........................................................36
----------------------
Distribution Arrangements.....................................................37
-------------------------


FINANCIAL HIGHLIGHT
--------------------------------------------------------------------------------

Financial Highlights..........................................................38

PBHG Asset Allocation Conservative Portfolio

Goal

The Portfolio seeks to provide investors with current income and preservation of capital.

Main Investment Strategies

Under normal market conditions, the Portfolio will invest approximately __% of its assets in equity securities, __% of its assets in fixed income securities and __% of its assets in money market instruments. These percentages may vary at different times. The individual securities to be held by the Portfolio will be selected by the Adviser and appropriate Sub-Advisers. Pilgrim Baxter will allocate the assets of the Portfolio to itself and individual Sub-Advisers based largely upon asset allocation models developed by the Consultant. Pilgrim Baxter will not try to pinpoint precise market movements when a major reallocation should be made, but rather it will review the Portfolio's allocation and make changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the Portfolio's goal.

Main Investment Risks

The value of your investment in the Portfolio may go down, which means you could lose money.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in the financial markets, a company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Portfolio's investment in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The Portfolio's investment in equity securities will be subject to price movements in the overall equity markets and from factors affecting individual companies, or industries. In addition, the Portfolio's investment in securities of foreign issuers will be subject to risks not typically associated with securities of domestic issuers. Foreign issuers, especially issuers located in emerging markets, can be riskier and more volatile than investments in the U.S. market. Adverse political and economic developments, changes in the value of foreign currency, differences in tax and accounting standards, and difficulties in obtaining information about foreign companies can all negatively affect investment decisions.

Although the Portfolio strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

For more information on this Portfolio's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page __.

Performance Information

Performance information is not presented since the Portfolio is new. Performance information will be presented for the Portfolio after it has been in operation for one complete calendar year.

Fees and Expenses

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Portfolio.


Fees and Expenses Table

                                                                     PBHG Class                  Advisor Class

Shareholder Fees
(fees paid directly from your investment)
------------------------------------------------------------ ---------------------------- ----------------------------
Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees                                                        ______                       ______
Distribution and/or Service (12b-1) Fees                                None                          0.25%
Other Expenses
------------------------------------------------------------ ---------------------------- ----------------------------
Total Annual Operating Expenses                                         ____*                        ____*

Fee Waiver and/or Expense Reimbursement                                 ____                         ____

Net Expenses                                                            ____                         ____

* Other expenses are based on estimated amounts for the current fiscal year.


Example

This example is intended to help you compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Portfolio's operating expenses reflect net operating expenses for the one-year period and total operating expenses without expense waivers for years two and three. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost Over
                                        1 Year             3 Years
PBHG Class
Advisor Class

PBHG Asset Allocation Moderate Portfolio

Goal

The Portfolio seeks to provide investors with capital appreciation and current income.

Main Investment Strategies

Under normal market conditions, the Portfolio will invest approximately __% of its assets in equity securities, __% of its assets in fixed income securities and __% of its assets in money market instruments. These percentages may vary at different times. The individual securities to be held by the Portfolio will be selected by the Adviser and appropriate Sub-Advisers. Pilgrim Baxter will allocate the assets of the Portfolio to itself and individual Sub-Advisers based largely upon asset allocation models developed by the Consultant. Pilgrim Baxter will not try to pinpoint precise market movements when a major reallocation should be made, but rather it will review the Portfolio's allocation and make changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the Portfolio's goal.

Main Investment Risks

The value of your investment in the Portfolio may go down, which means you could lose money.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in the financial markets, a company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Portfolio's investment in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The Portfolio's investment in equity securities will be subject to price movements in the overall equity markets and from factors affecting individual companies, or industries. In addition, the Portfolio's investment in securities of foreign issuers will be subject to risks not typically associated with securities of domestic issuers. Foreign issuers, especially issuers located in emerging markets, can be riskier and more volatile than investments in the U.S. market. Adverse political and economic developments, changes in the value of foreign currency, differences in tax and accounting standards, and difficulties in obtaining information about foreign companies can all negatively affect investment decisions.

Although the Portfolio strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

For more information on this Portfolio's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page __.

Performance Information

Performance information is not presented since the Portfolio is new. Performance information will be presented for the Portfolio after it has been in operation for one complete calendar year.

Fees and Expenses

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Portfolio.


Fees and Expenses Table

                                                                     PBHG Class                  Advisor Class

Shareholder Fees
(fees paid directly from your investment)
------------------------------------------------------------ ---------------------------- ----------------------------
Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees                                                        ______                       ______
Distribution and/or Service (12b-1) Fees                                None                          0.25%
Other Expenses
------------------------------------------------------------ ---------------------------- ----------------------------
Total Annual Operating Expenses                                         ____*                        ____*

Fee Waiver and/or Expense Reimbursement                                 ____                         ____

Net Expenses                                                            ____                         ____


* Other expenses are based on estimated amounts for the current fiscal year.


Example

This example is intended to help you compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Portfolio's operating expenses reflect net operating expenses for the one-year period and total operating expenses without expense waivers for years two and three. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost Over
                                        1 Year             3 Years
PBHG Class
Advisor Class

PBHG Asset Allocation Moderate Growth Portfolio

Goal

The Portfolio seeks to provide investors with capital appreciation.

Main Investment Strategies

Under normal market conditions, the Portfolio will invest approximately __% of its assets in equity securities, __% of its assets in fixed income securities and __% of its assets in money market instruments. These percentages may vary at different times. The individual securities to be held by the Portfolio will be selected by the Adviser and appropriate Sub-Advisers. Pilgrim Baxter will allocate the assets of the Portfolio to itself and individual Sub-Advisers based largely upon asset allocation models developed by the Consultant. Pilgrim Baxter will not try to pinpoint precise market movements when a major reallocation should be made, but rather it will review the Portfolio's allocation and make changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the Portfolio's goal.

Main Investment Risks

The value of your investment in the Portfolio may go down, which means you could lose money.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in the financial markets, a company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Portfolio's investment in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The Portfolio's investment in equity securities will be subject to price movements in the overall equity markets and from factors affecting individual companies, or industries. In addition, the Portfolio's investment in securities of foreign issuers will be subject to risks not typically associated with securities of domestic issuers. Foreign issuers, especially issuers located in emerging markets, can be riskier and more volatile than investments in the U.S. market. Adverse political and economic developments, changes in the value of foreign currency, differences in tax and accounting standards, and difficulties in obtaining information about foreign companies can all negatively affect investment decisions.
Although the Portfolio strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

For more information on this Portfolio's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page __.

Performance Information

Performance information is not presented since the Portfolio is new. Performance information will be presented for the Portfolio after it has been in operation for one complete calendar year.

Fees and Expenses

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Portfolio.




Fees and Expenses Table

                                                                     PBHG Class                  Advisor Class

Shareholder Fees
(fees paid directly from your investment)
------------------------------------------------------------ ---------------------------- ----------------------------
Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees                                                        ______                       ______
Distribution and/or Service (12b-1) Fees                                None                         0.25%
Other Expenses
------------------------------------------------------------ ---------------------------- ----------------------------
Total Annual Operating Expenses                                         ____*                        ____*

Fee Waiver and/or Expense Reimbursement                                 ____                         ____

Net Expenses                                                            ____                         ____


* Other expenses are based on estimated amounts for the current fiscal year.


Example

This example is intended to help you compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Portfolio's operating expenses reflect net operating expenses for the one-year period and total operating expenses without expense waivers for years two and three. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost Over
                                        1 Year             3 Years
PBHG Class
Advisor Class

PBHG Asset Allocation Growth Portfolio

Goal

The Portfolio seeks to provide investors with capital appreciation.

Main Investment Strategies

Under normal market conditions, the Portfolio will invest approximately ___% of its assets in equity securities. This percentage may vary at different times. The individual securities to be held by the Portfolio will be selected by the Adviser and appropriate Sub-Advisers. Pilgrim Baxter will allocate the assets of the Portfolio to itself and individual Sub-Advisers based largely upon asset allocation models developed by the Consultant. Pilgrim Baxter will not try to pinpoint precise market movements when a major reallocation should be made, but rather it will review the Portfolio's allocation and make changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the Portfolio's goal.

Main Investment Risks

The value of your investment in the Portfolio may go down, which means you could lose money.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in the financial markets, a company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Portfolio's investment in equity securities will be subject to price movements in the overall equity markets and from factors affecting individual companies, or industries. In addition, the Portfolio's investment in securities of foreign issuers will be subject to risks not typically associated with securities of domestic issuers. Foreign issuers, especially issuers located in emerging markets, can be riskier and more volatile than investments in the U.S. market. Adverse political and economic developments, changes in the value of foreign currency, differences in tax and accounting standards, and difficulties in obtaining information about foreign companies can all negatively affect investment decisions.

Although the Portfolio strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

For more information on this Portfolio's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page __.

Performance Information

Performance information is not presented since the Portfolio is new. Performance information will be presented for the Portfolio after it has been in operation for one complete calendar year.

Fees and Expenses

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Portfolio.


Fees and Expenses Table

                                                                     PBHG Class                  Advisor Class

Shareholder Fees
(fees paid directly from your investment)
------------------------------------------------------------ ---------------------------- ----------------------------
Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees                                                        ______                       ______
Distribution and/or Service (12b-1) Fees                                None                         0.25%
Other Expenses
------------------------------------------------------------ ---------------------------- ----------------------------
Total Annual Operating Expenses                                         ____*                        ____*

Fee Waiver and/or Expense Reimbursement                                 ____                         ____

Net Expenses                                                            ____                         ____


* Other expenses are based on estimated amounts for the current fiscal year.


Example

This example is intended to help you compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Portfolio's operating expenses reflect net operating expenses for the one-year period and total operating expenses without expense waivers for years two and three. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost Over
                                        1 Year             3 Years
PBHG Class
Advisor Class

                                                           More About the Funds


The following discussion and table describes the main investment strategies discussed in the Portfolio Summaries section of this Prospectus in greater detail. From time to time, the Portfolios employ other investment practices, which are also described in the table and in the Statement of Additional Information. The back cover of this Prospectus explains how you can get a copy of the Statement of Additional Information.

Our Investment Strategies

PBHG Asset Allocation Conservative Portfolio, PBHG Asset Allocation Moderate Portfolio, PBHG Asset Allocation Moderate Growth Portfolio, PBHG Asset Allocation Growth Portfolio

The Adviser and each of the Sub-Advisers have developed investment strategies focused on specific areas of the securities markets. Based upon Pilgrim Baxter's assessment of market conditions and its understanding of its own and each Sub-Adviser's investment strategies, Pilgrim Baxter will allocate a portion of the assets of the Portfolio to itself and individual Sub-Advisers for management. The allocation of assets may be made through the allocation of new moneys being invested in the Portfolio, through redemption proceeds payable by the Portfolio, or by reallocating assets from the Adviser or one Sub-Adviser to another Sub-Adviser or the Adviser, as the case may be. The allocation process may result in the Adviser or certain Sub-Advisers managing significant portions of the Portfolios assets or none at all depending upon Pilgrim Baxter's determination of the appropriate allocation structure for the Portfolio. The Portfolio's assets will be allocated among the Adviser and [XX] Sub-Advisers, each of which acts independently of the others and uses its own methodology in selecting portfolio investments. Because multiple managers will be used by the Portfolio, there may be overlaps in the securities held under the Adviser and each Sub-Adviser, and there may be circumstances where the Adviser or one Sub-Adviser is acquiring securities while another Sub-Adviser or the Adviser, as the case may be, is disposing of the same securities in its position of the Portfolio's assets.

The Portfolios are actively managed, which means each Portfolio's managers may frequently buy and sell securities. Frequent trading increases a Portfolio's turnover rate and may increase transaction costs, such as brokerage commissions. Increased transaction costs could detract from a Portfolio's performance. In addition, the sale of Portfolio securities may generate capital gains which, when distributed, may be taxable to you.

Investment Strategy of the Adviser

Growth Strategy

Pilgrim Baxter believes that discipline and consistency are important to long-term investment success. This belief is reflected in its investment process. Pilgrim Baxter uses a quantitative and fundamental investment process that is extremely focused on business momentum, as demonstrated by such things as earnings or revenue and sales growth.

Pilgrim Baxter begins its investment process by creating a universe of companies exhibiting strong growth characteristics. That universe is continually updated. Pilgrim Baxter then ranks each company in its universe using proprietary software and research models that incorporate attributes of successful growth like positive earnings surprises, upward earnings estimate revisions, and accelerating sales and earnings growth. Finally, using its own fundamental research and a bottom-up approach to investing, Pilgrim Baxter evaluates each company's business momentum, earnings quality and whether the company can sustain its current growth trend. Pilgrim Baxter believes that through this highly disciplined investment process, it is able to construct a portfolio of investments with strong, sustainable growth characteristics.

Pilgrim Baxter's decision to sell a security depends on many factors. Generally speaking, Pilgrim Baxter may sell a security when there is a deterioration in its business fundamentals, such as deceleration in business momentum or a failure to achieve expected earnings.

Blend Strategy

Pilgrim Baxter's blend investment process is both quantitative and fundamental. In seeking to identify attractive investment opportunities for the Portfolios, Pilgrim Baxter first creates a universe of more than 8,000 companies whose current share price seems lower than their current or future worth. Pilgrim Baxter considers factors like a company's earnings power vs. its current stock price, its dividend income potential, its price-to-earnings ratio vs. similar companies, its competitive advantages, like brand or trade name or market niche, its management team and its current and future business prospects. Lastly, using its own fundamental research and a bottom-up approach to investing, Pilgrim Baxter identifies those companies which are currently out of market favor but have the potential to achieve significant appreciation as the marketplace recognizes their fundamental value.

Pilgrim Baxter's decision to sell a security depends on many factors. Generally speaking, Pilgrim Baxter may sell a security when it becomes overvalued relative to the market, shows deteriorating fundamentals, or falls short of Pilgrim Baxter's growth expectations.

Risks and Returns

--------------------------------------------------------------------------------
Equity Securities

Shares representing ownership or the right to ownership in a corporation. Each Portfolio may invest in the following types of securities: common and preferred stocks, convertible securities, warrants and rights.

Potential Risks
--------------------------------------------------------------------------------

Equity security prices fluctuate over time. Security prices may fall as a result of factors that relate to the company, such as management decisions or lower demand for the company's products or services.

Equity security prices may fall because of factors affecting companies in a number of industries, such as increased production costs.

Equity security prices may fall because of changes in the financial markets, such as interest rates or currency exchange rate changes.

Equity securities may under-perform more stable investments (such as bonds and cash) in the short term.

Potential Returns
--------------------------------------------------------------------------------

Equity securities have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term.

Policies to Balance Risk and Return
--------------------------------------------------------------------------------

The Adviser and each Sub-Advisers maintains a long-term investment approach and focuses on securities it believes can appreciate over an extended time frame, regardless of interim fluctuations.

Under normal circumstances, each Portfolio intends to remain fully invested, with at least [80%] of its assets in securities.

--------------------------------------------------------------------------------
GROWTH Securities

Equity securities that the Adviser or Sub-Adviser believes have or are expected to have strong sales and earnings growth and capital appreciation potential and will grow faster than the economy as a whole.

Potential Risks
--------------------------------------------------------------------------------

See Equity Securities.

Growth securities ay be more sensitive to changes in business momentum and earnings than other securities because they typically trade at higher earnings multiples.

The growth securities in a Portfolio may never reach what the Adviser of Sub-Adviser believes are their full value and may even go down in price.

Potential Returns
--------------------------------------------------------------------------------

See Equity Securities.

Growth securities ay appreciate faster than non-growth securities.

Policies to Balance Risk and Return
--------------------------------------------------------------------------------

See Equity Securities.

In managing a Portfolio, the Adviser and Sub-Advisers use their own software and research models which incorporate important attributes of successful growth. The Adviser believes a key attribute of successful growth is positive business momentum as demonstrated by earnings or revenue and sales growth, among other factors. The Adviser's investment process is extremely focused on companies which exhibit positive business momentum.

The Adviser considers selling a security when its anticipated appreciation is no longer probable, alternative investments offer superior appreciation prospects or the risk of a decline in its market price is too great or a deterioration in business fundamentals occurs or is expected to occur.

--------------------------------------------------------------------------------
Value Securities

Equity securities that the Adviser or a Sub-Adviser believes are currently under-priced using certain financial measurements, such as their price-to-earnings ratio and earnings power.

Potential Risks
--------------------------------------------------------------------------------

See Equity Securities.

Value companies may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. The value securities in a Portfolio may never reach what the Adviser or Sub-Adviser believes are their full value and may even go down in price.


Potential Returns
--------------------------------------------------------------------------------

See Equity Securities.

Value securities may produce significant capital appreciation as the market recognizes their full value.

Policies to Balance Risk and Return
--------------------------------------------------------------------------------

See Equity Securities.

In managing the Portfolios, the Adviser and each Sub-Advisers may each use their own research, computer models and measures of value. The Adviser and each Sub-Adviser considers selling a security when its share price reaches the Adviser's or Sub-Adviser's estimate of its intrinsic value.

--------------------------------------------------------------------------------
Foreign Equity Securities

Securities of foreign issuers, including ADRs, European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"), exchange traded funds and other similar global instruments. ADRs are certificates issued by a U.S. bank that represent a bank's holdings of a stated number of shares of a foreign corporation. An ADR is bought and sold in the same manner as U.S. securities and is priced in U.S. dollars. EDRs and GDRs are also receipts that represent a stated number of shares of a foreign corporation, only they are issued by a non-U.S. bank or a foreign branch of a U.S. bank. EDRs and GDRs are generally designed for use on foreign exchanges and are typically not priced in U.S. dollars. ADRs, EDRs and GDRs each carry most of the risks of investing directly in foreign equity securities.

Potential Risks
--------------------------------------------------------------------------------

Foreign security prices may fall due to political instability, changes in currency exchange rates, foreign economic conditions or inadequate regulatory and accounting standards.

Although ADRs, EDRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities.

Foreign investments, especially investments in emerging or developing markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it harder for a Portfolio to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

The adoption of the euro as the common currency of the European Economic and Monetary Union (the "EMU") presents some uncertainties and possible risks, such as changes in relative strength and value of major world currencies, adverse tax consequences, and increased price competition among and between EMU and non-EMU countries. These uncertainties and possible risks could adversely affect a Portfolio.

Potential Returns
--------------------------------------------------------------------------------

Favorable exchange rate movements could generate gains or reduce losses. Foreign investments, which represent a major portion of the world's securities, offer attractive potential performance and opportunities for diversification.

Policies to Balance Risk and Return
--------------------------------------------------------------------------------

The Adviser or a Sub-Adviser may use a disciplined investment process that seeks to, among other things, identify quality investments that will enhance a Portfolio's performance. The Adviser or a Sub-Adviser's sell discipline is objective and driven by changes in return forecasts. Generally, if a stock in a Portfolio's portfolio can be replaced by one with higher return expectations, allowing for the transactions costs of both the sell and the buy, it will be sold.

--------------------------------------------------------------------------------
Money Market Instruments

High quality, short-term U.S. and foreign debt instruments denominated in U.S. dollars, including bank obligations (such as CDs, time deposits, bankers' acceptances, and banknotes), commercial paper, corporate obligations (including asset-backed securities), government obligations (such as U.S. Treasury, agency or foreign government securities), short-term obligations issued by state and local governments, and repurchase agreements.

Potential Risks
--------------------------------------------------------------------------------

Money market instrument prices fluctuate over time.

Money market instrument prices may fall as a result of factors that relate to the issuer, such as a credit rating downgrade.

Money market instrument prices may fall because of changes in the financial markets, such as interest rate changes.

Potential Returns
--------------------------------------------------------------------------------

Money market instruments have greater short-term liquidity, capital preservation and income potential than longer-term investments such as stocks. This will help contribute to the stability of the Portfolio's NAV.

Policies to Balance Risk and Return
--------------------------------------------------------------------------------

The Portfolio only invests in money market instruments for temporary defensive or cash management purposes.

--------------------------------------------------------------------------------
Technology or Communications company securities

Securities of companies that rely extensively on technology or communications in their product development or operations or are expected to benefit from technological advances and improvements.

Potential Risks
--------------------------------------------------------------------------------

Technology or communications company securities are strongly affected by worldwide scientific and technological developments and governmental laws, regulations and policies, and, therefore, are generally more volatile than companies not dependent upon or associated with technology or communications issues.

Potential Returns
--------------------------------------------------------------------------------

Technology or communications company securities offer investors significant growth potential because they may be responsible for breakthrough products or technologies or may be positioned to take advantage of cutting-edge, technology-related developments.

Policies to Balance Risk and Return
--------------------------------------------------------------------------------

See Equity Securities.

None of the Portfolios will concentrate their investments in the groups of industries within the technology and communications sector of the market.

--------------------------------------------------------------------------------
Small and medium sized company securities

Potential Risks
--------------------------------------------------------------------------------

Small and medium sized company securities involve greater risk and price volatility than larger, more established companies because they tend to have more limited product lines, markets and financial resources, such as access to capital, and may be dependent on a smaller and more inexperienced management group. In addition, small- and medium-sized company securities may trade much less frequently than securities of larger companies, making the prices of these securities subject to greater volatility.

Potential Returns
--------------------------------------------------------------------------------

Small and medium sized company securities may appreciate faster than those of larger, more established companies for many reasons. For example, small and medium sized companies tend to have younger product lines whose distribution and revenues are still maturing.

Policies to Balance Risk and Return
--------------------------------------------------------------------------------

See Equity Securities.

--------------------------------------------------------------------------------
Over-the Counter ("OTC") securities

Securities that are not listed and traded on an organized exchange, but are bought and sold through a computer network.

Potential Risks
--------------------------------------------------------------------------------

OTC securities are not traded as often as securities listed on an exchange. So, if the Portfolio were to sell an OTC security, it might have to offer the security at a discount or sell it in smaller share lots over an extended period of time.

Potential Returns
--------------------------------------------------------------------------------

Increases the number of potential investments for the Portfolios.

OTC securities may appreciate faster than exchange-traded securities because they are typically securities of younger, growing companies.

Policies to Balance Risk and Return
--------------------------------------------------------------------------------

The Adviser and the Sub-Advisers use a highly disciplined investment process that seeks to, among other things, identify quality investments that will enhance the Portfolio's performance.

--------------------------------------------------------------------------------
Illiquid securities

Securities that do not have a ready market and cannot be easily sold within seven days at approximately the price that a Portfolio has valued them.

Potential Risks
--------------------------------------------------------------------------------

The Portfolios may have difficulty valuing these securities precisely.

The Portfolios may be unable to sell these securities at the time or price they desire.

Potential Returns
--------------------------------------------------------------------------------

Illiquid securities may offer more attractive yields or potential growth than comparable widely traded securities.

Policies to Balance Risk and Return
--------------------------------------------------------------------------------

Each Portfolio may not invest more than 15% of its net assets in illiquid securities.

--------------------------------------------------------------------------------
Derivatives

Investments such as forward foreign currency contracts, futures, over-the-counter options, options on futures, options and swaps, whose value is based on an underlying asset or economic factor.

Potential Risks
--------------------------------------------------------------------------------

The value of derivatives are volatile.

Because of the low margin deposits required, derivatives often involve an extremely high degree of leverage. As a result, a relatively small price movement in a derivative may result in immediate and substantial loss, as well as gain, to the investor. Successful use of a derivative depends on the degree to which prices of the underlying assets correlate with price movements in the derivatives the Portfolios buy or sell. A Portfolio could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold. Thus, a use of derivatives may result in losses in excess of the amount invested.

Potential Returns
--------------------------------------------------------------------------------

Derivatives may be used for a variety of purposes, including:

    o    To reduce transaction costs;
    o    To manage cash flows;
    o To maintain full market exposure, which means to adjust the characteristics of its investments to more closely approximate those of its benchmark;
    o    To enhance returns; and
    o To protect a Portfolio's investments against changes resulting from market conditions (a practice called "hedging").

Policies To Balance Risk and Return
--------------------------------------------------------------------------------

A Portfolio may use derivatives selectively for hedging, to reduce transaction costs or to manage cash flows.

To the extent a Portfolio enters into derivatives, it will, when necessary, segregate cash or other liquid assets equal to the settlement amount with its custodian to cover the contract. When a Portfolio sells certain derivative contracts, it will hold at all times the instruments underlying the contracts.

--------------------------------------------------------------------------------
REIT Securities

A separately managed trust that makes investments in various real estate businesses. An equity REIT may own real estate and pass the income it receives from rents from the properties, or the capital gain it receives from selling a building, to its shareholders. A mortgage REIT specializes in lending money to building developers and passes the interest income it receives from the mortgages to shareholders. A hybrid REIT combines the characteristics of equity and mortgage REITs.

Potential Risks
--------------------------------------------------------------------------------

The real estate industry is particularly sensitive to:

    o    Economic factors, such as interest rate changes or market recessions;
    o Over-building in one particular area, changes in zoning laws, or changes in neighborhood values;
    o    Increases in property taxes;
    o    Casualty and condemnation losses; and
    o    Regulatory limitations on rents.

REITs may expose a Portfolio to similar risks associated with direct investment in real estate. REITs are more dependent upon specialized management skills, have limited diversification and are, therefore, generally dependent on their ability to generate cash flow to make distributions to shareholders.

Potential Returns
--------------------------------------------------------------------------------

Investments in REITs permit a Portfolio to participate in potential capital appreciation and income opportunities in various segments of the real estate sector.

Policies To Balance Risk and Return
--------------------------------------------------------------------------------

Pilgrim Baxter and a Sub-Adviser consider companies that they expect will generate good cash flow from the underlying properties, have proven management track records, and histories of increasing dividends.

--------------------------------------------------------------------------------
Special Situations

The Portfolios may invest in special situations. A special situation arises when a Sub-Adviser believes the securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to that company. Special situations are events that could change or temporarily hamper the ongoing operations of a company, including, but not limited to:

    o Liquidations, reorganizations, recapitalizations, mergers or temporary financial liquidity restraints;
    o Material litigation, technological breakthroughs or temporary production or product introduction problems; or
    o Natural disaster, sabotage or employee error and new management or management policies.

Special situations affect companies of all sizes and generally occur regardless of general business conditions or movements of the market as a whole.

Potential Risks
--------------------------------------------------------------------------------

Special situations often involve much greater risk than is inherent in ordinary investment securities. In addition, the market price of companies subject to special situations may never reflect any perceived intrinsic values.

Potential Returns
--------------------------------------------------------------------------------

Securities of companies in special situations may experience significant capital appreciation as the market recognizes their full value.

Policies To Balance Risk and Return
--------------------------------------------------------------------------------

The Adviser or a Sub-Adviser may need to more extensively analyze special situations in view of the complexity of such securities.

--------------------------------------------------------------------------------
Fixed Income Securities

Fixed Income securities includes U.S. government securities, U.S. government agency securities, corporate bonds, mortgage-backed and asset-backed securities, lower-rated bonds, foreign bonds, money market instruments and certain other types of debt or hybrid instruments.

Potential Risks
--------------------------------------------------------------------------------

Fixed income security prices fluctuate over time. The price of a fixed-income security may fall as a result of adverse events involving the issuer of the security, changes in interest rates or other adverse economic or political events. Also, fixed income securities may not deliver their expected yield as a result of the factors listed above.

Potential Returns
--------------------------------------------------------------------------------

Fixed income securities may offer higher current income than other types of investments and offer diversification from equity securities.

Policies To Balance Risk and Return
--------------------------------------------------------------------------------

With respect to a Sub-Adviser maintains policies for balancing risks of individual fixed income securities against their potential yields and gains in light of the Portfolio's investment goals.

--------------------------------------------------------------------------------
U.S. Government Securities

U.S. Treasury bills, notes and bonds of varying maturities that are backed by the full faith and credit of the U.S. government.

Potential Risks
--------------------------------------------------------------------------------

U.S. government securities generally offer lower yields than other fixed-income securities, making them more susceptible to changes in interest rates.

Potential Returns
--------------------------------------------------------------------------------

A Portfolio may lower the risk profile of its investment portfolio by holding U.S. government securities as the timely payment of principal and interest on such securities is guaranteed by the U.S. government.

Policies To Balance Risk and Return
--------------------------------------------------------------------------------

In assessing an investment in a U.S. government security for a Sub-Adviser balances the risks associated with the security against the potential returns to the Portfolio.

--------------------------------------------------------------------------------
U.S. Government Agency Securities

Debt securities issued or guaranteed as to principal and interest by U.S. government agencies, U.S. government sponsored enterprises and U.S. government instrumentalities that are not direct obligations of the U.S. government.

Potential Risks
--------------------------------------------------------------------------------

U.S. government agency securities are not direct obligations of the U.S. government and certain U.S. government agency securities are not backed by the full faith and credit of the U.S. government. U.S. government agency securities therefore represent a higher risk of default than U.S. government securities.

Potential Returns
--------------------------------------------------------------------------------

U.S. government agency securities may offer higher yields and the potential for higher returns than U.S. government securities.

Policies To Balance Risk and Return
--------------------------------------------------------------------------------

In assessing an investment in a U.S. government agency security for a Sub-Adviser balances the risks associated with the security against the potential returns to the Portfolio.

--------------------------------------------------------------------------------
Mortgage-Backed Securities

Securities that represent pools of mortgages (including CMOs), with investors receiving principal and interest payments from the repayment of underlying mortgage loans. Some mortgage-backed securities are issued and guaranteed against default by the U.S. government or its agencies or instrumentalities, such as the Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation.

Potential Risks
--------------------------------------------------------------------------------

Mortgage-backed securities may be adversely affected by changes in interest rates and the creditworthiness of the issuer and underlying mortgage holders. Also, the mortgages underlying mortgage-backed securities may be subject to unscheduled or early payments, which may shorten the maturities of these securities and may lower their returns.

Potential Returns
--------------------------------------------------------------------------------

Mortgage-backed securities may offer higher yields and the potential for higher returns than certain other fixed-income securities.

Policies To Balance Risk and Return
--------------------------------------------------------------------------------

In assessing an investment in an mortgage-backed security, Dwight balances the risks associated with the security against the potential returns to the Portfolio and may look for mortgage-backed securities that have characteristics that make them less likely to be prepaid.

--------------------------------------------------------------------------------
Asset-Backed Securities

Asset-backed securities are interests in a stream of payments from specific assets, such as auto or credit card receivables. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees)are passed through to shareholders on a pro rata basis.

Potential Risks
--------------------------------------------------------------------------------

Asset-backed securities may be adversely affected by changes in interest rates. Also, the nature of the underlying collateral may make it more difficult for issuers of asset-backed securities to recover or repossess such collateral upon a default.

Potential Returns
--------------------------------------------------------------------------------

Asset-backed securities may offer higher yields and the potential for higher returns than certain other fixed-income securities.

Policies To Balance Risk and Return
--------------------------------------------------------------------------------

With respect to the Portfolios, a Sub-Adviser maintains its own policies for balancing credit quality against potential yields and gains in light of the Portfolio's investment goals.

--------------------------------------------------------------------------------
Corporate Bonds

Debt securities of industrial, utility, banking and other financial institutions that are rated at or above investment grade.

Potential Risks
--------------------------------------------------------------------------------

Issuers of corporate bonds may default on their obligations to repay principal and interest. Also, changes in interest rates may adversely affect the market value of corporate bonds.

Potential Returns
--------------------------------------------------------------------------------

Investment grade corporate bonds typically have a higher yield than certain other fixed-income securities, such as U.S. government securities and have a lower risk of default than lower-rated corporate bonds.

Policies To Balance Risk and Return
--------------------------------------------------------------------------------

With respect to a Portfolio, a Sub-Adviser maintains policies for balancing credit quality against potential yields and gains in light of the Portfolio's investment goals.

--------------------------------------------------------------------------------
Lower-Rated (Junk) Bonds

Debt securities of industrial, utility, banking and other financial institutions that are rated below investment grade (BB/Ba or lower).

Potential Risks
--------------------------------------------------------------------------------

Lower-rated bonds have a higher risk of default, tend to be less liquid, and may be difficult to value.

Potential Returns
--------------------------------------------------------------------------------

Lower-Rated bonds offer higher yields and higher potential gains.

Policies To Balance Risk and Return
--------------------------------------------------------------------------------

With respect to a Portfolio, a Sub-Adviser maintains policies for balancing credit quality against potential yields and gains in light of the Portfolio's investment goals. Also, a Portfolio will not invest more than 15% of its assets in lower-rated bonds.

--------------------------------------------------------------------------------
foreign Bonds

Debt securities, such as corporate bonds and lower-rated bonds, of foreign governments and foreign industrial, utility, banking and other financial institutions.

Potential Risks
--------------------------------------------------------------------------------

In addition to the risks present for domestic bonds, foreign bonds are subject to the additional risks of potential adverse political developments or political instability, differences in accounting, auditing, and financial reporting standards, a lack of adequate information from bond issuers due to less stringent government regulation, and adverse changes in foreign exchange rates.

Potential Returns
--------------------------------------------------------------------------------

Foreign bonds represent a major portion of the world's fixed income securities and offer additional diversification opportunities as well as the potential for higher returns.

Policies To Balance Risk and Return
--------------------------------------------------------------------------------

With respect to a Portfolio, a Sub-Adviser maintains policies for balancing credit quality and other risks against potential yields and gains in light of the Portfolio's investment goals. A Sub-Adviser will manage a Portfolio's currency exposure of its foreign investments and may hedge a portion of this exposure.

--------------------------------------------------------------------------------
Zero Coupon and Pay-IN-Kind Securities

A zero coupon security pays no interest to its holders during its life and is sold at a discount to its face value at maturity. Pay-in-kind securities are securities which generally pay interest through the issuance of additional securities.

Potential Risks
--------------------------------------------------------------------------------

The market prices of these securities generally are more volatile and are likely to respond to a greater degree to changes in interest rates than the market prices of securities that pay interest periodically or in cash.

Potential Returns
--------------------------------------------------------------------------------

Zero coupon and pay-in-kind securities may offer higher yields and higher potential gains than other fixed-income securities.

Policies To Balance Risk and Return
--------------------------------------------------------------------------------

With respect to a Portfolio, a Sub-Adviser maintains policies for balancing credit quality and other risks against potential yields and gains in light of the Portfolio's investment goals.

                                         The Investment Adviser & Sub-Advisers

The Investment Adviser

Pilgrim Baxter & Associates, Ltd., 1400 Liberty Ridge Drive, Wayne, PA 19087, is the investment adviser for the Portfolio. Founded in 1982, Pilgrim Baxter managed over $9.3 billion in assets as of June 30, 2003 for pension and profit-sharing plans, charitable institutions, corporations, trusts, estates and other investment companies. Pilgrim Baxter is a wholly-owned subsidiary of Old Mutual plc, a London-listed international financial services firm ("Old Mutual").

As investment adviser, Pilgrim Baxter selects and recommends, subject to the approval of the Board of Trustees, one or more Sub-Advisers to manage each Portfolio's investment portfolio. It also allocates assets to the Sub-Advisers, monitors the performance, security holdings and investment strategies of these Sub-Advisers and when appropriate researches any potential new Sub-Advisers for the Portfolios. Each of the Sub-Advisers identified below may provide investment sub-advisory services to all of the Portfolios; except with respect to the Growth Portfolio, neither Dwight nor Heitman will be sub-advisers to that Portfolio's assets. In addition, Pilgrim Baxter may manage directly certain portions of each Portfolio's investment portfolio. The Trust's Board of Trustees supervises Pilgrim Baxter and the Sub-Advisers and establishes policies that Pilgrim Baxter and the Sub-Advisers must follow in their day-to-day investment management activities. The Portfolios intend to seek an SEC exemptive order permitting them to change asset managers without prior shareholder approval, but subject to notification within 60 days of any such changes.

For its services to the Portfolios, Pilgrim Baxter will receive, on an annual basis, the following management fees (as a % of the Portfolio's average daily net assets):

        ---------------------------------------------------------- -------------
        Portfolio                                                       Fee
        ---------------------------------------------------------- -------------
        ---------------------------------------------------------- -------------
        PBHG Asset Allocation Conservative Portfolio
        ---------------------------------------------------------- -------------
        ---------------------------------------------------------- -------------
        PBHG Asset Allocation Moderate Portfolio
        ---------------------------------------------------------- -------------
        ---------------------------------------------------------- -------------
        PBHG Asset Allocation Moderate Growth Portfolio
        ---------------------------------------------------------- -------------
        ---------------------------------------------------------- -------------
        PBHG Asset Allocation Growth Portfolio
        ---------------------------------------------------------- -------------



[           ], serves as "consultant" to PBHG for investment model creation and maintenance to PBHG Asset Allocation Conservative Portfolio, PBHG Asset Allocation Moderate Portfolio, PBHG Asset Allocation Moderate Growth Portfolio and PBHG Asset Allocation Growth Portfolio pursuant to an agreement dated
____________.

The Sub-Advisers

Acadian Asset Management, Inc., a Massachusetts corporation located at Ten Post Office Square, Boston, Massachusetts 02109, is a sub-adviser to the Portfolios. Acadian, an affiliate of Old Mutual (US) Holdings, Inc., has provided investment management services since 1986. Old Mutual (US) Holdings, Inc. is a wholly-owned subsidiary of Old Mutual plc, a financial services group based in the United Kingdom. As of June 30, 2003, Acadian had $3.0 billion under management. Acadian is a wholly-owned subsidiary of Old Mutual and an affiliate of Pilgrim Baxter.

Acadian uses disciplined, quantitative investment techniques in a style they call Enhanced Value investing. They employ sophisticated analytical models for active stock selection as well as country and currency valuation, using a proprietary database covering over 20,000 securities in more than 40 equity markets worldwide. Acadian's extensive research capabilities are often used to develop customized investment management strategies for their clients.

For its services to the Portfolios, Acadian will receive, on an annual basis, a fee of ___% of each Portfolio's average daily net assets payable by Pilgrim Baxter under its investment advisory fee.

Analytic Investors, Inc., a California corporation located at 700 south Flowers St. Suite 2400, Los Angeles, CA 90210, is a sub-adviser to the Portfolios. Analytic has provided investment management services since 1970. As of June 30, 2003, Analytic had $3.4 billion under management. Analytic Investors believes that the way they process and interpret the infinite streams of financial data distinguishes them as a premier investment management company. Their investment philosophy is founded on the premise that the systematic application of quantitative techniques has the potential to deliver risk-adjusted performance, regardless of market cycle. With vast amounts of information available on demand, they believe that the proper weighting of the right variables in the selection process is pivotal to their success. They're passionate about what they do, but that enthusiasm is tempered by strict, self-imposed discipline. Analytic is a wholly-owned subsidiary of Old Mutual and an affiliate of Pilgrim Baxter.

Analytic Investors provides investment management services to corporations, foundations and institutional investors. Analytic is focused on two main strategies: equity strategies, which all use the same underlying strategy as U.S. Core Equity, and Tactical Asset Allocation strategies. In addition, Analytic has expertise managing fixed income portfolios.

For its services to the Portfolios, Analytic Investors will receive, on an annual basis, a fee of ___% of each Portfolio's average daily net assets payable by Pilgrim Baxter under its investment advisory fee.

Barrow, Hanley, Mewhinney & Strauss, Inc., a Nevada corporation located at 3232 McKinney Ave, 15 Floor, Dallas Texas 75204, is a sub-adviser to the Portfolios. Barrow, Hanley has provided investment management services since 1979. As of June 30, 2003, Barrow, Hanley had $28.4 billion under management. Founded in 1979, is one of the largest value-oriented investment managers of institutional assets in the U.S. Barrow, Hanley's 23 investment professionals, with an average experience in excess of 18 years, manage domestic equity and fixed income portfolios for a variety of institutional clients. Barrow Hanley is a wholly-owned subsidiary of Old Mutual and an affiliate of Pilgrim Baxter.

For its services to the Portfolios, Barrow Hanley will receive, on an annual basis, a fee of ___% of each Portfolio's average daily net assets payable by Pilgrim Baxter under its investment advisory fee.

Clay Finlay, Inc., a New York corporation located at 200 Park Ave. New York, New York 10166, is a sub-adviser to the Portfolios. Clay Finlay has provided investment management services since 1982. As of June 30, 2003, Clay Finlay had $5.7 billion under management. Clay Finlay's "growth at a reasonable price" strategy combines a bottom-up and top-down approach to the management of approximately 5 billion in global and regional equity mandates. The firm's highly experienced and diverse group of professionals has a network of offices around the world offering a broad spectrum of investment mandates. The founding principals have been in place since inception of the firm, working together to create fairly concentrated, yet diversified, risk controlled portfolios. An experienced multinational team of more than 20 investment professionals manages a full range of multi-regional (global, international and global ex country of origin) and regional (Europe, Continental Europe, Japan, Pacific Basin ex Japan, US and Global Emerging Markets) equity mandates on behalf of major corporations, financial institutions and governments. Clay Finlay is a wholly-owned subsidiary of Old Mutual and an affiliate of Pilgrim Baxter.

For its services to the Portfolios, Clay Finlay will receive, on an annual basis, a fee of ___% of each Portfolio's average daily net assets payable by Pilgrim Baxter under its investment advisory fee.

Dwight Asset Management Company, a Delaware corporation located at 100 Bank Street, Burlington, Vermont, 05401, is a sub-adviser to the Portfolios. Dwight has provided investment management services since 1983. As of June 30, 2003, Dwight had $36.4 billion under management. Dwight is a registered investment adviser specializing in fixed income and stable value investment strategies. Dwight offers a range of commingled funds and separate account investment management services for Stable Value, Fixed Income and Insurance clients. Dwight is a wholly-owned subsidiary of Old Mutual and an affiliate of Pilgrim Baxter.

Dwight seeks to achieve capital preservation, competitive performance and flexibility to meet plan/corporate changes by minimizing changes in duration, attaining diversification across high quality fixed income markets, conducting in-depth research to assure high credit quality of issuers and securities and actively managing cash and liquidity. We believe that competitive risk-adjusted returns are achieved by building higher yielding portfolios with an emphasis on structured fixed income securities and thorough security selection. Risk is mitigated through limited sector rotation and closely managing duration and term structure exposures.

For its services to the Portfolios, Dwight will receive, on an annual basis, a fee of ___% of each Portfolio's average daily net assets payable by Pilgrim Baxter under its investment advisory fee.

First Pacific Advisors, Inc., a Massachusetts corporation located at 11400 West Olympic Blvd., Suite 1200, Los Angeles, CA 90064, is a sub-adviser to the Portfolios. First Pacific has provided investment management services since 1953. As of June 30, 2003, First Pacific had $4.3 billion under management. First Pacific invests in all asset classes from a risk-averse, value-oriented perspective. First Pacific's equity approach concentrates on the selection of individual businesses with a disciplined judgment of the relative attractiveness of the market valuation of these businesses. The fixed income approach is bottom-up and concentrates on sector and security selection. First Pacific's approach to investing has provided consistent returns for over twenty years. First Pacific is a wholly-owned subsidiary of Old Mutual and an affiliate of Pilgrim Baxter.

For its services to the Portfolios, First Pacific will receive, on an annual basis, a fee of ___% of each Portfolio's average daily net assets payable by Pilgrim Baxter under its investment advisory fee.

Heitman LLC, a Delaware limited liability company located at 191 Wacker Driver, Suite 2500, Chicago, Illinois 60601, is a sub-adviser to the Portfolios. Heitman has provided investment management services since 1987. As of June 30, 2003, Heitman had $1.2 billion under management. Heitman is a broad-based, multi-national real estate investment management firm that serves a global client base and makes investments in commercial real estate directly or in publicly traded real estate investment trust (REIT) securities in the U.S. and Europe.

Heitman's clients include U.S. and international institutions, U.S. pension plans, endowments and foundations, high net-worth individuals and retail investors. The company has four principal lines of business: U.S. Private Real Estate Equity; U.S. Debt; U.S. Public Real Estate Securities; International Private Real Estate Equity.

Over the years the ownership of the firm has evolved as well. As a result of a financial partnership created on January 1, 1999, Heitman is owned today 50% by Old Mutual plc, a London-listed international financial services firm, and 50% by key Heitman executives. Heitman is an affiliate of Pilgrim Baxter.

For its services to the Portfolios, Heitman will receive, on an annual basis, a fee of ___% of each Portfolio's average daily net assets payable by Pilgrim Baxter under its investment advisory fee.

Provident Investment Counsel, a Massachusetts corporation located at 300 North Lake Ave, Penthouse Suite, Pasadena, California, 91101, is a sub-adviser to the Portfolios. Provident has provided investment management services since 1951. As of June 30, 2003, Provident had $5.3 billion under management. Growth Equity investing is the cornerstone of Provident's investment philosophy, which emphasizes fundamental research and a team approach to portfolio management. Provident's portfolio managers/analysts seek out companies with strong financial characteristics, which are thought to be in a period of high, sustainable revenue and earnings growth. Over the long run, Provident's investment success has been a function of the firm's commitment to their investment style. Provident is a wholly-owned subsidiary of Old Mutual and an affiliate of Pilgrim Baxter.

For its services to the Portfolios, Provident will receive, on an annual basis, a fee of ___% of each Portfolio's average daily net assets payable by Pilgrim Baxter under its investment advisory fee.

Rogge Global Partners PLC, a United Kingdom corporation located at Sion Hall 56 Victoria Embankment, London England, United Kingdom EC4YODZ is a sub-adviser to the Portfolios. Rogge has provided investment management services since 1984. As of June 30, 2003, Rogge had $5.7 billion under management. Rogge is a wholly-owned subsidiary of Old Mutual and an affiliate of Pilgrim Baxter.

For its services to the Portfolios, First Pacific will receive, on an annual basis, a fee of ___% of each Portfolio's average daily net assets payable by Pilgrim Baxter under its investment advisory fee.

Sirach Capital Management, Inc., a Washington corporation located at 520 Pike Street, Suite 2800, Seattle, Washington, 98101, is a sub-adviser to the Portfolios. Sirach has provided investment management services since 1970. As of June 30, 2003, Sirach had $2.0 billion under management. Sirach is a Seattle based investment advisor specializing in the management of institutional and high net worth accounts. Sirach was formed in 1970 and merged with Olympic Capital Management in early 1996. The combination reinforces the fixed-income and equity strengths previously developed by both firms. The equity management process focuses on growth stock investing which spans all market caps with the goal of identifying when a good company becomes a good investment. Key to its philosophy is the use of accelerating earnings growth, the belief that purchases must be made at reasonable valuations, and the use of effective selling disciplines to protect capital. The fixed income process employs a risk-controlled approach which makes active sector allocations and considers yield curve dynamics when taking a duration stance. Sirach is a wholly-owned subsidiary of Old Mutual and an affiliate of Pilgrim Baxter.

For its services to the Portfolios, Sirach will receive, on an annual basis, a fee of ___% of each Portfolio's average daily net assets.

Thompson, Siegel & Walmsley, Inc. ("TS&W"), a Virginia corporation located at 500 Monument Ave. Richmond, Virginia 23230, is a sub-adviser to the Portfolios. TS&W has provided investment management services since 1969. As of June 30, 2003, TS&W had $4.4 billion under management. They currently manage over $4.1 billion in assets for their clients, which encompasses individual and family accounts as well as institutional portfolios. The investment philosophy and disciplines established in 1969 continue to be the cornerstone of their decision-making process today. Their singular investment objective - to participate significantly in periods of capital growth, yet protect their client's assets during market declines - continues as their guiding principle. Their task is to uncover stocks and bonds that sell at a discount to their long-term fair market value and emphasize them in portfolios.

TS&W is a wholly-owned subsidiary of Old Mutual and an affiliate of Pilgrim Baxter.

For its services to the Portfolios, TS&W will receive, on an annual basis, a fee of ___% of each Portfolio's average daily net assets payable by Pilgrim Baxter under its investment advisory fee.

Thomson, Horstmann & Bryant, Inc., a Delaware corporation located at 80 West Plaza One, Saddle Brook, New Jersey 07663, is a sub-adviser to the Portfolios. Thomson Horstmann has provided investment management services since 1982. As of June 30, 2003, Thomson Horstmann had $1.9 billion under management. Thomson Horstmann was formed in 1982 to provide the exclusive management of small capitalization value equity portfolios. The three founding principals, who have over 90 years of collective investment experience, have worked together since the firm's inception. Thomson Horstmann's superior long term track record results from a disciplined, bottom-up focus on value equities with market capitalizations under $1.5 billion at the time of purchase. Thomson Horstmann's management style produces a broadly diversified portfolio of stocks across five macroeconomic sectors. Thomson, Horstmann is a wholly-owned subsidiary of Old Mutual and an affiliate of Pilgrim Baxter.

For its services to the Portfolios, Thomson Horstmann will receive, on an annual basis, a fee of ___% of each Portfolio's average daily net assets payable by Pilgrim Baxter under its investment advisory fee.

The Portfolio managers

PBHG Asset Allocation Conservative Portfolio

A team of investment professionals from the Advisor and Sub-Advisor have primary responsibility for the day-to-day management of the Portfolio. For more information on the composition of the team managing the Portfolio, please see the SAI.

PBHG Asset Allocation Moderate Portfolio

A team of investment professionals from the Advisor and Sub-Advisor have primary responsibility for the day-to-day management of the Portfolio. For more information on the composition of the team managing the Portfolio, please see the SAI.

PBHG Asset Allocation Moderate Growth Portfolio

A team of investment professionals from the Advisor and Sub-Advisor have primary responsibility for the day-to-day management of the Portfolio. For more information on the composition of the team managing the Portfolio, please see the SAI.


PBHG Asset Allocation Growth Portfolio

A team of investment professionals from the Advisor and Sub-Advisor have primary responsibility for the day-to-day management of the Portfolio. For more information on the composition of the team managing the Portfolio, please see the SAI.

                                                               Your Investment

Pricing Portfolio Shares

Each Portfolio prices its investments for which market quotations are readily available at market value. Short-term investments are priced at amortized cost, which approximates market value. All other investments are priced at fair value as determined in good faith by PBHG Funds' Board of Trustees. If a Portfolio holds securities quoted in foreign currencies, it translates that price into U.S. dollars at current exchange rates. Because foreign markets may be open at different times than the New York Stock Exchange, the price of a Portfolio's shares may change on days when its shares are not available for purchase or sale.

Net Asset Value (NAV)

The price of each Portfolio's shares is based on the Portfolio's net asset value
(NAV). A Portfolio's NAV equals the value of its assets, less its liabilities, divided by the number of its outstanding shares. Portfolio shares are priced every day at the close of trading on the New York Stock Exchange (normally 4 p.m. Eastern Time). Portfolio shares are not priced on days that the New York Stock Exchange is closed.

Buying Shares

You may purchase shares of each Portfolio directly through the Portfolio's transfer agent. The price per share you will pay to invest in a Portfolio is its NAV next calculated after the transfer agent or other authorized representative accepts your order. Each Portfolio's NAV is calculated at the close of trading on the New York Stock Exchange, normally 4:00 p.m. Eastern Time, each day the exchange is open for business. The Portfolio's assets are generally valued at their market price. However, if a market price is unavailable or if the assets have been affected by events occurring after the close of trading, the Portfolio's Board of Trustees may use another method that it believes reflects fair value. By fair valuing a security whose price may have been affected by events occurring after the close of trading in its respective market, the Portfolio attempts to establish a price that it might reasonably expect to receive upon its current sale of that security. These methods are designed to help ensure that the prices at which Portfolio shares are purchased and redeemed are fair, and do not result in dilution of shareholder interest or other harm to shareholders.

You may also purchase shares of each Portfolio through certain broker-dealers or other financial institutions that are authorized to sell you shares of the Portfolios. Such financial institutional may charge you a fee for this service in addition to the Portfolio's NAV.

Concepts to understand

Traditional IRA: an individual retirement account. Your contributions may or may not be deductible depending on your circumstances. Assets grow tax-deferred; withdrawals and distributions are taxable in the year made.

Spousal IRA: an IRA funded by a working spouse in the name of a nonworking spouse.

Roth IRA: an IRA with non-deductible contributions, and tax-free growth of assets and distributions to pay retirement expenses, provided certain conditions are met.

Coverdell Education Savings Accounts: a savings account with non-deductible contributions, and tax-free growth of assets and distributions, if used to pay certain educational expenses.

For more complete IRA information, consult a PBHG Shareholder Services Representative or a tax advisor.

Minimum Investments                                 Initial        Additional
----------------------------------------------------------------- --------------
Regular accounts                                     $ 2,500        no minimum
Uniform Gifts/Transfer to Minor Accounts             $   500        no minimum
Traditional IRAs                                     $ 2,000        no minimum
Roth IRAs                                            $ 2,000        no minimum
Coverdell Education Savings Accounts                 $   500        no minimum
Systematic Investment Plans 1  (SIP)                 $   500        $25

1 Provided a SIP is established, the minimum initial investment for the Portfolio is $500 along with a monthly systematic investment of $25 or more.

Selling Shares

You may sell your shares at NAV any day the New York Stock Exchange is open for business. Sale orders received by the Portfolio's transfer agent or other authorized representatives by 4:00 p.m. Eastern time will be priced at the Portfolio's next calculated NAV. The Portfolio generally sends payment for your shares the business day after your order is accepted. Under unusual circumstances, the Portfolio may suspend redemptions or postpone payment for up to seven days. Also, if the Portfolio has not yet collected payment for the shares you are selling, it may delay paying out the proceeds on your sale until payment has been collected, which may take up to 15 days from the date of purchase. You may also sell shares of each Portfolio through certain broker-dealers or other financial institutions at which you maintain an account. Such financial institutions may charge you a fee for this service.

Limitations on selling shares by phone


Proceeds
Sent by                   Minimum                 Maximum
------------------------- ----------------------- --------------------------
------------------------- ----------------------- --------------------------

Check                     no minimum              $50,000 per day

Wire*                     no minimum              no maximum

ACH                       no minimum              no maximum

Please note that the banking instructions to be used for wire and ACH redemptions must be established on your account in advance of placing your sell order.

* Wire fee is $10 per Federal Reserve Wire

Written Redemption Orders

Some circumstances require written sell orders along with medallion signature guarantees.

These include:

    o    Redemptions in excess of $50,000
    o    Requests to send proceeds to a different address or payee
    o Requests to send proceeds to an address that has been changed within the last 30 days o Requests to wire proceeds to a different bank account

A medallion signature guarantee helps to protect you against fraud. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which participates in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs or notaries public will not be accepted. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee is authentic.

General Policies

    o IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT: The Fund is required by Federal law to obtain, verify and record information that identifies each person who opens a new account. If you do not provide this information, we may not be able to open your account. Each Fund reserves the right to close your account or take such other action deemed appropriate if we are unable to verify your identity.

    o    Each Portfolio may reject or suspend acceptance of purchase orders.
    o Each Portfolio reserves the right to make redemptions in securities rather than in cash if the redemption amount exceeds $250,000 or 1% of the aggregate NAV of the Portfolio in any 90-day period.
    o Payment for telephone purchases must be received by the Portfolio's transfer agent within seven days or you may be liable for any losses the Portfolio incurs as a result of the cancellation of your purchase order.
    o When placing a purchase, sale, or exchange order through an authorized representative, it is the representative's responsibility to promptly transmit your order to the Portfolio's transfer agent so that you may receive that same day's NAV.
    o SEI Trust Company, the custodian for PBHG Traditional, Roth and Coverdell Education Savings accounts, currently charges a $10 annual custodial fee to Traditional and Roth IRA accounts and a $7 annual custodial fee to Coverdell Education Savings Accounts. This fee will be automatically deducted from your account if not received by the announced due date, usually in mid-August.
    o Because of the relatively high cost of maintaining smaller accounts, the Portfolio charges an annual fee of $12 if your account balance drops below the minimum investment amount because of redemptions. Minimum investment amounts are identified in the table on page ___. For non-retirement accounts, each Portfolio may, upon prior notice, close your account and send you the proceeds if your account balance remains below the minimum investment amount for over 60 days due to your redeeming or exchanging out of the Portfolio.
    o To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in the household holds shares of the Portfolio. Call PBHG Funds at 1-800-433-0051 if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, contact PBHG Funds at 1-800-433-0051 or write to P.O. Box 219534, Kansas City, MO 64121. Electronic copies of most financial reports and prospectuses are available at PBHG Funds' website (www.pbhgfunds.com).

Exchanges Between Portfolios

You may exchange some or all shares of a particular Class of a PBHG Funds portfolio, including the Portfolios, for the same Class of another PBHG Funds portfolio that offers such Class of shares. PBHG Class and Advisor Class shares of a Portfolio may not be exchanged for shares of any other Class of a Portfolio. Simply mail, telephone, or use the Portfolio's internet website to provide your exchange instructions to the transfer agent. There is currently no fee for exchanges; however, a Portfolio may change or terminate this privilege on 60 days' notice. Please note that exchanges into the PBHG Cash Reserves Portfolio (which is not offered by this prospectus) from another PBHG Fund may be made only four times a year.

To open an account

In Writing

Complete the application.

Mail your completed application and a check to:

         PBHG Funds
         P.O. Box 219534
         Kansas City, Missouri  64121-9534

By Telephone

Call us at 1-800-433-0051 to receive an account application and receive an account number.

Wire  Have your bank send your investment to:
    o    United Missouri Bank of Kansas City, N.A.
    o    ABA # 10-10-00695
    o    Account # 98705-23469
    o    Fund or Portfolio name
    o    Your name
    o    Your Social Security or tax ID number
    o    Your account number

Return the account application.

By Automated Clearing House (ACH)

Currently you may not open an account through ACH.

Via the Internet

    o    Visit the PBHG Funds website at http://www.pbhgfunds.com.
    o    Enter the "Open An Account" screen and follow the instructions.

To add to an account

Fill out an investment slip:

Mail the slip and the check to:

         PBHG Funds
         P.O. Box 219534
         Kansas City, Missouri  64121-9534

By Wire

Wire  Have your bank send your investment to:
   o    United Missouri Bank of Kansas City, N.A.
   o    ABA # 10-10-00695
   o    Account # 98705-23469
   o    Fund or Portfolio name
   o    Your name
   o    Your Social Security or tax ID number
   o    Your account number

By Automated Clearing House (ACH)

   o    Complete the bank information section on the account application.
   o    Attach a voided check or deposit slip to the account application.
   o The maximum purchase allowed through ACH is $100,000 and this option must be established on your account 15 days prior to initiating a transaction.

Via the Internet

   o    Complete the bank information section on the account application.
   o Enter the "My Account" section of the website and follow the instructions for purchasing shares.

To sell shares

By Mail

Write a letter of instruction that includes:
   o    your name(s) and signature(s)
   o    your account number
   o    the Portfolio name
   o    the dollar amount your wish to sell
   o    how and where to send the proceeds

If required, obtain a medallion signature guarantee (see "Selling Shares")

Mail your request to:

         PBHG Funds
         P.O. Box 219534
         Kansas City, Missouri  64121-9534

Systematic Withdraw Plan

Permits you to have payments of $50 or more mailed or automatically transferred from your Portfolio accounts to your designated checking or savings account.

  o Consult your broker, dealer or financial intermediary regarding how to establish this feature.

Note:  You must maintain a minimum account balance of $5,000 or more

Distribution and Taxes

Each Portfolio pays shareholders dividends from its net investment income and distributions from its net realized capital gains at least once a year, if available. Dividends and distributions will be reinvested in your Portfolio account unless you instruct the Portfolio otherwise. There are no fees on reinvestments. Alternatively, you may elect to receive your dividends and distributions in cash in the form of a check, wire, or ACH.

Unless your investment is in an IRA or other tax-exempt account, your dividends and distributions will be taxable whether you receive them in cash or reinvest them. Dividends (including short-term capital gains distributions) are generally taxed at the ordinary income rate. However, distributions of qualified dividend income and long-term capital gains are taxable at lower rates. The current qualified dividend income and long-term capital gains tax rates are provided in the table below.

A sale or exchange of a Portfolio may also generate a tax liability unless your account is tax-exempt. There are two types of tax liabilities you may incur from a sale or exchange: (1) Short-term capital gains will apply if you sell or exchange the Portfolio up to 12 months after buying it; (2) Long-term capital gains will apply to Portfolios sold or exchanged after 12 months. The table below describes the tax rates for each.

Taxes on Transactions

The tax status of your distributions for each calendar year will be detailed in your annual tax statement from the Portfolio. Because everyone's tax situation is unique, always consult your tax advisor about federal, state, and local tax consequences.

Taxability of Distributions to Individuals and Other Non-Corporate Shareholders



            Type of Distribution          Tax rate for 15% bracket and      Tax rate for brackets higher
                                          lower                             than 15%
           ------------------------------ --------------------------------- -------------------------------
           ------------------------------ --------------------------------- -------------------------------
           Dividends Generally            Ordinary income rate              Ordinary income rate
           Qualified Dividends            5%                                15%
           Short-term
                Capital Gains             Ordinary income rate              Ordinary income rate
           Long-term
                Capital Gains             5%                                15%




Certain distributions of long-term capital gains for the Portfolio's fiscal year ending March 31, 2004 may be taxable at 10% and 20% rates (for tax brackets 15% and lower and tax brackets higher than 15%, respectively).

Distribution Arrangements

PBHG Funds(R) has four classes of shares, two of which, PBHG Class and Advisor Class, are offered by this prospectus. Each Class has the same rights and privileges as the other share classes of PBHG Funds, except (i) each Class is subject to different sales charges (loads); (ii) each class is subject to different distribution fees, which, if applicable, are paid pursuant to a Distribution Plan adopted under Rule 12b-1 of the Investment Company Act of 1940; (iii) each class is subject to different service fees, which, if applicable, are paid pursuant to a Service Plan that may or may not be adopted under Rule 12b-1 of the Investment Company Act of 1940; (iv) exchanges are not permitted between the various share classes but only among the same class; and
(iv) such class may have exclusive voting rights with respect to matters affecting only that class.

PBHG Funds(R), on behalf of the Advisor Class shares of each Portfolio, has adopted a Service Plan pursuant to which a Portfolio pays Rule 12b-1 shareholder servicing fees at an aggregate rate of up to 0.25% of the Portfolio's average net assets attributable to Advisor Class shares. The service fee is paid to the Portfolio's distributor, PBHG Fund Distributors, for providing or arranging with and paying others to provide personal services to shareholders of Advisor Class shares and/or for the maintenance of such shareholders' accounts. Because these fees are paid out of Advisor Class assets on an ongoing basis, over time these fees will increase the cost of your investment in Advisor Class shares and may cost you more than paying other types of sales charges.

                                                          Financial Highlights

Financial highlights are not presented since the Portfolios are new.

                                                          For More Information

PBHG Funds
For investors who want more information about the Portfolios, the following documents are available free upon request:

Statement of Additional Information (SAI)
Provides more information about the Portfolios and is incorporated into this Prospectus by reference.

Annual/Semi-Annual Reports
Provides financial and performance information about PBHG Funds and their investments and a discussion of the market conditions and investment strategies that significantly affected each existing PBHG Funds portfolio's performance during the last fiscal year or half-year.

To obtain the SAI, Annual/Semi-Annual Reports or other information and for shareholder inquiries:

By telephone
Call 1-800-433-0051

By mail
PBHG Funds
P.O. Box 219534
Kansas City, MO 64121-9534

Via the Internet
www.pbhgfunds.com

Reports and other information about PBHG Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about PBHG Funds are also available on the EDGAR database on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, after paying a duplicating fee, by sending your written request to the SEC's Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov.

Investment Adviser
Pilgrim Baxter & Associates, Ltd.

Distributor
PBHG Fund Distributors

SEC file number 811-04391

PBHG Asset Allocation Portfolios PBHG Class and Advisor Class Prospectus-- 12/03

                              PBHG Funds Prospectus
                               December ___, 2003

                  PBHG Asset Allocation Conservative Portfolio

                    PBHG Asset Allocation Moderate Portfolio

                 PBHG Asset Allocation Moderate Growth Portfolio

                     PBHG Asset Allocation Growth Portfolio

                          (Class A and Class C Shares)

The Securities and Exchange Commission has not approved or disapproved any Fund shares or determined whether this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.

PBHG Asset Allocation Portfolio Class A and C Prospectus-- 12/03

An Introduction to the PBHG Funds(R)
and this Prospectus

PBHG Funds is a mutual fund that offers a convenient and economical means of investing in professionally managed portfolios of securities, called Funds. This Prospectus offers Class A and Class C Shares of the Funds listed on the cover.

Each Fund has its own investment goal and strategies for reaching that goal. Before investing, make sure the Fund's goal matches your own.

PBHG Funds offered by this Prospectus are generally designed for long-term investors, such as those saving for retirement, or investors that want a fund that seeks to outperform the market in which it invests over the long-term. These Funds may not be suitable for investors who are pursuing a short-term investment goal, such as investing emergency reserves. Some of these Funds may not be suitable for investors who require regular income or stability of principal.

                               INVESTMENT ADVISER

Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter" or the "Adviser") is the investment adviser for each Fund. Pilgrim Baxter has retained sub-advisers (each a "Sub-Adviser") to provide investment advice in selecting securities to be purchased or sold for each of the Funds. For information about the Sub-Advisers, see page ___ of the Prospectus. Pilgrim Baxter has also entered into a
consulting arrangement with [            ] ("Consultant") to provide it with
research on asset allocation for each Fund.

This Prospectus contains important information you should know before investing in any Fund and as a shareholder in a Fund. This information is arranged into different sections for easy reading and future reference. To obtain more information about the Funds, please refer to the back cover of this Prospectus.

                                   Contents

FUND SUMMARIES
--------------------------------------------------------------------------------

PBHG Asset Allocation Conservative Portfolio...................................2
--------------------------------------------
PBHG Asset Allocation Moderate Portfolio.......................................5
----------------------------------------
PBHG Asset Allocation Moderate Growth Portfolio................................8
-----------------------------------------------
PBHG Asset Allocation Growth Portfolio........................................11
--------------------------------------


MORE ABOUT THE FUNDS
--------------------------------------------------------------------------------

Our Investment Strategies.....................................................14
-------------------------
Risks and Returns.............................................................16
-----------------


THE INVESTMENT ADVISER
& SUB-ADVISERS
--------------------------------------------------------------------------------

The Investment Adviser........................................................29
----------------------
The Sub-Advisers..............................................................30
----------------
The Portfolio Managers........................................................34
----------------------


YOUR INVESTMENT
--------------------------------------------------------------------------------

Pricing Fund Shares...........................................................36
-------------------
Choosing a Share Class........................................................36
----------------------
Buying Shares.................................................................39
-------------
Selling Shares................................................................40
--------------
General Policies..............................................................40
----------------
Distribution and Taxes........................................................41
----------------------
Distribution Arrangements.....................................................42
-------------------------


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Financial Highlights..........................................................43

PBHG Asset Allocation Conservative Portfolio

Goal

The Portfolio seeks to provide investors with current income and preservation of capital.

Main Investment Strategies

Under normal market conditions, the Portfolio will invest approximately __% of its assets in equity securities, __% of its assets in fixed income securities and __% of its assets in money market instruments. These percentages may vary at different times. The individual securities to be held by the Portfolio will be selected by the Adviser and appropriate Sub-Advisers. Pilgrim Baxter will allocate the assets of the Portfolio to itself and individual Sub-Advisers based largely upon asset allocation models developed by the Consultant. Pilgrim Baxter will not try to pinpoint precise market movements when a major reallocation should be made, but rather it will review the Portfolio's allocation and make changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the Portfolio's goal.

Main Investment Risks

The value of your investment in the Portfolio may go down, which means you could lose money.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in the financial markets, a company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Portfolio's investment in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The Portfolio's investment in equity securities will be subject to price movements in the overall equity markets and from factors affecting individual companies, or industries. In addition, the Portfolio's investment in securities of foreign issuers will be subject to risks not typically associated with securities of domestic issuers. Foreign issuers, especially issuers located in emerging markets, can be riskier and more volatile than investments in the U.S. market. Adverse political and economic developments, changes in the value of foreign currency, differences in tax and accounting standards, and difficulties in obtaining information about foreign companies can all negatively affect investment decisions.

Although the Portfolio strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

For more information on this Portfolio's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page __.

Performance Information

Performance information is not presented since the Portfolio is new. Performance information will be presented for the fund after it has been in operation for one complete calendar year.

Fees and Expenses

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Portfolio.


Fees and Expenses Table

                                                                       Class A                      Class C

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load)                                             5.75%                        None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)                                   None(1)                        1.00%
(as a percentage of original purchase price)
Redemption Fee                                                         None                          None
(as a percentage of amount redeemed)
------------------------------------------------------------ ---------------------------- ----------------------------
------------------------------------------------------------ ---------------------------- ----------------------------
Annual Fund Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees                                                        ______                       ______
Distribution (12b-1) Fees                                               None                          0.75%
Other Expenses
         Service Fees                                                   0.25%                         0.25%
         Other Operating Expenses                                       ____*                        ____*
         Total Other Expenses                                           ____                         ____
------------------------------------------------------------ ---------------------------- ----------------------------
------------------------------------------------------------ ---------------------------- ----------------------------
Total Annual Operating Expenses                                         ____*                        ____*

Fee Waiver and/or Expense Reimbursement                               ____                         ____

Net Expenses                                                            ____                         ____


* Other expenses are based on estimated amounts for the current fiscal year.



(1) If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% contingent deferred sales charge at the time of redemption.

Example

This example is intended to help you compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Portfolio's operating expenses reflect net operating expenses for the one-year period and total operating expenses without expense waivers for years two and three. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost Over
                                        1 Year             3 Years
Class A
Class C

You Would Pay the Following if you Did Not Redeem Your Shares

                                        1 Year             3 Years
Class C

PBHG Asset Allocation Moderate Portfolio

Goal

The Portfolio seeks to provide investors with capital appreciation and current income.

Main Investment Strategies

Under normal market conditions, the Portfolio will invest approximately __% of its assets in equity securities, __% of its assets in fixed income securities and __% of its assets in money market instruments. These percentages may vary at different times. The individual securities to be held by the Portfolio will be selected by the Adviser and appropriate Sub-Advisers. Pilgrim Baxter will allocate the assets of the Portfolio to itself and individual Sub-Advisers based largely upon asset allocation models developed by the Consultant. Pilgrim Baxter will not try to pinpoint precise market movements when a major reallocation should be made, but rather it will review the Portfolio's allocation and make changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the Portfolio's goal.

Main Investment Risks

The value of your investment in the Portfolio may go down, which means you could lose money.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in the financial markets, a company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Portfolio's investment in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The Portfolio's investment in equity securities will be subject to price movements in the overall equity markets and from factors affecting individual companies, or industries. In addition, the Portfolio's investment in securities of foreign issuers will be subject to risks not typically associated with securities of domestic issuers. Foreign issuers, especially issuers located in emerging markets, can be riskier and more volatile than investments in the U.S. market. Adverse political and economic developments, changes in the value of foreign currency, differences in tax and accounting standards, and difficulties in obtaining information about foreign companies can all negatively affect investment decisions.

Although the Portfolio strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

For more information on this Portfolio's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page __.

Performance Information

Performance information is not presented since the Portfolio is new. Performance information will be presented for the fund after it has been in operation for one complete calendar year.

Fees and Expenses

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Portfolio.


Fees and Expenses Table

                                                                       Class A                      Class C

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load)                                             5.75%                        None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)                                   None(1)                        1.00%
(as a percentage of original purchase price)
Redemption Fee                                                         None                          None
(as a percentage of amount redeemed)
------------------------------------------------------------ ---------------------------- ----------------------------
------------------------------------------------------------ ---------------------------- ----------------------------
Annual Fund Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees                                                        ______                       ______
Distribution (12b-1) Fees                                               None                          0.75%
Other Expenses
         Service Fees                                                   0.25%                         0.25%
         Other Operating Expenses                                       ____*                        ____*
         Total Other Expenses                                           ____                         ____
------------------------------------------------------------ ---------------------------- ----------------------------
------------------------------------------------------------ ---------------------------- ----------------------------
Total Annual Operating Expenses                                         ____*                        ____*

Fee Waiver and/or Expense Reimbursement                                 ____                         ____

Net Expenses                                                            ____                         ____


* Other expenses are based on estimated amounts for the current fiscal year.



(1) If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% contingent deferred sales charge at the time of redemption.

Example

This example is intended to help you compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Portfolio's operating expenses reflect net operating expenses for the one-year period and total operating expenses without expense waivers for years two and three. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost Over
                                        1 Year             3 Years
Class A
Class C

You Would Pay the Following if you Did Not Redeem Your Shares

                                        1 Year             3 Years
Class C

PBHG Asset Allocation Moderate Growth Portfolio

Goal

The Portfolio seeks to provide investors with capital appreciation.

Main Investment Strategies

Under normal market conditions, the Portfolio will invest approximately __% of its assets in equity securities, __% of its assets in fixed income securities and __% of its assets in money market instruments. These percentages may vary at different times. The individual securities to be held by the Portfolio will be selected by the Adviser and appropriate Sub-Advisers. Pilgrim Baxter will allocate the assets of the Portfolio to itself and individual Sub-Advisers based largely upon asset allocation models developed by the Consultant. Pilgrim Baxter will not try to pinpoint precise market movements when a major reallocation should be made, but rather it will review the Portfolio's allocation and make changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the Portfolio's goal.

Main Investment Risks

The value of your investment in the Portfolio may go down, which means you could lose money.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in the financial markets, a company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Portfolio's investment in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The Portfolio's investment in equity securities will be subject to price movements in the overall equity markets and from factors affecting individual companies, or industries. In addition, the Portfolio's investment in securities of foreign issuers will be subject to risks not typically associated with securities of domestic issuers. Foreign issuers, especially issuers located in emerging markets, can be riskier and more volatile than investments in the U.S. market. Adverse political and economic developments, changes in the value of foreign currency, differences in tax and accounting standards, and difficulties in obtaining information about foreign companies can all negatively affect investment decisions.

Although the Portfolio strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

For more information on this Portfolio's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page __.

Performance Information

Performance information is not presented since the Portfolio is new. Performance information will be presented for the fund after it has been in operation for one complete calendar year.

Fees and Expenses

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Portfolio.


Fees and Expenses Table

                                                                       Class A                      Class C

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load)                                             5.75%                        None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)                                   None(1)                        1.00%
(as a percentage of original purchase price)
Redemption Fee                                                         None                          None
(as a percentage of amount redeemed)
------------------------------------------------------------ ---------------------------- ----------------------------
------------------------------------------------------------ ---------------------------- ----------------------------
Annual Fund Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees                                                        ______                       ______
Distribution (12b-1) Fees                                               None                          0.75%
Other Expenses
         Service Fees                                                   0.25%                         0.25%
         Other Operating Expenses                                       ____*                        ____*
         Total Other Expenses                                           ____                         ____
------------------------------------------------------------ ---------------------------- ----------------------------
------------------------------------------------------------ ---------------------------- ----------------------------
Total Annual Operating Expenses                                         ____*                        ____*

Fee Waiver and/or Expense Reimbursement                                 ____                         ____

Net Expenses                                                            ____                         ____


* Other expenses are based on estimated amounts for the current fiscal year.



(1) If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% contingent deferred sales charge at the time of redemption.

Example

This example is intended to help you compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Portfolio's operating expenses reflect net operating expenses for the one-year period and total operating expenses without expense waivers for years two and three. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost Over
                                        1 Year             3 Years
Class A
Class C

You Would Pay the Following if you Did Not Redeem Your Shares

                                        1 Year             3 Years
Class C

PBHG Asset Allocation Growth Portfolio

Goal

The Portfolio seeks to provide investors with capital appreciation.

Main Investment Strategies

Under normal market conditions, the Portfolio will invest approximately ___% of its assets in equity securities. This percentage may vary at different times. The individual securities to be held by the Portfolio will be selected by the Adviser and appropriate Sub-Advisers. Pilgrim Baxter will allocate the assets of the Portfolio to itself and individual Sub-Advisers based largely upon asset allocation models developed by the Consultant. Pilgrim Baxter will not try to pinpoint precise market movements when a major reallocation should be made, but rather it will review the Portfolio's allocation and make changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the Portfolio's goal.

Main Investment Risks

The value of your investment in the Portfolio may go down, which means you could lose money.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in the financial markets, a company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Portfolio's investment in equity securities will be subject to price movements in the overall equity markets and from factors affecting individual companies, or industries. In addition, the Portfolio's investment in securities of foreign issuers will be subject to risks not typically associated with securities of domestic issuers. Foreign issuers, especially issuers located in emerging markets, can be riskier and more volatile than investments in the U.S. market. Adverse political and economic developments, changes in the value of foreign currency, differences in tax and accounting standards, and difficulties in obtaining information about foreign companies can all negatively affect investment decisions.

Although the Portfolio strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

For more information on this Portfolio's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page __.

Performance Information

Performance information is not presented since the Portfolio is new. Performance information will be presented for the fund after it has been in operation for one complete calendar year.

Fees and Expenses

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Portfolio.



Fees and Expenses Table

                                                                       Class A                      Class C

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load)                                             5.75%                        None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)                                   None(1)                       1.00%
(as a percentage of original purchase price)
Redemption Fee                                                         None                          None
(as a percentage of amount redeemed)
------------------------------------------------------------ ---------------------------- ----------------------------
------------------------------------------------------------ ---------------------------- ----------------------------
Annual Fund Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees                                                        ______                       ______
Distribution (12b-1) Fees                                               None                          0.75%
Other Expenses
         Service Fees                                                   0.25%                         0.25%
         Other Operating Expenses                                       ____*                        ____*
         Total Other Expenses                                           ____                         ____
------------------------------------------------------------ ---------------------------- ----------------------------
------------------------------------------------------------ ---------------------------- ----------------------------
Total Annual Operating Expenses                                         ____*                        ____*

Fee Waiver and/or Expense Reimbursement                                 ____                         ____

Net Expenses                                                            ____                         ____


* Other expenses are based on estimated amounts for the current fiscal year.




(1) If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% contingent deferred sales charge at the time of redemption.

Example

This example is intended to help you compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Portfolio's operating expenses reflect net operating expenses for the one-year period and total operating expenses without expense waivers for years two and three. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost Over
                                        1 Year             3 Years
Class A
Class C

You Would Pay the Following if you Did Not Redeem Your Shares

                                        1 Year             3 Years
Class C

                                                     More About the Portfolios


The following discussion and table describes the main investment strategies discussed in the Portfolio Summaries section of this Prospectus in greater detail. From time to time, the Portfolios employ other investment practices, which are also described in the table and in the Statement of Additional Information. The back cover of this Prospectus explains how you can get a copy of the Statement of Additional Information.

Our Investment Strategies

PBHG Asset Allocation Conservative Portfolio, PBHG Asset Allocation Moderate Portfolio, PBHG Asset Allocation Moderate Growth Portfolio, PBHG Growth Asset Allocation Portfolio

The Adviser and each of the Sub-Advisers have developed investment strategies focused on specific areas of the securities markets. Based upon Pilgrim Baxter's assessment of market conditions and its understanding of its own and each Sub-Adviser's investment strategies, Pilgrim Baxter will allocate a portion of the assets of the Portfolio to itself and individual Sub-Advisers for management. The allocation of assets may be made through the allocation of new moneys being invested in the Portfolio, through redemption proceeds payable by the Portfolio, or by reallocating assets from the Adviser or one Sub-Adviser to another Sub-Adviser or the Adviser, as the case may be. The allocation process may result in the Adviser or certain Sub-Advisers managing significant portions of the Portfolios assets or none at all depending upon Pilgrim Baxter's determination of the appropriate allocation structure for the Portfolio. The Portfolio's assets will be allocated among the Adviser and [XX] Sub-Advisers, each of which acts independently of the others and uses its own methodology in selecting portfolio investments. Because multiple managers will be used by the Portfolio, there may be overlaps in the securities held under the Adviser and each Sub-Adviser, and there may be circumstances where the Adviser or one Sub-Adviser is acquiring securities while another Sub-Adviser or the Adviser, as the case may be, is disposing of the same securities in its portion of the Portfolio's assets.

The Portfolios are actively managed, which means each Portfolio's managers may frequently buy and sell securities. Frequent trading increases a Portfolio's turnover rate and may increase transaction costs, such as brokerage commissions. Increased transaction costs could detract from a Portfolio's performance. In addition, the sale of Portfolio securities may generate capital gains which, when distributed, may be taxable to you.



Investment Strategy of the Adviser

Growth Srategy

Pilgrim Baxter believes that discipline and consistency are important to long-term investment success. This belief is reflected in its investment process. Pilgrim Baxter uses a quantitative and fundamental investment process that is extremely focused on business momentum, as demonstrated by such things as earnings or revenue and sales growth.

Pilgrim Baxter begins its investment process by creating a universe of companies exhibiting strong growth characteristics. That universe is continually updated. Pilgrim Baxter then ranks each company in its universe using proprietary software and research models that incorporate attributes of successful growth like positive earnings surprises, upward earnings estimate revisions, and accelerating sales and earnings growth. Finally, using its own fundamental research and a bottom-up approach to investing, Pilgrim Baxter evaluates each company's business momentum, earnings quality and whether the company can sustain its current growth trend. Pilgrim Baxter believes that through this highly disciplined investment process, it is able to construct a portfolio of investments with strong, sustainable growth characteristics.

Pilgrim Baxter's decision to sell a security depends on many factors. Generally speaking, Pilgrim Baxter may sell a security when there is a deterioration in its business fundementals, such as deceleration in business momentum or a failure to achieve expected earnings.

Blend Srtaegy

Pilgrim Baxter's blend investment process is both quantitative and fundamental. In seeking to identify attractive investment opportunities for the Portfolios, Pilgrim Baxter first creates a universe of more than 8,000 companies whose current share price seems lower than their current or future worth. Pilgrim Baxter considers factors like a company's earnings power vs. its current stock price, its dividend income potential, its price-to-earnings ratio vs. similar companies, its competitive advantages, like brand or trade name or market niche, its management team and its current and future business prospects. Lastly, using its own fundamental research and a bottom-up approach to investing, Pilgrim Baxter identifies those companies which are currently out of market favor but have the potential to achieve significant appreciation as the marketplace recognizes their fundamental value.

Pilgrim Baxter's decision to sell a security depends on many factors. Generally speaking, Pilgrim Baxter may sell a security when it becomes overvalued relative to the market, shows deteriorating fundamentals, or falls short of Pilgrim Baxter's growth expectations.

Risks and Returns

--------------------------------------------------------------------------------
Equity Securities

Shares representing ownership or the right to ownership in a corporation. Each Portfolio may invest in the following types of securities: common and preferred stocks, convertible securities, warrants and rights.

Potential Risks
--------------------------------------------------------------------------------

Equity security prices fluctuate over time. Security prices may fall as a result of factors that relate to the company, such as management decisions or lower demand for the company's products or services.

Equity security prices may fall because of factors affecting companies in a number of industries, such as increased production costs.

Equity security prices may fall because of changes in the financial markets, such as interest rates or currency exchange rate changes.

Equity securities may underperform more stable investments (such as bonds and cash) in the short term.

Potential Returns
--------------------------------------------------------------------------------

Equity securities have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term.

Policies to Balance Risk and Return
--------------------------------------------------------------------------------

The Adviser and each Sub-Advisers maintains a long-term investment approach and focuses on securities it believes can appreciate over an extended time frame, regardless of interim fluctuations.

Under normal circumstances, each Portfolio intends to remain fully invested, with at least [80%] of its assets in securities.

--------------------------------------------------------------------------------
GROWTH Securities

Equity securities that the Adviser or Sub-Adviser believes have or are expected to have strong sales and earnings growth and capital appreciation potential and will grow faster than the economy as a whole.

Potential Risks
--------------------------------------------------------------------------------

See Equity Securities.

Growth securities ay be more sensitive to changes in business momentum and earnings than other securities because they typically trade at higher earnings multiples.

The growth securities in a Portfolio may never reach what the Adviser of Sub-Adviser believes are their full value and may even go down in price.

Potential Returns
--------------------------------------------------------------------------------

See Equity Securities.

Growth securities ay appreciate faster than non-growth securities.

Policies to Balance Risk and Return
--------------------------------------------------------------------------------

See Equity Securities.

In managing a Portfolio, the Adviser and Sub-Advisers use their own software and research models which incorporate important attributes of successful growth. The Adviser believes a key attribute of successful growth is positive business momentum as demonstrated by earnings or revenue and sales growth, among other factors. The Adviser's investment process is extremely focused on companies which exhibit positive business momentum.

The Adviser considers selling a security when its anticipated appreciation is no longer probable, alternative investments offer superior appreciation prospects or the risk of a decline in its market price is too great or a deterioration in business fundamentals occurs or is expected to occur.o

--------------------------------------------------------------------------------
Value Securities

Equity securities that the Adviser or a Sub-Adviser believes are currently underpriced using certain financial measurements, such as their price-to-earnings ratio and earnings power.

Potential Risks
--------------------------------------------------------------------------------

See Equity Securities.

Value companies may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. The value securities in a Portfolio may never reach what the Adviser or Sub-Adviser believes are their full value and may even go down in price.

Potential Returns
--------------------------------------------------------------------------------

See Equity Securities.

Value securities may produce significant capital appreciation as the market recognizes their full value.

Policies to Balance Risk and Return
--------------------------------------------------------------------------------

See Equity Securities.

In managing the Portfolios, the Adviser and each Sub-Advisers may each use their own research, computer models and measures of value. The Adviser and each Sub-Adviser considers selling a security when its share price reaches the Adviser's or Sub-Adviser's estimate of its intrinsic value.

--------------------------------------------------------------------------------
Foreign Equity Securities

Securities of foreign issuers, including ADRs, European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"), exchange traded funds and other similar global instruments. ADRs are certificates issued by a U.S. bank that represent a bank's holdings of a stated number of shares of a foreign corporation. An ADR is bought and sold in the same manner as U.S. securities and is priced in U.S. dollars. EDRs and GDRs are also receipts that represent a stated number of shares of a foreign corporation, only they are issued by a non-U.S. bank or a foreign branch of a U.S. bank. EDRs and GDRs are generally designed for use on foreign exchanges and are typically not priced in U.S. dollars. ADRs, EDRs and GDRs each carry most of the risks of investing directly in foreign equity securities.

Potential Risks
--------------------------------------------------------------------------------

Foreign security prices may fall due to political instability, changes in currency exchange rates, foreign economic conditions or inadequate regulatory and accounting standards.

Although ADRs, EDRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities.

Foreign investments, especially investments in emerging or developing markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it harder for a Portfolio to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

The adoption of the euro as the common currency of the European Economic and Monetary Union (the "EMU") presents some uncertainties and possible risks, such as changes in relative strength and value of major world currencies, adverse tax consequences, and increased price competition among and between EMU and non-EMU countries. These uncertainties and possible risks could adversely affect a Portfolio.

Potential Returns
--------------------------------------------------------------------------------

Favorable exchange rate movements could generate gains or reduce losses. Foreign investments, which represent a major portion of the world's securities, offer attractive potential performance and opportunities for diversification.

Policies to Balance Risk and Return
--------------------------------------------------------------------------------

The Adviser or a Sub-Adviser may use a disciplined investment process that seeks to, among other things, identify quality investments that will enhance a Portfolio's performance. The Adviser or a Sub-Adviser's sell discipline is objective and driven by changes in return forecasts. Generally, if a stock in a Portfolio's portfolio can be replaced by one with higher return expectations, allowing for the transactions costs of both the sell and the buy, it will be sold.

--------------------------------------------------------------------------------
Money Market Instruments

High quality, short-term U.S. and foreign debt instruments denominated in U.S. dollars, including bank obligations (such as CDs, time deposits, bankers' acceptances, and banknotes), commercial paper, corporate obligations (including asset-backed securities), government obligations (such as U.S. Treasury, agency or foreign government securities), short-term obligations issued by state and local governments, and repurchase agreements.

Potential Risks
--------------------------------------------------------------------------------

Money market instrument prices fluctuate over time.

Money market instrument prices may fall as a result of factors that relate to the issuer, such as a credit rating downgrade.

Money market instrument prices may fall because of changes in the financial markets, such as interest rate changes.

Potential Returns
--------------------------------------------------------------------------------

Money market instruments have greater short-term liquidity, capital preservation and income potential than longer-term investments such as stocks. This will help contribute to the stability of the Portfolio's NAV.

Policies to Balance Risk and Return
--------------------------------------------------------------------------------

The Portfolio only invests in money market instruments for temporary defensive or cash management purposes.

--------------------------------------------------------------------------------
Technology or Communications company securities

Securities of companies that rely extensively on technology or communications in their product development or operations or are expected to benefit from technological advances and improvements.

Potential Risks
--------------------------------------------------------------------------------

Technology or communications company securities are strongly affected by worldwide scientific and technological developments and governmental laws, regulations and policies, and, therefore, are generally more volatile than companies not dependent upon or associated with technology or communications issues.

Potential Returns
--------------------------------------------------------------------------------

Technology or communications company securities offer investors significant growth potential because they may be responsible for breakthrough products or technologies or may be positioned to take advantage of cutting-edge, technology-related developments.

Policies to Balance Risk and Return
--------------------------------------------------------------------------------

See Equity Securities.

None of the Portfolios will concentrate their investments in the groups of industries within the technology and communications sector of the market.

--------------------------------------------------------------------------------
Small and medium sized company securities

Potential Risks
--------------------------------------------------------------------------------

Small and medium sized company securities involve greater risk and price volatility than larger, more established companies because they tend to have more limited product lines, markets and financial resources, such as access to capital, and may be dependent on a smaller and more inexperienced management group. In addition, small- and medium-sized company securities may trade much less frequently than securities of larger companies, making the prices of these securities subject to greater volatility.

Potential Returns
--------------------------------------------------------------------------------

Small and medium sized company securities may appreciate faster than those of larger, more established companies for many reasons. For example, small and medium sized companies tend to have younger product lines whose distribution and revenues are still maturing.

Policies to Balance Risk and Return
--------------------------------------------------------------------------------

See Equity Securities.

--------------------------------------------------------------------------------
Over-the Counter ("OTC") securities

Securities that are not listed and traded on an organized exchange, but are bought and sold through a computer network.

Potential Risks
--------------------------------------------------------------------------------

OTC securities are not traded as often as securities listed on an exchange. So, if the Portfolio were to sell an OTC security, it might have to offer the security at a discount or sell it in smaller share lots over an extended period of time.

Potential Returns
--------------------------------------------------------------------------------

Increases the number of potential investments for the Portfolios.

OTC securities may appreciate faster than exchange-traded securities because they are typically securities of younger, growing companies.

Policies to Balance Risk and Return
--------------------------------------------------------------------------------

The Adviser and the Sub-Advisers use a highly disciplined investment process that seeks to, among other things, identify quality investments that will enhance the Portfolio's performance.

--------------------------------------------------------------------------------
Illiquid securities

Securities that do not have a ready market and cannot be easily sold within seven days at approximately the price that a Portfolio has valued them.

Potential Risks
--------------------------------------------------------------------------------

The Portfolios may have difficulty valuing these securities precisely.

The Portfolios may be unable to sell these securities at the time or price they desire.

Potential Returns
--------------------------------------------------------------------------------

Illiquid securities may offer more attractive yields or potential growth than comparable widely traded securities.

Policies to Balance Risk and Return
--------------------------------------------------------------------------------

Each Portfolio may not invest more than 15% of its net assets in illiquid securities.

--------------------------------------------------------------------------------
Derivatives

Investments such as forward foreign currency contracts, futures, over-the-counter options, options on futures, options and swaps, whose value is based on an underlying asset or economic factor.

Potential Risks
--------------------------------------------------------------------------------

The value of derivatives are volatile.

Because of the low margin deposits required, derivatives often involve an extremely high degree of leverage. As a result, a relatively small price movement in a derivative may result in immediate and substantial loss, as well as gain, to the investor. Successful use of a derivative depends on the degree to which prices of the underlying assets correlate with price movements in the derivatives the Portfolios buy or sell. A Portfolio could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold. Thus, a use of derivatives may result in losses in excess of the amount invested.

Potential Returns
--------------------------------------------------------------------------------

Derivatives may be used for a variety of purposes, including:

o        To reduce transaction costs;
o        To manage cash flows;
o To maintain full market exposure, which means to adjust the characteristics of its investments to more closely approximate those of its benchmark;
o        To enhance returns; and
o To protect a Portfolio's investments against changes resulting from market conditions (a practice called "hedging").

Policies To Balance Risk and Return
--------------------------------------------------------------------------------

A Portfolio may use derivatives selectively for hedging, to reduce transaction costs or to manage cash flows.

To the extent a Portfolio enters into derivatives, it will, when necessary, segregate cash or other liquid assets equal to the settlement amount with its custodian to cover the contract. When a Portfolio sells certain derivative contracts, it will hold at all times the instruments underlying the contracts.

--------------------------------------------------------------------------------
REIT Securities

A separately managed trust that makes investments in various real estate businesses. An equity REIT may own real estate and pass the income it receives from rents from the properties, or the capital gain it receives from selling a building, to its shareholders. A mortgage REIT specializes in lending money to building developers and passes the interest income it receives from the mortgages to shareholders. A hybrid REIT combines the characteristics of equity and mortgage REITs.

Potential Risks
--------------------------------------------------------------------------------

The real estate industry is particularly sensitive to:

o     Economic factors, such as interest rate changes or market recessions;
o Over-building in one particular area, changes in zoning laws, or changes in neighborhood values;
o     Increases in property taxes;
o     Casualty and condemnation losses; and
o     Regulatory limitations on rents.

REITs may expose a Portfolio to similar risks associated with direct investment in real estate. REITs are more dependent upon specialized management skills, have limited diversification and are, therefore, generally dependent on their ability to generate cash flow to make distributions to shareholders.

Potential Returns
--------------------------------------------------------------------------------

Investments in REITs permit a Portfolio to participate in potential capital appreciation and income opportunities in various segments of the real estate sector.

Policies To Balance Risk and Return
--------------------------------------------------------------------------------

Pilgrim Baxter and a Sub-Adviser consider companies that they expect will generate good cash flow from the underlying properties, have proven management track records, and histories of increasing dividends.

--------------------------------------------------------------------------------
Special Situations

The Portfolios may invest in special situations. A special situation arises when a Sub-Adviser believes the securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to that company. Special situations are events that could change or temporarily hamper the ongoing operations of a company, including, but not limited to:

o Liquidations, reorganizations, recapitalizations, mergers or temporary financial liquidity restraints;
o Material litigation, technological breakthroughs or temporary production or product introduction problems; or
o Natural disaster, sabotage or employee error and new management or management policies.

Special situations affect companies of all sizes and generally occur regardless of general business conditions or movements of the market as a whole.

Potential Risks
--------------------------------------------------------------------------------

Special situations often involve much greater risk than is inherent in ordinary investment securities. In addition, the market price of companies subject to special situations may never reflect any perceived intrinsic values.

Potential Returns
--------------------------------------------------------------------------------

Securities of companies in special situations may experience significant capital appreciation as the market recognizes their full value.

Policies To Balance Risk and Return
--------------------------------------------------------------------------------

The Adviser or a Sub-Adviser may need to more extensively analyze special situations in view of the complexity of such securities.

--------------------------------------------------------------------------------
Fixed Income Securities

Fixed Income securities includes U.S. government securities, U.S. government agency securities, corporate bonds, mortgage-backed and asset-backed securities, lower-rated bonds, foreign bonds, money market instruments and certain other types of debt or hybrid instruments.

Potential Risks
--------------------------------------------------------------------------------

Fixed income security prices fluctuate over time. The price of a fixed-income security may fall as a result of adverse events involving the issuer of the security, changes in interest rates or other adverse economic or political events. Also, fixed income securities may not deliver their expected yield as a result of the factors listed above.

Potential Returns
--------------------------------------------------------------------------------

Fixed income securities may offer higher current income than other types of investments and offer diversification from equity securities.

Policies To Balance Risk and Return
--------------------------------------------------------------------------------

With respect to a Sub-Adviser maintains policies for balancing risks of individual fixed income securities against their potential yields and gains in light of the Portfolio's investment goals.

--------------------------------------------------------------------------------
U.S. Government Securities

U.S. Treasury bills, notes and bonds of varying maturities that are backed by the full faith and credit of the U.S. government.

Potential Risks
--------------------------------------------------------------------------------

U.S. government securities generally offer lower yields than other fixed-income securities, making them more susceptible to changes in interest rates.

Potential Returns
--------------------------------------------------------------------------------

A Portfolio may lower the risk profile of its investment portfolio by holding U.S. government securities as the timely payment of principal and interest on such securities is guaranteed by the U.S. government.


Policies To Balance Risk and Return
--------------------------------------------------------------------------------

In assessing an investment in a U.S. government security for a Sub-Adviser balances the risks associated with the security against the potential returns to the Portfolio.

--------------------------------------------------------------------------------
U.S. Government Agency Securities

Debt securities issued or guaranteed as to principal and interest by U.S. government agencies, U.S. government sponsored enterprises and U.S. government instrumentalities that are not direct obligations of the U.S. government. Potential Risks
--------------------------------------------------------------------------------

U.S. government agency securities are not direct obligations of the U.S. government and certain U.S. government agency securities are not backed by the full faith and credit of the U.S. government. U.S. government agency securities therefore represent a higher risk of default than U.S. government securities.

Potential Returns
--------------------------------------------------------------------------------

U.S. government agency securities may offer higher yields and the potential for higher returns than U.S. government securities.

Policies To Balance Risk and Return
--------------------------------------------------------------------------------

In assessing an investment in a U.S. government agency security for a Sub-Adviser balances the risks associated with the security against the potential returns to the Portfolio.

--------------------------------------------------------------------------------
Mortgage-Backed Securities

Securities that represent pools of mortgages (including CMOs), with investors receiving principal and interest payments from the repayment of underlying mortgage loans. Some mortgage-backed securities are issued and guaranteed against default by the U.S. government or its agencies or instrumentalities, such as the Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation.

Potential Risks
--------------------------------------------------------------------------------

Mortgage-backed securities may be adversely affected by changes in interest rates and the creditworthiness of the issuer and underlying mortgage holders. Also, the mortgages underlying mortgage-backed securities may be subject to unscheduled or early payments, which may shorten the maturities of these securities and may lower their returns.

Potential Returns
--------------------------------------------------------------------------------

Mortgage-backed securities may offer higher yields and the potential for higher returns than certain other fixed-income securities.

Policies To Balance Risk and Return
--------------------------------------------------------------------------------

In assessing an investment in an mortgage-backed security, Dwight balances the risks associated with the security against the potential returns to the Portfolio and may look for mortgage-backed securities that have characteristics that make them less likely to be prepaid.

--------------------------------------------------------------------------------
Asset-Backed Securities

Asset-backed securities are interests in a stream of payments from specific assets, such as auto or credit card receivables. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees)are passed through to shareholders on a pro rata basis.

Potential Risks
--------------------------------------------------------------------------------

Asset-backed securities may be adversely affected by changes in interest rates. Also, the nature of the underlying collateral may make it more difficult for issuers of asset-backed securities to recover or repossess such collateral upon a default.

Potential Returns
--------------------------------------------------------------------------------

Asset-backed securities may offer higher yields and the potential for higher returns than certain other fixed-income securities.

Policies To Balance Risk and Return
--------------------------------------------------------------------------------

With respect to the Portfolios, a Sub-Adviser maintains its own policies for balancing credit quality against potential yields and gains in light of the Portfolio's investment goals.

--------------------------------------------------------------------------------
Corporate Bonds

Debt securities of industrial, utility, banking and other financial institutions that are rated at or above investment grade.

Potential Risks
--------------------------------------------------------------------------------

Issuers of corporate bonds may default on their obligations to repay principal and interest. Also, changes in interest rates may adversely affect the market value of corporate bonds.

Potential Returns
--------------------------------------------------------------------------------

Investment grade corporate bonds typically have a higher yield than certain other fixed-income securities, such as U.S. government securities and have a lower risk of default than lower-rated corporate bonds.

Policies To Balance Risk and Return
--------------------------------------------------------------------------------

With respect to a Portfolio, a Sub-Adviser maintains policies for balancing credit quality against potential yields and gains in light of the Portfolio's investment goals.

--------------------------------------------------------------------------------
Lower-Rated (Junk) Bonds

Debt securities of industrial, utility, banking and other financial institutions that are rated below investment grade (BB/Ba or lower).

Potential Risks
--------------------------------------------------------------------------------

Lower-rated bonds have a higher risk of default, tend to be less liquid, and may be difficult to value.

Potential Returns
--------------------------------------------------------------------------------

Lower-Rated bonds offer higher yields and higher potential gains.

Policies To Balance Risk and Return
--------------------------------------------------------------------------------

With respect to a Portfolio, a Sub-Adviser maintains policies for balancing credit quality against potential yields and gains in light of the Portfolio's investment goals. Also, a Portfolio will not invest more than 15% of its assets in lower-rated bonds.

--------------------------------------------------------------------------------
Foreign Bonds

Debt securities, such as corporate bonds and lower-rated bonds, of foreign governments and foreign industrial, utility, banking and other financial institutions.

Potential Risks
--------------------------------------------------------------------------------

In addition to the risks present for domestic bonds, foreign bonds are subject to the additional risks of potential adverse political developments or political instability, differences in accounting, auditing, and financial reporting standards, a lack of adequate information from bond issuers due to less stringent government regulation, and adverse changes in foreign exchange rates.

Potential Returns
--------------------------------------------------------------------------------

Foreign bonds represent a major portion of the world's fixed income securities and offer additional diversification opportunities as well as the potential for higher returns.

Policies To Balance Risk and Return
--------------------------------------------------------------------------------

With respect to a Portfolio, a Sub-Adviser maintains policies for balancing credit quality and other risks against potential yields and gains in light of the Portfolio's investment goals. A Sub-Adviser will manage a Portfolio's currency exposure of its foreign investments and may hedge a portion of this exposure.

--------------------------------------------------------------------------------
Zero Coupon and Pay-IN-Kind Securities

A zero coupon security pays no interest to its holders during its life and is sold at a discount to its face value at maturity. Pay-in-kind securities are securities which generally pay interest through the issuance of additional securities.

Potential Risks
--------------------------------------------------------------------------------

The market prices of these securities generally are more volatile and are likely to respond to a greater degree to changes in interest rates than the market prices of securities that pay interest periodically or in cash.

Potential Returns
--------------------------------------------------------------------------------

Zero coupon and pay-in-kind securities may offer higher yields and higher potential gains than other fixed-income securities.

Policies To Balance Risk and Return
--------------------------------------------------------------------------------

With respect to a Portfolio, a Sub-Adviser maintains policies for balancing credit quality and other risks against potential yields and gains in light of the Portfolio's investment goals.

                                         The Investment Adviser & Sub-Advisors


The Investment Adviser

Pilgrim Baxter & Associates, Ltd., 1400 Liberty Ridge Drive, Wayne, PA 19087, is the investment adviser for the Portfolios. Founded in 1982, Pilgrim Baxter managed over $9.3 billion in assets as of June 30, 2003 for pension and profit-sharing plans, charitable institutions, corporations, trusts, estates and other investment companies. Pilgrim Baxter is a wholly-owned subsidiary of Old Mutual plc, a London-listed international financial services firm ("Old Mutual").

As investment adviser, Pilgrim Baxter selects and recommends, subject to the approval of the Board of Trustees, one or more Sub-Advisers to manage each Portfolio's investment portfolio. It also allocates assets to the Sub-Advisers, monitors the performance, security holdings and investment strategies of these Sub-Advisers and when appropriate researches any potential new Sub-Advisers for the Portfolios. Each of the Sub-Advisers identified below may provide investment sub-advisory services to all of the Portfolios; except with respect to the Growth Portfolio, neither Dwight nor Heitman will be sub-advisers to that Portfolio's assets. In addition, Pilgrim Baxter may manage directly certain portions of each Portfolio's investment portfolio. The Trust's Board of Trustees supervises Pilgrim Baxter and the Sub-Advisers and establishes policies that Pilgrim Baxter and the Sub-Advisers must follow in their day-to-day investment management activities. The Portfolios intend to seek an SEC exemptive order permitting them to change asset managers without prior shareholder approval, but subject to notification within 60 days of any such changes.

For its services to the Portfolios, Pilgrim Baxter will receive, on an annual basis, the following management fees (as a % of the Portfolio's average daily net assets):

         --------------------------------------------------------- -------------
         Portfolio                                                      Fee
         --------------------------------------------------------- -------------
         --------------------------------------------------------  -------------
         PBHG Asset Allocation Conservative Portfolio
         --------------------------------------------------------- -------------
         --------------------------------------------------------- -------------
         PBHG Asset Allocation Moderate Portfolio
         --------------------------------------------------------- -------------
         --------------------------------------------------------- -------------
         PBHG Asset Allocation Moderate Growth Portfolio
         --------------------------------------------------------- -------------
         --------------------------------------------------------- -------------
         PBHG Asset Allocation Growth Portfolio
         --------------------------------------------------------- -------------


[           ], serves as "consultant" to PBHG for investment model creation and maintenance to PBHG Asset Allocation Conservative Portfolio, PBHG Asset Allocation Moderate Portfolio, PBHG Asset Allocation Moderate Growth Portfolio and PBHG Asset Allocation Growth Portfolio pursuant to an agreement dated
____________.

The Sub-Advisers

Acadian Asset Management, Inc., a Massachusetts corporation located at Ten Post Office Square, Boston, Massachusetts 02109, is a sub-adviser to the Portfolios. Acadian, an affiliate of Old Mutual (US) Holdings, Inc., has provided investment management services since 1986. Old Mutual (US) Holdings, Inc. is a wholly-owned subsidiary of Old Mutual plc, a financial services group based in the United Kingdom. As of June 30, 2003, Acadian had $3.0 billion under management. Acadian is a wholly-owned subsidiary of Old Mutual and an affiliate of Pilgrim Baxter.

Acadian uses disciplined, quantitative investment techniques in a style they call Enhanced Value investing. They employ sophisticated analytical models for active stock selection as well as country and currency valuation, using a proprietary database covering over 20,000 securities in more than 40 equity markets worldwide. Acadian's extensive research capabilities are often used to develop customized investment management strategies for their clients.

For its services to the Portfolios, Acadian will receive, on an annual basis, a fee of ___% of each Portfolio's average daily net assets payable by Pilgrim Baxter under its investment advisory fee.

Analytic Investors, Inc., a California corporation located at 700 south Flowers St. Suite 2400, Los Angeles, CA 90210, is a sub-adviser to the Portfolios. Analytic has provided investment management services since 1970. As of June 30, 2003, Analytic had $3.4 billion under management. Analytic Investors believes that the way they process and interpret the infinite streams of financial data distinguishes them as a premier investment management company. Their investment philosophy is founded on the premise that the systematic application of quantitative techniques has the potential to deliver risk-adjusted performance, regardless of market cycle. With vast amounts of information available on demand, they believe that the proper weighting of the right variables in the selection process is pivotal to their success. They're passionate about what they do, but that enthusiasm is tempered by strict, self-imposed discipline. Analytic is a wholly-owned subsidiary of Old Mutual and an affiliate of Pilgrim Baxter.

Analytic Investors provides investment management services to corporations, foundations and institutional investors. Analytic is focused on two main strategies: equity strategies, which all use the same underlying strategy as U.S. Core Equity, and Tactical Asset Allocation strategies. In addition, Analytic has expertise managing fixed income portfolios.

For its services to the Portfolios, Analytic Investors will receive, on an annual basis, a fee of 28.4% of each Portfolio's average daily net assets payable by Pilgrim Baxter under its investment advisory fee.

Barrow, Hanley, Mewhinney & Strauss, Inc., a Nevada corporation located at 3232 McKinney Ave, 15 Floor, Dallas Texas 75204, is a sub-adviser to the Portfolios. Barrow, Hanley has provided investment management services since 1979. As of June 30, 2003, Barrow, Hanley had $28.4 billion under management. Founded in 1979, is one of the largest value-oriented investment managers of institutional assets in the U.S. Barrow, Hanley's 23 investment professionals, with an average experience in excess of 18 years, manage domestic equity and fixed income portfolios for a variety of institutional clients. Barrow Hanley is a wholly-owned subsidiary of Old Mutual and an affiliate of Pilgrim Baxter.

For its services to the Portfolios, Barrow Hanley will receive, on an annual basis, a fee of ___% of each Portfolio's average daily net assets payable by Pilgrim Baxter under its investment advisory fee.

Clay Finlay, Inc., a New York corporation located at 200 Park Ave. New York, New York 10166, is a sub-adviser to the Portfolios. Clay Finlay has provided investment management services since 1982. As of June 30, 2003, Clay Finlay had $5.7billion under management. Clay Finlay's "growth at a reasonable price" strategy combines a bottom-up and top-down approach to the management of approximately 5 billion in global and regional equity mandates. The firm's highly experienced and diverse group of professionals has a network of offices around the world offering a broad spectrum of investment mandates. The founding principals have been in place since inception of the firm, working together to create fairly concentrated, yet diversified, risk controlled portfolios. An experienced multinational team of more than 20 investment professionals manages a full range of multi-regional (global, international and global ex country of origin) and regional (Europe, Continental Europe, Japan, Pacific Basin ex Japan, US and Global Emerging Markets) equity mandates on behalf of major corporations, financial institutions and governments. Clay Finlay is a wholly-owned subsidiary of Old Mutual and an affiliate of Pilgrim Baxter.

For its services to the Portfolios, Clay Finlay will receive, on an annual basis, a fee of ___% of each Portfolio's average daily net assets payable by Pilgrim Baxter under its investment advisory fee.

Dwight Asset Management Company, a Delaware corporation located at 100 Bank Street, Burlington, Vermont, 05401, is a sub-adviser to the Portfolios. Dwight has provided investment management services since 1983. As of June 30, 2003, Dwight had $36.4 billion under management. Dwight is a registered investment adviser specializing in fixed income and stable value investment strategies. Dwight offers a range of commingled funds and separate account investment management services for Stable Value, Fixed Income and Insurance clients. Dwight is a wholly-owned subsidiary of Old Mutual and an affiliate of Pilgrim Baxter.

Dwight seeks to achieve capital preservation, competitive performance and flexibility to meet plan/corporate changes by minimizing changes in duration, attaining diversification across high quality fixed income markets, conducting in-depth research to assure high credit quality of issuers and securities and actively managing cash and liquidity. We believe that competitive risk-adjusted returns are achieved by building higher yielding portfolios with an emphasis on structured fixed income securities and thorough security selection. Risk is mitigated through limited sector rotation and closely managing duration and term structure exposures.

For its services to the Portfolios, Dwight will receive, on an annual basis, a fee of ___% of each Portfolio's average daily net assets payable by Pilgrim Baxter under its investment advisory fee.

First Pacific Advisors, Inc., a Massachusetts corporation located at 11400 West Olympic Blvd., Suite 1200, Los Angeles, CA 90064, is a sub-adviser to the Portfolios. First Pacific has provided investment management services since 1953. As of June 30, 2003, First Pacific had $4.3 billion under management. First Pacific invests in all asset classes from a risk-averse, value-oriented perspective. First Pacific's equity approach concentrates on the selection of individual businesses with a disciplined judgment of the relative attractiveness of the market valuation of these businesses. The fixed income approach is bottom-up and concentrates on sector and security selection. First Pacific's approach to investing has provided consistent returns for over twenty years. First Pacific is a wholly-owned subsidiary of Old Mutual and an affiliate of Pilgrim Baxter.

For its services to the Portfolios, First Pacific will receive, on an annual basis, a fee of ___% of each Portfolio's average daily net assets payable by Pilgrim Baxter under its investment advisory fee.

Heitman LLC, a Delaware limited liability company located at 191 Wacker Driver, Suite 2500, Chicago, Illinois 60601, is a sub-adviser to the Portfolios. Heitman has provided investment management services since 1987. As of June 30, 2003, Heitman had $1.2 billion under management. Heitman is a broad-based, multi-national real estate investment management firm that serves a global client base and makes investments in commercial real estate directly or in publicly traded real estate investment trust (REIT) securities in the U.S. and Europe.

Heitman's clients include U.S. and international institutions, U.S. pension plans, endowments and foundations, high net-worth individuals and retail investors. The company has four principal lines of business: U.S. Private Real Estate Equity; U.S. Debt; U.S. Public Real Estate Securities; International Private Real Estate Equity.

Over the years the ownership of the firm has evolved as well. As a result of a financial partnership created on January 1, 1999, Heitman is owned today 50% by Old Mutual plc, a London-listed international financial services firm, and 50% by key Heitman executives. Heitman is an affiliate of Pilgrim Baxter.

For its services to the Portfolios, Heitman will receive, on an annual basis, a fee of ___% of each Portfolio's average daily net assets payable by Pilgrim Baxter under its investment advisory fee.

Provident Investment Counsel, a Massachusetts corporation located at 300 North Lake Ave, Penthouse Suite, Pasadena, California, 91101, is a sub-adviser to the Portfolios. Provident has provided investment management services since 1951. As of June 30, 2003, Provident had $5.3 billion under management. Growth Equity investing is the cornerstone of Provident's investment philosophy, which emphasizes fundamental research and a team approach to portfolio management. Provident's portfolio managers/analysts seek out companies with strong financial characteristics, which are thought to be in a period of high, sustainable revenue and earnings growth. Over the long run, Provident's investment success has been a function of the firm's commitment to their investment style. Provident is a wholly-owned subsidiary of Old Mutual and an affiliate of Pilgrim Baxter.

For its services to the Portfolios, Provident will receive, on an annual basis, a fee of ___% of each Portfolio's average daily net assets payable by Pilgrim Baxter under its investment advisory fee.

Rogge Global Partners PLC, a United Kingdom corporation located at Sion Hall 56 Victoria Embankment, London England, United Kingdom EC4YODZ is a sub-adviser to the Portfolios. Rogge has provided investment management services since 1984. As of June 30, 2003, Rogge had $5.7 billion under management. Rogge is a wholly-owned subsidiary of Old Mutual and an affiliate of Pilgrim Baxter.

For its services to the Portfolios, First Pacific will receive, on an annual basis, a fee of ___% of each Portfolio's average daily net assets payable by Pilgrim Baxter under its investment advisory fee.

Sirach Capital Management, Inc., a Washington corporation located at 520 Pike Street, Suite 2800, Seattle, Washington, 98101, is a sub-adviser to the Portfolios. Sirach has provided investment management services since 1970. As of June 30, 2003, Sirach had $2.0 billion under management. Sirach is a Seattle based investment advisor specializing in the management of institutional and high net worth accounts. Sirach was formed in 1970 and merged with Olympic Capital Management in early 1996. The combination reinforces the fixed-income and equity strengths previously developed by both firms. The equity management process focuses on growth stock investing which spans all market caps with the goal of identifying when a good company becomes a good investment. Key to its philosophy is the use of accelerating earnings growth, the belief that purchases must be made at reasonable valuations, and the use of effective selling disciplines to protect capital. The fixed income process employs a risk-controlled approach which makes active sector allocations and considers yield curve dynamics when taking a duration stance. Sirach is a wholly-owned subsidiary of Old Mutual and an affiliate of Pilgrim Baxter.

For its services to the Portfolios, Sirach will receive, on an annual basis, a fee of ___% of each Portfolio's average daily net assets.

Thompson, Siegel & Walmsley, Inc. ("TS&W"), a Virginia corporation located at 500 Monument Ave. Richmond, Virginia 23230, is a sub-adviser to the Portfolios. TS&W has provided investment management services since 1969. As of June 30, 2003, TS&W had $4.4 billion under management. They currently manage over $4.1 billion in assets for their clients, which encompasses individual and family accounts as well as institutional portfolios. The investment philosophy and disciplines established in 1969 continue to be the cornerstone of their decision-making process today. Their singular investment objective - to participate significantly in periods of capital growth, yet protect their client's assets during market declines - continues as their guiding principle. Their task is to uncover stocks and bonds that sell at a discount to their long-term fair market value and emphasize them in portfolios.

TS&W is a wholly-owned subsidiary of Old Mutual and an affiliate of Pilgrim Baxter.

For its services to the Portfolios, TS&W will receive, on an annual basis, a fee of ___% of each Portfolio's average daily net assets payable by Pilgrim Baxter under its investment advisory fee.

Thomson, Horstmann & Bryant, Inc., a Delaware corporation located at 80 West Plaza One, Saddle Brook, New Jersey 07663, is a sub-adviser to the Portfolios. Thomson Horstmann has provided investment management services since 1982. As of June 30, 2003, Thomson Horstmann had $1.9 billion under management. Thomson Horstmann was formed in 1982 to provide the exclusive management of small capitalization value equity portfolios. The three founding principals, who have over 90 years of collective investment experience, have worked together since the firm's inception. Thomson Horstmann's superior long term track record results from a disciplined, bottom-up focus on value equities with market capitalizations under $1.5 billion at the time of purchase. Thomson Horstmann's management style produces a broadly diversified portfolio of stocks across five macroeconomic sectors. Thomson, Horstmann is a wholly-owned subsidiary of Old Mutual and an affiliate of Pilgrim Baxter.

For its services to the Portfolios, Thomson Horstmann will receive, on an annual basis, a fee of ___% of each Portfolio's average daily net assets payable by Pilgrim Baxter under its investment advisory fee.

The Sub-Adviser is entitled to receive a fee from Pilgrim Baxter equal to a percentage of the daily net assets of ach Portfolio.

The Portfolio managers

PBHG Asset Allocation Conservative Portfolio

A team of investment professionals from the Advisor and Sub-Advisor have primary responsibility for the day-to-day management of the Portfolio. For more information on the composition of the team managing the Portfolio, please see the SAI.

PBHG Asset Allocation Moderate Portfolio

A team of investment professionals from the Advisor and Sub-Advisor have primary responsibility for the day-to-day management of the Portfolio. For more information on the composition of the team managing the Portfolio, please see the SAI.


PBHG Asset Allocation Moderate Growth Portfolio

A team of investment professionals from the Advisor and Sub-Advisor have primary responsibility for the day-to-day management of the Portfolio. For more information on the composition of the team managing the Portfolio, please see the SAI.


PBHG Asset Allocation Growth Portfolio

A team of investment professionals from the Advisor and Sub-Advisor have primary responsibility for the day-to-day management of the Portfolio. For more information on the composition of the team managing the Portfolio, please see the SAI.

                                                              Your Investment

Pricing Portfolio Shares

Each Portfolio prices its investments for which market quotations are readily available at market value. Short-term investments are priced at amortized cost, which approximates market value. All other investments are priced at fair value as determined in good faith by PBHG Funds' Board of Trustees. If a Portfolio holds securities quoted in foreign currencies, it translates that price into U.S. dollars at current exchange rates. Because foreign markets may be open at different times than the New York Stock Exchange, the price of a Portfolio's shares may change on days when its shares are not available for purchase or sale.

Net Asset Value (NAV)

The price of each Portfolio's shares is based on the Portfolio's net asset value
(NAV). A Portfolio's NAV equals the value of its assets, less its liabilities, divided by the number of its outstanding shares. Portfolio shares are priced every day at the close of trading on the New York Stock Exchange (normally 4 p.m. Eastern Time). Portfolio shares are not priced on days that the New York Stock Exchange is closed.

Choosing a Share Class

Classes of Shares

Two classes of each Portfolio are offered by this prospectus: Class A and Class
C. Each class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure. When choosing a sales class, you should consult your financial advisor as to which class is most suitable for you. Below is a summary of certain features of the two share classes:

------------------------------------------- -------------------------------------- -----------------------------------
                                                           Class A                              Class C
------------------------------------------- -------------------------------------- -----------------------------------
------------------------------------------- -------------------------------------- -----------------------------------
Initial Sales Charge                        up to 5.75%                            None
------------------------------------------- -------------------------------------- -----------------------------------
------------------------------------------- -------------------------------------- -----------------------------------
Contingent Deferred Sales Charge (CDSC)     None (except on redemptions of         1.00% on redemptions within one
                                            certain large purchases held for       year
                                            less than one year)
------------------------------------------- -------------------------------------- -----------------------------------
------------------------------------------- -------------------------------------- -----------------------------------
Distribution and Service Fees               0.25%                                  1.00%
------------------------------------------- -------------------------------------- -----------------------------------
------------------------------------------- -------------------------------------- -----------------------------------
Dividends                                   Generally higher than Class C due to   Generally lower than Class A due
                                            lower annual expenses                  to higher annual expenses
------------------------------------------- -------------------------------------- -----------------------------------
------------------------------------------- -------------------------------------- -----------------------------------
Typical Shareholder                         Generally more appropriate for         Generally more appropriate for
                                            long-term investors                    relatively short-term investors
------------------------------------------- -------------------------------------- -----------------------------------

Sales Charges

Class A Shares

A sales charge may be imposed on the purchase of Class A shares of each Portfolio (initial sales charge). The term Public Offering Price used below includes the Portfolio's NAV plus any applicable initial sales charge.

Class A shares of each Portfolio are currently sold with an initial sales charge ranging from 5.75% to 2.00% of the offering price on purchases of up to $1 million.


                                            Investor's Initial Sales Charge

                                          As a                   As a
                                          Percentage             Percentage
Amount of Investment in                   of the Public          of the Net
      Single Transaction                  Offering Price         Amount Invested
------------------------------            --------------         ---------------
            $0 - 99,999                       5.75%                  6.10%
      $100,000 - 249,999                      4.50%                  4.71%
      $250,000 - 499,999                      3.25%                  3.36%
      $500,000 - 999,999                      2.00%                  2.04%

Class A Purchases Not Subject to Sales Charges

Certain investors may be eligible to purchase Class A shares at net asset value and not pay an initial sales charge. You will not pay initial sales charges:

o        on purchases of $1 million or more Class A shares of a Portfolio.
         However, redemptions of Class A shares of the Portfolio purchased at net asset value may result in your paying a contingent deferred sales charge if such shares are redeemed within one year of purchase.
o        on shares purchased by reinvesting dividends and distributions
o        when exchanging shares among certain Portfolios (see "General Policies
         - Exchanges Between Portfolios" for more information on exchanges between Portfolios)
o        when using the reinstatement privilege
o when a merger, consolidation or acquisition of assets of a Portfolio occurs.

Class A Purchases Eligible for Reductions and Waivers of Sales Charges

PBHG Funds offers certain ways for you to reduce Class A initial sales charges. To be eligible for the initial sales charge reduction, you must inform your broker-dealer or financial advisor at the time you purchase shares that you qualify for such a reduction.

Rights of Accumulation. Purchases of new Class A shares may be combined with Class A shares that you previously purchased for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the amount of your current purchase and the current value of all Class A shares that you own.

Letters of Intent. Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of a Portfolio during a thirteen-month period. The amount you agree to purchase determines the amount of the initial sales charge you will pay. If you fail to purchase the full amount of your commitment in the LOI within the thirteen-month period, your account will be adjusted to the higher initial sales charge for the amount actually invested.

Concurrent Purchases. You may combine simultaneous purchases of Class A and Class C shares of two or more PBHG Funds portfolios to determine your Class A sales charge. Direct purchases of PBHG Cash Reserves Fund (not offered by this prospectus) is excluded for purposes of this calculation.

Class C Shares

Class C shares are not subject to an initial sales charge but may be sold with a contingent deferred sales charge (CDSC). Class C shares of each Portfolio are currently sold with a CDSC of 1% on shares redeemed within one year of purchase.

Class C Purchases Not Subject to CDSC.

Certain investors may be eligible to redeem Class C shares without paying a CDSC. You will not pay a CDSC:

o if you redeem shares acquired through reinvestment of dividends and distributions
o     on increases in the net asset value of your shares
o on redemptions pursuant to a Systematic Withdrawal Plan, provided that the amounts withdrawn do not exceed 10% of the value of your shares in any twelve-month period
o     when using the reinstatement privilege

There may be other situations when you may be able to purchase or redeem Class A or Class C shares at reduced or without sales charges. Consult the Portfolios' Statement of Additional Information for details.

Computing a CDSC

The CDSC on redemptions of Class A and Class C shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

Buying Shares

You may purchase Class A and Class C shares of a Portfolio through select broker-dealers or other financial institutions that are authorized to sell you shares of the Portfolio. Such financial institutions may charge you a fee for this service in addition to the Portfolio's public offering price. Purchases of shares of each Portfolio may be made on any day on which the New York Stock Exchange is open for business. For your purchase order to be effective on the day you place your order with your broker-dealer or other financial institution, the broker-dealer or financial institution must receive your order before 4:00 p.m. Eastern time and promptly transmit the order to the Portfolio. The broker-dealer or financial institution is responsible for promptly transmitting purchase orders to the Portfolio so that you may receive the same day's net asset value.

The price per share you will pay to invest in a Portfolio is its NAV next calculated after the transfer agent or other authorized representative accepts your order, plus any applicable initial sales charge. Each Portfolio's NAV is calculated at the close of trading on the New York Stock Exchange, normally 4:00 p.m. Eastern Time, each day the exchange is open for business. The Portfolio's assets are generally valued at their market price. However, if a market price is unavailable or if the assets have been affected by events occurring after the close of trading, the Portfolio's Board of Trustees may use another method that it believes reflects fair value. By fair valuing a security whose price may have been affected by events occurring after the close of trading in its respective market, the Portfolio attempts to establish a price that it might reasonably expect to receive upon its current sale of that security. These methods are designed to help ensure that the prices at which Portfolio shares are purchased and redeemed are fair, and do not result in dilution of shareholder interest or other harm to shareholders.

Concepts to understand

Traditional IRA: an individual retirement account. Your contributions may or may not be deductible depending on your circumstances. Assets grow tax-deferred; withdrawals and distributions are taxable in the year made.
Spousal IRA: an IRA funded by a working spouse in the name of a nonworking spouse.

Roth IRA: an IRA with non-deductible contributions, and tax-free growth of assets and distributions to pay retirement expenses, provided certain conditions are met.

Coverdell Education Savings Accounts: a savings account with non-deductible contributions, and tax-free growth of assets and distributions, if used to pay certain educational expenses.

For more complete IRA information, consult a PBHG Shareholder Services Representative or a tax advisor.

Minimum Investments                                    Initial        Additional
-------------------------------------------------- ---------------- ------------
-------------------------------------------------- ---------------- ------------
Regular accounts                                      $ 2,500        no minimum
Uniform Gifts/Transfer to Minor Accounts              $   500        no minimum
Traditional IRAs                                      $ 2,000        no minimum
Roth IRAs                                             $ 2,000        no minimum
Coverdell Education Savings Accounts                  $   500        no minimum
Systematic Investment Plans1  (SIP)                   $   500        $25

1 Provided a SIP is established, the minimum initial investment for the Portfolio is $500 along with a monthly systematic investment of $25 or more.

Selling Shares

You may sell your shares of a Portfolio by contacting your broker-dealer or other financial institution at which you maintain an account. Such financial institution may charge you a fee for this service. Sale orders received by the Portfolio's transfer agent or other authorized representatives by 4:00 p.m. Eastern time will be priced at the Portfolio's next calculated NAV. The redemption price will be reduced by any applicable CDSC. The Portfolio generally sends payment for your shares the business day after your order is accepted. Under unusual circumstances, the Portfolio may suspend redemptions or postpone payment for up to seven days. Also, if the Portfolio has not yet collected payment for the shares you are selling, it may delay paying out the proceeds on your sale until payment has been collected up to 15 days from the date of purchase.

General Policies

o IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT: The Fund is required by Federal law to obtain, verify and record information that identifies each person who opens a new account. If you do not provide this information, we may not be able to open your account. Each Fund reserves the right to close your account or take such other action deemed appropriate if we are unable to verify your identity.

o        Each Portfolio may reject or suspend acceptance of purchase orders.
o Each Portfolio reserves the right to make redemptions in securities rather than in cash if the redemption amount exceeds $250,000 or 1% of the aggregate NAV of the Portfolio in any 90-day period.
o When placing a purchase, sale, or exchange order through an authorized representative, it is the representative's responsibility to promptly transmit your order to the Portfolio's transfer agent so that you may receive that same day's NAV.
o SEI Trust Company, the custodian for PBHG Traditional, Roth and Coverdell Education Savings accounts, currently charges a $10 annual custodial fee to Traditional and Roth IRA accounts and a $7 annual custodial fee to Coverdell Education Savings Accounts. This fee will be automatically deducted from your account if not received by the announced due date, usually in mid-August.
o Because of the relatively high cost of maintaining smaller accounts, the Portfolio charges an annual fee of $12 if your account balance drops below the minimum investment amount because of redemptions. Minimum investment amounts are identified in the table on page ___. For non-retirement accounts, each Portfolio may, upon prior notice, close your account and send you the proceeds if your account balance remains below the minimum investment amount for over 60 days due to your redeeming or exchanging out of the Portfolio.
o To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in the household holds shares of the Portfolio. Call your broker-dealer or financial adviser if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your house hold, contact your broker-dealer or financial adviser.

Exchanges Between Portfolios

You may exchange some or all shares of a particular Class of a PBHG Funds portfolio, including the Portfolios, for the same Class of another PBHG Funds portfolio that offers such Class of shares. Class A shares of a Portfolio may not be exchanged for Class C shares, and Class C shares of a Portfolio may not be exchanged for Class A shares.

Generally, you will not pay an initial sales charge when you exchange Class A shares of two or more PBHG Funds portfolios. However, you may be required to pay an initial sales charge when exchanging from a PBHG Funds portfolio with a lower initial sales charge than the one into which you are exchanging. If you exchange into a PBHG Funds portfolio whose shares are subject to a CDSC, we will calculate the holding period on the date you made your original purchase and not the date you exchanged your shares.

There is currently no fee for exchanges. However, the Portfolio may change or terminate this privilege on 60 days' notice.

Systematic Withdraw Plan

Permits you to have payments of $50 or more mailed or automatically transferred from your Portfolio accounts to your designated checking or savings account.

o Consult your broker, dealer or financial intermediary regarding how to establish this feature.

Note:  You must maintain a minimum account balance of $5,000 or more

Distribution and Taxes

Each Portfolio pays shareholders dividends from its net investment income and distributions from its net realized capital gains at least once a year, if available. Dividends and distributions will be reinvested in your Portfolio account unless you instruct the Portfolio otherwise. There are no fees on reinvestments. Alternatively, you may elect to receive your dividends and distributions in cash in the form of a check, wire, or ACH.

Unless your investment is in an IRA or other tax-exempt account, your dividends and distributions will be taxable whether you receive them in cash or reinvest them. Dividends (including short-term capital gains distributions) are generally taxed at the ordinary income rate. However, distributions of qualified dividend income and long-term capital gains are taxable at lower rates. The current qualified dividend income and long-term capital gains tax rates are provided in the table below.

A sale or exchange of a Portfolio may also generate a tax liability unless your account is tax-exempt. There are two types of tax liabilities you may incur from a sale or exchange: (1) Short-term capital gains will apply if you sell or exchange the Portfolio up to 12 months after buying it; (2) Long-term capital gains will apply to Portfolios sold or exchanged after 12 months. The table below describes the tax rates for each.

Taxes on Transactions

The tax status of your distributions for each calendar year will be detailed in your annual tax statement from the Portfolio. Because everyone's tax situation is unique, always consult your tax advisor about federal, state, and local tax consequences.

Taxability of Distributions to Individuals and Other Non-Corporate Shareholders


            Type of Distribution          Tax rate for 15% bracket and      Tax rate for brackets higher
                                          lower                             than 15%
           ------------------------------ --------------------------------- -------------------------------
           ------------------------------ --------------------------------- -------------------------------
           Dividends Generally            Ordinary income rate              Ordinary income rate
           Qualified Dividends            5%                                15%
           Short-term
                Capital Gains             Ordinary income rate              Ordinary income rate
           Long-term
                Capital Gains             5%                                15%



Distribution Arrangements

PBHG Funds(R) has four classes of shares, two of which, Class A and Class C, are offered by this prospectus. Each Class has the same rights and privileges as the other share classes of PBHG Funds, except (i) each Class is subject to different sales charges (loads) as described in the section of this prospectus entitled "Choosing a Share Class"; (ii) each class is subject to different distribution fees, which, if applicable, are paid pursuant to a Distribution Plan adopted under Rule 12b-1 of the Investment Company Act of 1940; (iii) each class is subject to different service fees, which, if applicable, are paid pursuant to a Service Plan that may or may not be adopted under Rule 12b-1 of the Investment Company Act of 1940; (iv) exchanges are not permitted between the various share classes but only among the same class; and (iv) such class may have exclusive voting rights with respect to matters affecting only that class.

PBHG Funds, on behalf of Class A and Class C shares of the Portfolio, has adopted Distribution Plans and a Service Plan pursuant to which each Portfolio pays distribution fees to the funds' distributor, PBHG Fund Distributors and service fees to PBHG Fund Distributors, brokers, dealers or other financial intermediaries. Distribution fees are paid for the sale and distribution of a Portfolio's shares. Service fees are paid for providing or arranging for others to provide personal services to shareholders and/or maintenance of such shareholders' accounts. All or a substantial portion of the distribution and service fees that are paid to PBHG Fund Distributors are re-allowed to the dealer of record or entity providing personal shareholder services. Because distribution and service fees are paid out of a Portfolio's Class A and Class C assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. See "Portfolio Summaries" and "Choosing a Share Class" for details on the distribution and service fees.

                                                        Financial Highlights

Financial highlights are not presented since the Portfolios are new.

PBHG Funds
For investors who want more information about the Portfolios, the following documents are available free upon request:

Statement of Additional Information (SAI)
Provides more information about the Portfolios and is incorporated into this Prospectus by reference.

Annual/Semi-Annual Reports
Provides financial and performance information about PBHG Funds and their investments and a discussion of the market conditions and investment strategies that significantly affected each existing PBHG Funds portfolio's performance during the last fiscal year or half-year.

To obtain the SAI, Annual/Semi-Annual Reports or other information and for shareholder inquiries, contact your broker, dealer or financial advisor.

Reports and other information about PBHG Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about PBHG Funds are also available on the EDGAR database on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, after paying a duplicating fee, by sending your written request to the SEC's Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov.

Investment Adviser
Pilgrim Baxter & Associates, Ltd.

Distributor
PBHG Fund Distributors

SEC file number 811-04391

PBHG Asset Allocation Portfolio Class A and C Prospectus-- 12/03

                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED DECEMBER __, 2003

                                     Trust:
                                   PBHG FUNDS

                                   Portfolios:
                  PBHG ASSET ALLOCATION CONSERVATIVE PORTFOLIO
                    PBHG ASSET ALLOCATION MODERATE PORTFOLIO
                 PBHG ASSET ALLOCATION MODERATE GROWTH PORTFOLIO
                     PBHG ASSET ALLOCATION GROWTH PORTFOLIO


                                    Classes:
                          PBHG CLASS AND ADVISOR CLASS



                               Investment Adviser:
                        PILGRIM BAXTER & ASSOCIATES, LTD.



This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of PBHG Funds (the "Trust" or "Registrant") and the PBHG Class and Advisor Class shares of the Portfolios named above. It should be read in conjunction with the current Prospectus for the PBHG Class and Advisor Class shares of the Portfolios. The Prospectus dated December __, 2003 may be obtained without charge by calling 1-800-433-0051.

                                Table of Contents

                                                                           Page

THE TRUST......................................................................2
DESCRIPTION OF PERMITTED INVESTMENTS...........................................3
INVESTMENT LIMITATIONS........................................................28
TRUSTEES AND OFFICERS OF THE TRUST............................................32
5% AND 25% SHAREHOLDERS.......................................................37
THE ADVISER...................................................................38
THE SUB-ADVISERS..............................................................39
THE DISTRIBUTOR...............................................................54
THE ADMINISTRATOR AND SUB-ADMINISTRATOR.......................................55
OTHER SERVICE PROVIDERS.......................................................56
PORTFOLIO TRANSACTIONS........................................................56
DESCRIPTION OF SHARES.........................................................59
VOTING RIGHTS.................................................................59
PURCHASES, REDEMPTIONS AND PRICING OF SHARES..................................60
DETERMINATION OF NET ASSET VALUE..............................................67
TAXES.........................................................................68
PERFORMANCE ADVERTISING.......................................................73
COMPUTATION OF YIELD..........................................................74
CALCULATION OF TOTAL RETURN...................................................74
FINANCIAL STATEMENTS..........................................................78
CREDIT RATINGS................................................................79

                                    THE TRUST

The Trust is an open-end management investment company which was originally incorporated in Delaware on August 2, 1985 under the name PBHG Growth Fund, Inc. and commenced business shortly thereafter as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). On July 21, 1992, shareholders of the Trust approved an Agreement and Articles of Merger pursuant to which the Trust was reorganized and merged into a new Maryland corporation, also named PBHG Growth Fund, Inc. On September 8, 1993, the shareholders of the Trust voted to change the name of the Trust to The Advisors' Inner Circle Fund II, Inc. On May 2, 1994, the shareholders voted to change the Trust's name to The PBHG Funds, Inc. On July 16, 2001, The PBHG Funds, Inc. was reorganized as a Delaware business trust and the Trust's name changed to PBHG Funds.

The Trust currently offers 23 series portfolios, including the PBHG Asset Allocation Conservative Portfolio, the PBHG Asset Allocation Moderate Portfolio, the PBHG Asset Allocation Moderate Growth Portfolio and the PBHG Asset Allocation Growth Portfolio (each a "Fund" and collectively the "Funds"). This Statement of Additional Information relates to only the PBHG Class and Advisor Class shares of the Funds. The Statement of Additional Information for the other 19 funds of the Trust may be obtained without charge by calling 1-800-433-0051. Shareholders may purchase shares of the Funds through four separate classes, PBHG Class, Advisor Class (formerly the Trust Class), Class A and Class C shares, which have different distribution costs, voting rights and dividends. Except for these differences, each Class share of each Fund represents an equal proportionate interest in that Fund. See "Description of Shares." No investment in shares of a Fund should be made without first reading the Fund's Prospectus. Capitalized terms not defined in this Statement of Additional Information are defined in each Prospectus offering shares of the Funds.

Pilgrim Baxter & Associates, Ltd. ("Adviser") serves as the investment adviser to each Fund. The table below sets forth the sub-advisers ("Sub-Advisers") and the Funds that they sub-advise.


--------------------------------------------------------------------------- ------------------------------------------

                            Sub-Adviser                                                     Funds
--------------------------------------------------------------------------- ------------------------------------------
--------------------------------------------------------------------------- ------------------------------------------

Acadian Asset Management, Inc. ("Acadian")                                      Each Fund
--------------------------------------------------------------------------- ------------------------------------------
--------------------------------------------------------------------------- ------------------------------------------

Analytic Investors, Inc. ("Analytic")                                           Each Fund
--------------------------------------------------------------------------- ------------------------------------------
--------------------------------------------------------------------------- ------------------------------------------

Barrow, Hanley, Mewhinney & Strauss, Inc. ("Barrow, Hanley")                    Each Fund
--------------------------------------------------------------------------- ------------------------------------------
--------------------------------------------------------------------------- ------------------------------------------

Clay Finlay, Inc. ("Clay Finlay")                                               Each Fund
--------------------------------------------------------------------------- ------------------------------------------
--------------------------------------------------------------------------- ------------------------------------------

Dwight Asset Management Company ("Dwight")                                      Each Fund except Growth Portfolio
--------------------------------------------------------------------------- ------------------------------------------
--------------------------------------------------------------------------- ------------------------------------------

First Pacific Advisors, Inc. ("First Pacific")                                  Each Fund
--------------------------------------------------------------------------- ------------------------------------------
--------------------------------------------------------------------------- ------------------------------------------

Heitman LLC ("Heitman")                                                         Each Fund except Growth Portfolio
--------------------------------------------------------------------------- ------------------------------------------
--------------------------------------------------------------------------- ------------------------------------------

Provident Investment Counsel ("Provident")                                      Each Fund
--------------------------------------------------------------------------- ------------------------------------------
--------------------------------------------------------------------------- ------------------------------------------

Rogge Global Partners PLC ("Rogge")                                             Each Fund
--------------------------------------------------------------------------- ------------------------------------------
--------------------------------------------------------------------------- ------------------------------------------

Sirach Capital Management, Inc. ("Sirach")                                      Each Fund
--------------------------------------------------------------------------- ------------------------------------------
--------------------------------------------------------------------------- ------------------------------------------

Thompson, Siegel & Walmsley, Inc. ("TS&W")                                      Each Fund
--------------------------------------------------------------------------- ------------------------------------------
--------------------------------------------------------------------------- ------------------------------------------

Thomson, Horstmann & Bryant, Inc. ("Thomson Horstmann")                         Each Fund
--------------------------------------------------------------------------- ------------------------------------------

                      DESCRIPTION OF PERMITTED INVESTMENTS

EQUITY SECURITIES

Common Stocks. Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the Board.

Preferred Stocks. Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are often not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock. Generally, the market values of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk.

General Risks of Investing in Stocks. While investing in stocks allows shareholders to participate in the benefits of owning a company, such shareholders must accept the risks of ownership. Unlike bondholders, who have preference to a company's earnings and cash flow, preferred stockholders, followed by common stockholders in order of priority, are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company's stock will usually react more strongly to actual or perceived changes in the company's financial condition or prospects than its debt obligations. Stockholders of a company that fares poorly can lose money.

Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company's stock may fall because of:

      o Factors that directly relate to that company, such as decisions made by its management or lower demand for the company's products or services;

      o Factors affecting an entire industry, such as increases in production costs; and

      o Changes in financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

Because preferred stock is generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

DERIVATIVES

Derivatives are financial instruments whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an interest rate or a market benchmark. A Fund may use derivatives to gain exposure to various markets in a cost efficient manner, to reduce transaction costs or to remain fully invested. A Fund may also invest in derivatives to protect it from broad fluctuations in market prices, interest rates or foreign currency exchange rates (a practice known as "hedging"). When hedging is successful, a Fund will have offset any depreciation in the value of its portfolio securities by the appreciation in the value of the derivative position. Although techniques other than the sale and purchase of derivatives could be used to control the exposure of a Fund to market fluctuations, the use of derivatives may be a more effective means of hedging this exposure. To the extent that derivatives involve leveraging a Fund's assets, the Fund will segregate assets with its custodian to cover the leveraged position, consistent with the rules and interpretations of the Securities and Exchange Commission ("SEC") and its staff.

FUTURES CONTRACTS

A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. Futures contracts are designated by boards of trade which have been designated "contracts markets" by the Commodities Futures Trading Commission ("CFTC").

No purchase price is paid or received when the contract is entered into. Instead, a Fund upon entering into a futures contract (and to maintain that Fund's open positions in futures contracts) would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, or other assets, known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded. By using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish certain results more quickly and with lower transaction costs.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the affected Fund. These subsequent payments called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." A Fund expects to earn interest income on its initial and variation margin deposits.

A Fund will incur brokerage fees when it purchases and sells futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions that may result in a gain or a loss. While futures positions taken by a Fund will usually be liquidated in this manner, a Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous to that Fund to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

SECURITIES INDEX FUTURES CONTRACTS. Purchases or sales of securities index futures contracts may be used in an attempt to protect a Fund's current or intended investments from broad fluctuations in securities prices. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

By establishing an appropriate "short" position in index futures, a Fund may also seek to protect the value of its portfolio against an overall decline in the market for such securities. Alternatively, in anticipation of a generally rising market, a Fund can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in securities index futures and later liquidating that position as particular securities are in fact acquired. To the extent that these hedging strategies are successful, a Fund will be affected to a lesser degree by adverse overall market price movements than would otherwise be the case.

LIMITATIONS ON PURCHASE AND SALE OF FUTURES CONTRACTS. A Fund will not purchase or sell futures contracts unless either (i) the futures contracts are purchased for "bona fide hedging" purposes (as that term is defined under the CFTC regulations) or (ii) if purchased for other than "bona fide hedging" purposes, the sum of the amounts of initial margin deposits on that Fund's existing futures contracts and premiums required to establish non-hedging positions would not exceed 5% of the liquidation value of that Fund's total assets. In instances involving the purchase of futures contracts by a Fund, an amount of cash or other liquid assets, equal to the cost of such futures contracts (less any related margin deposits), will be deposited in a segregated account with its custodian, thereby insuring that the use of such futures contracts is unleveraged. In instances involving the sale of futures contracts by a Fund, the securities underlying such futures contracts or options will at all times be maintained by that Fund or, in the case of index futures contracts, a Fund will own securities the price changes of which are, in the opinion of its Adviser or Sub-Adviser expected to replicate substantially the movement of the index upon which the futures contract is based.

For information concerning the risks associated with utilizing futures contracts, please see "Risks of Transactions in Futures Contracts Options" below.

OPTIONS

Options are contracts that give one of the parties to the contract the right to buy or sell the security that is subject to the option at a stated price during the option period, and obligates the other party to the contract to buy or sell such security at the stated price during the option period. The types of options transactions that each Fund may utilize are discussed below.

WRITING CALL OPTIONS. A call option is a contract which gives the purchaser of the option (in return for a premium paid) the right to buy, and the writer of the option (in return for a premium received) the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the option, regardless of the market price of the security during the option period. A call option on a security is covered, for example, when the writer of the call option owns the security on which the option is written (or on a security convertible into such a security without additional consideration) throughout the option period.

A Fund will write covered call options both to reduce the risks associated with certain of its investments and to increase total investment return through the receipt of premiums. In return for the premium income, a Fund will give up the opportunity to profit from an increase in the market price of the underlying security above the exercise price so long as its obligations under the contract continue, except insofar as the premium represents a profit. Moreover, in writing the call option, a Fund will retain the risk of loss should the price of the security decline. The premium is intended to offset that loss in whole or in part. Unlike the situation in which a Fund owns securities not subject to a call option, a Fund, in writing call options, must assume that the call may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds realized from the sale of the underlying securities pursuant to the call may be substantially below the prevailing market price.

A Fund may terminate its obligation under an option it has written by buying an identical option. Such a transaction is called a "closing purchase transaction." A Fund will realize a gain or loss from a closing purchase transaction if the amount paid to purchase a call option is less or more than the amount received from the sale of the corresponding call option. Also, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the exercise or closing out of a call option is likely to be offset in whole or part by unrealized appreciation of the underlying security owned by the Fund. When an underlying security is sold from a Fund's securities portfolio, that Fund will effect a closing purchase transaction so as to close out any existing covered call option on that underlying security.

WRITING PUT OPTIONS. The writer of a put option becomes obligated to purchase the underlying security at a specified price during the option period if the buyer elects to exercise the option before its expiration date. A Fund when it writes a put option will be required to "cover" it, for example, by depositing and maintaining in a segregated account with its custodian cash, or other liquid obligations having a value equal to or greater than the exercise price of the option.

A Fund may write put options either to earn additional income in the form of option premiums (anticipating that the price of the underlying security will remain stable or rise during the option period and the option will therefore not be exercised) or to acquire the underlying security at a net cost below the current value (e.g., the option is exercised because of a decline in the price of the underlying security, but the amount paid by such Fund, offset by the option premium, is less than the current price). The risk of either strategy is that the price of the underlying security may decline by an amount greater than the premium received. The premium which a Fund receives from writing a put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to that market price, the historical price volatility of the underlying security, the option period, supply and demand and interest rates.

A Fund may effect a closing purchase transaction to realize a profit on an outstanding put option or to prevent an outstanding put option from being exercised.

PURCHASING PUT AND CALL OPTIONS. A Fund may purchase put options on securities to protect its holdings against a substantial decline in market value. The purchase of put options on securities will enable a Fund to preserve, at least partially, unrealized gains in an appreciated security in its portfolio without actually selling the security. In addition, the Fund will continue to receive interest or dividend income on the security. A Fund may also purchase call options on securities to protect against substantial increases in prices of securities that the Fund intends to purchase pending its ability to invest in an orderly manner in those securities. A Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction cost paid on the put or call option which was bought.

SECURITIES INDEX OPTIONS. A Fund may write covered put and call options and purchase call and put options on securities indexes for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of the Fund's securities or securities it intends to purchase. A Fund will only write "covered" options. A call option on a securities index is considered covered, for example, if, so long as the Fund is obligated as the writer of the call, it holds securities the price changes of which are, in the opinion of the Adviser or Sub-Adviser, expected to replicate substantially the movement of the index or indexes upon which the options written by the Fund are based. A put on a securities index written by a Fund will be considered covered if, so long as it is obligated as the writer of the put, the Fund segregates with its custodian cash or other liquid obligations having a value equal to or greater than the exercise price of the option. Unlike a stock option, which gives the holder the right to purchase or sell a specified stock at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by (ii) a fixed "index multiplier." A securities index fluctuates with changes in the market value of the securities so included. For example, some securities index options are based on a broad market index such as the S&P 500 or the NYSE Composite Index, or a narrower market index such as the S&P 100. Indexes may also be based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index.

OPTIONS ON FUTURES. An option on a futures contract provides the holder with the right to buy a futures contract (in the case of a call option) or sell a futures contract (in the case of a put option) at a fixed time and price. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option (in the case of a call option) or a corresponding long position (in the case of a put option). If the option is exercised, the parties will be subject to the futures contracts. In addition, the writer of an option on a futures contract is subject to initial and variation margin requirements on the option position. Options on futures contracts are traded on the same contract market as the underlying futures contract.

The buyer or seller of an option on a futures contract may terminate the option early by purchasing or selling an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

A Fund may purchase put and call options on futures contracts instead of selling or buying futures contracts. A Fund may buy a put option on a futures contract for the same reasons it would sell a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract. A Fund may buy call options on futures contracts for the same purpose as the actual purchase of the futures contracts, such as in anticipation of favorable market conditions.

A Fund may write a call option on a futures contract to hedge against a decline in the prices of the instrument underlying the futures contracts. If the price of the futures contract at expiration were below the exercise price, the Fund would retain the option premium, which would offset, in part, any decline in the value of its securities.

The writing of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if the market price declines, a Fund would pay more than the market price for the underlying instrument. The premium received on the sale of the put option, less any transaction costs, would reduce the net cost to the Fund.

A Fund will "cover" any options it writes on futures contracts by, for example, segregating cash or liquid securities with the Fund's custodian and marking to market daily an amount sufficient to cover the futures contract.

COMBINED POSITIONS. A Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a Fund could construct a combined position whose risk and return characteristics are similar to selling a futures contract by purchasing a put option and writing a call option on the same underlying instrument. Alternatively, a Fund could write a call option at one strike price and buy a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

OVER-THE-COUNTER OPTIONS. A Fund may enter into contracts to write over-the-counter options with primary dealers. The Funds have established standards of creditworthiness for these primary dealers, although the Funds may still be subject to the risk that firms participating in these transactions will fail to meet their obligations.

As with written exchange-traded options, a Fund must segregate liquid assets to cover its exposure under written over-the-counter options, and the segregated assets must be marked to market daily. A Fund must treat its entire exposure under a contract as illiquid unless the contract provides that the Fund has the absolute right to repurchase the written option at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by a Fund for writing the option, plus the amount, if any, that the option is "in-the-money" (i.e., the amount by which the price of the option exceeds the exercise price). The formula will similarly take into account whether the option is "out-of-the-money." If a contract gives a Fund an absolute right to repurchase the written option at a pre-established formula price, the Fund would treat as illiquid only securities equal in amount to the formula price less the amount by which the option is "in-the-money."

For information concerning the risks associated with utilizing options and futures contracts, please see "Risks of Transactions in Futures Contracts and Options" below.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND OPTIONS

FUTURES. The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the futures contract were closed out.

Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.

A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior, market trends or interest rate trends. There are several risks in connection with the use by a Fund of futures contracts as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments that are the subject of the hedge. The Adviser or Sub-Advisers will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of the Fund's underlying instruments sought to be hedged.

Successful use of futures contracts by a Fund for hedging purposes is also subject to the Fund's ability to correctly predict movements in the direction of the market. It is possible that, when a Fund has sold futures to hedge its portfolio against a decline in the market, the index, indices, or instruments underlying futures might advance and the value of the underlying instruments held in that Fund's portfolio might decline. If this were to occur, the Fund would lose money on the futures and also would experience a decline in value in its underlying instruments.

Positions in futures contracts may be closed out only on an exchange or a board of trade, which provides the market for such futures. Although each Fund intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active market, there is no guarantee that such will exist for any particular contract or at any particular time. If there is not a liquid market at a particular time, it may not be possible to close a futures position at such time, and, in the event of adverse price movements, an affected Fund would continue to be required to make daily cash payments of variation margin.

However, in the event futures positions are used to hedge portfolio securities, the securities will not be sold until the futures positions can be liquidated. In such circumstances, an increase in the price of securities, if any, may partially or completely offset losses on the futures contracts. Further, the counterparty to a futures contract could default.

OPTIONS. A closing purchase transaction for exchange-traded options may be made only on a national securities exchange. There is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options, such as over-the-counter options, no secondary market on an exchange may exist. If a Fund is unable to effect a closing purchase transaction, that Fund will not sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise.

Options traded in the over-the-counter market may not be as actively traded as those on an exchange. Accordingly, it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to options traded over-the-counter. A Fund will engage in such transactions only with firms of sufficient credit so as to minimize these risks. Such options and the securities used as "cover" for such options may be considered illiquid securities.

The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by a Fund will not exactly match the composition of the securities indexes on which options are written. In the purchase of securities index options the principal risk is that the premium and transaction costs paid by a Fund in purchasing an option will be lost if the changes (increase in the case of a call, decrease in the case of a put) in the level of the index do not exceed the cost of the option.

An exchange may establish limitations governing the maximum number of calls and puts in each class (whether or not covered) which may be written by a single investor or group of investors acting in concert (regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers). It is possible that one or more of the Funds and clients advised by the Adviser or the Sub-Advisers may constitute such a group. An exchange may order the liquidation of positions found to be in violation of these limits, and it may impose certain other sanctions. These position limits may limit the number of options that a Fund can write on a particular security.

SWAPS, CAPS, COLLARS AND FLOORS

Swap Agreements

A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indices, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates.

Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counter-party's creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counter-party is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, the affected Fund may not be able to recover the money it expected to receive under the contract.

A swap agreement can be a form of leverage, which can magnify a Fund's gains or losses. In order to reduce the risk associated with leveraging, a Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund's accrued obligations under the agreement.

Equity Swaps. In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that a Fund will be committed to pay.

Interest Rate Swaps. Interest rate swaps are financial instruments that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future. Some of the different types of interest rate swaps are "fixed-for floating rate swaps," "termed basis swaps" and "index amortizing swaps." Fixed-for floating rate swaps involve the exchange of fixed interest rate cash flows for floating rate cash flows. Termed basis swaps entail cash flows to both parties based on floating interest rates, where the interest rate indices are different. Index amortizing swaps are typically fixed-for floating swaps where the notional amount changes if certain conditions are met.

Like a traditional investment in a debt security, a Fund could lose money by investing in an interest rate swap if interest rates change adversely. For example, if a Fund enters into a swap where it agrees to exchange a floating rate of interest for a fixed rate of interest, the Fund may have to pay more money than it receives. Similarly, if a Fund enters into a swap where it agrees to exchange a fixed rate of interest for a floating rate of interest, the Fund may receive less money than it has agreed to pay.

Currency Swaps. A currency swap is an agreement between two parties in which one party agrees to make interest rate payments in one currency and the other promises to make interest rate payments in another currency. A Fund may enter into a currency swap when it has one currency and desires a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. Changes in foreign exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

Caps, Collars and Floors

Caps and floors have an effect similar to buying or writing options. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level. The seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

INVESTMENT COMPANY SHARES

A Fund may invest in shares of other investment companies (such as Standard & Poor's Depository Receipts - "SPDRs" and other exchange traded funds such as iShares). Since such mutual funds pay management fees and other expenses, shareholders of a Fund would indirectly pay both Fund expenses and the expenses of underlying funds with respect to Fund assets invested therein. Applicable regulations prohibit a Fund from acquiring the securities of other investment companies that are not "part of the same group of investment companies" if, as a result of such acquisition; (i) the Fund owns more than 3% of the total voting stock of the company; (ii) more than 5% of the Fund's total assets are invested in securities of any one investment company; or (iii) more than 10% of the total assets of the Fund are invested in securities (other than treasury stock) issued by all investment companies.

ILLIQUID INVESTMENTS

Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, the Adviser or Sub-Advisers determine the liquidity of the Trust's investments and, through reports from the Adviser or Sub-Advisers, the Board monitors investments in illiquid instruments. In determining the liquidity of a Fund's investments, the Adviser or Sub-Advisers may consider various factors including: (i) the frequency of trades and quotations; (ii) the number of dealers and prospective purchasers in the marketplace; (iii) dealer undertakings to make a market; (iv) the nature of the security (including any demand or tender features); and (v) the nature of the market place for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment). Investments currently considered by a Fund to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, over-the-counter options, and non-government stripped fixed-rate mortgage backed securities. Also, the Adviser or Sub-Advisers may determine some government-stripped fixed-rate mortgage backed securities, loans and other direct debt instruments, and swap agreements to be illiquid. However, with respect to over-the-counter options a Fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the Fund may have to close out the option before expiration. Moreover, investing in Rule 144A securities (i.e., securities that qualify for resale under Rule 144A under the Securities Act of 1933, as amended (the "1933 Act")) would have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Board of Trustees. If, through a change in values, net assets or other circumstances, a Fund was in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

RESTRICTED SECURITIES

Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the 1933 Act, or in a registered public offering. Where registration is required, a Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security. Also, restricted securities may be difficult to value because market quotations may not be readily available. A Fund limits the amount of total assets it invests in restricted securities to 15%. Restricted securities do not include Rule 144A securities that are determined by the Adviser or Sub-Advisers to be liquid.

         FOREIGN CURRENCY TRANSACTIONS

A Fund may hold foreign currency deposits from time to time, and may convert dollars and foreign currencies in the foreign exchange markets. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged. Currencies may be exchanged on a spot (i.e., cash) basis, or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. Forward contracts generally are traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

A Fund may use currency forward contracts to manage currency risks and to facilitate transactions in foreign securities. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by the Funds.

In connection with purchases and sales of securities denominated in foreign currencies, a Fund may enter into currency forward contracts to fix a definite price for the purchase or sale in advance of the trade's settlement date. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." The Adviser or the Sub-Advisers may enter into settlement hedges in the normal course of managing a Fund's foreign investments. A Fund may also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the Adviser or the applicable Sub-Adviser.

A Fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a Fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling - for example, by entering into a forward contract to sell Deutschemark or European Currency Units in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

Under certain conditions, guidelines of the SEC require mutual funds to set aside appropriate liquid assets in a segregated account to cover currency forward contracts. As required by SEC guidelines, each Fund will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. A Fund will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.

Successful use of forward currency contracts will depend on the skill of the Adviser or the applicable Sub-Adviser in analyzing and predicting currency values. Forward contracts may substantially change a Fund's investment exposure to changes in currency exchange rates, and could result in losses to a Fund if currencies do not perform as the Adviser or the applicable Sub-Adviser anticipates. For example, if a currency's value rose at a time when the Adviser or Sub-Adviser had hedged a Fund by selling that currency in exchange for dollars, that Fund would be unable to participate in the currency's appreciation. If the Adviser or Sub-Adviser hedges a Fund's currency exposure through proxy hedges, that Fund could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if the Adviser or the Sub-Adviser increases a Fund's exposure to a foreign currency and that currency's value declines, that Fund will realize a loss. There is no assurance that the use of forward currency contracts by the Adviser or the Sub-Advisers will be advantageous to a Fund or that it will hedge at an appropriate time.

AMERICAN DEPOSITARY RECEIPTS ("ADRS"), EUROPEAN DEPOSITARY RECEIPTS ("EDRS") AND GLOBAL DEPOSITARY RECEIPTS ("GDRS")

ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. EDRs are receipts issued by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of the underlying foreign securities. GDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. ADRs, EDRs, GDRs and CDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security.

Holders of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

SHORT-TERM INVESTMENTS

To earn a return on uninvested assets, meet anticipated redemptions, or for temporary defensive purposes, a Fund may invest a portion of its assets in the short-term securities listed below, U.S. government securities and investment-grade corporate debt securities. Unless otherwise specified, a short-term debt security has a maturity of one year or less.

BANK OBLIGATIONS

A Fund will only invest in a security issued by a commercial bank if the bank:

      o has total assets of at least $1 billion, or the equivalent in other currencies; and

      o is either a U.S. bank and a member of the Federal Deposit Insurance Corporation; or

      o is a foreign branch of a U.S. bank and the Adviser or applicable Sub-Adviser believes the security is of an investment quality comparable with other debt securities that the Fund may purchase.

BANKERS' ACCEPTANCE

A bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

CERTIFICATE OF DEPOSIT

A negotiable interest bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. However, certificates of deposit generally carry penalties for early withdrawal and may, under certain circumstances, be considered illiquid.

COMMERCIAL PAPER

The term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues typically vary from a few days to nine months.

DEMAND INSTRUMENTS

Certain instruments may involve a conditional or unconditional demand feature which permits the holder to demand payment of the principal amount of the instrument. Demand instruments may include variable amount master demand notes.

TIME DEPOSIT

A non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities.

U.S. GOVERNMENT AGENCY OBLIGATIONS

Certain Federal agencies such as the Government National Mortgage Association ("GNMA") have been established as instrumentalities of the U.S. Government to supervise and finance certain types of activities. Securities issued by these agencies, while not direct obligations of the U.S. Government, are either backed by the full faith and credit of the U.S. (e.g., GNMA securities) or supported by the issuing agencies' right to borrow from the Treasury. The securities issued by other agencies are supported only by the credit of the instrumentality (e.g., Tennessee Valley Authority securities).

Federal National Mortgage Association ("FNMA") is a government-sponsored corporation owned entirely by private stockholders. FNMA is regulated by the Secretary of Housing and Urban development. FNMA purchases conventional mortgages from a list of approved sellers and service providers, including state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Securities issued by FNMA are agency securities, which means FNMA, but not the U.S. Government, guarantees their timely payment of principal and interest.

Federal Home Loan Mortgage Corporation ("FHLMC") is a corporate instrumentality of the U.S. Government whose stock is owned by the twelve Federal Home Loan Banks. Congress created FHLMC in 1970 to increase the availability of mortgage credit for residential housing. FHLMC issues Participation Certificates (PCs) which represent interests in conventional mortgages. Like FNMA, FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

U.S. GOVERNMENT SECURITIES

Bills, notes and bonds issued by the U.S. Government and backed by the full faith and credit of the United States.

U.S. TREASURY OBLIGATIONS

Bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS"). Under the STRIPS program, a Fund will be able to have its beneficial ownership of securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities. When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the securities that the Treasury sells itself. Other facilities are available to facilitate the transfer of ownership of non-Treasury securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on such securities through a book-entry record-keeping system.

CORPORATE BONDS

Corporations issue bonds and notes to raise money for working capital or for capital expenditures such as plant construction, equipment purchases and expansion. In return for the money loaned to the corporation by shareholders, the corporation promises to pay shareholders interest, and repay the principal amount of the bond or note.

CONVERTIBLE SECURITIES

Securities such as rights, bonds, notes and preferred stocks which are convertible into or exchangeable for common stocks. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying common stock. As a result, a Fund's selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

A synthetic convertible security is a combination investment in which a Fund purchases both (i) high-grade cash equivalents or a high grade debt obligation of an issuer or U.S. Government securities and (ii) call options or warrants on the common stock of the same or different issuer with some or all of the anticipated interest income from the associated debt obligation that is earned over the holding period of the option or warrant.

While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords a shareholder the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock. A synthetic convertible position has similar investment characteristics, but may differ with respect to credit quality, time to maturity, trading characteristics and other factors. Because a Fund will create synthetic convertible positions only out of high grade fixed income securities, the credit rating associated with that Fund's synthetic convertible investments is generally expected to be higher than that of the average convertible security, many of which are rated below high grade. However, because the options used to create synthetic convertible positions will generally have expirations between one month and three years of the time of purchase, the maturity of these positions will generally be shorter than average for convertible securities. Since the option component of a convertible security or synthetic convertible position is a wasting asset (in the sense of losing "time value" as maturity approaches), a synthetic convertible position may lose such value more rapidly than a convertible security of longer maturity; however, the gain in option value due to appreciation of the underlying stock may exceed such time value loss. The market price of the option component generally reflects these differences in maturities, and the Adviser and Sub-Advisers take such differences into account when evaluating such positions. When a synthetic convertible position "matures" because of the expiration of the associated option, a Fund may extend the maturity by investing in a new option with longer maturity on the common stock of the same or different issuer. If a Fund does not so extend the maturity of a position, it may continue to hold the associated fixed income security.

REPURCHASE AGREEMENTS

Repurchase agreements are agreements by which a person (e.g., a Fund) obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or primary securities dealer as recognized by the Federal Reserve Bank of New York) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by a Fund for purposes of its investment limitations. The repurchase agreements entered into by a Fund will provide that the underlying security at all times will have a value at least equal to 102% of the resale price stated in the agreement. With respect to all repurchase agreements entered into by a Fund, the Fund's custodians or their agents must take possession of the underlying collateral. However, if the seller defaults, that Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor of the seller and is required to return the underlying security to the seller's estate.

MORTGAGE-BACKED SECURITIES

Securities that include interests in pools of lower-rated debt securities, or consumer loans or mortgages, or complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. The value of these securities may be significantly affected by changes in interest rates, the market's perception of the issuers, and the creditworthiness of the parties involved. Some securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, making their value highly volatile. These securities may also be subject to prepayment risk.

COMMERCIAL BANKS, SAVINGS AND LOAN INSTITUTIONS, PRIVATE MORTGAGE INSURANCE COMPANIES, MORTGAGE BANKERS AND OTHER SECONDARY MARKET ISSUERS

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. In addition to guaranteeing the mortgage-related security, such issuers may service and/or have originated the underlying mortgage loans. Pools created by these issuers generally offer a higher rate of interest than pools created by GNMA, FNMA & FHLMC because they are not guaranteed by a government agency.

RISKS OF MORTGAGE-BACKED SECURITIES

Yield characteristics of mortgage-backed securities differ from those of traditional debt securities in a variety of ways. For example, payments of interest and principal are more frequent (usually monthly) and their interest rates are sometimes adjustable. In addition, a variety of economic, geographic, social and other factors, such as the sale of the underlying property, refinancing or foreclosure, can cause shareholders to repay the loans underlying a mortgage-backed security sooner than expected. If the prepayment rates increase, a Fund may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, CMOs usually pay interest monthly and have a more focused range of principal payment dates than pass-through securities. While CMOs may be collateralized by whole mortgage loans, CMOs are more typically collateralized by mortgage-backed securities guaranteed by GNMA, FHLMC, or FNMA and their income streams.

A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended, and invests in certain mortgages primarily secured by interests in real property and other permitted investments.

CMOs are structured into multiple classes, each bearing a different stated maturity. Each class of CMO or REMIC certificate, often referred to as a "tranche," is issued at a specific interest rate and must be fully retired by its final distribution date. Generally, all classes of CMOs or REMIC certificates pay or accrue interest monthly. Investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities.

STRIPPED MORTGAGE-BACKED SECURITIES

Stripped mortgage-backed securities are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest ("interest only" or "IO" class) while the other class will receive the entire principal ("principal only" or "PO" class). The cash flow and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO. The yields and market risk of interest only and principal only stripped mortgage-backed securities, respectively, may be more volatile than those of other fixed income securities, including traditional mortgage-backed securities.

OTHER ASSET-BACKED SECURITIES

These securities are interests in pools of a broad range of assets other than mortgages, such as automobile loans, computer leases and credit card receivables. Like mortgage-backed securities, these securities are pass-through. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool occurs in a timely fashion ("liquidity protection"). In addition, asset-backed securities may obtain insurance, such as guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool ("credit support"). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

A Fund may also invest in residual interests in asset-backed securities, which is the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets.

RECEIPTS

Separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian bank holds the interest and principal payments for the benefit of the registered owners of the receipts. The custodian bank arranges for the issuance of the receipts evidencing ownership and maintains the register.

VARIABLE AND FLOATING RATE INSTRUMENTS

Certain of the obligations purchased by a Fund may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities.

WARRANTS

Instruments giving holders the right, but not the obligation, to buy shares of a company at a given price during a specified period.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

When-issued and delayed-delivery securities are securities subject to settlement on a future date. For fixed income securities, the interest rate realized on when-issued or delayed-delivery securities is fixed as of the purchase date and no interest accrues to a Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates and will have the effect of leveraging a Fund's assets. A Fund is permitted to invest in forward commitments or when-issued securities where such purchases are for investment and not for leveraging purposes. One or more segregated accounts will be established with the Custodian, and each Fund will maintain liquid assets in such accounts in an amount at least equal in value to its commitments to purchase when-issued securities. These Funds use segregated accounts to offset leverage risk.

ZERO COUPON BONDS

These securities make no periodic payments of interest, but instead are sold at a discount from their face value. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. The market value of zero coupon securities may exhibit greater price volatility than ordinary debt securities because a stripped security will have a longer duration than an ordinary debt security with the same maturity. A Fund's investments in pay-in-kind, delayed and zero coupon bonds may require it to sell certain of its securities to generate sufficient cash to satisfy certain income distribution requirements.

SECURITIES LENDING

A Fund may lend a portion of its total assets to broker-dealers or other financial institutions. It may then reinvest the collateral it receives in short-term securities and money market funds. If a Fund lends its securities, it will follow the following guidelines:

      o the borrower must provide collateral at least equal to the market value of the securities loaned;

      o the collateral must consist of cash, an irrevocable letter of credit issued by a domestic U.S. bank or securities issued or guaranteed by the U. S. Government;

      o the borrower must add to the collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis);

      o      the Fund must be able to terminate the loan at any time;

      o the Fund must receive reasonable interest on the loan (which may include the Fund investing any cash collateral in interest bearing short-term investments); and

      o the Fund must determine that the borrower is an acceptable credit risk.

These risks are similar to the ones involved with repurchase agreements. When a Fund lends securities, there is a risk that the borrower will become financially unable to honor its contractual obligations. If this happens, that Fund could:

      o lose its rights in the collateral and not be able to retrieve the securities it lent to the borrower; and

      o      experience delays in recovering its securities.

The Funds currently do not intend to engage in securities lending.

SHORT SALES

Description of Short Sales. A security is sold short when a Fund sells a security it does not own. To sell a security short, a Fund must borrow the security from someone else to deliver it to the buyer. That Fund then replaces the borrowed security by purchasing it at the market price at or before the time of replacement. Until it replaces the security, the Fund repays the person that lent it the security for any interest or dividends that may have accrued during the period of the loan.

A Fund typically sells securities short to:

      o      Take advantage of an anticipated decline in prices.

      o      Protect a profit in a security it already owns.

A Fund can lose money if the price of the security it sold short increases between the date of the short sale and the date on which the Fund replaces the borrowed security. Likewise, a Fund can profit if the price of the security declines between those dates.

To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. A Fund will incur transaction costs in effecting short sales. A Fund's gains and losses will be decreased or increased, as the case may be, by the amount of the premium, dividends, interest, or expenses the Fund may be required to pay in connection with a short sale.

The broker will retain the net proceeds of the short sale to the extent necessary to meet margin requirements until the short position is closed out.

Short Sales Against the Box. In addition, a Fund may engage in short sales "against the box." In a short sale against the box, a Fund agrees to sell at a future date a security that it either currently owns or has the right to acquire at no extra cost. A Fund will incur transaction costs to open, maintain and close short sales against the box.

Restrictions on Short Sales.  A Fund will not short sell a security if:

      o after giving effect to such short sale, the total market value of all securities sold short would exceed 25% of the value of the Fund's net assets;

      o the market value of the securities of any single issuer that have been sold short by the Fund would exceed 2% of the value of the Fund's net assets; and

      o such securities would constitute more than 2% of any class of the issuer's securities.

Whenever a Fund sells a security short, its custodian segregates an amount of cash or liquid securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) any cash or U.S. Government securities the Fund is required to deposit with the broker in connection with the short sale (not including the proceeds from the short sale). The segregated assets are marked to market daily in an attempt to ensure that the amount deposited in the segregated account plus the amount deposited with the broker is at least equal to the market value of the securities at the time they were sold short.

FACTORS AFFECTING THE VALUE OF DEBT SECURITIES

The total return of a debt instrument is composed of two elements: the percentage change in the security's price and interest income earned. The yield to maturity of a debt security estimates its total return only if the price of the debt security remains unchanged during the holding period and coupon interest is reinvested at the same yield to maturity. The total return of a debt instrument, therefore, will be determined not only by how much interest is earned, but also by how much the price of the security and interest rates change.

Interest Rates

The price of a debt security generally moves in the opposite direction from interest rates (i.e., if interest rates go up, the value of the bond will go down, and vice versa).

Prepayment Risk

This risk effects mainly mortgage-backed securities. Unlike other debt securities, falling interest rates can hurt mortgage-backed securities, which may cause your share price to fall. Lower rates motivate people to pay off mortgage-backed and asset-backed securities earlier than expected. A Fund may then have to reinvest the proceeds from such prepayments at lower interest rates, which can reduce its yield. The unexpected timing of mortgage and asset-backed prepayments caused by the variations in interest rates may also shorten or lengthen the average maturity of a Fund. If left unattended, drifts in the average maturity of a Fund can have the unintended effect of increasing or reducing the effective duration of the Fund, which may adversely affect the expected performance of a Fund.

Extension Risk

The other side of prepayment risk occurs when interest rates are rising. Rising interest rates can cause a Fund's average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the sensitivity of a Fund to rising rates and its potential for price declines. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates. For these reasons, mortgage-backed securities may be less effective than other types of U.S. Government securities as a means of "locking in" interest rates.

Credit Rating

Coupon interest is offered to shareholders of debt securities as compensation for assuming risk, although short-term Treasury securities, such as 3-month treasury bills, are considered "risk free." Corporate securities offer higher yields than Treasury securities because their payment of interest and complete repayment of principal is less certain. The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risks that the issuer will fail to pay interest and return principal. To compensate shareholders for taking on increased risk, issuers with lower credit ratings usually offer their shareholders a higher "risk premium" in the form of higher interest rates above comparable Treasury securities.

Changes in shareholder confidence regarding the certainty of interest and principal payments of a corporate debt security will result in an adjustment to this "risk premium." If an issuer's outstanding debt carries a fixed coupon, adjustments to the risk premium must occur in the price, which effects the yield to maturity of the bond. If an issuer defaults or becomes unable to honor its financial obligations, the bond may lose some or all of its value.

A security rated within the four highest rating categories by a rating agency is called "investment-grade" because its issuer is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal. If a security is not rated or is rated under a different system, the Adviser or Sub-Advisers may determine that it is of investment-grade. The Adviser or Sub-Advisers may retain securities that are downgraded, if it believes that keeping those securities is warranted.

Debt securities rated below investment-grade (junk bonds) are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. A corporation may issue a junk bond because of a corporate restructuring or other similar event. Compared with investment-grade bonds, junk bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business condition of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause a Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

Rating agencies are organizations that assign ratings to securities based primarily on the rating agency's assessment of the issuer's financial strength. The Funds currently use ratings compiled by Moody's Investor Services ("Moody's"), Standard and Poor's Ratings Services ("S&P"), and Fitch. Credit ratings are only an agency's opinion, not an absolute standard of quality, and they do not reflect an evaluation of market risk. The section "Bond Ratings" contains further information concerning the ratings of certain rating agencies and their significance.

The Adviser or Sub-Advisers may use ratings produced by ratings agencies as guidelines to determine the rating of a security at the time a Fund buys it. A rating agency may change its credit ratings at any time. The Adviser or Sub-Advisers monitor the rating of the security and will take appropriate actions if a rating agency reduces the security's rating. A Fund is not obligated to dispose of securities whose issuers subsequently are in default or which are downgraded below the above-stated ratings. A Fund may invest in securities of any rating.

SMALL AND MEDIUM CAPITALIZATION STOCKS

Investments in common stocks in general are subject to market risks that may cause their prices to fluctuate over time. Therefore, an investment in each Fund may be more suitable for long-term investors who can bear the risk of these fluctuations. Investment in small and medium capitalization companies involves greater risk and price volatility than that customarily associated with investments in larger, more established companies. This increased risk may be due to the greater business risks of their small or medium size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of small and medium capitalization companies are often traded in the over-the-counter market, and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to be less liquid and subject to more abrupt or erratic market movements than securities of larger, more established companies.

OVER-THE-COUNTER MARKET

A Fund may invest in over-the-counter stocks. In contrast to the securities exchanges, the over-the-counter market is not a centralized facility that limits trading activity to securities of companies which initially satisfy certain defined standards. Generally, the volume of trading in an unlisted or over-the-counter common stock is less than the volume of trading in a listed stock. This means that the depth of market liquidity of some stocks in which a Fund invests may not be as great as that of other securities and, if the Fund was to dispose of such a stock, they might have to offer the shares at a discount from recent prices, or sell the shares in small lots over an extended period of time.

FOREIGN SECURITIES AND EMERGING MARKETS

A Fund may invest in foreign securities. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These risks and considerations include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investment in foreign countries and potential restrictions on the flow of international capital and currencies. Foreign issuers may also be subject to less government regulation than U.S. companies. Moreover, the dividends and interest payable on foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to a Fund's shareholders. Further, foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Changes in foreign exchange rates will affect, favorably or unfavorably, the value of those securities which are denominated or quoted in currencies other than the U.S. dollar.

Investments in emerging markets may be considered speculative, and therefore may offer higher potential for gains and losses than investments in developed markets of the world. With respect to any emerging country, there may be greater potential for nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or the value of a Fund's investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in the courts of such countries. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Some emerging countries currently prohibit direct foreign investment in the securities of their companies. Certain emerging countries, however permit indirect foreign investment in the securities of companies listed and traded on their stock exchanges through investment funds that they have specifically authorized. Investments in these investment funds are subject to the provisions of the 1940 Act. Shareholders of a Fund that invests in such investment funds will bear not only their proportionate share of the expenses of the Fund (including operating expenses and the fees of the Adviser), but also will indirectly bear similar expenses of the underlying investment funds. In addition, these investment funds may trade at a premium over their net asset value.

INVESTMENTS IN TECHNOLOGY COMPANIES

A Fund may invest in equity securities of technology companies. Such securities have tended to be subject to greater volatility than securities of companies that are not dependent upon or associated with technological issues. Investments in technology companies may be strongly affected by worldwide scientific or technological developments and their products and services may be subject to governmental law, regulation or adversely affected by governmental policies.

INITIAL PUBLIC OFFERINGS ("IPO")

A Fund may invest a portion of its assets in securities of companies offering shares in IPOs. IPOs may have a magnified performance impact on a Fund with a small asset base. The impact of IPOs on a Fund's performance likely will decrease as the Fund's asset size increases, which could reduce the Fund's total returns. IPOs may not be consistently available to a Fund for investing, particularly as the Fund's asset base grows. Because IPO shares frequently are volatile in price, a Fund may hold IPO shares for a very short period of time. This may increase the turnover of a Fund and may lead to increased expenses for the Fund, such as commissions and transaction costs. By selling shares, a Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Shareholders in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

A Fund's investment in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which presents risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

EUROPEAN ECONOMIC AND MONETARY UNION

Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, The Netherlands, Portugal, Spain and Greece are presently members of the European Economic and Monetary Union (the "EMU"). The EMU adopted the "euro" as a common currency on January 1, 1999 and subordinated the national currencies of each country until such time as the national currencies are phased out entirely. The euro could adversely affect the value of securities held by a Fund because as the euro is implemented as the common currency, there may be changes in the relative value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. In addition, the introduction of the euro may affect the fiscal and monetary levels of participating EMU countries and may also increase price competition among business firms within EMU countries and between businesses in EMU and non-EMU countries. These uncertainties raise the possibility of increased volatility in the financial markets of the affected countries.

SENIOR LOANS

Senior Loans generally are arranged through private negotiations between a borrower and the lenders represented in each case by one or more agents of the several lenders. Senior Loans in which a Fund may purchase interests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally Prime Rate, LIBOR, the CD rate or other base lending rates used by commercial lenders. The Senior Loans in a Fund's investment portfolio will at all times have a dollar-weighted average time until next interest rate redetermination of 180 days or less. Because of prepayment provisions, the actual remaining maturity of Senior Loans may vary substantially from the stated maturity of such loans.

STRUCTURED NOTES

A Fund may invest in structured notes, including "total rate of return swaps," with rates of return determined by reference to the total rate of return on one or more loans referenced in such notes. The rate of return on the structured note may be determined by applying a multiplier to the rate of total return on the referenced loan or loans. Application of a multiplier is comparable to the use of leverage, which magnifies the risk of loss, because a relatively small decline in the value of a referenced note could result in a relatively large loss in value. Structured notes are treated as Senior Loans.

STEP COUPON BONDS (STEPS)

A Fund may invest in debt securities which pay interest at a series of different rates (including 0%) in accordance with a stated schedule for a series of periods. In addition to the risks associated with the credit rating of the issuers, these securities may be subject to more volatility risk than fixed rate debt securities.

TENDER OPTION BONDS

A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax exempt rate. With respect to each Fund, the Adviser or the applicable Sub-Advisers will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal of interest on the underlying municipal securities and for other reasons.

PAY-IN-KIND (PIK) SECURITIES

A Fund may invest in securities which pay interest either in cash or additional securities. These securities are generally high yield securities and, in addition to the other risks associated with investing in high yield securities, are subject to the risks that the interest payments which consist of additional securities are also subject to the risks of high yield securities.

MORTGAGE DOLLAR ROLLS

A Fund may invest in mortgage dollar rolls. In a mortgage dollar roll, the Fund sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. That Fund either will be paid a fee by the counterparty upon entering into the transaction or will be entitled to purchase the similar security at a discount. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive that Fund of obtaining a beneficial investment. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. Furthermore, the transaction costs may exceed the return earned by the Fund from the transaction.

MUNICIPAL LEASE OBLIGATIONS

A Fund may invest in municipal lease obligations. Although a municipal lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the municipal lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear.

PARTICIPATION INTERESTS

A Fund may invest in participation interests either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related municipal obligations will be exempt from federal income tax to the same extent as interest on such municipal obligations. A Fund may also invest in tax-exempt obligations by purchasing from banks participation interests in all or part of specific holdings of municipal obligations. Such participations may be backed in whole or part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the Fund in connection with the arrangement. A Fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on municipal obligations in which it holds such participation interests is exempt from federal income tax.

STAND-BY COMMITMENTS

When a Fund purchases municipal obligations, it may also acquire stand-by commitments from banks and broker-dealers with respect to such municipal obligations. A stand-by commitment is the equivalent of a put option acquired by the Fund with respect to a particular municipal obligation held in its portfolio. A stand-by commitment is a security independent of the municipal obligation to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances relating to a change in market value, would be substantially the same as the value of the underlying municipal obligation. A stand-by commitment might not be transferable by the Fund, although it could sell the underlying municipal obligation to a third party at any time.

It is expected that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, a Fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by a Fund will not exceed 10% of the value of that Fund's total assets calculated immediately after each stand-by commitment is acquired. A Fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Adviser or Sub-Advisers, as the case may be, present minimal credit risks.

INVERSE FLOATERS

A Fund may invest in inverse floaters. Inverse floaters are derivative securities whose interest rates vary inversely to changes in short-term interest rates and whose values fluctuate inversely to changes in long-term interest rates. The value of certain inverse floaters will fluctuate substantially more in response to a given change in long-term rates than would a traditional debt security. These securities have investment characteristics similar to leverage, in that interest rate changes have a magnified effect on the value of inverse floaters.

INTERFUND LOANS

Each Fund may lend uninvested cash up to 15% of its net assets to other funds and PBHG Insurance Series Funds portfolios advised by the Adviser or an affiliate of the Adviser as an investment advisor ("Pilgrim Baxter Advised Funds") and each Fund may borrow from other Pilgrim Baxter Advised Funds to the extent permitted under such Fund's investment restrictions. If a Fund has borrowed from other Pilgrim Baxter Advised Funds and has aggregate borrowings from all sources that exceed 10% of such Fund's total assets, such Fund will secure all of its loans from other Pilgrim Baxter Advised Funds. The ability of a Fund to lend its securities to other Pilgrim Baxter Advised Funds is subject to certain other terms and conditions.

                             INVESTMENT LIMITATIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS

Each Fund has adopted certain investment restrictions which, in addition to those restrictions in the Prospectus, are fundamental and may not be changed without approval by a majority vote of the Fund's shareholders. Such majority is defined in the 1940 Act as the lesser of (i) 67% or more of the voting securities of the Fund present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of the Fund.

Several of these fundamental investment restrictions include the defined term "1940 Act Laws, Interpretations and Exemptions." This term means the Investment Company Act of 1940, as amended, and the rules and regulations promulgated thereunder, as such statute, rule and regulations are amended from time to time or are interpreted from time to time by the staff of the SEC and any exemptive order or similar relief granted to a Fund.

1. Each Fund is a "diversified company" as defined in the Investment Company Act of 1940 (the "1940 Act"). This means that a Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent a Fund from purchasing the securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

         Please refer to Non-Fundamental Investment Restriction number 2 for further information.

2. A Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

         Please refer to Non-Fundamental Investment Restriction number 3 for further information.

3. A Fund may not underwrite the securities of other issuers. This restriction does not prevent a Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.

4. A Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit a Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments or (iii) repurchase agreements collateralized by such obligations. In complying with this restriction, a Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

         Please refer to Non-Fundamental Investment Restriction number 4 for further information.

5. A Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent a Fund from investing in issuers that invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

6. A Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent a Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

7. A Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent a Fund from, among other things, purchasing debt obligations, entering repurchase agreements, loaning its assets to broker-dealers or institutional investors or investing in loans, including assignments and participation interests.

         Please refer to Non-Fundamental Investment Restriction number 5 for further information.

8. A Fund may, notwithstanding any other fundamental investment policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and restrictions as the Fund.

Except for borrowing under Fundamental Investment Restriction number 2, the foregoing determinations will be made at the time of the purchase of a security.

         NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

Each Fund also has adopted certain non-fundamental investment restrictions. A non-fundamental investment restriction may be amended by the Board of Trustees without a vote of shareholders.

1. A Fund may not invest more than 15% of its net assets in illiquid securities. This limitation does not include any Rule 144A restricted security that has been determined by, or pursuant to procedures established by, the Board of Trustees, based on trading markets for such security, to be liquid.

2. In complying with the fundamental restriction regarding issuer diversification, a Fund will not, with respect to 75% of its total assets, purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or
         (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

3. In complying with the fundamental restriction regarding borrowing money and issuing senior securities, a Fund may borrow money in an amount not exceeding 33 1/3 % of its total assets (including the amount borrowed) less liabilities (other than borrowings). A Fund may borrow from banks, broker-dealers or a Pilgrim Baxter Advised Fund on such terms and conditions as the SEC may require in an exemptive order on which the Funds may rely. A Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. A portfolio may not purchase additional securities when borrowings exceed 5% of the Fund's total assets.

4. In complying with the fundamental restriction regarding industry concentration, a Fund may invest up to (but not including) 25% of its total assets in the securities of issuers whose principal business activities are in the same industry. For purposes of this limitation, supranational organizations such as The World Bank, the European Union and the European Coal and Steel Community, are deemed to be issuers conducting their principal business activities in the same industry; state and municipal governments and their agencies and authorities are not deemed to be industries; utility companies will be divided according to their services (e.g., gas distribution, gas transmission, electric and telephone will each be considered a separate industry); and financial service companies will be classified according to the end users of their services (e.g. automobile finance, bank finance and diversified finance).

5. In complying with the fundamental restriction with regard to making loans, a Fund may lend up to 33 1/3 % of its total assets and may lend money to another Pilgrim Baxter Advised Fund, on such terms and conditions as the SEC may require in an exemptive order on which the Funds may rely.

6. A Fund may not invest more than 15% of its total assets in restricted securities.

7. Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, a Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.

         A Fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other Pilgrim Baxter Advised Funds, subject to the terms and conditions of any exemptive orders issued by the SEC on which the Funds may rely.

         Please refer to Non-Fundamental Investment Restriction number 5 for further information regarding lending money to a Pilgrim Baxter Advised Fund.

All the foregoing percentages will be determined and apply at the time of each purchase of a security (except with respect to the limitation on investments in illiquid securities and with respect to borrowing).

SENIOR SECURITIES

The term "senior security", as defined in Section 18(g) of the 1940 Act, means any bond, debenture, note, or similar obligation or instrument constituting a security and evidencing indebtedness, and any stock of a class having priority over any other class as to distribution of assets or payment of dividends; and "senior security representing indebtedness" means any senior security other than stock.

The term "senior security" will not include any promissory note or other evidence of indebtedness issued in consideration of any loan, extension, or renewal thereof, made by a bank or other person and privately arranged, and not intended to be publicly distributed; nor will such term include any such promissory note or other evidence of indebtedness in any case where such a loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the issuer at the time when the loan is made. A loan will be presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed; otherwise it will be presumed not to be for temporary purposes. Any such presumption may be rebutted by evidence.

TEMPORARY DEFENSIVE POSITIONS

Under normal market conditions, each Fund expects to be fully invested in its primary investments, as described above. However, for temporary defensive purposes, when the Adviser or a Sub-Adviser, as appropriate, determines that market conditions warrant, each Fund may invest up to 100% of its assets in cash and money market instruments (consisting of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; certificates of deposit, time deposits and bankers' acceptances issued by banks or savings and loan associations having net assets of at least $500 million as stated on their most recently published financial statements; commercial paper rated in one of the two highest rating categories by at least one NRSRO; repurchase agreements involving such securities; and, to the extent permitted by applicable law and each Fund's investment restrictions, shares of other investment companies investing solely in money market securities). To the extent a Fund is invested in temporary defensive instruments, it will not be pursuing its investment objective.

PORTFOLIO TURNOVER

Fund turnover will tend to rise during periods of economic turbulence and decline during periods of stable growth. A higher turnover rate (100% or more) increases transaction costs (e.g., brokerage commissions) and increases realized gains and losses. High rates of portfolio turnover necessarily result in correspondingly greater brokerage and portfolio trading costs, which are paid by the Fund. Trading in fixed-income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. In addition to portfolio trading costs, higher rates of portfolio turnover may result in the realization of capital gains. To the extent net short-term capital gains are realized, any distributions resulting from such gains are considered ordinary income for federal income tax purposes.

                       TRUSTEES AND OFFICERS OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws of the State of Maryland. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust. The Trustees and executive officers of the Trust and the principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Each Trustee serves as a Trustee and each officer serves as an officer in a similar capacity for PBHG Insurance Series Fund, a registered investment company advised by the Adviser.

------------------------------------------------------------------------------------------------------------------------------------
Independent Trustees

------------------------------------------------------------------------------------------------------------------------------------
---------------------------- ------------ -------------------- ------------------------------ ------------------ -------------------
      Name, Address,          Position      Term of Office*       Principal Occupation(s)         Number of      Other Directorships
          and Age             Held with   and Length of Time       During Past 5 Years,         Portfolios in      Held by Trustee
                              the Trust         Served                                          the PBHG Fund
                                                                                               Family Complex
                                                                                                 Overseen by
                                                                                                   Trustee
---------------------------- ------------ -------------------- ------------------------------ ------------------ -------------------
---------------------------- ------------ -------------------- ------------------------------ ------------------ -------------------
John R. Bartholdson          Trustee      Trustee since 1995   Chief Financial Officer, The          29          Director, The
1255 Drummers Lane, Suite                                      Triumph Group, Inc.                               Triumph Group, Inc.
200                                                            (manufacturing) since 1992.                       since 1992.
Wayne, PA  19087
(59)

---------------------------- ------------ -------------------- ------------------------------ ------------------ -------------------
---------------------------- ------------ -------------------- ------------------------------ ------------------ -------------------
Jettie M. Edwards            Trustee      Trustee since 1995   Consultant, Syrus Associates          29          Trustee, Provident
76 Seaview Drive,                                              (business and marketing                           Investment Counsel
Santa Barbara, California                                      consulting firm) since 1986.                      Trust (investment
93108                                                                                                            company - five
(57)                                                                                                             portfolios) since

                                                                                                                 1992.
                                                                                                                 Trustee,
                                                                                                                 EQ
                                                                                                                 Advisors
                                                                                                                 Trust
                                                                                                                 (investment
                                                                                                                 company
                                                                                                                 -
                                                                                                                 39
                                                                                                                 portfolios)
                                                                                                                 since
                                                                                                                 1997.
---------------------------- ------------ -------------------- ------------------------------ ------------------ -------------------
---------------------------- ------------ -------------------- ------------------------------ ------------------ -------------------
Albert A. Miller             Trustee      Trustee since 1995   Senior Vice President,                29          None
7 Jennifer Drive                                               Cherry & Webb, CWT Specialty
Holmdel, New Jersey  07733                                     Stores 1995 - 2000. Advisor
(69)                                                           and Secretary, the
                                                               Underwoman Shoppes Inc.
                                                               (retail clothing stores)
                                                               1980-2002.  Merchandising
                                                               Group Vice President, R.H.
                                                               Macy & Co. (retail
                                                               department stores),
                                                               1958-1995.  Retired.
---------------------------- ------------ -------------------- ------------------------------ ------------------ -------------------


------------------------------------------------------------------------------------------------------------------------------------
Interested Trustee

------------------------------------------------------------------------------------------------------------------------------------
---------------------------- ------------ -------------------- -------------------------------- ------------------- ----------------
Harold J. Baxter**           Chairman     Trustee since 1995   Chairman, Chief Executive                29          Director, Old
1400 Liberty Ridge Drive     of the                            Officer and Director, the                            Mutual (US)
Wayne, PA  19087-5593        Board and                         Adviser since 1982.  Trustee,                        Holdings Inc.
(57)                         Trustee                           the Administrator since May                          since 1996.
                                                               1996. Chairman,
                                                               Chief Executive
                                                               Officer and
                                                               Director, Value
                                                               Investors, June
                                                               1996 to May,
                                                               2002. Trustee,
                                                               PBHG Fund
                                                               Distributors
                                                               since January
                                                               1998.

---------------------------- ------------ -------------------- -------------------------------- ------------------- ----------------

*Trustee of the Trust until such time as his or her successor is duly elected and appointed.
**Mr. Baxter is a Trustee who may be deemed to be an "interested person" of the Trust, as that term is defined in the 1940 Act, because he is a Director of the Adviser.

------------------------------------------------------------------------------------------------------------------------------------
Officers

------------------------------------------------------------------------------------------------------------------------------------
---------------------------------- ------------------------------ ------------------------ -----------------------------------------
Name, Address, and Age             Position Held with the Fund    Term of Office* and            Principal Occupation(s) During
                                                                  Length of Time Served                 Past 5 Years
---------------------------------- ------------------------------ ------------------------ -----------------------------------------
---------------------------------- ------------------------------ ------------------------ -----------------------------------------
Gary L. Pilgrim                    President                      President since 1997     President and Director, Pilgrim Baxter &
1400 Liberty Ridge Drive                                                                   Associates, Ltd. since 1982.  Trustee,
Wayne, PA  19087                                                                           PBHG Fund Services since May 1996;
(62)                                                                                       President and Director, Pilgrim Baxter
                                                                                           Value Investors,
Inc. June 1996 to May 2002.

---------------------------------- ------------------------------ ------------------------ -----------------------------------------
---------------------------------- ------------------------------ ------------------------ -----------------------------------------
Lee T. Cummings                    Treasurer, Chief Financial     Treasurer, Chief         Vice President, Pilgrim Baxter &
1400 Liberty Ridge Drive           Officer, Controller            Financial Officer,       Associates, Ltd. since 2001 and Director
Wayne, PA  19087-5593                                             Controller since 1997    of Mutual Fund Operations, Pilgrim Baxter
(40)                                                                                       & Associates, Ltd., 1996-2001; President,
                                                                                           PBHG  Shareholder Services, Inc. since
                                                                                           2001;  President, PBHG Fund Distributors
                                                                                           since 1999 and Treasurer, PBHG Fund
                                                                                           Services, May 1996-1999; President, PBHG
                                                                                           Fund Services since December 1998.
---------------------------------- ------------------------------ ------------------------ -----------------------------------------


---------------------------------- ------------------------------ ------------------------ -----------------------------------------
John M. Zerr                       Vice President and Secretary   Vice President and       Senior Vice President, Pilgrim Baxter &
1400 Liberty Ridge Drive Wayne,                                   Secretary since 1997     Associates, Ltd. since 2001 and General
PA  19087-5593                                                                             Counsel and Secretary, Pilgrim Baxter &
(41)                                                                                       Associates, Ltd. since November 1996;
                                                                                           General Counsel and Secretary, Pilgrim
                                                                                           Baxter Value Investors, Inc. November
                                                                                           1996 to May 2002; General Counsel and
                                                                                           Secretary, PBHG Fund Services and
                                                                                           PBHG Fund Distributors since January
                                                                                           1998.
---------------------------------- ------------------------------ ------------------------ -----------------------------------------
Brian C. Dillon                    Vice President                 Vice President since     Chief Compliance Officer, Pilgrim Baxter
1400 Liberty Ridge Drive Wayne,                                   2001                     & Associates, Ltd., PBHG Fund Services
PA  19087                                                                                  and PBHG Fund Distributors since April
(40)                                                                                       2001; Chief Compliance Officer, Pilgrim
                                                                                           Baxter Value Investors, Inc., April 2001
                                                                                           to May 2002; Vice President and Senior
                                                                                           Compliance Officer, Delaware Investments,
                                                                                           1995-2001.
---------------------------------- ------------------------------ ------------------------ -----------------------------------------
---------------------------------- ------------------------------ ------------------------ -----------------------------------------
Robert E. Putney, III              Vice President and Assistant   Vice President and       Vice President, Senior Legal Counsel and
1400 Liberty Ridge Dr.             Secretary                      Assistant Secretary      Assistant Secretary, Pilgrim Baxter &
Wayne, PA 19087                                                   since 2002               Associates, Ltd. since December 2001;
(43)                                                                                       Director and Senior Counsel, Merrill
                                                                                           Lynch Investment Managers, L.P. and
                                                                                           Princeton Administrators, L.P. until
                                                                                           Secretary of various Merrill Lynch and
                                                                                           December 2001; Mercury open-end funds, as
                                                                                           well as Somerset Exchange Fund and The
                                                                                           Europe Fund, Inc. until December 2001.
---------------------------------- ------------------------------ ------------------------ -----------------------------------------
---------------------------------- ------------------------------ ------------------------ -----------------------------------------
Stephen F. Panner                  Assistant Treasurer            Assistant Treasurer      Fund Administration Manager, Pilgrim
1400 Liberty Ridge Drive                                          since 2000               Baxter & Associates, Ltd. since February
Wayne, PA  19087-5593                                                                      2000; Fund Accounting Manager, SEI
(33)                                                                                       Investments Mutual Funds Services,
                                                                                           1997-2000.
---------------------------------- ------------------------------ ------------------------ -----------------------------------------
William P. Schanne                 Assistant Treasurer            Assistant Treasurer      Fund Administration Associate, Pilgrim
1400 Liberty Ridge Drive                                          since 2001               Baxter & Associates, Ltd. since August
Wayne, PA  19087-5593                                                                      2001;  Fund Accounting Supervision, PFPC,
(31)                                                                                       Inc., 1999-2001 Fund Accountant, PFPC,
                                                                                           Inc., 1998-1999; Annuity Loan Officer
                                                                                           and Fund Auditor, Carpenters Health and
                                                                                           Welfare of Philadelphia, 1996-1998.
---------------------------------- ------------------------------ ------------------------ -----------------------------------------
---------------------------------- ------------------------------ ------------------------ -----------------------------------------
John C. Munch                      Vice President and Assistant   Vice President and       Vice President and Assistant Secretary of
One Freedom Valley Road            Secretary                      Assistant Secretary      SEI Investments Global Funds Services
Oaks, PA  19456                                                   since 2002               and SEI Investments Distribution Co.
(32)                                                                                       since November 2001.  Associate, Howard,
                                                                                           Rice, Nemerovski, Canady, Falk & Rabkin
                                                                                           (law firm), 1998-2001, Associate, Seward
                                                                                           & Kissel LLP (law firm), 1996-1998.
---------------------------------- ------------------------------ ------------------------ -----------------------------------------


---------------------------------- ------------------------------ ------------------------ -----------------------------------------
Timothy D. Barto                   Vice President and Assistant   Vice President and       Vice President and Assistant Secretary of
One Freedom Valley Road            Secretary                      Assistant Secretary      SEI Investments Co. and Vice President
Oaks, PA 19456                                                    since 1999               and Assistant Secretary of SEI
(35)                                                                                       Investments Global Funds Services and SEI
                                                                                           Investments Distribution Co. since
                                                                                           November 1999; Associate, Dechert Price
                                                                                           & Rhoads (law firm) 1997-1999.
---------------------------------- ------------------------------ ------------------------ -----------------------------------------


*Officer of the Trust until such time as his or her successor is duly elected and qualified.

The Trustees of PBHG Funds are responsible for major decisions relating to each Fund's investment goal, policies, strategies and techniques. The Trustees also supervise the operation of PBHG Funds by its officers and service various service providers, but they do not actively participate in the day-to-day operation of or decision making process related to PBHG Funds. The Board of Trustees has two standing committees: a Nominating and Compensation Committee and an Audit Committee. Currently, the members of each Committee are Jettie Edwards, John Bartholdson and Albert Miller, comprising all the disinterested Trustees of PBHG Funds. The Nominating and Compensation Committee selects and nominates those persons for membership on the PBHG Fund's Board of Trustees who are disinterested trustees, reviews and determines compensation for the disinterested Trustees of PBHG Funds and selects independent legal counsel, as set forth in Rule 0-1(6), to provide the disinterested Trustees of PBHG Funds with legal advice as needed. During PBHG Fund's fiscal year ended March 31, 2003, the Nominating and Compensation Committee held [__] meeting. The Nominating Committee currently does not consider nominations from shareholders. The Audit Committee oversees the financial reporting process for PBHG Funds, monitoring the PBHG Fund's audit process and results. As part of this process, the Audit Committee recommends the selection of an independent audit firm for the approval of the entire PBHG Funds Board of Trustees and evaluates the independent audit firm's performance, costs and financial stability. During PBHG Fund's fiscal year ended March 31, 2003, the Audit Committee held two meetings.

The table below provides the dollar range of shares of the Fund and the aggregate dollar range of shares of all funds advised by the Adviser, owned by each Trustee as of December 31, 2002.

--------------------------------------------------------------------------------------------------------------------
Independent Trustees
--------------------------------------------------------------------------------------------------------------------
----------------------------- ----------------------------------------- --------------------------------------------
      Name of Trustee           Dollar Range of Equity Securities in         Aggregate Dollar Range of Equity
                                              the Fund                    Securities in all Registered Investment
                                                                           Companies in the PBHG Family Complex
                                                                                   Overseen by Trustees
----------------------------- ----------------------------------------- --------------------------------------------
----------------------------- ----------------------------------------- --------------------------------------------
John R. Bartholdson           $10,000 - $50,000                         $10,000 - $50,000

----------------------------- ----------------------------------------- --------------------------------------------
----------------------------- ----------------------------------------- --------------------------------------------
Jettie M. Edwards             $50,000 - $100,000                        $50,000 - $100,000

----------------------------- ----------------------------------------- --------------------------------------------
----------------------------- ----------------------------------------- --------------------------------------------
Albert A. Miller              Over $100,000                             Over $100,000

----------------------------- ----------------------------------------- --------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Interested Trustee

--------------------------------------------------------------------------------------------------------------------
----------------------------- ----------------------------------------- --------------------------------------------
Harold J. Baxter              Over $100,000                             Over $100,000

----------------------------- ----------------------------------------- --------------------------------------------

Each current Trustee of the Trust received the following compensation during PBHG Fund's fiscal year ended March 31, 2003:


-------------------------------- -------------------- -------------------- -------------------- --------------------

        Name of Person,               Aggregate           Pension or        Estimated Annual    Total Compensation
           Position               Compensation From       Retirement          Benefits Upon       from Trust and
                                        Trust          Benefits Accrued        Retirement       Trust Complex Paid
                                                       as Part of Trust                            to Trustees**
                                                           Expenses
-------------------------------- -------------------- -------------------- -------------------- --------------------
-------------------------------- -------------------- -------------------- -------------------- --------------------

John R. Bartholdson,             $49,320              N/A                  N/A                  $77,500 for
Trustee                                                                                         services on two
                                                                                                boards
-------------------------------- -------------------- -------------------- -------------------- --------------------
-------------------------------- -------------------- -------------------- -------------------- --------------------

Harold J. Baxter,                N/A                  N/A                  N/A                  N/A
Trustee*
-------------------------------- -------------------- -------------------- -------------------- --------------------
-------------------------------- -------------------- -------------------- -------------------- --------------------

Jettie M. Edwards,               $49,320              N/A                  N/A                  $77,500 for
Trustee                                                                                         services on two
                                                                                                boards
-------------------------------- -------------------- -------------------- -------------------- --------------------
-------------------------------- -------------------- -------------------- -------------------- --------------------

Albert A. Miller,                $49,320              N/A                  N/A                  $77,500 for
Trustee                                                                                         services on two
                                                                                                boards
-------------------------------- -------------------- -------------------- -------------------- --------------------

* Mr. Baxter is a Trustee who may be deemed to be an "interested person" of the Trust, as that term is defined in the 1940 Act, and consequently will be receiving no compensation from the Trust.

** Compensation expenses are allocated pro rata based on the relative net assets of the Fund included in the Trust Complex.

                             5% AND 25% SHAREHOLDERS

As of December __, 2003, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or more of the shares of each Fund. The Trust believes that most of the shares referred to below were held by the persons indicated in accounts for their fiduciary, agency or custodial clients. Persons owning of record or beneficially 25% or more of the outstanding share class of each Fund may be deemed to be a controlling person of that Fund for purposes of the 1940 Act.

-------------------------------------------------------------------------------------- ---------------------

PBHG ASSET ALLOCATION CONSERVATIVE  PORTFOLIO
-------------------------------------------------------------------------------------- ---------------------
-------------------------------------------------------------------------------------- ---------------------

-------------------------------------------------------------------------------------- ---------------------
-------------------------------------------------------------------------------------- ---------------------

-------------------------------------------------------------------------------------- ---------------------

-------------------------------------------------------------------------------------- ---------------------

PBHG ASSET ALLOCATION MODERATE PORTFOLIO
-------------------------------------------------------------------------------------- ---------------------
-------------------------------------------------------------------------------------- ---------------------

-------------------------------------------------------------------------------------- ---------------------
-------------------------------------------------------------------------------------- ---------------------

-------------------------------------------------------------------------------------- ---------------------

-------------------------------------------------------------------------------------- ---------------------

PBHG ASSET ALLOCATION MODERATE GROWTH PORTFOLIO
-------------------------------------------------------------------------------------- ---------------------
-------------------------------------------------------------------------------------- ---------------------

-------------------------------------------------------------------------------------- ---------------------
-------------------------------------------------------------------------------------- ---------------------

-------------------------------------------------------------------------------------- ---------------------

-------------------------------------------------------------------------------------- ---------------------

PBHG ASSET ALLOCATION GROWTH PORTFOLIO
-------------------------------------------------------------------------------------- ---------------------
-------------------------------------------------------------------------------------- ---------------------

-------------------------------------------------------------------------------------- ---------------------
-------------------------------------------------------------------------------------- ---------------------

-------------------------------------------------------------------------------------- ---------------------

The Trustees and Officers of the Trust collectively owned less than 1% of the outstanding shares of each Fund at December __, 2003.

                                   THE ADVISER

The Trust and Pilgrim Baxter & Associates, Ltd. have entered into an advisory agreement with respect to each Fund (the "Advisory Agreement"). The Advisory Agreement provides certain limitations on the Adviser's liability, but also provides that the Adviser will not be protected against any liability to the Trust or each of its Funds or their shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Adviser is an indirect, wholly-owned subsidiary of Old Mutual plc ("Old Mutual"). Old Mutual is an international financial services group based in London, with operations in life assurance, asset management, banking and general insurance. Old Mutual's principal offices are located at 3rd Floor, Lansdowne House, 57 Berkeley Square, London, WIX 50H, United Kingdom.

PBHG Fund Services, the Trust's Administrator, is a wholly owned subsidiary of the Adviser (see "The Administrator" for more detail on PBHG Fund Services). PBHG Fund Services also serves as administrator to PBHG Insurance Series Fund, a management investment company also managed by the Adviser. PBHG Fund Distributors, the Trust's Distributor, is also a wholly owned subsidiary of the Adviser (see "The Distributor" for more detail on PBHG Fund Distributors). PBHG Fund Distributors also serves as distributor to PBHG Insurance Series Fund. The Adviser has discretionary management authority with respect over $9.3 billion as of June 30, 2003. In addition to advising the Funds, the Adviser provides advisory services to other mutual funds and to pension and profit-sharing plans, charitable institutions, corporations, trusts and estates, and other investment companies. The principal business address of the Adviser is 1400 Liberty Ridge Drive, Wayne, Pennsylvania 19087-5593.

The Advisory Agreement obligates the Adviser to: (i) provide a program of continuous investment management for the Trust in accordance with the Trust's investment objectives, policies and limitations; (ii) make investment decisions for the Trust; and (iii) place orders to purchase and sell securities for the Trust, subject to the supervision of the Board of Trustees. The Advisory Agreement also requires the Adviser to pay its overhead and employee costs and the compensation and expenses of all its partners, officers and employees who serve as officers and executive employees of the Trust. The Advisory Agreement provides that the Adviser is not responsible for other expenses of operating the Trust. From time to time, the Adviser or a company under common control with the Adviser may make payments to broker-dealers for the promotion of the sale of Trust shares or for their own company-sponsored sales programs.

The continuance of the Advisory Agreement after the first two years must be specifically approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the Trust's outstanding voting securities and (ii) by the affirmative vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Advisory Agreement may be terminated (i) at any time without penalty by the Trust upon the vote of a majority of the Trustees or by vote of the majority of the Trust's outstanding voting securities upon 60 days' written notice to the Adviser or (ii) by the Adviser at any time without penalty upon 60 days' written notice to the Trust. The Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of each Fund's average daily net assets as set forth in the table below. In addition, in the interest of limiting the expenses of the Funds during the current fiscal year, the Adviser has signed an expense limitation contract with the Trust on behalf of certain Funds ("Expense Limitation Agreement") pursuant to which, with respect to the PBHG Class and Advisor Class shares, the Adviser has agreed to waive or limit a portion of its fee and to assume other expenses in an amount necessary to limit total annual operating expenses (but excluding fees and expenses incurred under the Trust's Advisor Class Service Plan ("12b-1 fees"), if any, interest, taxes, brokerage commissions, and any expenditures that are capitalized in accordance with generally accepted accounting principles, and any extraordinary expenses not incurred in the ordinary course of each Fund's business) as set forth in the table below.



                                                                                                   Expense
             Fund                                                               Management Fee *  Limitation 1
--------------------------------------------------------------------------------------------------------------

PBHG ASSET ALLOCATION CONSERVATIVE  PORTFOLIO                                      _.__%              _.__%

PBHG ASSET ALLOCATION MODERATE PORTFOLIO                                           _.__%              _.__%

PBHG ASSET ALLOCATION MODERATE GROWTH PORTFOLIO                                    _.__%              _.__%

PBHG ASSET ALLOCATION GROWTH PORTFOLIO                                             _.__%              _.__%


* These are the annual management fees each Fund will pay upon commencement of operations.

[The investment advisory fees paid by certain of the Funds is higher than those paid by most investment companies, although the Adviser believes the fees to be comparable to those paid by investment companies with similar investment objectives and policies.]

1 The expense limitation agreement for these Funds may be discontinued at any time. Reimbursement by the Funds of the advisory fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement may be made at a later date when the Funds have reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense rate of each Fund to exceed the Expense Limitation. Consequently, no reimbursement by a Fund will be made unless: (i) the Fund's assets exceed $75 million; (ii) the Fund's total annual expense ratio is less than the Expense Limitation (excluding certain other expenses such as brokerage commissions and extraordinary expenses); and (iii) the payment of such reimbursement was approved by the Board of Trustees on a quarterly basis.

Listed below are the investment professionals of the Advisor that form the teams primarily responsible for the management of the Funds and a brief biographical description of each member.

Michael S. Sutton, JD, CFA - Chief Investment Officer
Michael Sutton is Chief Investment Officer, a Portfolio Manger/Analyst focusing on large cap growth and a member of Pilgrim Baxter's executive management team. As Chief Investment Officer, he is responsible for the strategic direction of our investment products and for oversight of daily operations in trading and account control. Among his portfolio management responsibilities are the day-to-day management of the PBHG Large Cap 20 and Large Cap Growth Funds, the PBHG Large Cap Growth and Select 20 Portfolios, as well as co-management of the PBHG Select Growth Fund. In addition, he manages institutional large cap growth portfolios. Michael joined Pilgrim Baxter from Loomis, Sayles & Co., where he worked as a portfolio manager for seven years managing institutional mid and large cap growth portfolios. He began his career at Stein, Roe & Farnham where he managed large cap growth portfolios for five years. Michael was educated at Florida State University (BS and MBA Finance and JD). He holds the Chartered Financial Analyst designation and is a member of the Philadelphia FAP, Inc.

Gary L. Pilgrim, CFA - President
Gary Pilgrim is a founding partner of the Firm. Among his responsibilities are the day-to-day management of small and mid cap portfolios, including the PBHG Growth, Core Growth, and New Opportunities Funds, and the PBHG Growth II Portfolio. In addition, he manages institutional small and mid cap growth portfolios and researches small and mid cap growth stocks. Gary is a member of the Board of Directors and was formerly Pilgrim Baxter's Chief Investment Officer. Gary has been involved in growth stock investing throughout his career, which began at Philadelphia National Bank in the late 1960s. He served initially as an analyst, later as Director of Research, and ultimately, as Chief Investment Officer for the Investment Management Division of the bank. Gary was educated at Drexel University (MBA Finance) and the University of Tulsa (BSBA). He holds the Chartered Financial Analyst designation and is a member of the Philadelphia FAP, Inc.

Samuel H. Baker, CFA - Portfolio Manager/Analyst of Private Equity
Sam Baker manages the day to day activities of Pilgrim Baxter's Hybrid Partners I, L.P. and is the co-manager of Pilgrim Baxter's Hybrid Partners II, L.P. Both portfolios focus on investing in small "broken growth" stocks and late-stage private companies. Sam joined the Firm in 1996. Prior to joining Pilgrim Baxter, Sam was employed by Allen & Company Inc., a private investment banking firm in New York, where he focused his work on a similarly focused private limited partnership after beginning his career there working on corporate finance and merger advisory assignments. Sam was educated at the Wharton School at the University of Pennsylvania (MBA Finance) and Yale University (BA English Literature). He holds the Chartered Financial Analyst designation and is a member of the Philadelphia FAP, Inc.

Gregory P. Chodaczek - Portfolio Manager/Analyst
Greg Chodaczek is responsible for the co-management of the PBHG Select Growth Fund. In addition, he is responsible for researching pharmaceutical and biotech companies. Prior to joining Pilgrim Baxter, Greg was a Senior Financial Analyst for Scientific Atlanta, Inc. in Atlanta, GA. Greg was educated at Georgia State University (MS Finance concentration in Investments) and Villanova University (BS Business Administration). He has passed Level II of the Chartered Financial Analyst designation.

Jerome J. Heppelmann, CFA - Portfolio Manager/Analyst
Jerome Heppelmann's responsibilities include the day-to-day management of the PBHG Small Cap, Mid Cap, and Focused Funds and the PBHG Small Cap and Mid Cap Portfolios. Jerome is co-manager for the PBHG Strategic Small Company Fund. In addition, he manages institutional small and mid cap core portfolios. Jerome has been with Pilgrim Baxter since 1994 and has held a number of roles within the firm prior to joining the investment team. Prior to joining Pilgrim Baxter, Jerome was a member of the Investment Advisory Group within SEI Investments servicing investment management clients. Jerome was educated at the University of Notre Dame (BBA Finance). He holds the Chartered Financial Analyst designation and is a member of the Philadelphia FAP, Inc.

Raymond J. McCaffrey, CFA - Portfolio Manager/Analyst
Ray McCaffrey's responsibilities include the day-to-day management of the PBHG Large Cap Fund and the PBHG Select Value Portfolio. In addition, he manages institutional large cap core and value portfolios. Ray joined Pilgrim Baxter in 1997 from Pitcairn Trust Company, where he was Vice President, Technology Analyst & Portfolio Manager responsible for the management of a concentrated equity portfolio and for security analysis and research of the technology sector. His prior investment experience also includes investment analyst positions with Cypress Capital Management, Independence Capital Management and Fidelity Bank. Ray was educated at Carnegie Mellon University (MS Industrial Administration) and Villanova University (BS economics). He holds the Chartered Financial Analyst designation.

Peter J. Niedland, CFA - Portfolio Manager/Analyst
Pete Niedland's responsibilities include the day-to-day management of the PBHG Emerging Growth and PBHG Limited Funds, as well as the PBHG Small Cap Growth Portfolio. In addition, he manages several separately managed small cap growth portfolios. His previous responsibilities included equity/quantitative analysis and the maintenance of the Pilgrim Baxter total universe. Pete joined Pilgrim Baxter in 1993. Pete was educated at the University of Richmond (BS Economics and Marketing). He holds the Chartered Financial Analyst designation and is a member of the Philadelphia FAP, Inc.

James M. Smith, CFA - Portfolio Manager/Analyst
James Smith's responsibilities include the day-to-day management of several small cap growth portfolios and co-management of the PBHG Strategic Small Company Fund. In addition, Jim leads the investment team responsible for management of Pilgrim Baxter's Hybrid Partners I and is co-manager for Pilgrim Baxter's Hybrid Partners II, Both portfolios focus on investing in small "broken growth" stocks and late-stage private companies. Jim possesses over twenty-five years of investment experience in equity portfolio management and research. Most recently, he managed a small cap growth mutual fund for Selected Financial Services. His prior service also includes employment with Sears Investment Management Company as Vice President responsible for emerging growth and venture capital portfolios. Jim was educated at Northwestern University (MBA in Finance and Marketing) and Washington & Lee University (BS Commerce). Jim was inducted into Phi Beta Kappa while attending Washington & Lee University. He holds the Chartered Financial Analyst designation.

                                THE SUB-ADVISERS

Acadian Asset Management, Inc.

The Trust, on behalf of the [PBHG Asset Allocation Conservative, Moderate, Moderate Growth and Growth Portfolio], and the Adviser have entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Acadian Asset Management, Inc. ("Acadian"). The Sub-Advisory Agreement provides certain limitations on Acadian's liability, but also provides that Acadian will not be protected against any liability to the Funds or their shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Sub-Advisory Agreement obligates Acadian to: (i) manage the investment operations of the Fund and the composition of the Fund's investment portfolios, including the purchase, retention and disposition thereof in accordance with the Fund's investment objective, policies and limitations; (ii) provide supervision of the Fund's investments and to determine from time to time what investment and securities will be purchased, retained or sold by the Fund and what portion of the assets will be invested or held uninvested in cash; and (iii) determine the securities to be purchased or sold by the Fund and will place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Fund's Prospectus or as the Board of Trustees or the Adviser may direct from time to time, in conformity with federal securities laws.

The continuance of the Sub-Advisory Agreement after the first two years must be specifically approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by the affirmative vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Sub-Advisory Agreement may be terminated
(i) by the Trust, without the payment of any penalty, by the vote of a majority of the Trustees of the Trust or by the vote of a majority of the outstanding voting securities of the relevant Fund, (ii) by the Adviser at any time, without the payment of any penalty, on not more than 60 days' nor less than 30 days' written notice to the other parties, or (iii) by Acadian at any time, without the payment of any penalty, on 90 days' written notice to the other parties. The Sub-Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

For the services provided and expenses incurred pursuant to the Sub-Advisory Agreement for the Fund, Acadian is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of the Fund that is computed and paid monthly at an annual rate of _____% of the Portfolio's average net assets.

Listed below are the investment professionals of the Sub-Advisor that form the teams primarily responsible for the management of the Funds and a brief biographical description of each member.

Ronald  D.  Frashure, CFA
Mr. Frashure is President of Acadian Asset Management, Inc. He is Co-Chief Investment Officer and plays a key role in the firm's investment research and quantitative management process. Mr. Frashure spent seventeen years at the Putnam Companies in Boston before joining Acadian in early 1988. At Putnam, he was the Director of Asset Allocation and was in charge of the management of more than $1 billion in assets. In his role as Director of Asset Allocation, he was responsible for the country selection process used within Putnam International Advisors. Attribution studies showed that this process was the major source of value-added in the superior results attained by Putnam's global and international portfolios during this time. A graduate of MIT and the Harvard Business School (Baker Scholar, with high distinction), Ron has spent his career developing and implementing structured, disciplined techniques for security valuation, portfolio management, and asset allocation. He has published numerous papers and articles.

John  R.  Chisholm, CFA
John R. Chisholm is Co-Chief Investment Officer and Executive Vice President of Acadian Asset Management. He has been affiliated with the firm since 1984, first in a consulting capacity, then as a full time portfolio manager and quantitative research analyst. In addition to actively managing Acadian portfolios, Mr. Chisholm is responsible for developing quantitative techniques to value markets and securities. He has also overseen the development of software to implement Acadian's investment strategies. Mr. Chisholm received undergraduate and graduate degrees from the Massachusetts Institute of Technology. Before attending the Sloan School of Management at MIT, he was a systems engineer at Draper Laboratories, where he worked on missile guidance systems. He was also an analyst for the International Asset Management Department at the State Street Bank and Trust Company. Mr. Chisholm is a Chartered Financial Analyst and a member of the Boston Security Analysts Society.

Brian  K.  Wolahan, CFA
Mr. Wolahan is a senior portfolio manager and research analyst responsible for developing and applying quantitative techniques to evaluate markets and securities. Most recently, he has concentrated on developing valuation frameworks for emerging markets, as well as foreign exchange and tactical asset allocation models. Brian received his undergraduate degree from Lehigh University and his graduate degree from MIT. Before joining Acadian in 1990, he worked in the Systems Planning Group at Bank of New England, and as a Senior Systems Analyst at Mars Incorporated with responsibilities for Corporate Systems. He is a Chartered Financial Analyst and a member of the Boston Security Analysts Society.

Raymond  F.  Mui
Mr. Mui is a Senior Vice President at Acadian Asset Management, specializing in multi-factor equity valuation frameworks and the development of investment strategies for both the developed and emerging equity markets. His current work also focuses on portfolio optimization tools and the use of derivative instruments for obtaining non-U.S. equity exposure. Mr. Mui received his undergraduate degree from the University of Michigan, his graduate degree in computer science at California State University, Fullerton, and his MBA from Boston University. Prior to joining Acadian in 1991, Mr. Mui was a member of the senior technical staff at Hughes Aircraft, where he developed prototypes of command, communications and information systems. He was named a Hughes Fellow in 1986. He also was a member of the Advanced Machine Intelligence and Technology team at GTE, specializing in neural networks.

Analytic Investors, Inc.

The Trust, on behalf of the [PBHG Asset Allocation Conservative, Moderate, Moderate Growth and Growth Portfolios], and the Adviser have entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Analytic Investors, Inc. ("Analytic"). The Sub-Advisory Agreement provides certain limitations on Analytic's liability, but also provides that Analytic will not be protected against any liability to the Funds or their shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Sub-Advisory Agreement obligates Analytic to: (i) manage the investment operations of the Fund and the composition of the Fund's investment portfolios, including the purchase, retention and disposition thereof in accordance with the Fund's investment objective, policies and limitations; (ii) provide supervision of the Fund's investments and to determine from time to time what investment and securities will be purchased, retained or sold by the Fund and what portion of the assets will be invested or held uninvested in cash; and (iii) determine the securities to be purchased or sold by the Fund and will place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Fund's Prospectus or as the Board of Trustees or the Adviser may direct from time to time, in conformity with federal securities laws.

The continuance of the Sub-Advisory Agreement after the first two years must be specifically approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by the affirmative vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Sub-Advisory Agreement may be terminated
(i) by the Trust, without the payment of any penalty, by the vote of a majority of the Trustees of the Trust or by the vote of a majority of the outstanding voting securities of the relevant Fund, (ii) by the Adviser at any time, without the payment of any penalty, on not more than 60 days' nor less than 30 days' written notice to the other parties, or (iii) by Analytic at any time, without the payment of any penalty, on 90 days' written notice to the other parties. The Sub-Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

For the services provided and expenses incurred pursuant to the Sub-Advisory Agreement for the Fund, Analytic is entitled to receive from the Adviser a sub-advisory fee at an annual rate of [___] of the Portfolio's average net assets.

Analytic believes the characteristics that drive stock prices can be systematically identified and measured. There are five primary elements used to determine a stock's attractiveness: 1) relative valuation; 2) growth potential;
3) historical return momentum; 4) liquidity; and 5) risk. The valuation process examines dozens of financial measures within these five elements. Analytic accepts, however, that the predictive power of each of these financial measures has changed over time and will continue to change into the future. As a result, Analytic has developed a unique weighting process for each of these financial measures, which allows our approach to adapt to constantly changing market conditions. The adaptive approach increases the weight of those variables that have contributed most heavily to recent performance and decreases the weight to those measures that have lost their predictive capacity. The enhanced equity process commences by developing rankings for all the companies in the equity universe based on the combined attractiveness of the five elements. This requires extensive analysis and necessitates the assistance of a computer model to simultaneously evaluate all the data for each stock. Once the stocks are ranked, a highly diversified portfolio is constructed by selecting that combination of stocks which represents the best potential return while maintaining a risk profile that is similar to the equity universe. In the process, Analytic's quantitative approach greatly reduces the exposures to firm size, market style, and economic sector biases. This is referred to as being size neutral, style neutral and sector neutral. The Fund's portfolio is monitored daily, and re-balanced periodically to ensure optimum performance. Individual security positions are limited to a maximum of a 3% active position relative to their respective weights in the equity universe. The Fund seeks to be fully invested at all times.

Listed below are the investment professionals of the Sub-Advisor that form the teams primarily responsible for the management of the Funds and a brief biographical description of each member.

Harindra de Silva, Ph.D., CFA
Harindra ("Harin") de Silva is responsible for the firm's strategic direction and the ongoing development of its investment processes. Harin focuses on the ongoing research and portfolio management efforts for the Core Equity strategies and the Tactical Asset Allocation strategies. Harin has authored several articles and studies on finance-related topics including stock market anomalies, market volatility and asset valuation. Prior to joining Analytic Investors, he was a Principal at Analysis Group, Inc., where he was responsible for providing economic research services to institutional investors including investment managers, large pension funds, and endowments. This included the development of quantitative equity strategies and econometric models for use in asset allocation strategies. Harin received a Ph.D. in Finance from the University of California, Irvine. He holds a BS in Mechanical Engineering from the University of Manchester Institute of Science and Technology, an MBA in Finance and a MS in Economic Forecasting from the University of Rochester. He is a member of Association for Investment Management and Research, the American Finance Association, and the International Association of Financial Analysts.

Dennis  Bein, CFA
Dennis is a Portfolio Manager responsible for the ongoing research for the Core Equity strategies as well as the day-to-day portfolio management and trading of such accounts. Prior to joining Analytic Investors, Dennis was a Senior Consultant for AG Risk Management, Analysis Group's investment consulting subsidiary. He consulted with pension fund managers on investment objective definition, asset allocation analysis, and manager performance evaluation. Dennis received an MBA from the Anderson Graduate School of Management at the University of California, Riverside. He completed his undergraduate studies in Business Administration at the University of California, Riverside. He is a Chartered Financial Analyst and is a member of the Association for Investment Management and Research (AIMR), the Institute of Chartered Financial Analysts
(ICFA) and the Los Angeles Society of Financial Analysts (LASFA).

Barrow, Hanley, Mewhinney & Strauss, Inc.

The Trust, on behalf of the [PBHG Asset Allocation Conservative, Moderate, Moderate Growth and Growth Portfolios], and the Adviser have entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Barrow, Hanley, Mewhinney & Strauss, Inc. ("Barrow, Hanley"). The Sub-Advisory Agreement provides certain limitations on Barrow, Hanley's liability, but also provides that Barrow, Hanley will not be protected against any liability to the Funds or their shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Sub-Advisory Agreement obligates Barrow, Hanley to: (i) manage the investment operations of the Fund and the composition of the Fund's investment portfolios, including the purchase, retention and disposition thereof in accordance with the Fund's investment objective, policies and limitations; (ii) provide supervision of the Fund's investments and to determine from time to time what investment and securities will be purchased, retained or sold by the Fund and what portion of the assets will be invested or held uninvested in cash; and
(iii) determine the securities to be purchased or sold by the Fund and will place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Fund's Prospectus or as the Board of Trustees or the Adviser may direct from time to time, in conformity with federal securities laws.

The continuance of the Sub-Advisory Agreement after the first two years must be specifically approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by the affirmative vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Sub-Advisory Agreement may be terminated
(i) by the Trust, without the payment of any penalty, by the vote of a majority of the Trustees of the Trust or by the vote of a majority of the outstanding voting securities of the relevant Fund, (ii) by the Adviser at any time, without the payment of any penalty, on not more than 60 days' nor less than 30 days' written notice to the other parties, or (iii) by Barrow, Hanley at any time, without the payment of any penalty, on 90 days' written notice to the other parties. The Sub-Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

For the services provided and expenses incurred pursuant to the Sub-Advisory Agreement for the Fund, Barrow, Hanley is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of the Fund that is computed and paid monthly at an annual rate of _____% of the Portfolio's average net assets.

Listed below are the investment professionals of the Sub-Advisor that form the teams primarily responsible for the management of the Funds and a brief biographical description of each member.

James Barrow
Principal, Large Cap Value & Mid Cap Value Equity Portfolio Manager
Graduated from the University of South Carolina. During his 41-year investment career, he has worked as a Securities Analyst and Portfolio Manager for several major institutions including Citizens & Southern Bank of South Carolina, Atlantic Richfield and Reliance Insurance. In 1973 he joined Republic National Bank of Dallas as a Portfolio Manager. He later was placed in charge of the Employee Benefit Portfolio Group and was a member of the Trust Investment Committee until the founding of this firm in 1979.

John S.  Williams, CFA
Principal, Fixed Income Portfolio Manager
Mr. Williams joined BHMS in 1983 to launch fixed income management for our firm. Currently, he serves as the Chief Investment Officer for all fixed income strategies, specializing in the MBS sector, and is an analyst for the energy and utility industries. While at BHMS, he has served on the United Asset Management Board and the Advisory Board for the Teacher Retirement System of Texas. He is an active member of the Dallas Investment Analysts Society. Mr. Williams, a Chartered Financial Analyst, earned an MBA in 1976 and a BBA in 1975, both with Honors, from Texas Christian University.

Prior experience includes being an investment officer for Southland Life Insurance Company, where he was a corporate bond portfolio manager and private placement analyst. During his four years at Southland, assets grew to more than $1 billion, with book yield on the portfolio increasing every year. Prior to that, he was a portfolio manager and securities analyst in the Trust Department at InterFirst Bank Dallas. He has also managed balanced and municipal portfolios during his 27-year investment career.

Ray Nixon, Jr.
Principal, Large Cap Value Equity Portfolio Manager
Graduated from the University of Texas, where he earned both a BA and an MBA. Mr. Nixon joined BHMS as a Principal in 1994 from Salomon Smith Barney, Inc., where he was a member of the firm's Investment Policy Committee and served as their Lead Institutional Stockbroker for the Southwest. During his 26-year investment career, he also served as a Research Analyst for the Teacher Retirement System of Texas. Mr. Nixon is a member of the Board of the Presbyterian Healthcare Foundation and serves as Committee Chair of Young Life for the Dallas area. He also serves on the Board of the Salvation Army.

David  R.  Hardin
Principal, Fixed Income Portfolio Manager
Mr. Hardin joined BHMS in 1987 as a Principal and portfolio manager. Currently, he serves as Director of Credit Research, specializing in the high-yield sector. He is also an analyst for the industrial sector, including media and cable, and manages our municipal portfolios. Mr. Hardin received an M.Sc. from the London School of Economics in 1975 and a BBA from Texas Christian University in 1973.

Prior to joining BHMS, Mr. Hardin was Vice President and Director of the Fixed Income Group at Republic Bank Dallas Trust Department. He was responsible for the management of all fixed income assets, created and managed SEC-registered mutual funds, and was the first portfolio manager for their high-yield corporate bond fund. Mr. Hardin began his 27-year investment career at American General Insurance Co. in Houston, where he served as a private placement portfolio manager and credit analyst.

Mark  C.  Luchsinger, CFA
Principal, Fixed Income Portfolio Manager
Mr. Luchsinger joined BHMS in 1997 and became a Principal in 1998. He currently serves as a portfolio manager, specializing in investment-grade and high-yield corporate bond strategies, and is an analyst for the basic materials, consumer and technology industries. Mr. Luchsinger is a Chartered Financial Analyst and is active in the Dallas Association of Investment Analysts. He earned a BBA from Bowling Green State University in 1980.

During his 22-year investment career, Mr. Luchsinger has served as Chief Investment Officer for Great American Reserve Insurance Company, where he was responsible for the management of more than $1 billion in corporate, mortgage, and private placement fixed income, as well as equity assets. He has also served as Senior Investment Portfolio Manager for Western Preferred Corporation, managing more than $1 billion in fixed income assets. Mr. Luchsinger began his career as a credit analyst for Scor Reinsurance Company. In addition, he spent ten years in fixed income sales at First Boston Corporation, PaineWebber and Morgan Keegan.

J. Scott McDonald, CFA
Principal, Fixed Income Portfolio Manager
Mr. McDonald joined BHMS in 1995 and became a Principal in 1998. He currently serves as a portfolio manager, specializing in corporate and government bonds, and is an analyst for the financial sector, including banks, and the sovereign (Yankee) sector. Mr. McDonald is a Chartered Financial Analyst and is active in the Dallas Association of Investment Analysts. He received an MBA in 1991 from the University of Texas at Austin and a BBA from Southern Methodist University in 1986.

During his 14-year investment career, Mr. McDonald previously served as Senior Vice President and Portfolio Manager at Life Partners Group, Inc., managing more than $3 billion in corporate bonds, private placements, and mortgages. While with Life Partners, he was responsible for implementing investment strategy for their life insurance and annuity assets. Prior to that, he was a Credit Supervisor and Lending Officer for Chase Bank of Texas.


Deborah S. Petruzzelli
Fixed Income Portfolio Manager
Ms. Petruzzelli joined BHMS in May of 2003 as a portfolio manager. Her primary area of responsibility is mortgage-backed, asset-backed, and structured product securities and sectors, for which she serves as lead analyst and strategist. In addition to portfolio management and research responsibilities, Ms. Petruzzelli serves as a member of the fixed income group's investment strategy committee and assumes an active role in client service. Her experience in new product development will also be utilized in marketing. Ms. Petruzzelli earned a BSBA in Business Administration from Bowling Green State University in 1986.

During her 17-year career, Ms. Petruzzelli has served as Managing Director/Senior Portfolio Manager for Victory Capital Management, Inc., where she was responsible for the management of ABS, CMBS, and whole-loan sectors for all client portfolios. She also had an active role in that firm's marketing effort, including the development of a core plus strategy, leveraging the firm's convertible equity management strengths. Prior to joining Victory, she worked for McDonald & Company Securities, Inc., as Senior Vice President for ABS syndication and traded ABS, CMO, and MBS. Ms. Petruzzelli is a frequent speaker at national conferences and investment industry symposiums.
Clay Finlay, Inc.

The Trust, on behalf of the [PBHG Asset Allocation Conservative, Moderate, Moderate Growth and Growth Portfolio], and the Adviser have entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Clay Finlay, Inc. ("Clay Finlay"). The Sub-Advisory Agreement provides certain limitations on Clay Finlay's liability, but also provides that Clay Finlay will not be protected against any liability to the Funds or their shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Sub-Advisory Agreement obligates Clay Finlay to: (i) manage the investment operations of the Fund and the composition of the Fund's investment portfolios, including the purchase, retention and disposition thereof in accordance with the Fund's investment objective, policies and limitations; (ii) provide supervision of the Fund's investments and to determine from time to time what investment and securities will be purchased, retained or sold by the Fund and what portion of the assets will be invested or held uninvested in cash; and (iii) determine the securities to be purchased or sold by the Fund and will place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Fund's Prospectus or as the Board of Trustees or the Adviser may direct from time to time, in conformity with federal securities laws.

The continuance of the Sub-Advisory Agreement after the first two years must be specifically approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by the affirmative vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Sub-Advisory Agreement may be terminated
(i) by the Trust, without the payment of any penalty, by the vote of a majority of the Trustees of the Trust or by the vote of a majority of the outstanding voting securities of the relevant Fund, (ii) by the Adviser at any time, without the payment of any penalty, on not more than 60 days' nor less than 30 days' written notice to the other parties, or (iii) by Clay Finlay at any time, without the payment of any penalty, on 90 days' written notice to the other parties. The Sub-Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

For the services provided and expenses incurred pursuant to the Sub-Advisory Agreement for the Fund, Clay Finlay is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of the Fund that is computed and paid monthly at an annual rate of _____% of the Portfolio's average net assets.

Listed below are the investment professionals of the Sub-Advisor that form the teams primarily responsible for the management of the Funds and a brief biographical description of each member.

Virginie  M. Maisonneuve, CFA
Member of the Investment Policy Committee. Previous investment experience as Portfolio Manager at State Street Research, Batterymarch Financial Management and Martin Currie. Additional experience with the French Ministry of Foreign Affairs in Beijing, China. M.B.A. Ecole Superieure Libre des Sciences Commerciales Appliques, B.A. People's University, Beijing and B.A. Dauphine University, Paris. Joined the firm in 1998 and has 16 years of investment experience.

Robert  C. Schletter, CFA
Member of the Investment Policy Committee. Previous investment experience as Senior Vice President and Portfolio Manager at Morgan Guaranty. M.B.A. University of Virginia, B.S. Northwestern University. Joined the firm in 1984 and has 24 years of investment experience.

Frances R. Dakers
Member of the Investment Policy Committee. Previous investment experience in London and Paris including experience at Commerzbank, Thomson McKinnon, Kitcat & Aitken and Scrimgeour Kemp Gee. B.A. University of Reading. Joined the firm in 1982 and has 37 years of investment experience.

Gregory  M. Jones, CFA
Member of the Investment Policy Committee. Previous investment experience as a Portfolio Manager, Analyst with The Northern Trust Co. in Chicago and Dean Witter Reynolds and a credit analyst with Riggs National Bank. M.B.A. University of Chicago. B.A. Duke University. Joined the firm in 1995 and has 19 years of investment experience.

Susan Kenneally
Member of the Investment Policy Committee. Previous investment experience as a Senior Vice President and Director at Schroders Investment Management, Director International Investments at New York State Retirement Fund, Vice President UBS Securities, Partner & Co-Head International Equity Portfolio Management at Arnold and S. Bleichroeder, and Analyst at Wood Gundy. B.A. University of Vermont. Joined the firm in 2000 and has 24 years of investment experience.

Dwight Asset Management Company

The Trust, on behalf of the [PBHG Asset Allocation Conservative, Moderate and Moderate Growth Portfolios], and the Adviser have entered into sub-advisory agreements (the "Sub-Advisory Agreements") with Dwight Asset Management Company ("Dwight"). The Sub-Advisory Agreements provide certain limitations on Dwight's liability, but also provides that Dwight will not be protected against any liability to the Funds or their shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Sub-Advisory Agreements obligate Dwight to: (i) manage the investment operations of the Funds and the composition of the Funds' investment portfolios, including the purchase, retention and disposition thereof in accordance with the Funds' investment objectives, policies and limitations; (ii) provide supervision of the Funds' investments and to determine from time to time what investment and securities will be purchased, retained or sold by the Funds and what portion of the assets will be invested or held uninvested in cash; and (iii) determine the securities to be purchased or sold by the Funds and will place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Funds' Prospectus or as the Board of Trustees or the Adviser may direct from time to time, in conformity with federal securities laws.

The continuance of the Sub-Advisory Agreements after the first two years must be specifically approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of the relevant Fund and (ii) by the affirmative vote of a majority of the Trustees who are not parties to the agreements or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Sub-Advisory Agreements may be terminated (i) by the Trust, without the payment of any penalty, by the vote of a majority of the Trustees of the Trust or by the vote of a majority of the outstanding voting securities of the relevant Fund, (ii) by the Adviser at any time, without the payment of any penalty, on not more than 60 days' nor less than 30 days' written notice to the other parties, or (iii) by Dwight at any time, without the payment of any penalty, on 90 days' written notice to the other parties. The Sub-Advisory Agreements will also terminate automatically in the event of their assignment (as defined in the 1940 Act).

For the services provided and expenses incurred pursuant to the Sub-Advisory Agreement for the Fund, Dwight is entitled to receive from the Adviser a sub-advisory fee at an annual rate of [___] of the Portfolio's average net assets.

Listed below are the investment professionals of the Sub-Advisor that form the teams primarily responsible for the management of the Funds and a brief biographical description of each member.

David J. Thompson, CFA
Mr. Thompson has 13 years institutional fixed income investment experience and 1 year with Dwight. He was formerly Fixed Income Portfolio Manager at Lord Abbett & Company and Senior Portfolio Manager at Dewey Square Investors. He received a Bachelor of Science in Finance and Economics from Manhattan College. Mr. Thompson is a Chartered Financial Analyst and the Chief Investment Officer for the firm. He is a member of Dwight's Investment Committee.
David  Kilborn, CFA
Mr. Kilborn has 12 years of investment experience including 6 years with Dwight Former experience was with NationsBank and Chemical Bank. He received a Bachelor of Arts degree from Trinity College. Mr. Kilborn is a Chartered Financial Analyst and a member of the Dwight Investment Committee.

First Pacific Advisors, Inc.

The Trust, on behalf of the [PBHG Asset Allocation Conservative, Moderate, Moderate Growth and Growth Portfolios], and the Adviser have entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with First Pacific Advisors, Inc. ("First Pacific"). The Sub-Advisory Agreement provides certain limitations on First Pacific's liability, but also provides that First Pacific will not be protected against any liability to the Funds or their shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Sub-Advisory Agreement obligates First Pacific to: (i) manage the investment operations of the Fund and the composition of the Fund's investment portfolios, including the purchase, retention and disposition thereof in accordance with the Fund's investment objective, policies and limitations; (ii) provide supervision of the Fund's investments and to determine from time to time what investment and securities will be purchased, retained or sold by the Fund and what portion of the assets will be invested or held uninvested in cash; and (iii) determine the securities to be purchased or sold by the Fund and will place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Fund's Prospectus or as the Board of Trustees or the Adviser may direct from time to time, in conformity with federal securities laws.

The continuance of the Sub-Advisory Agreement after the first two years must be specifically approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by the affirmative vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Sub-Advisory Agreement may be terminated
(i) by the Trust, without the payment of any penalty, by the vote of a majority of the Trustees of the Trust or by the vote of a majority of the outstanding voting securities of the relevant Fund, (ii) by the Adviser at any time, without the payment of any penalty, on not more than 60 days' nor less than 30 days' written notice to the other parties, or (iii) by First Pacific at any time, without the payment of any penalty, on 90 days' written notice to the other parties. The Sub-Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

For the services provided and expenses incurred pursuant to the Sub-Advisory Agreement for the Fund, First Pacific is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of the Fund that is computed and paid monthly at an annual rate of _____% of the Portfolio's average net assets.

Listed below are the investment professionals of the Sub-Advisor that form the teams primarily responsible for the management of the Funds and a brief biographical description of each member.

Robert L. Rodriguez, CFA - Principal, CEO
Mr. Rodriguez, who joined the firm in 1983, manages equity separate accounts and the FPA Capital Fund in the Small/Mid-Cap Value equity style. He is also the portfolio manager of FPA New Income, a bond fund. His prior experience includes serving as a Senior Portfolio Manager, Chairman's Department of Kaufman & Broad, Inc.; and portfolio manager at Transamerica Investment Services, Inc. Mr. Rodriguez received a BS in Business Administration (Magna Cum Laude) and an MBA, both from the University of Southern California.

Steven Romick, CFA - Senior Vice President
Mr. Romick serves as Senior Vice President, First Pacific Advisors, Inc., and Chief Investment Officer, FPA Crescent Fund. Mr. Romick graduated with a BS from Northwestern University in 1985. Over the next five years, he was engaged as an independent security analyst and consultant to Kaplan, Nathan & Co., a New York investment partnership, until founding Crescent Management in 1990. Mr. Romick currently serves on the board of directors of Vista Del Mar, a Los Angeles-based non-profit organization. He is also a member of the Los Angeles Society of Financial Analysts and the Association for Investment Management and Research.

Dennis M. Bryan, CFA - Vice President
Mr. Bryan manages separate accounts in the Small/Mid-Cap Value equity style and supports the equity securities research efforts of Mr. Rodriguez. Before joining the firm in 1993, he was with The Maclellan Group as a Financial Analyst and the Kemper Securities Group as an Investment Analyst. Mr. Bryan earned a BS in Economics/Finance from California Polytechnic University in Pomona, and an MBA from the University of Southern California.

Eric S. Ende - Senior Vice President
Mr. Ende, who joined the firm in 1984, manages Source Capital, Inc., a closed-end investment company; FPA Perennial Fund, Inc. and FPA Paramount Fund, Inc., open-end mutual funds; and separate accounts in the Small/Mid-Capitalization Quality style. During his previous fifteen years of investment experience, Mr. Ende was an analyst for The J. Paul Getty Trust, Occidental Petroleum, and the Ford Motor Company. He earned a bachelor's degree in History (Cum Laude) from Yale College, a master's degree in Modern History (with honors) from Oxford University, and an MBA from New York University.

Steven R. Geist, CFA - Vice President
Mr. Geist manages Source Capital, Inc., a closed-end investment company; FPA Perennial Fund, Inc. and FPA Paramount Fund, Inc., open-end mutual funds; and separate accounts in the Small/Mid-Capitalization Quality style. He also supports the corporate fixed income efforts of Mr. Rodriguez. Mr. Geist joined FPA in 1992 after working as a research associate at Joel Mogy Investment Counsel and was previously an Engineer for TRW. He received a bachelor's degree in Electrical Engineering (Magna Cum Laude) from New York University, a master's in Electrical Engineering from Purdue University, and an MBA from University of California, Los Angeles.

Heitman LLC

The Trust, on behalf of the [PBHG Asset Allocation Conservative, Moderate and Moderate Growth Portfolios], and the Adviser have entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Heitman LLC ("Heitman"). The Sub-Advisory Agreement provides certain limitations on Heitman's liability, but also provides that Heitman will not be protected against any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Sub-Advisory Agreement obligates Heitman to: (i) manage the investment operations of the Fund and the composition of the Fund's investment portfolios, including the purchase, retention and disposition thereof in accordance with the Fund's investment objective, policies and limitations; (ii) provide supervision of the Fund's investments and to determine from time to time what investment and securities will be purchased, retained or sold by the Fund and what portion of the assets will be invested or held uninvested in cash; and (iii) determine the securities to be purchased or sold by the Fund and will place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Fund's Prospectus or as the Board of Trustees or the Adviser may direct from time to time, in conformity with federal securities laws.

The continuance of the Sub-Advisory Agreement after the first two years must be specifically approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by the affirmative vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Sub-Advisory Agreement may be terminated
(i) by the Trust, without the payment of any penalty, by the vote of a majority of the Trustees of the Trust or by the vote of a majority of the outstanding voting securities of the relevant Fund, (ii) by the Adviser at any time, without the payment of any penalty, on not more than 60 days' nor less than 30 days' written notice to the other parties, or (iii) by Heitman at any time, without the payment of any penalty, on 90 days' written notice to the other parties. The Sub-Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

For the services provided and expenses incurred pursuant to the Sub-Advisory Agreement for the Fund, Heitman is entitled to receive from the Adviser a sub-advisory fee at an annual rate of [_____] of the Portfolio's average net assets.

Heitman believes that, over the long term, publicly traded real estate securities' performance is determined by the underlying real estate assets, real estate market cycles and management's ability to operate and invest in these assets during each market cycle. The sub-adviser's primary objective is to generate long-term, superior, risk-adjusted returns by identifying and investing in publicly traded real estate companies which demonstrate the highest probability of growing cash flow per share without undue risk to achieve such growth. As a value-oriented manager, the sub-adviser is committed to a strategy of investing in companies that offer growth at a reasonable price.

Listed below are the investment professionals of the Sub-Advisor that form the teams primarily responsible for the management of the Funds and a brief biographical description of each member.

Timothy Pire, CFA
Mr. Pire is Managing Director and lead Portfolio Manager for Heitman's public securities division. Mr. Pire has been analyzing public real estate securities at Heitman since 1992 and manages the firm's investment process for core strategies. One of the industry's most seasoned REIT analysts, Mr. Pire brings a unique perspective to the portfolio management team through his previous association with Lyon, Skelte & Speirs as an Associate Appraiser. As an appraiser, Mr. Pire was responsible for visiting, analyzing and valuing properties including retail, apartment, office and industrial properties, primarily in the Northwest. He received an MS in real estate with an emphasis in finance and a BS in real estate with an emphasis in finance, both from the University of Wisconsin. Mr. Pire earned his CFA in 1995.

Provident Investment Counsel

The Trust, on behalf of the [PBHG Asset Allocation Conservative, Moderate, Moderate Growth and Growth Portfolios], and the Adviser have entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Provident Investment Counsel ("Provident"). The Sub-Advisory Agreement provides certain limitations on Provident's liability, but also provides that Provident will not be protected against any liability to the Funds or their shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Sub-Advisory Agreement obligates Provident to: (i) manage the investment operations of the Fund and the composition of the Fund's investment portfolios, including the purchase, retention and disposition thereof in accordance with the Fund's investment objective, policies and limitations; (ii) provide supervision of the Fund's investments and to determine from time to time what investment and securities will be purchased, retained or sold by the Fund and what portion of the assets will be invested or held uninvested in cash; and (iii) determine the securities to be purchased or sold by the Fund and will place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Fund's Prospectus or as the Board of Trustees or the Adviser may direct from time to time, in conformity with federal securities laws.

The continuance of the Sub-Advisory Agreement after the first two years must be specifically approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by the affirmative vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Sub-Advisory Agreement may be terminated
(i) by the Trust, without the payment of any penalty, by the vote of a majority of the Trustees of the Trust or by the vote of a majority of the outstanding voting securities of the relevant Fund, (ii) by the Adviser at any time, without the payment of any penalty, on not more than 60 days' nor less than 30 days' written notice to the other parties, or (iii) by Provident at any time, without the payment of any penalty, on 90 days' written notice to the other parties. The Sub-Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

For the services provided and expenses incurred pursuant to the Sub-Advisory Agreement for the Fund, Provident is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of the Fund that is computed and paid monthly at an annual rate of _____% of the Portfolio's average net assets.

Listed below are the investment professionals of the Sub-Advisor that form the teams primarily responsible for the management of the Funds and a brief biographical description of each member.

Ned W. Brines, CFA
Senior Vice President and Portfolio Manager / Analyst

Ned has been in the investment field since 1986 and serves as a senior vice president and portfolio manager with research responsibilities covering small-cap companies. Prior to joining Provident Investment Counsel, he was with Roger Engemann & Associates (REA) as a co-portfolio manager of the Phoenix Engemann Aggressive Growth Fund and REA Private Client Group, helping to grow assets from $3 billion to $19 billion. In addition, he also managed the Phoenix Engemann Focus Growth Fund. Ned holds a BS degree from San Diego State University and graduated (with honors) with an MBA from the University of Southern California. He is a member of the Association for Investment Management and Research (AIMR).

John M. Corby, CFA, CIC
Managing Director and Portfolio Manager

John is a managing director and portfolio manager. He has been in the investment industry since 1984. Prior to joining Provident Investment Counsel in 1987, John worked in the investment divisions of First Interstate Bank and Trust Services of America, a wholly-owed subsidiary of California Federal Bank. John attended the University of Edinburgh in Scotland and holds a BS degree from Arizona State University. He is a member of the Los Angeles Society of Financial Analysts (LASFA) as well as the Association for Investment Management and Research
(AIMR). He helped create the Student Investment Management Fund at Arizona State University, and is chairman of the Investment Oversight Committee. In addition, John sits on the investment committee, the finance committee, and the board of directors of the Los Angeles Free Clinic.

Don E. Evenson, CFA
Managing Director, Director of Large Cap Research and Portfolio Manager /
Analyst

Don is a managing director, director of large cap research, and a portfolio manager with research responsibilities. He is also a member of our board of directors. Prior to joining Provident Investment Counsel, he was a financial analyst for Oakmont Corporation and an investment advisor for Golden West Financial, Inc. He has been in the investment industry since 1990. Don earned his BS degree in Finance and Economics from Saint Mary's College. While pursuing his MBA at the University of Southern California, he actively managed the graduate school's Student Investment Fund. Don is a member of the Association for Investment Management and Research (AIMR).

Lauro F. Guerra, CFA, CIC
Managing Director and Portfolio Manager / Analyst

Larry is a managing director and portfolio manager with research responsibilities covering small-cap companies. He has been in the investment industry since 1982, and has been with Provident Investment Counsel since 1983. Prior to joining Provident, Larry worked for the investment firm, Scudder, Stevens, and Clark. He holds a BS degree in Economics and an MBA from UCLA, and he is a member of the Association for Investment Management and Research (AIMR).


Bruce G. Kennedy
Senior Vice President and Director of Fixed Income

Bruce is a senior vice president with portfolio management and analyst responsibilities. He received his BS in Business Administration from the University of California, Berkeley and his MBA from the Stanford Graduate School of Business. He has been in the investment industry since 1984. Prior to joining Provident Investment Counsel, he was a portfolio manager / trader at S.T.W. and Bank of America. His experience as a portfolio manager includes active core portfolio management for tax-exempt accounts (the use of governments, corporates and mortgages) and municipal bond management for taxable accounts. Bruce's background also includes time spent with Goldman Sachs as an institutional bond salesman.

James M. Landreth, CFA
Senior Vice President and Portfolio Manager / Analyst

James is a senior vice president and portfolio manager with research responsibilities. Prior to joining Provident Investment Counsel, he served three years as an analyst at Wilshire Associates, a large West Coast pension consulting firm. He has been in the investment industry since 1990. James holds a BS degree in Finance from San Diego State University and an MBA from the Marshall School of Business at the University of Southern California. He is a member of the Association for Investment Management and Research (AIMR).

Scott T. Migliori, CFA
Senior Vice President and Portfolio Manager / Analyst

Scott is a senior vice president and portfolio manager with research responsibilities. He has been in the investment industry since 1995. Prior to joining Provident Investment Counsel, he practiced corporate law at Pettit & Martin. He holds a BS degree in Accounting from the University of Southern California, an MBA from UCLA, and a JD from the University of California, Berkeley. He is a member of the State Bar of California and the Association for Investment Management and Research (AIMR).

Thomas M. Mitchell
Chairman of the Board, Chief Executive Officer, and Portfolio Manager

Tom serves as chairman of the board, chief executive officer, and portfolio manager. He received his BA in Finance and Accounting from Claremont McKenna College and his MBA from the University of Southern California. He has been in the investment industry since 1969, including fifteen years as vice president of a Los Angeles management firm. Tom has been with Provident Investment Counsel since 1983. In addition to his responsibilities with our firm, he is active in local civic groups and serves on the boards of directors of several non-profit organizations.

Daniel R. Patterson
Senior Vice President and Portfolio Manager / Analyst

Dan is a senior vice president with portfolio management and analyst responsibilities. Since completing his undergraduate education at Marshall University in West Virginia, Mr. Patterson has earned both an MBA and a JD. He has been in the financial industry since 1987, which includes responsibilities as a portfolio manager and analyst at Bank America Capital Management and Farmers Insurance Group. Mr. Patterson was also an institutional salesman with PaineWebber, Dillon Read & Co., and Kidder Peabody, where his client base included total return managers, insurance companies, and pension funds.

Larry D. Tashjian, CFA, CIC
Vice Chairman and Portfolio Manager

Larry received a BS degree in Finance and an MBA from the University of Southern California. He has been in the investment industry since 1978, and has been with Provident Investment Counsel since 1981. Prior to joining Provident, Larry was a vice president of Harold Davidson & Associates, where his responsibilities included portfolio management and securities research. He is currently on the advisory council of the USC Entrepreneur Program and various for profit and not-for-profit boards in the local community. In addition, he has recently founded and funded the Center for Investment Studies at the University of Southern California; a program designed to establish USC as one of the preeminent schools in the United States in the area of equity and fixed-income research. Larry is a member of the Association for Investment Management and Research (AIMR).

Todd J. Walklett, CFA
Senior Vice President and Portfolio Manager

Todd holds a BS in Finance and Management Information Systems from the University of Delaware. He has been in the investment industry since 1992, and serves as a senior vice president, portfolio manager, and manager of quantitative analytics. Prior to joining Provident Investment Counsel, Todd was a senior investment analyst with SEI. While at SEI, he was responsible for analysis, selection, and monitoring of all large-cap equity managers retained by SEI as sub-advisors. Prior to 1992, he worked five years for PNC Financial Corporation as a senior computer analyst. Todd is a member of the Association for Investment Management and Research (AIMR).

Anne E. Westreich, CFA
Senior Vice President and Portfolio Manager / Analyst

Anne is a senior vice president and portfolio manager with research responsibilities. She has been in the investment industry since 1992. Prior to joining Provident Investment Counsel, she served nine years at Hughes Investment Management Company, including the last five years as an equity analyst. Anne holds a BS degree from California State University, Fullerton. She is a member of the Association for Investment Management and Research (AIMR).

John J. Yoon, CFA
Senior Vice President and Portfolio Manager / Analyst

John is a senior vice president and portfolio manager with research responsibilities for mid- and small- cap companies. He has been in the investment industry since 1989. Prior to joining Provident Investment Counsel, John was with Salomon Brothers, Inc. where he was a financial analyst and associate in corporate finance. He was responsible for executing debt and equity offerings in many industries including oil and gas exploration, banking, gaming, telecommunications, personal / health care and entertainment. John holds an AB in Economics from Harvard University and an MBA in Finance from UCLA. He is a member of the Association for Investment Management and Research (AIMR).

Rogge Global Partners PLC

The Trust, on behalf of the [PBHG Asset Allocation Conservative, Moderate, Moderate Growth and Growth Portfolios], and the Adviser have entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Rogge Global Partners PLC ("Rogge"). The Sub-Advisory Agreement provides certain limitations on Rogge's liability, but also provides that Rogge will not be protected against any liability to the Funds or their shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Sub-Advisory Agreement obligates Barrow, Hanley to: (i) manage the investment operations of the Fund and the composition of the Fund's investment portfolios, including the purchase, retention and disposition thereof in accordance with the Fund's investment objective, policies and limitations; (ii) provide supervision of the Fund's investments and to determine from time to time what investment and securities will be purchased, retained or sold by the Fund and what portion of the assets will be invested or held uninvested in cash; and
(iii) determine the securities to be purchased or sold by the Fund and will place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Fund's Prospectus or as the Board of Trustees or the Adviser may direct from time to time, in conformity with federal securities laws.

The continuance of the Sub-Advisory Agreement after the first two years must be specifically approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by the affirmative vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Sub-Advisory Agreement may be terminated
(i) by the Trust, without the payment of any penalty, by the vote of a majority of the Trustees of the Trust or by the vote of a majority of the outstanding voting securities of the relevant Fund, (ii) by the Adviser at any time, without the payment of any penalty, on not more than 60 days' nor less than 30 days' written notice to the other parties, or (iii) by Rogge at any time, without the payment of any penalty, on 90 days' written notice to the other parties. The Sub-Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

For the services provided and expenses incurred pursuant to the Sub-Advisory Agreement for the Fund, Rogge is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of the Fund that is computed and paid monthly at an annual rate of _____% of the Portfolio's average net assets.

Listed below are the investment professionals of the Sub-Advisor that form the teams primarily responsible for the management of the Funds and a brief biographical description of each member.

Olaf  Rogge
Olaf Rogge is a founding shareholder of Rogge Global Partners Plc. Beginning in 1972, Mr. Rogge spent two years in the investment department of M. M. Warburg-Brinckmann, Wirtz & Co., (private bankers) Hamburg. He then worked for two years in the investment department of W. Greenwell & Co., a member firm of the London Stock Exchange, before joining the Swiss bank, Lombard Odier in 1976. In 1978, he was appointed as Senior Investment Manager and in March 1982, became a member of the board of directors of Lombard Odier International Portfolio Management, London. He held both positions until he resigned from Lombard Odier in October 1983. From October 1983, (until the establishment of Rogge Global Partners Plc in 1984) Olaf Rogge was a Managing Director both of L.F. Rothschild Unterberg Towbin in New York and its international asset management company in London. Mr. Rogge is a member of the Institute for Investment Management Research. He was educated at the Banking University in Hamburg, Germany, finishing as a qualified banker.

Sirach Capital Management, Inc.

The Trust, on behalf of the [PBHG Asset Allocation Conservative, Moderate, Moderate Growth and Growth Portfolios], and the Adviser have entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Sirach Capital Management, Inc. ("Sirach"). The Sub-Advisory Agreement provides certain limitations on Sirach's liability, but also provides that Sirach will not be protected against any liability to the Funds or their shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.
The Sub-Advisory Agreement obligates Sirach to: (i) manage the investment operations of the Fund and the composition of the Fund's investment portfolios, including the purchase, retention and disposition thereof in accordance with the Fund's investment objective, policies and limitations; (ii) provide supervision of the Fund's investments and to determine from time to time what investment and securities will be purchased, retained or sold by the Fund and what portion of the assets will be invested or held uninvested in cash; and (iii) determine the securities to be purchased or sold by the Fund and will place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Fund's Prospectus or as the Board of Trustees or the Adviser may direct from time to time, in conformity with federal securities laws.

The continuance of the Sub-Advisory Agreement after the first two years must be specifically approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by the affirmative vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Sub-Advisory Agreement may be terminated
(i) by the Trust, without the payment of any penalty, by the vote of a majority of the Trustees of the Trust or by the vote of a majority of the outstanding voting securities of the relevant Fund, (ii) by the Adviser at any time, without the payment of any penalty, on not more than 60 days' nor less than 30 days' written notice to the other parties, or (iii) by Sirach at any time, without the payment of any penalty, on 90 days' written notice to the other parties. The Sub-Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

For the services provided and expenses incurred pursuant to the Sub-Advisory Agreement for the Fund, Sirach is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of the Fund that is computed and paid monthly at an annual rate of _____% of the Portfolio's average net assets.

Listed below are the investment professionals of the Sub-Advisor that form the teams primarily responsible for the management of the Funds and a brief biographical description of each member.

Harvey G. Bateman, CFA, CIC
Harvey, as Director of Equity Strategy, leads the development and implementation of our equity investment strategies. His responsibilities include security analysis and risk control. Harvey, a Chartered Financial Analyst, is a member and past president of the Seattle Society of Financial Analysts and a member of the Association for Investment Management and Research. Internally, Harvey serves on our Board of Directors, Management Committee, Finance Committee and Chairs our Investment Policy Committee. Harvey received his BA, Business Administration from Southern Oregon State College.

Thompson, Siegel & Walmsley, Inc.

The Trust, on behalf of the [PBHG Asset Allocation Conservative, Moderate, Moderate Growth and Growth Portfolios], and the Adviser have entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Thompson, Siegel & Walmsley, Inc. ("TS&W"). The Sub-Advisory Agreement provides certain limitations on TS&W's liability, but also provides that TS&W will not be protected against any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Sub-Advisory Agreement obligates TS&W to: (i) manage the investment operations of the Fund and the composition of the Fund's investment portfolios, including the purchase, retention and disposition thereof in accordance with the Fund's investment objective, policies and limitations; (ii) provide supervision of the Fund's investments and to determine from time to time what investment and securities will be purchased, retained or sold by the Fund and what portion of the assets will be invested or held uninvested in cash; and (iii) determine the securities to be purchased or sold by the Fund and will place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Fund's Prospectus or as the Board of Trustees or the Adviser may direct from time to time, in conformity with federal securities laws.

The continuance of the Sub-Advisory Agreement after the first two years must be specifically approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by the affirmative vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Sub-Advisory Agreement may be terminated
(i) by the Trust, without the payment of any penalty, by the vote of a majority of the Trustees of the Trust or by the vote of a majority of the outstanding voting securities of the relevant Fund, (ii) by the Adviser at any time, without the payment of any penalty, on not more than 60 days' nor less than 30 days' written notice to the other parties, or (iii) by TS&W at any time, without the payment of any penalty, on 90 days' written notice to the other parties. The Sub-Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

For the services provided and expenses incurred pursuant to the Sub-Advisory Agreement for the Fund, TS&W is entitled to receive from the Adviser a sub-advisory fee that is computed and paid monthly at an annual rate of [___] of the Portfolio's average net assets.

Listed below are the investment professionals of the Sub-Advisor that form the teams primarily responsible for the management of the Funds and a brief biographical description of each member.

Frank  H. Reichel III, CFA
Mr. Reichel is a graduate of Dartmouth College, AB Economics, 1986, and the University of Pennsylvania, The Wharton School, MBA, 1993. He previously worked for Semper Trust Company in Philadelphia, and Stratton Management Company, Philadelphia where he served as the President of the Stratton Small Cap Value Fund.
A. Gordon Goodykoontz, CFA
Mr. Goodykoontz is a graduate of the Virginia Polytechnic Institute and State University, BA Business, 1962 and the University of Virginia, MBA, 1966. He previously worked for Merrill Lynch in Richmond as an Account Executive, Wheat Investment Advisors, Inc. in Richmond as President, Godsey & Gibb Associates in Richmond as a Managing Director, and the Tredegar Trust Company in Richmond as the Chief Investment Officer.

Horace P. Whitworth, CFA, CPA

Mr. Whitworth is a graduate of the University of Virginia, BS Commerce, 1978. He previously worked for Coopers & Lybrand, Baltimore as an Auditor and for Wachovia Bank & Trust in Winston-Salem as a Portfolio Manager.

Paul  A. Ferwerda, CFA

Mr. Ferwerda is a graduate of Auburn University, BS Finance, 1979 and Duke University, MBA, 1982. He previously worked for AmSouth Bank in Birmingham as a Portfolio Manager.

Elizabeth Cabell Jennings, CFA

Ms. Cabell Jennings is a graduate of the College of William and Mary, BA Economics, 1985. She previously worked at United Virginia Bank in Richmond in Employee Benefit Services.

Thomson, Horstmann & Bryant, Inc.

The Trust, on behalf of the [PBHG Asset Allocation Conservative, Moderate, Moderate Growth and Growth Portfolios], and the Adviser have entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Thomson, Horstmann & Bryant, Inc ("Thomson Horstmann"). The Sub-Advisory Agreement provides certain limitations on Thomson Horstmann's liability, but also provides that Thomson Horstmann will not be protected against any liability to the Funds or their shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Sub-Advisory Agreement obligates Thomson Horstmann to: (i) manage the investment operations of the Fund and the composition of the Fund's investment portfolios, including the purchase, retention and disposition thereof in accordance with the Fund's investment objective, policies and limitations; (ii) provide supervision of the Fund's investments and to determine from time to time what investment and securities will be purchased, retained or sold by the Fund and what portion of the assets will be invested or held uninvested in cash; and
(iii) determine the securities to be purchased or sold by the Fund and will place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Fund's Prospectus or as the Board of Trustees or the Adviser may direct from time to time, in conformity with federal securities laws.

The continuance of the Sub-Advisory Agreement after the first two years must be specifically approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by the affirmative vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Sub-Advisory Agreement may be terminated
(i) by the Trust, without the payment of any penalty, by the vote of a majority of the Trustees of the Trust or by the vote of a majority of the outstanding voting securities of the relevant Fund, (ii) by the Adviser at any time, without the payment of any penalty, on not more than 60 days' nor less than 30 days' written notice to the other parties, or (iii) by Thomson Horstmann at any time, without the payment of any penalty, on 90 days' written notice to the other parties. The Sub-Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

For the services provided and expenses incurred pursuant to the Sub-Advisory Agreement for the Fund, Thomson Horstmann is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of the Fund that is computed and paid monthly at an annual rate of _____% of the Portfolio's average net assets.

Listed below are the investment professionals of the Sub-Advisor that form the teams primarily responsible for the management of the Funds and a brief biographical description of each member.

Alexander J. Thomson

1982 to present: Thomson Horstmann & Bryant, Inc.
1968 to 1982: Citibank, N.A. Investment Management, Inc.
U.S. Military Academy, BS, Engineering, 1963
Polytechnic Institute, MS, Industrial Management, 1967

Richard A. Horstmann, CFA

1982 to present: Thomson Horstmann & Bryant, Inc.
1969 to 1982: Citibank, N.A. Investment Management, Inc.
Lehigh University, BA, Economics, 1966
Lehigh University, MBA, Finance, 1967
Chartered Financial Analyst
New York Society of Security Analysts

William W. Bryant, Jr.

1982 to present: Thomson Horstmann & Bryant, Inc.
1968 to 1982: Citibank, N.A. Investment Management, Inc.
University of Rhode Island, BS, Economics, 1966
Harvard Business School, Graduate Program for Management Development, 1973




         Approval of Investment Advisory and Sub-Advisory Agreement

[To be Provided After Board Approval.]

                                 THE DISTRIBUTOR

PBHG Fund Distributors (the "Distributor"), a wholly owned subsidiary of the Adviser, and the Trust are parties to a distribution agreement (the "Distribution Agreement") dated January 28, 2001, pursuant to which the Distributor serves as principal underwriter for the Trust. The Distributor receives no compensation for serving in such capacity, except as provided in separate Distribution Plans and Service Plans for the Trust's Class A and Class C shares and the Service Plan for the Trust's Advisor Class shares. The principal business address of the Distributor is 1400 Liberty Ridge Drive, Wayne, Pennsylvania 19087-5593. Prior to July 16, 2001, SEI Investment Distribution Co. served as principal underwriter for the predecessor of the Trust. SEI received no compensation for serving in such capacity. The Distributor is contractually required to continuously distribute the securities of the Trust.

The Distribution Agreement is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not interested persons and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party or upon assignment by the Distributor.

With respect to the Advisor Class, the Trust has adopted a Service Plan pursuant to Rule 12b-1 under the 1940 Act ("Service Plan") to enable the Advisor Class shares of a Fund to directly and indirectly bear certain expenses relating to the distribution of such Shares. Pursuant to such Service Plan, the Trust will pay to the Distributor a fee for providing or arranging with and paying others to provide personal service to shareholders of Advisor Class Shares and/or the maintenance of such shareholders' accounts at the aggregate annual rate of up to 0.25% of such Fund's average daily net assets attributable to Advisor Class shares. The Service Plan is a compensation plan, which means that it compensates the Distributor regardless of the expenses actually incurred by the Distributor. Arranging with and paying others to provide personal services to shareholders of the Advisor Class shares and/or the maintenance of Shareholder accounts include, but are not limited to: (i) sponsors of and/or administrators to contribution plans; and (ii) sponsors of and/or administrators to various wrap and asset allocation programs. The Trust has adopted separate Distribution and Service Plans with respect to its Class A and Class C shares, which Classes are not offered by this statement of additional information.

The Distributor will prepare and deliver written reports to the Board of Trustees of the Trust on a regular basis (at least quarterly) setting forth the payments made pursuant to the Distribution Plans and the Service Plan, and the purposes for which such expenditures were made, as well as any supplemental reports as the Board of Trustees may from time to time reasonably request.

Except to the extent that the Administrator, Sub-Administrator or Adviser may benefit through increased fees from an increase in the net assets of the Trust which may have resulted in part from the expenditures, no interested person of the Trust nor any Trustee of the Trust who is not an interested person of the Trust had a direct or indirect financial interest in the operation of the Distribution or Service Plans or any related agreement.

No compensation was paid to the Distributor for distribution services for the fiscal years ended March 31, 2001, 2002 and 2003 as no Advisor Class shares were sold during these periods.

                     THE ADMINISTRATOR AND SUB-ADMINISTRATOR

The Trust and PBHG Fund Services (the "Administrator") entered into the Administrative Services Agreement (the "Administrative Agreement") on January 28, 2001 pursuant to which the Administrator oversees the administration of the Trust's and each Fund's business and affairs, including regulatory reporting and all necessary office space, equipment, personnel and facilities, as well as services performed by various third parties. The Administrator, a wholly owned subsidiary of the Adviser, was organized as a Pennsylvania business trust and has its principal place of business at 1400 Liberty Ridge Drive, Wayne, Pennsylvania 19087. Under the Administrative Agreement, the Administrator is entitled to a fee from the Trust, which is calculated daily and paid monthly at an annual rate of 0.15% of the average daily net assets of each series portfolio of the Trust, including the Funds. The Administrative Agreement provides that the Administrator will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administrative Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Administrator in the performance of its duties. The Administrative Agreement will continue in effect unless terminated by either party upon not less than 90 days' prior written notice to the other party.

The Administrator and SEI Investments Mutual Fund Services (the "Sub-Administrator") entered into a Sub-Administrative Services Agreement (the "Sub-Administrative Agreement") on January 28, 2001, pursuant to which the Sub-Administrator assists the Administrator in connection with the administration of the business and affairs of the Trust. SEI Investments Management Corporation ("SEI Investments"), which is a wholly owned subsidiary of SEI Investments Company, owns all beneficial interest in the Sub-Administrator. The Sub-Administrator was organized as a Delaware business trust, and has its principal business offices at One Freedom Valley Road, Oaks, Pennsylvania 19456. Under the Sub-Administrative Agreement, the Administrator pays the Sub-Administrator fees at an annual rate based on the combined average daily net assets of the Trust [and PBHG Insurance Series Fund] calculated as follows: (i) 0.0165% of the first $10 billion, plus (ii) 0.0125% of the next $10 billion, plus (iii) 0.010% of the excess over $20 billion. The Agreement provides that the Sub-Administrator will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Sub-Administrator in the performance of its duties. The Agreement will continue in effect until December 31, 2004, subject to certain termination provisions. After this initial term, the Agreement will renew each year unless terminated by either party upon not less than 90 days' prior written notice to the other party.

For the fiscal years and periods ended March 31, 2001, 2002 and 2003 the Fund paid the following administration fees:

-------------------------------------------------------- ------------------------------- --------------------------
                         Fund                                      Fees Paid                    Fees Waived
-------------------------------------------------------- ------------------------------- --------------------------
-------------------------------------------------------- ---------- ---------- --------- --------- ------- --------
                                                           2001       2002       2003      2001     2002    2003
-------------------------------------------------------- ---------- ---------- --------- --------- ------- --------
-------------------------------------------------------- ---------- ---------- --------- --------- ------- --------
PBHG Asset Allocation Conservative Portfolio                 *          *         *         *        *        *
-------------------------------------------------------- ---------- ---------- --------- --------- ------- --------
-------------------------------------------------------- ---------- ---------- --------- --------- ------- --------
PBHG Asset Allocation Moderate Portfolio                     *          *         *         *        *        *
-------------------------------------------------------- ---------- ---------- --------- --------- ------- --------
-------------------------------------------------------- ---------- ---------- --------- --------- ------- --------
PBHG Asset Allocation Moderate Growth Portfolio              *          *         *         *        *        *
-------------------------------------------------------- ---------- ---------- --------- --------- ------- --------
-------------------------------------------------------- ---------- ---------- --------- --------- ------- --------
PBHG Asset Allocation Growth Portfolio                       *          *         *         *        *        *
-------------------------------------------------------- ---------- ---------- --------- --------- ------- --------

* Not in operation during the period.


                             OTHER SERVICE PROVIDERS

THE TRANSFER AGENT AND SHAREHOLDER SERVICING AGENTS

DST Systems, Inc., P.O. Box 419534, Kansas City, Missouri 64141-6534, serves as the transfer agent and dividend disbursing agent for the Trust under a transfer agency agreement with the Trust. The Administrator serves as shareholder servicing agent for the Trust under a shareholder servicing agreement with the Trust. The Administrator also performs development and maintenance services on the web site that references the Trust and the Funds. PBHG Shareholder Services, Inc. ("PBHG SSI"), an affiliate of the Adviser, serves as sub-shareholder servicing agent for the Trust under a sub-shareholder servicing agreement between PBHG SSI and the Administrator. The principal place of business of PBHG SSI is 1400 Liberty Ridge Drive, Wayne, Pennsylvania 19087. From time to time, the Trust may pay amounts to third parties that provide sub-transfer agency and other administrative services relating to the Trust to persons who beneficially own interests in the Trust, such as participants in 401(k) plans. These services may include, among other things, sub-accounting services, answering inquiries relating to the Trust, delivering, on behalf of the Trust, proxy statements, annual reports, updated Prospectuses, other communications regarding the Trust, and related services as the Trust or the beneficial owners may reasonably request. In such cases, the Trust will not compensate such third parties at a rate that is greater than the rate the Trust is currently paying the Trust's Transfer Agent for providing these services to shareholders investing directly in the Trust.

CUSTODIAN

Wachovia Bank , National Association (the "Custodian"), 123 S. Broad Street, Philadelphia, Pennsylvania 19109, serves as the custodian for the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

COUNSEL AND INDEPENDENT ACCOUNTANTS

__________________________________________ serves as counsel to the Trust.
__________________________________ serves as the independent accountants of the Trust.

                             PORTFOLIO TRANSACTIONS

The Adviser and Sub-Advisers are authorized to select brokers and dealers to effect securities transactions for the Funds. The Adviser and Sub-Advisers will seek to obtain the most favorable net results by taking into account various factors, including price, commission (if any), size of the transactions and difficulty of executions, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While the Adviser and Sub-Advisers generally seek reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Adviser and Sub-Advisers seek to select brokers or dealers that offer the Funds best price and execution. Only after a broker or dealer is deemed to be qualified and able to deliver best price and execution on a particular transaction, the Adviser and Sub-Advisers may then consider selecting a broker or dealer for one of the following reasons: (1) receipt of research or brokerage execution products and services and (2) receipt of other services which are of benefit to the Funds. In the case of securities traded in the over-the-counter market, the Adviser and the Sub-Advisers expect normally to seek to select primary market makers.

The Adviser and Sub-Advisers may, consistent with the interests of the Funds, select brokers on the basis of the research services they provide to the Adviser or Sub-Advisers. These research services may include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses and providing portfolio performance evaluation and technical market analyses.

Information so received by the Adviser or Sub-Advisers will be in addition to and not in lieu of the services required to be performed by the Adviser or Sub-Advisers under the Advisory Agreement and Sub-Advisory Agreement. If, in the judgment of the Adviser or Sub-Advisers, the Funds or other accounts managed by the Adviser or Sub-Advisers will be benefited by supplemental research services, the Adviser and Sub-Advisers are authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. The expenses of the Adviser or Sub-Advisers will not necessarily be reduced as a result of the receipt of such information, and such services may not be used exclusively, or at all, with respect to the Funds or account generating the brokerage, and there can be no guarantee that the Adviser or Sub-Advisers will find all of such services of value in advising the Funds.

The Adviser and Sub-Advisers are permitted to allocate portfolio transactions, which generate commissions or commission equivalents from certain accounts to brokers or dealers who provide services directly to or for the managed account. In some instances, these services provided by the broker or dealer may help offset expenses that the account would otherwise pay directly.

The Funds may request that the Adviser or Sub-Advisers direct the Funds' brokerage to offset certain expenses of the Funds. The Adviser or Sub-Advisers will attempt to fulfill directed brokerage subject to achieving best execution. Although the Adviser or Sub-Advisers attempt to satisfy the Funds' direction requests, there can be no guarantee that they will be able to do so. In certain circumstances, the directed broker may not offer the lowest commission rate. This may cause the Funds to pay a higher rate of commission than might otherwise have been available had the Adviser or Sub-Advisers been able to choose the broker or dealer to be utilized.

By directing a portion of the Funds' generated brokerage commissions, the Adviser and Sub-Advisers may not be in a position to negotiate brokerage commissions on the Funds' behalf with respect to transactions effected by the directed broker or dealer, to freely negotiate commission rates or spreads on the basis of the list price and execution, or to commingle or "bunch" orders for purposes of execution with orders for the same securities for other accounts managed by the Adviser or Sub-Advisors. In cases where the Funds have instructed the Adviser or Sub-Advisers to direct brokerage to a particular broker or dealer, orders for the Funds may be placed after brokerage orders for accounts that do not impose such restrictions.

The Funds may execute brokerage or other agency transactions through the Distributor, which is a registered broker-dealer, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and rules promulgated by the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for the Funds on an exchange if a written contract is in effect between the Distributor and the Funds expressly permitting the Distributor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Funds for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Adviser or Sub-Advisers may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with such broker-dealer's payment of certain of the Funds' or the Trust's expenses. In addition, the Adviser or Sub-Advisers may place orders for the purchase or sale of Fund securities with qualified broker-dealers that refer prospective shareholders to the Funds. The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. ("NASD") and subject to seeking best execution and such other policies as the Board of Trustees may determine, the Advisers may consider sales of the shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.

The Trust's Board of Trustees, the Adviser, the Sub-Advisers and the Distributor have each adopted a Code of Ethics pursuant to rule 17j-1 of the 1940 Act governing personal trading by persons who manage, or who have access to, trading activity by the Funds. The Codes of Ethics allow trades to be made in securities that may be held by the Funds. However, they prohibit a person from taking advantage of trades of shares of the Funds or from acting on inside information. In addition, the Trust's Board of Trustees reviews and approves the codes of ethics of the Adviser, Sub-Advisers and Distributor and any material amendments thereto. The Board also reviews annual reports on issues raised under the Adviser's, Sub-Advisers' and Distributor's codes of ethics during the previous year.

For the fiscal year and periods ended March 31, 2001, 2002 and 2003, the Fund listed below paid brokerage fees noted in the table below.


                ======================================================== ====================================================

                Fund                                                                  Total Amount of Brokerage
                                                                                          Commissions Paid
                                                                         ----------------------------------------------------
                                                                         ---------------- --------------- -------------------
                                                                              2001             2002              2003
                -------------------------------------------------------- ---------------- --------------- -------------------
                --------------------------------------------------------                  --------------- -------------------
                PBHG Conservative                                               *               *                 *
                Asset Allocation Portfolio
                -------------------------------------------------------- ---------------- --------------- -------------------
                -------------------------------------------------------- ---------------- --------------- -------------------
                PBHG Asset Allocation Moderate Portfolio                        *               *                 *
                -------------------------------------------------------- ---------------- --------------- -------------------
                -------------------------------------------------------- ---------------- --------------- -------------------
                PBHG Moderage Growth                                            *               *                 *
                Asset Allocation Portfolio
                -------------------------------------------------------- ---------------- --------------- -------------------
                -------------------------------------------------------- ---------------- --------------- -------------------
                PBHG Asset Allocation Growth Portfolio                          *               *                 *
                ======================================================== ================ =============== ===================





======================================= ================================================ =================================
                                                                                          Percent of Aggregate Amount of
Fund                                     Aggregate Dollar Amount and Percent of Total
                                                           Amount of                      Transactions Involving Payment
                                                  Brokerage Commissions Paid                  of Commissions to SEI
                                              to SEI Investment Distribution Co.           Investment Distribution Co.
                                        ------------------------------------------------  ---------------------------------
                                        ---------------- --------------- ---------------  ---------------------------------
                                             2001            2002             2003                     2003

--------------------------------------- --------------- ---------------  ---------------  ---------------------------------
--------------------------------------- --------------- ---------------- ---------------  ---------------------------------
                                              *                *               *                        *
PBHG Conservative
Asset Allocation Portfolio
--------------------------------------- --------------- ---------------- --------------- ---------------------------------
--------------------------------------- --------------- ---------------- --------------- ---------------------------------
PBHG Moderate                                 *                *               *                        *
Asset Allocation Portfolio
--------------------------------------- --------------- ---------------- --------------- ---------------------------------
--------------------------------------- --------------- ---------------- --------------- ---------------------------------
PBHG Moderage Growth
Asset Allocation Portfolio                    *                *               *                        *
--------------------------------------- --------------- ---------------- --------------- ---------------------------------
--------------------------------------- --------------- ---------------- --------------- ---------------------------------
PBHG Growth                                   *                *               *                        *
Asset Allocation Portfolio
======================================= =============== ================ =============== =================================

* Not in operation during the period.


Proxy Voting. The Trust's Board of Trustees has adopted Proxy Voting Guidelines (the "Guidelines") in accordance with Rule 30b1-4 under the 1940 Act. The Guidelines are attached to this Statement of Additional Information as Exhibit
A. In general, the Guidelines seek to vote proxies in a manner that maximizes the value of the Funds' investments. The Guidelines generally assign proxy voting responsibilities for each Fund to the investment adviser or sub-adviser responsible for the management of such Fund. If an investment adviser or sub-adviser to a Fund that invests in voting securities does not have a proxy voting policy that complies with the relevant portions of Rule 30b1-4 and the separate proxy voting rule under the 1940 Act, that Adviser or Sub-Adviser will be required to follow the Trust's Guidelines. Attached as Exhibit B to this Statement of Additional Information are the proxy voting policies for the Adviser and those Sub-advisers of the Trust that have such a policy.


                              DESCRIPTION OF SHARES

The Trust may issue an unlimited number of shares for each Fund and may create additional portfolios and additional classes of the Trust. Each share of a Fund represents an equal proportionate interest in the Fund with each other share. Shares of a Fund are entitled upon liquidation to a pro rata share in the net assets of the Fund available for distribution to shareholders. Shareholders have no preemptive rights. All consideration received by the Trust for shares of any Fund and all assets in which such consideration is invested would belong to that Fund and would be subject to the liabilities related thereto.

                                  VOTING RIGHTS

Each share held entitles a shareholder to one vote for each dollar of net asset value of shares held by the shareholder. Shareholders of each Fund of the Trust will vote separately on matters relating solely to it, such as approval of advisory agreements and changes in fundamental policies, and matters affecting some but not all Funds will be voted on only by shareholders of the affected Funds. Shareholders of all Funds of the Trust will vote together in matters affecting the Trust generally, such as the election of Trustees or selection of accountants. Shareholders of any particular Class of the Trust will vote separately on matters relating solely to such Class and not on matters relating solely to any other Class or Classes of the Trust. The Trust is not required to hold annual meetings of shareholders, but shareholder approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. The Trust Agreement provides that the Trustees of the Trust will hold office during the existence of the Trust, except as follows: (a) any Trustee may resign or retire; (b) any Trustee may be removed by a vote of at least two-thirds of the outstanding shares of the Trust at a meeting, or at any time by written instrument signed by at least two-thirds of the Trustees and specifying when such removal becomes effective; (c) any Trustee who has become incapacitated and is unable to serve may be removed by a written instrument signed by a majority of the Trustees; or (d) any Trustee who has died will be terminated upon the date of his death.

Under Delaware law, shareholders of a Delaware business trust will be entitled to the same limitations of liability extended to shareholders of private for-profit corporations; however, there is a remote possibility that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Agreement and Declaration of Trust and the By-Laws (the "Governing Instruments") provide for indemnification out of the property of a Fund for all losses and expenses of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a Fund would be unable to meet its obligations and the complaining party was held not to be bound by the liability disclaimer.

The Governing Instruments provide indemnification for current and former trustees, officers, employees and agents of the Trust to the fullest extent permitted by Delaware law and other applicable law. Trustees of the Trust may be personally liable to the Trust and its shareholders by reason of willful misfeasance, bad faith, or gross negligence in the performance of their duties or by reason of reckless disregard of their duties as trustees.

                            PURCHASES AND REDEMPTIONS

Purchases and redemptions may be made on any day on which the New York Stock Exchange is open for business. Currently, the following holidays are observed by the Trust: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Shares of the Funds are offered on a continuous basis.

PURCHASES

You may purchase PBHG Class and Advisor Class shares of each Fund directly through DST Systems, Inc., the trust's Transfer Agent. You may also purchase shares of each Fund through certain brokers, dealers or other financial institutions that are authorized to sell you shares of each Fund. Such financial institutions may charge you a fee for this service in addition to the Fund's public offering price. Shares of each Fund are offered only to residents of states in which such shares are eligible for purchase.

With respect to PBHG Class and Advisor Class shares, you may place orders by mail, wire or telephone. If market conditions are extraordinarily active, or if severe weather or other emergencies exist, and you experience difficulties placing orders by telephone, you may wish to consider placing your order by other means, such as mail or overnight delivery.

You may also purchase PBHG Class and Advisor Class shares of each Fund through certain broker-dealers or other financial institutions that are authorized to sell you shares of the Funds. Such financial institutions may charge you a fee for this service in addition to the Fund's public offering price.

The Trust, the Distributor and the Transfer Agent will not be responsible for any loss, liability, cost or expenses for acting upon wire instructions, or telephone instructions that it reasonably believes to be genuine. The Trust, the Distributor and the Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions.

Each Fund reserves the right to reject any purchase order or to suspend or modify the continuous offering of its shares. For example, the investment opportunities for small or medium capitalization companies may from time to time be more limited than those in other sectors of the stock market. Therefore, in order to retain adequate investment flexibility, the Adviser may from time to time recommend to the Board of Trustees of the Trust that a Fund which invests extensively in such companies indefinitely discontinue the sale of its shares to new investors (other than Trustees, officers and employees of the Adviser, each of the Sub-Advisers and their affiliated companies). In such event, the Board of Trustees would determine whether such discontinuance is in the best interests of the applicable Fund and its shareholders.

MINIMUM INVESTMENT

The minimum initial investment in each Fund is $2,500 for regular accounts and $2,000 for traditional or Roth IRAs. However, investors who establish a Systematic Investment Plan, as described below, with a minimum investment of $25 per month may at the same time open a regular account or traditional or Roth IRA with any Fund with a minimum initial investment of $500. There is no minimum for subsequent investments. The Distributor may waive the minimum initial investment amount at its discretion. No minimum applies to subsequent purchases effected by dividend reinvestment. As described below, subsequent purchases through the Trust's Systematic Investment Plan must be at least $25.

INITIAL PURCHASE BY MAIL

An account may be opened by mailing a check or other negotiable bank draft payable to PBHG Funds for at least the minimum initial amount specified above for regular and IRA accounts, and a completed Account Application to PBHG FUNDS, P.O. BOX 219534, KANSAS CITY, MISSOURI 64121-9534. The Trust will not accept third-party checks, i.e., a check not payable to PBHG Funds or the Fund for initial or subsequent investments.

ADDITIONAL PURCHASES BY PHONE (TELEPHONE PURCHASE)

You may purchase additional shares by telephoning the Transfer Agent at 1-800-433-0051. THE MINIMUM TELEPHONE PURCHASE IS $1,000, AND THE MAXIMUM IS FIVE TIMES THE NET ASSET VALUE OF SHARES HELD BY THE SHAREHOLDER ON THE DAY PRECEDING SUCH TELEPHONE PURCHASE FOR WHICH PAYMENT HAS BEEN RECEIVED. The telephone purchase will be made at the offering price next computed after the receipt of the call by the Transfer Agent. Payment for the telephone purchase must be received by the Transfer Agent within seven days. If payment is not received within seven days, you will be liable for all losses incurred by the Trust as a result of the cancellation of such purchase.

INITIAL PURCHASE BY WIRE

If you have an account with a commercial bank that is a member of the Federal Reserve System, you may purchase shares of the Funds by requesting your bank to transmit funds by wire. Before making an initial investment by wire, you must first telephone 1-800-433-0051 to receive an Account Application and be assigned an account number. The Account Application must be received prior to receipt of the wire. Your name, account number, taxpayer identification number or Social Security Number, and address must be specified in the wire. All wires must be received by 4:00 p.m. Eastern Time to be effective on that day. In addition, an original Account Application should be promptly forwarded to: PBHG Funds, P.O. Box 219534, Kansas City, Missouri 64121-9534. All wires must be sent as follows:
United Missouri Bank of Kansas City, N.A.; ABA #10-10-00695; for Account Number 98705-23469; Further Credit: [name of Fund, your name, your social security number or tax id number and your assigned account number].

ADDITIONAL PURCHASES BY WIRE

Additional investments may be made at any time through the wire procedures described above, which must include your name and account number. Your bank may impose a fee for investments by wire.

PURCHASE BY ACH

If you have made this election, shares of each Fund may be purchased via Automated Clearing House ("ACH"). Investors purchasing via ACH should complete the bank information section on the Account Application and attach a voided check or deposit slip to the Account Application. This option must be established on your account at least 15 days prior to your initiating an ACH transaction. The maximum purchase allowed through ACH is $100,000.

GENERAL INFORMATION REGARDING PURCHASES

A purchase order will be effective as of the day received by the Transfer Agent if the Transfer Agent receives sufficient information to execute the order and receives payment before 4:00 p.m. Eastern Time. Payment may be made by check or readily available funds. You may purchase shares of each Fund directly through the Trust's transfer agent. The price per share you will pay to invest in a Fund is its net asset value per share (NAV) next calculated after the transfer agent or other authorized representative accepts your order. Purchases will be made in full and fractional shares of a Fund calculated to three decimal places. The Trust will not issue certificates representing shares of the Funds.

In order for your purchase order to be effective on the day you place your order with your broker-dealer or other financial institution, such broker-dealer or financial institution must (i) receive your order before 4:00 p.m. Eastern Time and (ii) promptly transmit the order to the Transfer Agent. See "Determination of Net Asset Value" below. The broker-dealer or financial institution is responsible for promptly transmitting purchase orders to the Transfer Agent so that you may receive the same day's net asset value.

If a check received for the purchase of shares does not clear, the purchase will be canceled, and you could be liable for any losses or fees incurred by the Trust. The Trust reserves the right to reject a purchase order when the Trust determines that it is not in the best interests of the Fund or its shareholders to accept such an order.

REDEMPTIONS

Redemption orders received by the Transfer Agent prior to 4:00 p.m. Eastern Time on any Business Day will be effective that day. The redemption price of shares is the net asset value per share of a Fund next determined after the redemption order is effective. Payment of redemption proceeds will be made as promptly as possible and, in any event, within seven days after the redemption order is received, provided, however, that redemption proceeds for shares purchased by check (including certified or cashier's checks) or by ACH will be forwarded only upon collection of payment for such shares; collection of payment may take up to 15 days from the date of purchase.

You may also redeem shares of each Fund through certain broker-dealers and other financial institutions at which you maintain an account. Such financial institutions may charge you a fee for this service.

In order for your redemption order to be effective on the day you place your redemption order with your broker-dealer or other financial institution, such broker-dealer or financial institution must (i) receive your order before 4:00 p.m. Eastern Time and (ii) promptly transmit the order to the Transfer Agent. See "Determination of Net Asset Value" below. The financial institution is responsible for promptly transmitting redemption orders to the Transfer Agent so that your shares are redeemed at the same day's net asset value per share.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Funds in lieu of cash. Each Fund has made an election pursuant to Rule 18f-1 under the 1940 Act by which such Fund has committed itself to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of (1) $250,000 or (2) one percent of the net asset value of the Fund at the beginning of such 90-day period. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions and will be exposed to market risk until the securities are converted to cash. In addition, in-kind distributions may include illiquid securities which shareholders may be unable to dispose of at the time or price desired.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the New York Stock Exchange, the Adviser, the Administrator, Sub-Administrator, the Transfer Agent and/or the Custodian are not open for business.

You may receive redemption payments in the form of a check or by Federal Reserve wire or ACH transfer.

BY MAIL

There is no charge for having a check for redemption proceeds mailed to you.

BY TELEPHONE

Redemption orders may be placed by telephone, provided that this option has been selected. Shares held in IRA accounts are not eligible for this option and must be redeemed by written request. Neither the Trust nor the Transfer Agent will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Trust and the Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions. If reasonable procedures are not employed, the Trust and the Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions.

If market conditions are extraordinarily active, or other extraordinary circumstances exist and you experience difficulties placing redemption orders by telephone, you may wish to consider placing your order by other means, such as mail or overnight delivery. The Trust will not accept redemption requests for an amount greater than $50,000 by telephone instruction, except for cases where the proceeds of the redemption request are transmitted by Federal wire to a pre-established checking account. Such redemption requests must be received in writing and be signature guaranteed.


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BY WIRE

The Transfer Agent will deduct a wire charge, currently $10.00, from the amount of a Federal Reserve wire redemption payment made at the request of a shareholder. Shareholders cannot receive proceeds from redemptions of shares of a Fund by Federal Reserve wire on federal holidays restricting wire transfers.

BY ACH

The Trust does not charge for ACH transactions; however, proceeds from such transactions will not be posted to your bank account until the second Business Day following the transaction. In order to process a redemption by ACH, banking information must be established on your account at least 15 days prior to initiating a transaction. A voided check or deposit slip must accompany requests to establish this option.

SIGNATURE GUARANTEES

A signature guarantee is a widely accepted way to protect you by verifying the signature on certain redemption requests. A Fund requires medallion signature guarantees to be provided in the following circumstances: (1) written requests for redemptions in excess of $50,000; (2) all written requests to wire redemption proceeds; (3) redemption requests that provide that the redemption proceeds should be sent to an address other than the address of record or to a person other than the registered shareholder(s) for the account; and (4) redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 30 days; (5) requests to transfer the registration of shares to another owner; (6) written requests to add telephone exchange and telephone redemption options to an account; and (7) changes in previously designated wiring instructions. These requirements may be waived or modified upon notice of shareholders. See the prospectus for a list of the types of entities that offer medallion signature guarantees. The Trust does not accept signature guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.

SHAREHOLDER INQUIRIES AND SERVICES OFFERED

If you have any questions about the Funds or the shareholder services described herein, contact your broker-dealer or financial advisor. The Trust reserves the right to amend the shareholder services described below or to change the terms or conditions relating to such services upon 60 days' notice to shareholders. You may, however, discontinue any service you select, provided that with respect to the Systematic Investment and Systematic Withdrawal Plans described below, the Trust's Transfer Agent receives your notification to discontinue such service(s) at least 10 days before the next scheduled investment or withdrawal date.

SYSTEMATIC INVESTMENT AND SYSTEMATIC WITHDRAWAL PLANS

For your convenience, the Trust provides plans that enable you to add to your investment or withdraw from your account(s) with a minimum of paperwork. You can utilize these plans by simply completing the appropriate section of the Account Application.


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(1) SYSTEMATIC INVESTMENT PLAN. The Systematic Investment Plan is a convenient way for you to purchase shares in the Funds at regular monthly or quarterly intervals selected by you. The Systematic Investment Plan enables you to achieve dollar-cost averaging with respect to investments in the Funds despite their fluctuating net asset values through regular purchases of a fixed dollar amount of shares in the Funds. Dollar-cost averaging brings discipline to your investing. Dollar-cost averaging results in more shares being purchased when a Fund's net asset value is relatively low and fewer shares being purchased when a Fund's net asset value is relatively high, thereby helping to decrease the average price of your shares. Investors who establish a Systematic Investment Plan may open an account with a minimum balance of $500. Through the Systematic Investment Plan, shares are purchased by transferring monies (minimum of $25 per transaction per Fund) from your designated checking or savings account. Your systematic investment in the Fund(s) designated by you will be processed on a regular basis at your option beginning on or about either the first or fifteenth day of the month or quarter you select. This Systematic Investment Plan must be established on your account at least 15 days prior to the intended date of your first systematic investment.

(2) SYSTEMATIC WITHDRAWAL PLAN. The Systematic Withdrawal Plan provides a convenient way for you to receive current income while maintaining your investments in the Fund(s). The Systematic Withdrawal Plan permits you to have payments of $50 or more automatically transferred from your account(s) in the Fund(s) to your designated checking or savings account on a monthly, quarterly, or semi-annual basis. The Systematic Withdrawal Plan also provides the option of having a check mailed to the address of record for your account. In order to start this Plan, you must have a minimum balance of $5,000 in any account using this feature. Your systematic withdrawals will be processed on a regular basis beginning on or about either the first or fifteenth day of the month, quarter or semi-annual period you select.

EXCHANGE PRIVILEGES

Once payment for your shares has been received (i.e., an account has been established) and your payment has been converted to Federal funds, you may exchange some or all of your Fund shares for the same Class of shares of the other funds of the Trust currently available to the public. However, you are limited for four exchanges annually from such fund to the Cash Reserves Fund. Exchanges are made at net asset value. The Trust reserves the right to change the terms and conditions of the exchange privilege discussed herein, or to terminate the exchange privilege, upon 60 days' notice. Exchanges will be made only after proper instructions in writing or by telephone are received for an established account by the Transfer Agent.

The exchange privilege may be exercised only in those states where the shares of the new Fund may legally be sold.

TAX-SHELTERED RETIREMENT PLANS

A variety of retirement plans, including IRAs, SEP-IRAs, 401(a) Keogh and corporate money purchase pension and profit sharing plans, and 401(k) and 403(b) plans are available to investors in the Fund.

(1) TRADITIONAL IRAS. You may save for your retirement and shelter your investment income from current taxes by either: (a) establishing a new traditional IRA; or (b) "rolling-over" to the Trust monies from other IRAs or lump sum distributions from a qualified retirement plan. If you are between 18 and 70 1/2 years of age, you can use a traditional IRA to invest up to $2,000 per year of your earned income in any of the Funds. You may also invest up to $2,000 per year in a spousal IRA if your spouse has no earned income. There is a $10.00 annual maintenance fee charged to traditional IRA investors. If you maintain IRA accounts in more than one Fund of the Trust, you will only be charged one fee. This fee can be prepaid or will be debited from your account if not received by the announced deadline. Please see the information below for changes to the annual contribution limit.


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


(2) ROTH IRAS. Roth IRAs are similar to traditional IRAs in many respects and provide a unique opportunity for qualifying individuals to accumulate investment earnings tax-free. Contributions to Roth IRAs are not tax-deductible (while contributions to traditional IRAs may be), however, if you meet the distribution requirements, you can withdraw your investments without paying any taxes on the earnings. In addition to establishing a new Roth IRA, you may be eligible to convert a traditional IRA into a Roth IRA. Maintenance fees charged for Roth IRAs are similar to those for traditional IRAs.

On June 7, 2001, the Economic Growth and Tax Relief Reconciliation Act of 2001 was signed into law and makes significant changes to the annual contribution limits. The current $2,000 annual contribution limit that applies to Traditional and Roth IRAs will increase gradually from $3,000 in 2002 to $5,000 in 2008. After 2008, the limit will be adjusted for inflation in $500 increments.

Traditional and Roth IRA Contribution Limits:

                Tax Years                   Max. Annual Contribution
                2001                        $2,000
                2002-2004                   $3,000
                2005-2007                   $4,000
                2008                        $5,000
                2009-2010                   Indexed to Inflation


The new tax law will permit individuals age 50 and over to make catch-up contributions to IRAs as follows:

                Year                        Limit
                2002-2005                   $500
                2006-2010                   $1,000


The annual maximum IRA contribution must be made before annual catch-up contributions are made.

(3) SEP-IRAS. If you are a self-employed person, you can establish a Simplified Employee Pension Plan ("SEP-IRA"). A SEP-IRA is designed to provide persons with self-employed income (and their eligible employees) with many of the same tax advantages as a Keogh, but with fewer administrative requirements.

(4) 401(A) KEOGH AND CORPORATE RETIREMENT PLANS. Both a prototype money purchase pension plan and a profit sharing plan, which may be used alone or in combination, are available for self-employed individuals and their partners and corporations to provide tax-sheltered retirement benefits for individuals and employees.

(5) 401(K) PLANS. Through the establishment of a 401(k) plan by a corporation of any size, employees can invest a portion of their wages in the Funds on a tax-deferred basis in order to help them meet their retirement needs.

(6) 403(B) PLANS. Section 403(b) plans are custodial accounts which are available to employees of most non-profit organizations and public schools.


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OTHER SPECIAL ACCOUNTS

The Trust also offers the following special accounts to meet your needs:

(1) Coverdell Education Savings Accounts ("ESAs) (formerly Education IRAs). For taxable years beginning after December 31, 1997, Education IRAs were created exclusively for the purpose of paying qualified higher education expenses of designated beneficiaries. The contribution limit that applies to ESAs (formerly Education IRAs) will increase to $2,000 starting in 2002, and in addition to college expenses, amounts may be used for elementary and secondary education expenses, including expenses incurred in the purchase of a computer system, educational software and Internet access for a child. The phase-out range for married couples filing a joint return for making contributions to these plans has been raised to adjusted gross income between $190,000 and $220,000. Like traditional and Roth IRAs, ESAs provide an opportunity for your investment to grow tax-free until distributed. Contributions to an ESA are not tax deductible, however, but withdrawals can be made tax-free if used to pay eligible education expenses. Contributions to an ESA can be made on behalf of a child under age 18. There is a $7.00 annual maintenance fee charged to ESAs. The fee can be prepaid or will be deducted from your account if not received by the announced deadline.

(2) UNIFORM GIFT TO MINORS/UNIFORM TRANSFERS TO MINORS. By establishing a Uniform Gift to Minors Account/Uniform Transfers to Minors Account with the Trust you can build a fund for your children's education or a nest egg for their future and, at the same time, potentially reduce your own income taxes.

(3) CUSTODIAL AND FIDUCIARY ACCOUNTS. The Trust provides a convenient means of establishing custodial and fiduciary accounts for investors with fiduciary responsibilities.

For further information regarding any of the above retirement plans and accounts, please call toll free at 1-800-433-0051. Retirement investors may, however, wish to consult with their own tax counsel or adviser.

MINIMUM ACCOUNT SIZE

Due to the relatively high cost of maintaining smaller accounts, the Trust will impose an annual $12.00 minimum account charge and reserves the right to redeem shares in any non-retirement account if, as the result of redemptions, the value of any account drops below the minimum initial investment amount, specified above, for each Fund. See "Minimum Investment" and "Systematic Investment and Systematic Withdrawal Plans" for minimum investments. You will be allowed at least 60 days, after notice from the Trust, to make an additional investment to bring your account value up to at least the applicable minimum account size before the annual $12.00 minimum account fee is charged and/or the redemption of a non-retirement account is processed. The applicable minimum account charge will be imposed annually on any such account until the account is brought up to the applicable minimum account size.

                        DETERMINATION OF NET ASSET VALUE

The purchase and redemption price of the shares of a class of a Fund is based on the NAV attributable to such class. Each Fund calculates the NAV for each of its share classes by subtracting the liabilities from the total assets attributable to a class and dividing the result by the total number of shares outstanding of such a class. Net asset value per share is determined daily, normally as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern
Time) on any Business Day. Once a Fund reaches a certain asset size, its net asset value per share will be listed under PBHG in the mutual fund section of most major daily newspapers, including The Wall Street Journal.


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


The securities of each Fund are valued by the Sub-Administrator. The Sub-Administrator will use an independent pricing service to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions as well as trade quotations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

Fund securities listed on an exchange are valued at the last sales price. Fund securities quoted on a national market system are valued at the official closing price, or if there is none, at the last sales price. Other securities are quoted at the last bid price. In the event a listed security is traded on more than one exchange, it is valued at the last sale price on the exchange on which it is principally traded. If there are no transactions in a security during the day, it is valued at the official closing price or if none, at the most recent bid price. However, debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations are valued at amortized cost. Securities and other assets held by the Trust for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees.

Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by another method that the Board of Trustees believes accurately reflects fair value.

                                      TAXES

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of the Funds or their shareholders. Accordingly, you are urged to consult your tax advisors regarding specific questions as to federal, state and local income taxes.

FEDERAL INCOME TAX

The following discussion of federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

Each Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other funds. Each Fund intends to continue to qualify as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. In order to qualify for treatment as a RIC under the Code, each Fund must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement"). In addition to the Distribution Requirement, each Fund must meet several other requirements. Among these requirements are the following: (i) the Fund must derive at least 90% of its gross income in each taxable year from dividends, interest, certain payments


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

with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies and other income (including but not limited to gains from options, futures or forward contracts derived with respect to the Fund's business of investing in such stock, securities or currencies) (the "Income Requirement"); (ii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and securities of other issuers, with such securities of other issuers limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses ((ii) and (iii) collectively, the "Asset Diversification Test").

For purposes of the Asset Diversification Test, it is unclear under present law who should be treated as the issuer of forward foreign currency exchange contracts, of options on foreign currencies, or of foreign currency futures and related options. It has been suggested that the issuer in each case may be the foreign central bank or foreign government backing the particular currency. Consequently, a Fund may find it necessary to seek a ruling from the Internal Revenue Service on this issue or to curtail its trading in forward foreign currency exchange contracts in order to stay within the limits of the Asset Diversification Test.

For purposes of the Income Requirement, foreign currency gains (including gains from options, futures or forward contracts on foreign currencies) that are not "directly related" to a Fund's principal business may, under regulations not yet issued, be excluded from qualifying income.

If a Fund fails to qualify as a RIC for any taxable year, it will be taxable at regular corporate rates on its net investment income and net capital gain without any deductions for amounts distributed to shareholders. In such an event, all distributions (including capital gains distributions) will be taxable as ordinary dividends to the extent of that Fund's current and accumulated earnings and profits and such distributions will generally be included in the qualified dividend income of individual and other noncorporate shareholders and be eligible for the dividends-received deduction.

PORTFOLIO DISTRIBUTIONS

Notwithstanding the Distribution Requirement described above, which requires only that a Fund distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), each Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that calendar year, plus certain other amounts. Each Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax.

Treasury regulations permit a RIC in determining its investment company taxable income and undistributed net capital gain for any taxable year to elect to treat all or part of any net capital loss, any net long-term capital loss, or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

Each Fund will distribute all of its net investment income (including, for this purpose, net short-term capital gain) to shareholders. Dividends from net investment income will generally be taxable to shareholders as ordinary income whether received in cash or in additional shares. Dividends paid to individual and other non-corporate shareholders will be treated as qualified dividend income (subject to tax at a maximum rate of 15%) to the extent of the dividends received by a Fund in any taxable year from domestic corporations and certain qualified foreign corporations. However, if the qualified dividends received by a Fund are 95% (or more) of the Fund's gross income (exclusive of any net capital gain) in any taxable year, then all of the ordinary income dividends paid by the Fund for that taxable year will be treated as qualified dividend income. Dividends paid to corporate shareholders will qualify for the dividends-received deduction only to the extent of the dividends received by a Fund in any taxable year from domestic corporations. Any net capital gains realized by a Fund will be distributed annually as capital gain dividends and will be taxed to shareholders as long-term capital gains, regardless of how long the shareholder has held shares and regardless of whether the distributions are received in cash or in additional shares. Each Fund will make annual reports to shareholders of the federal income tax status of all distributions, including the amount of dividends constituting qualified dividend income, the amount of dividends eligible for the dividends-received deduction and the amount of capital gain dividends.

Certain debt securities purchased by the Funds (such as U.S. Treasury STRIPS, defined in "Glossary of Permitted Investments" below) are sold with original issue discount and thus do not make periodic cash interest payments. Each Fund will be required to include as part of its current net investment income the accrued discount on such obligations for purposes of the distribution requirement even though the Fund has not received any interest payments on such obligations during that period. Because a Fund distributes all of its net investment income to its shareholders, a Fund may have to sell portfolio securities to distribute such accrued income, which may occur at a time when the Adviser or Sub-Advisers would not have chosen to sell such securities and which may result in a taxable gain or loss.

Income received on direct U.S. obligations is exempt from income tax at the state level when received directly by a Fund and may be exempt, depending on the state, when received by a shareholder as income dividends from a Fund provided certain state-specific conditions are satisfied. Not all states permit such income dividends to be tax exempt and some require that a certain minimum percentage of an investment company's income be derived from state tax-exempt interest. Each Fund will inform shareholders annually of the percentage of income and distributions derived from direct U.S. obligations. You should consult your tax advisor to determine whether any portion of the income dividends received from a Fund is considered tax exempt in your particular state.

Dividends declared by a Fund in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year, if paid by the Fund at any time during the following January.

WITHHOLDING

In certain cases, a Fund will be required to withhold, and remit to the U.S. Treasury, 28% of any distributions paid to a shareholder who (i) has failed to provide a correct taxpayer identification number, (ii) is subject to backup withholding by the Internal Revenue Service, or (iii) has not certified to the Fund that such shareholder is not subject to backup withholding.

REDEMPTION OR EXCHANGE OF SHARES

Upon a redemption or exchange of shares, a shareholder will recognize a taxable gain or loss depending upon his or her basis in the shares. Unless the shares are disposed of as part of a conversion transaction, such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, depending upon the shareholder's holding period for the shares. Any loss recognized by a shareholder on the sale of Fund shares held six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.


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


Any loss recognized on a sale or exchange will be disallowed under the wash sale rules to the extent that Fund shares are sold and replaced within the 61-day period beginning 30 days before and ending 30 days after the disposition of such shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Shareholders should particularly note that this loss disallowance rule applies even where shares are automatically replaced under the dividend reinvestment plan.

INVESTMENT IN FOREIGN FINANCIAL INSTRUMENTS

Under Code Section 988, gains or losses from certain foreign currency forward contracts or fluctuations in currency exchange rates will generally be treated as ordinary income or loss. Such Code Section 988 gains or losses will increase or decrease the amount of a Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gains. Additionally, if Code
Section 988 losses exceed other investment company taxable income during a taxable year, a Fund would not be able to pay any ordinary income dividends, and any such dividends paid before the losses were realized, but in the same taxable year, would be recharacterized as a return of capital to shareholders, thereby reducing the tax basis of Fund shares.

HEDGING TRANSACTIONS

Some of the forward foreign currency exchange contracts, options and futures contracts that the Funds may enter into will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 contracts is combined with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year (including gain or loss arising as a consequence of the year-end deemed sale of such contracts) is deemed to be 60% long-term and 40% short-term gain or loss. However, in the case of Section 1256 contracts that are forward foreign currency exchange contracts, the net gain or loss is separately determined and (as discussed above) generally treated as ordinary income or loss.

Generally, the hedging transactions in which the Funds may engage may result in "straddles" or "conversion transactions" for U.S. federal income tax purposes. The straddle and conversion transaction rules may affect the character of gains (or in the case of the straddle rules, losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules and the conversion transaction rules have been promulgated, the tax consequences to a Fund of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by a Fund (and, if they are conversion transactions, the amount of ordinary income) which is taxed as ordinary income when distributed to shareholders.

Each Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.


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Transactions that may be engaged in by certain of the Funds (such as short sales
"against the box") may be subject to special tax treatment as "constructive sales" under section 1259 of the Code if a Fund holds certain "appreciated financial positions" (defined generally as any interest (including a futures or forward contract, short sale or option) with respect to stock, certain debt instruments, or partnership interests if there would be a gain were such interest sold, assigned, or otherwise terminated at its fair market value). Upon entering into a constructive sales transaction with respect to an appreciated financial position, a Fund will be deemed to have constructively sold such appreciated financial position and will recognize gain as if such position were sold, assigned, or otherwise terminated at its fair market value on the date of such constructive sale (and will take into account any gain for the taxable year which includes such date).

Because application of the straddle, conversion transaction and constructive sale rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle or investment positions, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased as compared to a fund that did not engage in such transactions.

Requirements relating to each Fund's tax status as a RIC may limit the extent to which a Fund will be able to engage in transactions in options and futures contracts.

STATE TAXES

Distributions by a Fund to shareholders and the ownership of shares may be subject to state and local taxes.

FOREIGN SHAREHOLDERS

Dividends from a Fund's investment company taxable income and distributions constituting returns of capital paid to a nonresident alien individual, a foreign trust or estate, foreign corporation, or foreign partnership (a "foreign shareholder") generally will be subject to U.S. withholding tax at a rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from a Fund's Foreign Tax Credit Election, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign taxes treated as having been paid by them.

A foreign shareholder generally will not be subject to U.S. taxation on gain realized upon the redemption or exchange of shares of a Fund or on capital gain dividends. In the case of a foreign shareholder who is a nonresident alien individual, however, gain realized upon the sale or redemption of shares of a Fund and capital gain dividends ordinarily will be subject to U.S. income tax at a rate of 30% (or lower applicable treaty rate) if such individual is physically present in the U.S. for 183 days or more during the taxable year and certain other conditions are met. In the case of a foreign shareholder who is a nonresident alien individual, a Fund may be required to withhold U.S. federal income tax at a rate of 31% unless proper notification of such shareholder's foreign status is provided (however, this rate is reduced to 30.5% after August 6, 2001 and further reduced in phases to 28% for years 2006 and thereafter under The Economic Growth and Tax Relief Reconciliation Act of 2001).


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Notwithstanding the foregoing, if distributions by a Fund are effectively connected with a U.S. trade or business of a foreign shareholder, then dividends from such Fund's investment company taxable income, capital gains, and any gains realized upon the sale of shares of the Fund will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens or domestic corporations.

Transfers by gift of shares of a Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Funds.

MISCELLANEOUS CONSIDERATIONS

The foregoing general discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on July 15, 2003. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

Prospective shareholders are encouraged to consult their tax advisors as to the consequences of these and other U.S., state, local, and foreign tax rules affecting investments in the Funds.

                             PERFORMANCE ADVERTISING

From time to time, each Fund may advertise its yield and total return. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made regarding actual future yields or returns. Yield refers to the annualized income generated by an investment in a Fund over a specified 30-day period. The yield is calculated by assuming that the same amount of income generated by the investment during that period is generated in each 30-day period over one year and is shown as a percentage of the investment.

Each Fund may periodically compare its performance to that of other mutual funds tracked by mutual fund rating services (such as Lipper Analytical Services, Inc.) or by financial and business publications and periodicals, broad groups of comparable mutual funds, unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs and other investment alternatives. Each Fund may quote services such as Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance, and Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. Each Fund may use long-term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. Each Fund may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

Each Fund may quote various measures of volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.

                              COMPUTATION OF YIELD

Yield quotations for each Fund are based on a 30-day period. As a new funds, the Funds do not yet have yield information.

Each Fund's current yield is computed using the following formula:

                  YIELD  = 2[( a - b + 1) 6 - 1]
                               -----
                                          cd

                  Where:

                  a = dividends and interest earned during the period

                  b = expenses accrued for the period (net of reimbursements)

                  c = the average daily number of shares outstanding during the period that were entitled to receive dividends

                  d = the maximum offering price per share on the last day of the period.

                           CALCULATION OF TOTAL RETURN

From time to time, each Fund may advertise its total returns. The total return refers to the average compounded rate of return to a hypothetical investment for designated time periods (including, but not limited to, the period from which the Fund commenced operations through the specified date). In particular, average annual total return will be calculated according to the following formulas.

Average Annual Total Return (Before Taxes) Quotation

Each Fund's average annual total return (before taxes) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It does not reflect the deduction of federal income taxes on distributions or redemption proceeds. Average annual total returns (before taxes) are calculated by determining the growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (before taxes) tend to even out variations in a Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its average annual total returns (before taxes) into income results and capital gains or losses.

The standard formula for calculating average annual total return (before taxes) is:

                              P(1+T)n = ERV, where

                 P = a hypothetical initial payment of $1,000;
                 T = average annual total return (before taxes);
                 n = number of years; and
               ERV = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year periods, (or since inception, if applicable) at the end of the 1-, 5-, or 10-year periods (or since inception, if applicable), before taxes.

Average Annual Total Return (After Taxes on Distributions) Quotation

A Fund's average annual total return (after taxes on distributions) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on distributions, but not on redemption proceeds. Average annual total returns (after taxes on distributions) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its average annual total returns (after taxes on distributions) into income results and capital gains or losses.

The standard formula for calculating average annual total return (after taxes on distributions) is:

                              P(1+T)n = ATVD, where

               P = a hypothetical initial payment of $1,000;
               T = average annual total return (after taxes on distributions);
               n = number of years; and
            ATVD = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year periods (or since inception, if applicable) at the end of the 1-, 5- or 10-year periods (or since inception, if applicable), after taxes on Fund distributions but not after taxes on redemption.

The after-tax returns assume all distributions by a Fund, less the taxes due on such distributions, are reinvested at the price stated in the prospectus on the reinvestment dates during the period. Taxes due on a Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income, short-term capital gain, long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.

Average Annual Total Return (After Taxes on Distributions and Redemption) Quotation

A Fund's average annual total return (after taxes on distributions and redemption) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on both distributions and redemption proceeds. Average annual total returns (after taxes on distributions and redemption) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions and redemption) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its average annual total returns (after taxes on distributions and redemption) into income results and capital gains or losses.

The standard formula for calculating average annual total return (after taxes on distributions and redemption) is:

                                 P(1+T)n = ATVDR

                 P = a hypothetical initial payment of $1,000;
                 T = average annual total return (after taxes on distributions and redemption);
                 n = number of years; and
             ATVDR = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year period (or since inception, if applicable) at the end of the 1-, 5-, or 10-year periods (or since inception, if applicable), after taxes on Fund distributions and redemption.


The after-tax returns assume all distributions by a Fund, less the taxes due on such distributions, are reinvested at the price stated in the prospectus on the reinvestment dates during the period. Taxes due on a Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income, short-term capital gain, long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.

The ending values for each period are determined by subtracting capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. The capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds. Capital gains taxes (or the benefit resulting from tax losses) are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character (e.g., short-term or long-term) in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. The calculations assume that a shareholder may deduct all capital losses in full.

The basis of shares acquired through the $1,000 initial investment are tracked separately from subsequent purchases through reinvested distributions. The basis for a reinvested distribution is the distribution net of taxes paid from the distribution. Tax basis is adjusted for any distributions representing returns of capital and for any other tax basis adjustments that would apply to an individual taxpayer.

The amount and character of capital gain or loss upon redemption is determined separately for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

Average annual total returns for each of the Funds are shown below. Aggregate total returns for each of the Funds since inception are also shown below.

Total Return as of March 31, 2003 Before Taxes
================================= ============================================================== ===================

                                                                                                  Aggregate Total
                                                                                                    Return as of
Fund                                    Average Annual Total Return as of March 31, 2003           March 31, 2003
--------------------------------- -------------------------------------------------------------- -------------------
--------------------------------- ------------- ------------- --------------- ------------------ -------------------
                                    One Year     Five Year       Ten Year      Since Inception    Since Inception
--------------------------------- ------------- ------------- --------------- ------------------ -------------------
--------------------------------- ------------- ------------- --------------- ------------------ -------------------
PBHG Asset Allocation                  *             *              *                 *                  *
Conservative Portfolio
--------------------------------- ------------- ------------- --------------- ------------------ -------------------
--------------------------------- ------------- ------------- --------------- ------------------ -------------------
PBHG Asset Allocation Moderate         *             *              *                 *                  *
Portfolio
--------------------------------- ------------- ------------- --------------- ------------------ -------------------
--------------------------------- ------------- ------------- --------------- ------------------ -------------------
PBHG Asset Allocation Moderate         *             *              *                 *                  *
Growth Portfolio
--------------------------------- ------------- ------------- --------------- ------------------ -------------------
--------------------------------- ------------- ------------- --------------- ------------------ -------------------
PBHG Asset Allocation Growth           *             *              *                 *                  *
Portfolio
================================= ============= ============= =============== ================== ===================

Total Return as of March 31, 2003 After Taxes on Distributions

================================ ============================================================== ===================
                                                                                                 Aggregate Total
                                                                                                   Return as of
                                       Average Annual Total Return as of March 31, 2003           March 31, 2003
-------------------------------- -------------------------------------------------------------- -------------------
-------------------------------- ------------- ------------- --------------- ------------------ -------------------
                                   One Year     Five Year       Ten Year      Since Inception    Since Inception
-------------------------------- ------------- ------------- --------------- ------------------ -------------------
-------------------------------- ------------- ------------- --------------- ------------------ -------------------
PBHG Asset Allocation                 *             *              *                 *                  *
Conservative Portfolio
-------------------------------- ------------- ------------- --------------- ------------------ -------------------
-------------------------------- ------------- ------------- --------------- ------------------ -------------------
PBHG Asset Allocation Moderate        *             *              *                 *                  *
Portfolio
-------------------------------- ------------- ------------- --------------- ------------------ -------------------
-------------------------------- ------------- ------------- --------------- ------------------ -------------------
PBHG Asset Allocation Moderate        *             *              *                 *                  *
Growth Portfolio
-------------------------------- ------------- ------------- --------------- ------------------ -------------------
-------------------------------- ------------- ------------- --------------- ------------------ -------------------
PBHG Asset Allocation Growth          *             *              *                 *                  *
Portfolio
================================ ============= ============= =============== ================== ===================

Total Return as of March 31, 2003 After Taxes on Distributions and Sale of Fund Shares

=============================== =============================================================== ===================
                                                                                                 Aggregate Total
                                                                                                   Return as of
                                       Average Annual Total Return as of March 31, 2003           March 31, 2003
------------------------------- --------------------------------------------------------------- -------------------
------------------------------- -------------- -------------- --------------- ----------------- -------------------
                                  One Year       Five Year       Ten Year     Since Inception    Since Inception
------------------------------- -------------- -------------- --------------- ----------------- -------------------
------------------------------- -------------- -------------- --------------- ----------------- -------------------
PBHG Asset Allocation                 *              *              *                *                  *
Conservative Portfolio
------------------------------- -------------- -------------- --------------- ----------------- -------------------
------------------------------- -------------- -------------- --------------- ----------------- -------------------
PBHG Asset Allocation                 *              *              *                *                  *
Moderate Portfolio
------------------------------- -------------- -------------- --------------- ----------------- -------------------
------------------------------- -------------- -------------- --------------- ----------------- -------------------
PBHG Asset Allocation                 *              *              *                *                  *
Moderate Growth Portfolio
------------------------------- -------------- -------------- --------------- ----------------- -------------------
------------------------------- -------------- -------------- --------------- ----------------- -------------------
PBHG Asset Allocation Growth          *              *              *                *                  *
Portfolio
=============================== ============== ============== =============== ================= ===================

* The Fund was not in operation for the period.

Quotations of total return, which are not annualized, represent historical earnings and asset value fluctuations. Total return is based on past performance and is not a guarantee of future results.

                              FINANCIAL STATEMENTS

Financial statements for the Funds are not included in this statement of additional information as the Funds are new.

                                 CREDIT RATINGS

         Moody's Investors Service, Inc.

                             Preferred Stock Ratings

aaa              An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.
aa               An issue which is rated "aa" is considered a high-grade
                 preferred stock. This rating indicates that there is a
                 reasonable assurance the earnings and asset protection will remain relatively well-maintained in the foreseeable future.
a                An issue which is rated "a" is considered to be an
                 upper-medium-grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.
baa              An issue that which is rated "baa" is considered to be a
                 medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.
ba               An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured.
                 Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.
b                An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.
caa              An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.
ca               An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little
                 likelihood of eventual payments.
c                This is the lowest-rated class of preferred or preference
                 stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.
plus (+) or      Moody's applies numerical modifiers 1, 2, and 3 in each rating classifications
minus (-)        "aa" through "bb" The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                 Debt Ratings - Taxable Debt & Deposits Globally

Aaa Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa               Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective
                 elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.
A                Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper-medium-grade
                 obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa              Bonds which are rated "Baa" are considered as medium-grade obligations, (i.e., they are neither highly protected nor
                 poorly secured). Interest payments and principal security
                 appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba               Bonds which are rated "Ba" are judged to have speculative
                 elements; their future cannot be considered as well-assured.
                 Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B                Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal
                 payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa              Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca               Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C                Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Con.(...)        (This rating applies only to U.S. Tax-Exempt Municipals)
                 Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of the condition.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Prime Rating System - Taxable Debt & Deposits Globally

Moody's short-term issue ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1          Issuers rated Prime-1 (or supporting institution) have a
                 superior ability for repayment of senior short-term debt
                 obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
                 Leading market positions in well-established industries. High rates of return on funds employed.
                 Conservative capitalization structure with moderate reliance on debt and ample asset protection. Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
                 Well-established access to a range of financial markets and assured sources of alternate liquidity.
Prime-2          Issuers rated Prime-2 (or supporting institutions) have a
                 strong ability for repayment of senior short-term debt
                 obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still
                 appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
Prime 3          Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term
                 obligation. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high
                 financial leverage. Adequate alternate liquidity is maintained.
Not Prime        Issuers rated Not Prime do not fall within any of the Prime rating categories.


Standard & Poor's Ratings Services

Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on the following considerations:

1. Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

2. Nature of and provisions of the obligation;

3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

AAA An obligation rated `AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.
AA An obligation rated `AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.
A An obligation rated `A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.
BBB An obligation rated `BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated `BB', `B', `CCC' , `CC' and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

BB An obligation rated `BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposures to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.
B An obligation rated `B' is more vulnerable to nonpayment than obligations rated `BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.
CCC An obligation rated `CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligations.
CC An obligation rated `CC' is currently highly vulnerable to nonpayment.
C A subordinated debt or preferred stock obligation rated `C' is currently highly vulnerable to nonpayment. The `C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A `C' will also be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D An obligation rated `D' is in payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.
Plus (+) or minus (-): The ratings from `AA' to `CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         Short-Term Issue Credit Ratings

A-1 A short-term obligation rated `A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.
A-2 A short-term obligation rated `A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.
A-3 A short-term obligation rated `A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
B A short-term obligation rated `B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.
C A short-term obligation rated `C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.
D A short-term obligation rated `D' is in payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Fitch Ratings

International Long-Term Credit Ratings

Investment Grade

AAA Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.
BBB Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.
B Highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.
CCC,CC,C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD,DD,D Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "D" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

                 Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

International Short-Term Credit Ratings

F1               Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+"
                 to denote any exceptionally strong credit feature.
F2               Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.
F3               Fair credit quality. The capacity for timely payment of
                 financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.
B                Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.
C                High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a
                 sustained, favorable business and economic environment.
D                Default.  Denotes actual or imminent payment default.

Notes

"+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the `AAA' long-term rating category, to categories below `CCC', or to short-term ratings other than `F1'.

Fitch uses the same ratings for municipal securities as described above for Institutional short-Term Credit Ratings.

                                  EXHIBIT A



                                   PBHG FUNDS
                           PBHG INSURANCE SERIES FUND

                             PROXY VOTING GUIDELINES

These Proxy Voting Guidelines (the "Guidelines") are being adopted by the Board of Trustees of the PBHG Funds and the PBHG Insurance Series Fund (collectively, "PBHG" or "PBHG Funds") in accordance with Rule 30b1-4 of the Investment Company Act of 1940, as amended (the "Rule"). PBHG recognizes that proxies have an economic value and in voting proxies, PBHG seeks to maximize the value of our investments and our shareholders' assets. We believe that the voting of proxies is an economic asset that has direct investment implications. Moreover, we believe that each portfolio's investment adviser is in the best position to assess the financial implications presented by proxy issues and the impact a particular vote may have on the value of a security. Consequently, PBHG generally assigns proxy voting responsibilities to the investment manager responsible for the management of each respective PBHG portfolio. In supervising this assignment, the Trustees will periodically review the voting policies of each investment adviser or sub-adviser that manages a PBHG Fund that invests in voting securities. If an investment adviser to a PBHG Fund who invests in voting securities does not have a proxy policy which complies with the relevant portions of the Rule and the proxy voting rule under the Investment Advisers Act of 19401, that adviser will be required to follow these Guidelines.

                  DISCLOSURE OF GENERAL PROXY VOTING GUIDELINES

In evaluating proxy issues, information from various sources may be considered including information from company management, shareholder groups, independent proxy research services, and others. In all cases, however, each proxy vote should be cast in a manner that seeks to maximize the value of the funds' assets.

PBHG's Guidelines as they relate to certain common proxy proposals are summarized below along with PBHG's usual voting practice. As previously noted, an adviser or sub-adviser to PBHG will only be required to follow these Guidelines if they do not have a proxy voting policy which complies with applicable regulatory requirements.


Election of the Board of Directors

   o We generally vote FOR proposals: (1) asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors; (2) that repeal classified boards and seek to elect all directors annually; (3) to restore shareholder ability to remove directors with or without cause; (4) that permit shareholders to elect directors to fill board vacancies; (5) that seek to fix the size of the board; and (6) asking that a majority or more of directors be independent.

--------
1 Rule 206(4)-6 and Rule 204-2 under the Investment Advisers Act of 1940, as amended.

   o We generally vote AGAINST proposals: (1) requiring directors to own a minimum amount of company stock; (2) limiting the tenure of outside directors; (3) to classify the board; (4) that provide that directors may be removed only for cause; (5) that provide that only continuing directors may elect replacements to fill board vacancies; (6) that give management the ability to alter the size of the board without shareholder approval; and (7) requiring two candidates per board seat.

   o We will evaluate on a case-by-case basis: (1) director nominees; (2) proposals requiring that the positions of chairman and CEO be held separately; (3) proposals on director and officer indemnification and liability protections, using Delaware law as the standard; (4) votes in contested elections of directors; and (5) proposals that establish or amend director qualifications.

Approval of Independent Auditors

   o We generally vote FOR proposals: (1) to ratify the selection of auditors and (2) asking for reasonable audit firm rotation.

   o We generally vote AGAINST a proposal to ratify the selection of an auditor if the auditor is deemed to not be independent, fees for non-audit services are excessive or there is reason to believe that an independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

   o We will evaluate on a case-by-case basis proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

Shareholder Rights

   o We generally vote FOR proposals: (1) that remove restrictions on the right of shareholders to act independently of management; (2) to allow or make easier shareholder action by written consent; (3) to lower supermajority shareholder vote requirements; and (4) giving the board the ability to amend the bylaws in addition to shareholders.

   o We generally vote AGAINST proposals: (1) to restrict or prohibit shareholder ability to call special meetings; (2) to restrict or prohibit shareholder ability to take action by written consent; (3) to require a supermajority shareholder vote; and (4) giving the board exclusive authority to amend bylaws.

   o We will evaluate on a case-by-case basis proposals that adopt a fair price provision.

Anti-Takeover Defenses and Voting Related Issues

   o We generally vote for proposals: (1) to adopt confidential voting; (2) by management to change the date/time/location of the annual meeting;
         (3) that ask a company to submit its poison pill for shareholder ratification; (4) to opt out of control share acquisition statutes; (5) to restore voting rights to the control shares; and (6) to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

   o We generally vote AGAINST proposals: (1) to provide management with the authority to adjourn an annual or special meeting; (2) by shareholders to change the date/time/location of the annual meeting; (3) that eliminate cumulative voting; (4) to amend the charter to include control share acquisition provisions; and (5) that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan ("poison pill").

   o We will evaluate on a case-by-case basis: (1) bundled or conditioned proxy proposals; (2) votes to reimburse proxy solicitation expenses;
         (3) votes on advance notice proposals; (4) votes to restore or permit cumulative voting; (5) votes to redeem or ratify a company's poison pill; and (6) proposals to opt in or out of state takeover statutes.

Corporate Governance

   o We generally vote for proposals: (1) to amend bylaws or charters for housekeeping changes; and (2) for reincorporation.

   o We will evaluate on a case-by-case basis proposals to change a company's state of incorporation.

Capital Structure

   o We generally vote FOR proposals to: (1) increase common share authorization for a stock split; (2) implement a reverse stock split;
         (3) authorize preferred stock where the company specifies the rights of such stock and they appear reasonable; (4) reduce the par value of common stock; (5) institute open-market share repurchase plans in which all shareholders may participate in equal terms; (6) approve increases in common stock beyond the allowable increase when a company's shares are in danger of being delisted or there is a going concern issue; and
         (7) create a new class of non-voting or sub-voting common stock.

o We generally vote against proposals: (1) at companies with dual-class capital structures to increase the number of authorized shares that has superior voting rights; (2) to authorize the creation of new classes of blank check preferred stock; (3) to increase the number of blank check preferred stock; and (4) to create a new class of common stock with superior voting rights.

   o We will evaluate on a case-by-case basis proposals: (1) to increase the number of shares of common stock authorized for issue; (2) to implement a reverse stock split that does not proportionately reduce the number of shares authorized for issue; (3) that seek preemptive rights; (4) of a debt restructuring plan; (5) on the creation of tracking stock; (6) regarding conversion of securities; (7) regarding the formation of a holding company; (8) on "going private" transactions; (9) regarding private placements; and (10) on recapitalizations.

Executive and Director Compensation

   o We generally vote FOR proposals: (1) that seek additional disclosure of executive and director pay information; (2) to have golden and tin parachutes submitted for shareholder ratification; (3) that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except where excessive; (4) to implement a 401(k) savings plan for employees; (5) for plans which provide a dollar-for-dollar cash for stock exchange; (6) to eliminate retirement plans for non-employee directors; (7) regarding OBRA-Related Compensation; (8) to put option repricings to a shareholder vote; and
         (9) asking the company to expense stock options.

   o We generally vote AGAINST proposals: (1) seeking to set absolute levels of compensation; and (2) requiring director fees to be paid in stock only.

   o We will evaluate on a case-by-case basis proposals: (1) with respect to compensation plans; (2) seeking approval to reprice options; (3) on employee stock purchase plans; (4) that ratify or cancel golden or tin parachutes; (5) which provide an option of taking all or a portion of cash compensation in the form of stock; (6) for plans which do not provide a dollar-for-dollar cash for stock exchange; (7) advocating the use of performance-based stock options; and (8) all other shareholder proposals regarding executive and director pay.

Mergers and Corporate Restructurings

   o We generally vote FOR proposals to: (1) restore or provide shareholders with rights of appraisal and (2) change the corporate name.

   o We generally vote AGAINST proposals to that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

   o We will evaluate on a case-by-case basis proposals: (1) on mergers and acquisitions; (2) on spin-offs; (3) on asset sales; (4) on asset purchases; (5) on liquidations; (6) on joint ventures; and (7) seeking to maximize shareholder value.

Social and Environmental Issues

   o We generally vote FOR proposals: (1) that seek additional information, particularly when it appears companies have not adequately addressed shareholders' environmental concerns; (2) outlining vendor standards compliance; (3) that report on a company's involvement in spaced-based weaponization; (4) on the company's efforts to diversify the board; (5) outlining the company's affirmative action initiatives; and (6) outlining the company's progress towards the Glass Ceiling Commission's business recommendations.

   o We generally vote AGAINST proposals: (1) to completely phase out genetically modified ingredients (GMOs) from the company's products;
         (2) seeking a report on the health and environmental effects of GMOs;
         (3) requesting reports on a company's policies aimed at curtailing gun violence; (4) seeking stronger tobacco product warnings; (5) prohibiting investment in tobacco equities; (6) asking the company to affirm political nonpartisanship in the workplace; (7) to report or publish in newspapers the company's political contributions; (8) disallowing or restricting the company from making political contributions; (9) requesting a list of company associates that have prior government service and whether such service had a bearing on the company; (10) implementing the China Principles; (11) requesting reports on foreign military sales or offsets; (12) requesting a company to cease production of nuclear weapons; and (13) seeking reports on the diversity efforts of suppliers and service providers.

   o We will evaluate on a case-by-case basis proposals: (1) to phase out the use of animals in product testing; (2) asking the company to implement price restraints on pharmaceutical products; (3) to label GMOs voluntarily; (4) requesting reports outlining the steps necessary to eliminate GMOs; (5) requesting reports on the company's procedures for preventing predatory lending; (6) regarding tobacco; (7) requesting reports outlining potential environmental damage from drilling in the Artic National Wildlife Refuge; (8) to adopt the CERES Principles; (9) to adopt a comprehensive recycling strategy; (10) to invest in renewable energy sources; (11) to review ways to link executive compensation to social factors; (12) on requests for reports detailing the company's operations in a particular country and steps to protect human rights; (13) implementing certain human rights standards; (14) to endorse or increase activity on the MacBride Principles; (15) asking a company to renounce future involvement in antipersonnel landmine and cluster bomb production; (16) requesting the company to increase the diversity of the board; and (17) to amend the company's EEO policy to include sexual orientation.

Other Situations

No Proxy Voting Guideline can anticipate all potential proxy voting issues that may arise. Consequently, other issues that appear on proxies are reviewed on a case-by-case basis and our vote is cast in a manner that we believe is in the best interest of the applicable PBHG Fund and its shareholders.

                              CONFLICTS OF INTEREST

PBHG recognizes that conflicts of interest exist, or may appear to exist, in certain circumstances when voting proxies. Since under normal circumstances the adviser or sub-adviser will be responsible for voting proxies related to securities held in a PBHG Fund, the PBHG Funds themselves will not have a conflict of interest with fund shareholders in the voting of proxies. PBHG expects each adviser and sub-adviser responsible for voting proxies to adopt policies that address the identification of material conflicts of interest that may exist and how such conflicts are to be resolved to ensure that voting decisions are based on what is in the best interest of each respective PBHG Fund and its shareholders and is not influenced by any conflicts of interest that the adviser or sub-adviser may have.

                DISCLOSURE OF PROXY VOTING GUIDELINES AND RECORD

PBHG will fully comply with all applicable disclosure obligations under the Rule. These include the following:

   o Disclosure in shareholder reports that a description of the Fund's Proxy Voting Guideline is available upon request without charge and information about how it can be obtained (e.g. PBHG Fund website, SEC web site, and toll free phone number).

   o Disclosure in the Fund Statement of Additional Information (SAI) the actual policies used to vote proxies.

   o Disclosure in shareholder reports and in the SAI that information regarding how PBHG voted proxies during the most recent twelve month period ended June 30 is available without charge and how such information can be obtained.

PBHG will file all required reports regarding the Fund's actual proxy voting record on Form N-PX on an annual basis as required by the Rule. This voting record will also be made available to shareholders.

PBHG will respond to all requests for guideline descriptions or proxy records within three business days of such request.

                       MAINTENANCE OF PROXY VOTING RECORDS

PBHG's administrator, adviser, and sub-advisers will be responsible for maintaining all appropriate records related to the voting of proxies held in a PBHG Fund as required by the Rule. These records include proxy ballots, share reconciliation reports, recommendation documentation, and other pertinent supporting documentation relating to a particular proxy. Applicable records shall be maintained for a period of six years.

                        REVIEW OF PROXY VOTING GUIDELINE

This guideline as well as the proxy voting guidelines of all advisers and sub-advisers to PBHG will be reviewed at least annually. This review will include, but will not necessarily be limited to, any proxy voting issues that may have arisen or any material conflicts of interest that were identified and the steps that were taken to resolve those conflicts.


DATED: JUNE 2003

                        PILGRIM BAXTER & ASSOCIATES, LTD.

                               PROXY VOTING POLICY


INTRODUCTION


Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter") recognizes that proxies have an economic value. In voting proxies, we seek to maximize the economic value of our clients' assets by casting votes in a manner that we believe to be in the best interest of the affected client(s). Proxies are considered client assets and are managed with the same care, skill and diligence as all other client assets. When voting proxies, we adhere to this Policy and any written guidelines or instructions from our clients. In the event a client's written guidelines or instruction conflict with what is contained in this Policy, the client's written guidelines or instructions will prevail.


PROXY OVERSIGHT COMMITTEE

Pilgrim Baxter has established a Proxy Oversight Committee (the "Committee"), consisting of the Chief Investment Officer, Chief Financial Officer, Chief Administrative Officer, Senior Vice President - Distribution, General Counsel, and Chief Compliance Officer. The Committee is primarily responsible for:


   o Approving Pilgrim Baxter's Proxy Voting Policy (the "Policy") and related Procedures;
   o     Reviewing reports of proxy votes cast;
   o Reviewing proxies that are voted in a manner that is inconsistent with the recommendations of a designated, independent third party proxy research provider;
   o Seeking to identify and properly address material conflicts of interest that may arise in the context of voting proxies;
   o     Reviewing the proxy voting policies of sub-advisers;
   o Acting as a resource for investment personnel on proxy matters when needed.

The Committee has authorized the appointment of an independent third party to provide research on proxy matters and voting recommendations generally consistent with this Policy. The Committee has also authorized the appointment of a Proxy Voting Clerk to coordinate, execute and maintain appropriate records related to the proxy voting process and to maintain records of differences, if any, between this Policy and the actual votes cast.

Pilgrim Baxter's Proxy Voting Policies as they relate to certain common proxy proposals are described below along with our usual voting practices:


Election of the Board of Directors

   o We generally vote FOR proposals: (1) asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors; (2) that repeal classified boards and seek to elect all directors annually; (3) to restore shareholder ability to remove directors with or without cause; (4) that permit shareholders to elect directors to fill board vacancies; (5) that seek to fix the size of the board; and (6) asking that a majority or more of directors be independent.

   o We generally vote AGAINST proposals: (1) requiring directors to own a minimum amount of company stock; (2) limiting the tenure of outside directors; (3) that impose a mandatory retirement age for outside directors; (4) to classify the board; (5) that provide that directors may be removed only for cause; (6) that provide that only continuing directors may elect replacements to fill board vacancies; (7) that give management the ability to alter the size of the board without shareholder approval; and (8) requiring two candidates per board seat.

   o We will evaluate on a case-by-case basis: (1) director nominees; (2) proposals requiring that the positions of chairman and CEO be held separately; (3) proposals on director and officer indemnification and liability protections, using Delaware law as the standard; (4) votes in contested elections of directors; and (5) proposals that establish or amend director qualifications.


Approval of Independent Auditors


   o We generally vote FOR proposals: (1) to ratify the selection of auditors and (2) asking for reasonable audit firm rotation.

   o We generally vote AGAINST a proposal to ratify the selection of an auditor if the auditor is deemed not to be independent, fees for non-audit services are excessive or there is reason to believe that an independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

   o We will evaluate on a case-by-case basis proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

Shareholder Rights


   o We generally vote FOR proposals: (1) that remove restrictions on the right of shareholders to act independently of management; (2) to allow or make easier shareholder action by written consent; (3) to lower supermajority shareholder vote requirements; and (4) giving the board the ability to amend the bylaws in addition to shareholders.

   o We generally vote AGAINST proposals: (1) to restrict or prohibit shareholder ability to call special meetings; (2) to restrict or prohibit shareholder ability to take action by written consent; (3) to require a supermajority shareholder vote; and (4) giving the board exclusive authority to amend bylaws.

   o We will evaluate on a case-by-case basis proposals that adopt a fair price provision.

Anti-Takeover Defenses and Voting Related Issues

   o We generally vote for proposals: (1) to adopt confidential voting; (2) by management to change the date/time/location of the annual meeting;
         (3) that ask a company to submit its poison pill for shareholder ratification; (4) to opt out of control share acquisition statutes; (5) to restore voting rights to the control shares; and (6) to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

   o We generally vote AGAINST proposals: (1) to provide management with the authority to adjourn an annual or special meeting; (2) by shareholders to change the date/time/location of the annual meeting; (3) that eliminate cumulative voting; (4) to amend the charter to include control share acquisition provisions; and (5) that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan ("poison pill").

   o We will evaluate on a case-by-case basis: (1) bundled or conditioned proxy proposals; (2) votes to reimburse proxy solicitation expenses;
         (3) votes on advance notice proposals; (4) votes to restore or permit cumulative voting; (5) votes to redeem or ratify a company's poison pill; and (6) proposals to opt in or out of state takeover statutes.

Corporate Governance

   o We generally vote for proposals: (1) to amend bylaws or charters for housekeeping changes; and (2) for reincorporation.

   o We will evaluate on a case-by-case basis proposals to change a company's state of incorporation.

Capital Structure


   o We generally vote FOR proposals to: (1) increase common share authorization for a stock split; (2) implement a reverse stock split;
         (3) authorize preferred stock where the company specifies the rights of such stock and they appear reasonable; (4) reduce the par value of common stock; (5) institute open-market share repurchase plans in which all shareholders may participate in equal terms; (6) approve increases in common stock beyond the allowable increase when a company's shares are in danger of being delisted or there is a going concern issue; and
         (7) create a new class of non-voting or sub-voting common stock.

   o We generally vote against proposals: (1) at companies with dual-class capital structures to increase the number of authorized shares that have superior voting rights; (2) to authorize the creation of new classes of blank check preferred stock; (3) to increase the number of blank check preferred stock; and (4) to create a new class of common stock with superior voting rights.

   o We will evaluate on a case-by-case basis proposals: (1) to increase the number of shares of common stock authorized for issue; (2) to implement a reverse stock split that does not proportionately reduce the number of shares authorized for issue; (3) that seek preemptive rights; (4) of a debt restructuring plan; (5) on the creation of tracking stock; (6) regarding conversion of securities; (7) regarding the formation of a holding company; (8) on "going private" transactions; (9) regarding private placements; and (10) on recapitalizations.


Executive and Director Compensation


   o We generally vote FOR proposals: (1) that seek additional disclosure of executive and director pay information; (2) to have golden and tin parachutes submitted for shareholder ratification; (3) that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except where excessive; (4) to implement a 401(k) savings plan for employees; (5) for plans which provide a dollar-for-dollar cash for stock exchange; (6) to eliminate retirement plans for non-employee directors; (7) regarding OBRA-Related Compensation; (8) to put option repricings to a shareholder vote; and
         (9) asking the company to expense stock options.

   o We generally vote AGAINST proposals: (1) seeking to set absolute levels of compensation; and (2) requiring director fees to be paid in stock only.

   o We will evaluate on a case-by-case basis proposals: (1) with respect to compensation plans; (2) seeking approval to reprice options; (3) on employee stock purchase plans; (4) that ratify or cancel golden or tin parachutes; (5) which provide an option of taking all or a portion of cash compensation in the form of stock; (6) for plans which do not provide a dollar-for-dollar cash for stock exchange; (7) advocating the use of performance-based stock options; and (8) all other shareholder proposals regarding executive and director pay.

Mergers and Corporate Restructurings

   o We generally vote FOR proposals to: (1) restore or provide shareholders with rights of appraisal and (2) change the corporate name.


   o We generally vote AGAINST proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

   o We will evaluate on a case-by-case basis proposals: (1) on mergers and acquisitions; (2) on spin-offs; (3) on asset sales; (4) on asset purchases; (5) on liquidations; (6) on joint ventures; and (7) seeking to maximize shareholder value.

Social and Environmental Issues


   o We generally vote FOR proposals: (1) that seek additional information, particularly when it appears companies have not adequately addressed shareholders' environmental concerns; (2) outlining vendor standards compliance; (3) on a company's involvement in spaced-based weaponization; (4) on the company's efforts to diversify the board; (5) outlining the company's affirmative action initiatives; and (6) outlining the company's progress towards the Glass Ceiling Commission's business recommendations.

   o We generally vote AGAINST proposals: (1) to completely phase out genetically modified ingredients (GMOs) from the company's products;
         (2) seeking a report on the health and environmental effects of GMOs;
         (3) requesting reports on a company's policies aimed at curtailing gun violence; (4) seeking stronger tobacco product warnings; (5) prohibiting investment in tobacco equities; (6) asking the company to affirm political nonpartisanship in the workplace; (7) to report or publish in newspapers the company's political contributions; (8) disallowing or restricting the company from making political contributions; (9) requesting a list of company associates that have prior government service and whether such service had a bearing on the company; (10) implementing the China Principles; (11) requesting reports on foreign military sales or offsets; (12) requesting a company to cease production of nuclear weapons; (13) seeking reports on the diversity efforts of suppliers and service providers; and (14) to extend company benefits to or eliminate benefits from domestic partners, as benefit decisions should be left to the discretion of the company.

   o We will evaluate on a case-by-case basis proposals: (1) to phase out the use of animals in product testing; (2) asking the company to implement price restraints on pharmaceutical products; (3) to label GMOs voluntarily; (4) requesting reports outlining the steps necessary to eliminate GMOs; (5) requesting reports on the company's procedures for preventing predatory lending; (6) regarding tobacco; (7) requesting reports outlining potential environmental damage from drilling in the Artic National Wildlife Refuge; (8) to adopt the CERES Principles; (9) to adopt a comprehensive recycling strategy; (10) to invest in renewable energy sources; (11) to review ways to link executive compensation to social factors; (12) on requests for reports detailing the company's operations in a particular country and steps to protect human rights; (13) implementing certain human rights standards; (14) to endorse or increase activity on the MacBride Principles; (15) asking a company to renounce future involvement in antipersonnel landmine and cluster bomb production; (16) requesting the company to increase the diversity of the board; and (17) to amend the company's EEO policy to include sexual orientation.

Other Situations

No Proxy Voting Policy can anticipate all potential proxy voting issues that may arise. Consequently, other issues that appear on proxies are reviewed on a case-by-case basis and our vote is cast in a manner that we believe is in the best interest of the affected client(s).

CONFLICT OF INTEREST IDENTIFICATION AND RESOLUTION


Pilgrim Baxter seeks to minimize the potential for conflict by utilizing the services of an independent, third party to provide voting recommendations that are consistent with this Policy as well as relevant requirements of the Employee Retirement Income Security Act of 1974 (ERISA) and the U.S. Department of Labor's interpretations thereof. While it is expected that most proxies will be voted consistent with the research providers recommendation, there may be instances where the investment analyst believes that under the circumstances, an issue should be voted in a manner which differs from the recommended vote. These instances are considered an "Override" and all such overrides must be approved by the Chief Investment Officer (the "CIO") and subsequently reported to the Committee. In approving any such Override, the CIO will use his best judgment to ensure that the spirit of this Policy is being followed and the vote is cast in the best interest of the affected client(s).


In an effort to ensure that material conflicts of interest or potential conflicts of interest have been identified in Override situations, Pilgrim Baxter has developed a Proxy Vote Watch List (the "Watch List"). The Watch List, which is maintained by the Chief Compliance Officer (the "CCO"), summarizes public companies with whom Pilgrim Baxter may have a material conflict of interest with a client in voting a proxy. These may include the following situations:

   o Companies with whom Pilgrim Baxter1 has a material business relationship;
   o Companies where a Pilgrim Baxter employee, or spouse of a Pilgrim Baxter employee, is a senior officer or director or has a material business relationship;
   o Other situations that may arise from time-to-time and will be evaluated based on specific facts and circumstances and added to the List if deemed appropriate.


All Overrides approved by the CIO that related to companies on the Watch List are reviewed by the CCO who may approve the Override in consultation, if needed, with the CIO or the General Counsel. If deemed necessary, the CCO may refer the matter to the Committee for their evaluation and input as to how the conflict of interest should be resolved. If a member of the Committee themselves are the source of the conflict, they will not participate in the decision on how to resolve the conflict or determine how to vote the proxy.

In resolving a conflict, the Committee may decide to take one of the following courses of action: (1) determine that the conflict or potential conflict is not material, (2) request that disclosure be made to clients for whom proxies will be voted to disclose the conflict of interest and the recommended proxy vote and to obtain consent from such clients, (3) engage an independent third party to determine how the proxies should be voted, or (4) take another course of action that, in the opinion of the Committee, adequately addresses the potential for conflict.


--------
1 In this context, we are referring to all matters that may give rise to a potential material conflict for Pilgrim Baxter, including those related to the business activities of its advised and sponsored mutual fund family.

DISCLOSURE TO CLIENTS

Pilgrim Baxter's Form ADV will include a description of this Policy and, upon request, Pilgrim Baxter will provide clients a copy of the complete Policy. Pilgrim Baxter will also provide to clients, upon request, information on how their securities were voted.

DATED: 6/2003

                             PROXY VOTING PROCEDURES

RECONCILIATION PROCESS

Upon Pilgrim Baxter's receipt of proxy materials, the Proxy Voting Clerk reconciles the number of shares to be voted as of the record date set forth in the proxy materials against the number of shares as of the record date set forth in Pilgrim Baxter's records. Because Pilgrim Baxter is committed to resolving all share number discrepancies, the Proxy Voting Clerk uses every reasonable effort to reconcile any share number discrepancy with the appropriate custodian bank. If Pilgrim Baxter no longer holds shares in the company on whose behalf proxy votes are being solicited, the Proxy Voting Clerk does not vote those proxies.

VOTING IDENTIFIED PROXIES

A proxy is identified when it is reported through a third party vendor's automated system or when a custodian bank notifies Pilgrim Baxter of its existence. As a general rule, the Proxy Voting Clerk votes all U.S. and non-U.S. proxies to which Pilgrim Baxter is entitled to vote that are identified within the solicitation period. Consistent with Department of Labor Interpretative Bulleting 94-2 relating to ERISA proxy voting, Pilgrim Baxter may apply a cost-benefit analysis to determine whether to vote a non-U.S. proxy. For example, if Pilgrim Baxter is required to re-register shares of a company in order to vote a proxy and that re-registration process imposes trading and transfer restrictions on the shares, commonly referred to as "blocking," the Proxy Voting Clerk generally abstains from voting that proxy. Although not necessarily an exhaustive list, other instances in which Pilgrim Baxter may be unable or may determine not to vote a proxy are as follows: (1) situations where the underlying securities have been lent out pursuant to a client's securities lending program; (2) instances when proxy materials are not delivered in a manner that provides sufficient time to analyze the proxy and make an informed decision by the voting deadline.

PROXY VOTING PROCEDURE

The Proxy Voting Clerk generally votes proxies, as follows:

   (a) The Proxy Voting Clerk prints the Proxy Analysis Report. This report is a compilation of "FOR", "AGAINST", "ABSTAIN", and "WITHHOLD" recommendations received from the third party proxy research provider with respect to the issues on a particular proxy;


   (b) The Proxy Voting Clerk sends the Proxy Analysis Report to the research analyst who covers the company for his/her review;

   (c) In reviewing the recommendations to determine how to vote the proxy in the best interest of clients, the research analyst may consider information from various sources, such as a portfolio manager, another research analyst, management of the company conducting the proxy, shareholder groups, and other relevant sources;

   (d) If the analyst is voting all items on the ballot in a manner that is consistent with the proxy research provider's recommendations, he/she checks the appropriate box on the Proxy Voting Materials cover sheet, signs where indicated and returns it to the Proxy Voting Clerk. In instances where the analyst disagrees with the research provider's recommended vote and decides to vote an item differently, the analyst's recommended vote will be considered an "Override". All Overrides must be discussed with, and approved by, the CIO. Both the CIO and the analyst must sign the Proxy Voting Materials cover sheet and return it to the Proxy Voting Clerk with a brief explanation that documents the rationale for their decision;

   (e) The Proxy Voting Clerk compiles all overridden recommendations in a Proxy Vote Override Report. The Overrides are then compared to the Proxy Vote Watch List to identify potential conflict situations.

   (f) If a proxy being overridden is a company on the Proxy Vote Watch List, the Proxy Voting Clerk will promptly forward the proxy to the Chief Compliance Officer (CCO). The CCO reviews the Overrides and may confirm the Overrides in consultation with the CIO or the General Counsel. In instances where a potential conflict of interest has been identified that may be material, the CCO may refer the matter to the full Committee for their evaluation and input as to how the conflict of interest should be resolved.

   (g) Upon resolution by the Committee or otherwise, the CCO will return the Proxy Override Report to the Proxy Voting Clerk indicating how the matter should be voted.

         The Proxy Voting Clerk votes the proxies as instructed in the Proxy Analysis Report and the Proxy Vote Override Report; and

   (i) The Proxy Voting Clerk prepares a Proxy Voting Record Report for the Committee on a periodic basis. The Proxy Voting Record Report includes all proxies that were voted during a period of time. The Proxy Voting Clerk also prepares a Proxy Override Summary Report that documents all vote recommendations received from the proxy research provider that were overridden during the period. These reports are periodically reviewed by the Committee.

MAINTENANCE OF PROXY VOTING RECORDS


The following records are maintained for a period of six years, with records being maintained for the first two years on site:

   o     These policy and procedures, and any amendments thereto;
   o     Each proxy statement (maintained on a third party automated system);
   o Record of each vote cast (maintained on a third party automated system);
   o Documentation, if any, created by Pilgrim Baxter that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for a decision;
   o     Various reports prepared according to the above procedures; and
   o Each written client request for information and a copy of any written response by Pilgrim Baxter to a client's written or oral request for information.


DATED: 6/2003

                               ANALYTIC INVESTORS

                        PROXY VOTING POLICY AND PROCEDURE


         Analytic Investors assumes a fiduciary responsibility to vote proxies in the best interest of its clients. In addition, with respect to benefit plans under the Employee Retirement Income Securities Act (ERISA), Analytic Investors acknowledges its responsibility as a fiduciary to vote proxies prudently and solely in the best interest of plan participants and beneficiaries. So that it may fulfill these fiduciary responsibilities to clients, Analytic Investors has adopted and implemented these written policies and procedures reasonably designed to ensure that it votes proxies in the best interest of clients.


Proxy Oversight Committee
         Analytic Investors acknowledges that it has a duty of care to its clients that requires it to monitor corporate events and vote client proxies. Analytic Investors has established a Proxy Oversight Committee (the "Committee"), to oversee the proxy voting process. The Committee consists of the Chief Investment Officer, the Compliance Officer, and the Proxy Coordinator. The Committee seeks to develop, recommend, and monitor policies governing proxy voting. The adopted guidelines for proxy voting have been developed to be consistent, wherever possible, with enhancing long-term shareholder value and leading corporate governance practices. Analytic Investors has a policy not to be unduly influenced by representatives of management or any public interest or other outside groups when voting proxies. To this end, Analytic Investors has contracted with an independent proxy voting service (the "Proxy Service").


Proxy Voting Service
         The role of the Proxy Service includes researching proxy matters, executing the voting process, maintaining a record of all proxies voted on behalf of Analytic Investors, advising Analytic Investors of any material conflicts of interest (see below), and providing Analytic Investors with documentation of the voting record. Analytic Investors has opted to delegate all proxy voting to the Proxy Service except for those instances when a conflict of interest (see below) prevents the Proxy Service from voting according to its guidelines. A copy of the voting policy guidelines of the Proxy Service is attached.

Conflicts of Interest
          Occasions may arise during the voting process in which the best interest of clients might conflict with the Proxy Service's interests. A conflict of interest would generally include (i) business relationships where the Proxy Service has a substantial business relationship with, or is actively soliciting business from, a company soliciting proxies, or (ii) personal or family relationships whereby an employee of the Proxy Service has a family member or other personal relationship that is affiliated with a company soliciting proxies, such as a spouse who serves as a director of a public company, or (iii) if a substantial business relationship exists with a proponent or opponent of a particular initiative.
         At times of such conflict of interest, the Proxy Service will recuse itself from voting a proxy and notify the Analytic Investors Proxy Coordinator. Upon notification the Proxy Service's recusal from voting, Analytic Investors' Proxy Coordinator will prepare a report to the Proxy Committee that identifies
(i) the details of the conflict of interest, (ii) whether or not the conflict is material; and (iii) procedures to ensure that Analytic Investors makes proxy voting decisions based on the best interest of clients, and (iv) a copy of the voting guidelines of the Proxy Service. At least two members of Analytic Investors' Proxy Committee will then vote the proxy, adhering to the original voting policy guidelines provided by the Proxy Service. Analytic Investors' Proxy Committee will not override the voting guidelines of the Proxy Service. A record of the voting by the Proxy Committee will be retained by the Proxy Coordinator.


Voting Guidelines
         Analytic Investors has reviewed the Proxy Service's voting recommendations and have determined that the policy provides guidance in the best interest of our clients. A copy of these guidelines is attached.


Proxy Voting Record
         The Proxy Coordinator will maintain a record containing the following information regarding the voting of proxies: (i) the name of the issuer, (ii) the CUSIP number, (iii) the shareholder meeting date, (iv) number of shares voted, (v) a brief description of the matter brought to vote; (vi) whether the proposal was submitted by management or a shareholder, (vii) how the Service voted the proxy (for, against, abstained), and (viii) whether the proxy was voted for or against management.

Obtaining a Voting Proxy Report
         Clients may request a copy of the guidelines governing proxy voting and/or a report on how their individual securities were voted by calling Analytic Investors' Proxy Coordinator at 1-800-618-1872. The report will be provided free of charge.


Recordkeeping
         Pursuant to Rule 204-2 of the Investment Advisers Act of 1940, Analytic Investors will maintain the following records for five years in an easily accessible place, the first two years in its office:

     o Analytic Investors' proxy voting policies and procedures, as well as the voting guidelines of the Proxy Service
     o Proxy statements received regarding client securities (proxy statements filed via EDGAR will not be separately maintained by Analytic Investors)
     o   Records of votes cast on behalf of clients
     o   Records of written client requests for voting information
     o Records of written responses from Analytic Investors to both written and verbal client requests
     o Any other documents prepared that were material to Analytic Investors' decision to vote a proxy or that memorialized the basis for the decision.

ISS PROXY VOTING
GUIDELINES
SUMMARY

The following is a condensed version of all proxy voting recommendations contained in The ISS Proxy Voting Manual.

1. OPERATIONAL ITEMS

ADJOURN MEETING
Generally vote AGAINST proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

AMEND QUORUM REQUIREMENTS
Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

AMEND MINOR BYLAWS
Vote FOR bylaw or charter changes that are of a housekeeping nature (updates or corrections).

CHANGE COMPANY NAME
Vote FOR proposals to change the corporate name.

CHANGE DATE, TIME, OR LOCATION OF ANNUAL MEETING
Vote FOR management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable.
Vote AGAINST shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

RATIFYING AUDITORS
Vote FOR proposals to ratify auditors, unless any of the following apply:
   o An auditor has a financial interest in or association with the company, and is therefore not independent
   o Fees for non-audit services are excessive, or
   o There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.
Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.
Vote FOR shareholder proposals asking for audit firm rotation, unless the rotation period is so short (less than five years) that it would be unduly burdensome to the company.

TRANSACT OTHER BUSINESS
Vote AGAINST proposals to approve other business when it appears as voting item.

2. BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS
Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance relative to a market index, directors' investment in the company, whether the chairman is also serving as CEO, and whether a retired CEO sits on the board. However, there are some actions by directors that should result in votes being withheld. These instances include directors who:

  o Attend less than 75 percent of the board and committee meetings without a valid excuse
  o Implement or renew a dead-hand or modified dead-hand poison pill
  o Ignore a shareholder proposal that is approved by a majority of the shares outstanding
  o Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years
  o Failed to act on takeover offers where the majority of the shareholders tendered their shares
  o Are inside directors or affiliated outsiders and sit on the audit, compensation, or nominating committees
  o Are inside directors or affiliated outsiders and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees
  o Are audit committee members and the non-audit fees paid to the auditor are excessive.

In addition, directors who enacted egregious corporate governance policies or failed to replace management as appropriate would be subject to recommendations to withhold votes.

AGE LIMITS
Vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors.

BOARD SIZE
Vote FOR proposals seeking to fix the board size or designate a range for the board size. Vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

CLASSIFICATION/DECLASSIFICATION OF THE BOARD
Vote AGAINST proposals to classify the board.
Vote FOR proposals to repeal classified boards and to elect all directors annually.

CUMULATIVE VOTING
Vote AGAINST proposals to eliminate cumulative voting.
Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION
Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard. Vote AGAINST proposals to eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care.
Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.
Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if both of the following apply:
   o The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and
   o Only if the director's legal expenses would be covered.

ESTABLISH/AMEND NOMINEE QUALIFICATIONS
Vote CASE-BY-CASE on proposals that establish or amend director qualifications. Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.
Vote AGAINST shareholder proposals requiring two candidates per board seat.

FILLING VACANCIES/REMOVAL OF DIRECTORS
Vote AGAINST proposals that provide that directors may be removed only for cause.
Vote FOR proposals to restore shareholder ability to remove directors with or without cause.
Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.
Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)
Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, the following factors should be taken into account in determining whether the proposal warrants support:

o Designated lead director appointed from the ranks of the independent board members with clearly delineated duties
o Majority of independent directors on board
o All-independent key committees
o Committee chairpersons nominated by the independent directors
o CEO performance reviewed annually by a committee of outside directors
o Established governance guidelines
o Company performance.

MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES
Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.
Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

STOCK OWNERSHIP REQUIREMENTS
Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

TERM LIMITS
Vote AGAINST shareholder proposals to limit the tenure of outside directors.

3. PROXY CONTESTS

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS
Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the following factors:
o Long-term financial performance of the target company relative to its industry; management's track record
o Background to the proxy contest
o Qualifications of director nominees (both slates)
o Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

REIMBURSING PROXY SOLICITATION EXPENSES
Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

CONFIDENTIAL VOTING
Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived. Vote FOR management proposals to adopt confidential voting.

4. ANTITAKEOVER DEFENSES AND VOTING RELATED ISSUES

ADVANCE NOTICE REQUIREMENTS FOR SHAREHOLDER PROPOSALS/NOMINATIONS
Votes on advance notice proposals are determined on a CASE-BY-CASE basis, giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

AMEND BYLAWS WITHOUT SHAREHOLDER CONSENT
Vote AGAINST proposals giving the board exclusive authority to amend the bylaws. Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.

POISON PILLS
Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.
Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill.
Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT
Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.
Vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS
Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.
Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SUPERMAJORITY VOTE REQUIREMENTS
Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.

5. MERGERS AND CORPORATE RESTRUCTURINGS

APPRAISAL RIGHTS
Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

ASSET PURCHASES
Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:
  o Purchase price o Fairness opinion
  o Financial and strategic benefits
  o How the deal was negotiated
  o Conflicts of interest
  o Other alternatives for the business
  o Noncompletion risk.

ASSET SALES
Votes on asset sales should be determined on a CASE-BY-CASE basis, considering the following factors:
  o Impact on the balance sheet/working capital
  o Potential elimination of diseconomies
  o Anticipated financial and operating benefits
  o Anticipated use of funds
  o Value received for the asset
  o Fairness opinion
  o How the deal was negotiated
  o Conflicts of interest.

BUNDLED PROPOSALS
Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, vote against the proposals. If the combined effect is positive, support such proposals.

CONVERSION OF SECURITIES
Votes on proposals regarding conversion of securities are determined on a CASE-BY-CASE basis. When evaluating these proposals the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.

Vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

CORPORATE REORGANIZATION/DEBT RESTRUCTURING/PREPACKAGED
BANKRUPTCY PLANS/REVERSE LEVERAGED BUYOUTS/WRAP PLANS
Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a CASE-BY-CASE basis, taking into consideration the following:
  o Dilution to existing shareholders' position
  o Terms of the offer
  o Financial issues
  o Management's efforts to pursue other alternatives
  o Control issues
  o Conflicts of interest.
Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

FORMATION OF HOLDING COMPANY
Votes on proposals regarding the formation of a holding company should be determined on a CASE-BY-CASE basis, taking into consideration the following:
  o The reasons for the change
  o Any financial or tax benefits
  o Regulatory benefits
  o Increases in capital structure
  o Changes to the articles of incorporation or bylaws of the company.

Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:
  o Increases in common or preferred stock in excess of the allowable maximum as calculated by the ISS Capital Structure model
  o Adverse changes in shareholder rights

GOING PRIVATE TRANSACTIONS (LBOS AND MINORITY SQUEEZEOUTS)
Vote going private transactions on a CASE-BY-CASE basis, taking into account the following: offer price/premium, fairness opinion, how the deal was negotiated, conflicts of interest, other alternatives/offers considered, and noncompletion risk.

JOINT VENTURES
Votes CASE-BY-CASE on proposals to form joint ventures, taking into account the following: percentage of assets/business contributed, percentage ownership, financial and strategic benefits, governance structure, conflicts of interest, other alternatives, and noncompletion risk.

LIQUIDATIONS
Votes on liquidations should be made on a CASE-BY-CASE basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.
Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.

Mergers and Acquisitions/Issuance of Shares to Facilitate Merger or
Acquisition
Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis, determining whether the transaction enhances shareholder value by giving consideration to the following:
  o Prospects of the combined company, anticipated financial and operating benefits
  o Offer price
  o Fairness opinion
  o How the deal was negotiated
  o Changes in corporate governance
  o Change in the capital structure
  o Conflicts of interest.

PRIVATE PLACEMENTS/WARRANTS/CONVERTIBLE DEBENTURES
Votes on proposals regarding private
placements should be determined on a CASE-BY-CASE basis. When evaluating these proposals the investor should review: dilution to existing shareholders' position, terms of the offer, financial issues, management's efforts to pursue other alternatives, control issues, and conflicts of interest. Vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

SPINOFFS
Votes on spinoffs should be considered on a CASE-BY-CASE basis depending on:
  o Tax and regulatory advantages
  o Planned use of the sale proceeds
  o Valuation of spinoff
  o Fairness opinion
  o Benefits to the parent company
  o Conflicts of interest
  o Managerial incentives
  o Corporate governance changes
  o Changes in the capital structure.

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VALUE MAXIMIZATION PROPOSALS
Vote CASE-BY-CASE on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders. These proposals should be evaluated based on the following factors: prolonged poor performance with no turnaround in sight, signs of entrenched board and management, strategic plan in place for improving value, likelihood of receiving reasonable value in a sale or dissolution, and whether company is actively exploring its strategic options, including retaining a financial advisor.

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6. STATE OF INCORPORATION

CONTROL SHARE ACQUISITION
Provisions Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders. Vote AGAINST proposals to amend the charter to include control share acquisition provisions.
Vote FOR proposals to restore voting rights to the control shares.

CONTROL SHARE CASHOUT PROVISIONS
Vote FOR proposals to opt out of control share cashout statutes.

DISGORGEMENT PROVISIONS
Vote FOR proposals to opt out of state disgorgement provisions.

FAIR PRICE PROVISIONS
Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.
Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

FREEZEOUT PROVISIONS
Vote FOR proposals to opt out of state freezeout provisions.

GREENMAIL
Vote FOR proposals to adopt antigreenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments. Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

REINCORPORATION PROPOSALS
Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.
Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

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STAKEHOLDER PROVISIONS
Vote AGAINST proposals that ask the board to consider nonshareholder constituencies or other nonfinancial effects when evaluating a merger or business combination.

STATE ANTITAKEOVER STATUTES
Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

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7. CAPITAL STRUCTURE

ADJUSTMENTS TO PAR VALUE OF COMMON STOCK
Vote FOR management proposals to reduce the par value of common stock.

COMMON STOCK AUTHORIZATION
Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.
Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.
Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.


DUAL-CLASS STOCK
Vote AGAINST proposals to create a new class of common stock with superior voting rights.
Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:
  o It is intended for financing purposes with minimal or no dilution to current shareholders
  o It is not designed to preserve the voting power of an insider or significant shareholder

ISSUE STOCK FOR USE WITH RIGHTS PLAN
Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

PREEMPTIVE RIGHTS
Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.

PREFERRED STOCK
Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).
Vote FOR proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense).

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

Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.
Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.
Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

RECAPITALIZATION
Votes CASE-BY-CASE on recapitalizations (reclassifications of securities), taking into account the following: more simplified capital structure, enhanced liquidity, fairness of conversion terms, impact on voting power and dividends, reasons for the reclassification, conflicts of interest, and other alternatives considered.

REVERSE STOCK SPLITS
Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.
Vote FOR management proposals to implement a reverse stock split to avoid delisting.
Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a CASE-BY-CASE basis using a model developed by ISS.

SHARE REPURCHASE PROGRAMS
Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS
Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined using a model developed by ISS.

TRACKING STOCK
Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis, weighing the strategic value of the transaction against such factors as: adverse governance changes, excessive increases in authorized capital stock, unfair method of distribution, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives such as spinoff.

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8. EXECUTIVE AND DIRECTOR COMPENSATION

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

Our model determines a company-specific allowable pool of shareholder wealth that may be transferred from the company to executives, adjusted for:
  o Long-term corporate performance (on an absolute basis and relative to a standard industry peer group and an appropriate market index),
  o Cash compensation, and
  o Categorization of the company as emerging, growth, or mature.
These adjustments are pegged to market capitalization. ISS will continue to examine other features of proposed pay plans such as administration, payment terms, plan duration, and whether the administering committee is permitted to reprice underwater stock options without shareholder approval.

DIRECTOR COMPENSATION
Votes on compensation plans for directors are determined on a CASE-BY-CASE basis, using a proprietary, quantitative model developed by ISS.

STOCK PLANS IN LIEU OF CASH
Votes for plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a CASE-BY-CASE basis.
Vote FOR plans which provide a dollar-for-dollar cash for stock exchange.
Votes for plans which do not provide a dollar-for-dollar cash for stock exchange should be determined on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS.

DIRECTOR RETIREMENT PLANS
Vote AGAINST retirement plans for nonemployee directors.
Vote FOR shareholder proposals to eliminate retirement plans for nonemployee directors.


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

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS
Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

  o Historic trading patterns
  o Rationale for the repricing
  o Value-for-value exchange
  o Option vesting
  o Term of the option
  o Exercise price
  o Participation.

EMPLOYEE STOCK PURCHASE PLANS
Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.
Vote FOR employee stock purchase plans where all of the following apply:
  o Purchase price is at least 85 percent of fair market value
  o Offering period is 27 months or less, and
  o Potential voting power dilution (VPD) is ten percent or less.
Vote AGAINST employee stock purchase plans where any of the following apply:
  o Purchase price is less than 85 percent of fair market value, or
  o Offering period is greater than 27 months, or
  o VPD is greater than ten percent

INCENTIVE BONUS PLANS AND TAX DEDUCTIBILITY PROPOSALS (OBRA-RELATED COMPENSATION PROPOSALS)
Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m).
Vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.
Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) should be considered on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS.
Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)
Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares.)

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

401(K) EMPLOYEE BENEFIT PLANS
Vote FOR proposals to implement a 401(k) savings plan for employees.

SHAREHOLDER PROPOSALS REGARDING EXECUTIVE AND DIRECTOR PAY
Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.
Vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.
Vote AGAINST shareholder proposals requiring director fees be paid in stock only.
Vote FOR shareholder proposals to put option repricings to a shareholder vote. Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

OPTION EXPENSING
Generally vote FOR shareholder proposals asking the company to expense stock options, unless the company has already publicly committed to expensing options by a specific date.

PERFORMANCE-BASED STOCK OPTIONS
Vote CASE-BY-CASE on shareholder proposals advocating the use of performance-based stock options (indexed, premium-priced, and performance-vested options), taking into account:
  o Whether the proposal mandates that all awards be performance-based
  o Whether the proposal extends beyond executive awards to those of lower-ranking employees
  o Whether the company's stock-based compensation plans meet ISS's SVT criteria and do not violate our repricing guidelines

GOLDEN AND TIN PARACHUTES
Vote FOR shareholder proposals to require golden and tin parachutes (executive severance agreements) to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.
Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden or tin parachutes. An acceptable parachute should include the following:
  o The parachute should be less attractive than an ongoing employment opportunity with the firm
  o The triggering mechanism should be beyond the control of management
  o The amount should not exceed three times base salary plus guaranteed benefits

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9. SOCIAL AND ENVIRONMENTAL ISSUES

CONSUMER ISSUES AND PUBLIC SAFETY

ANIMAL RIGHTS

Vote CASE-BY-CASE on proposals to phase out the use of animals in product testing, taking into account:
  o The nature of the product and the degree that animal testing is necessary or federally mandated (such as medical products),
  o The availability and feasibility of alternatives to animal testing to ensure product safety, and
  o The degree that competitors are using animal-free testing.

Generally vote FOR proposals seeking a report on the company's animal welfare standards unless:
  o The company has already published a set of animal welfare standards and monitors compliance
  o The company's standards are comparable to or better than those of peer firms, and
  o There are no serious controversies surrounding the company's treatment of animals

DRUG PRICING

Vote CASE-BY-CASE on proposals asking the company to implement price restraints on pharmaceutical products, taking into account:
  o Whether the proposal focuses on a specific drug and region
  o Whether the economic benefits of providing subsidized drugs (e.g., public goodwill) outweigh the costs in terms of reduced profits, lower R&D spending, and harm to competitiveness
  o The extent that reduced prices can be offset through the company's marketing budget without affecting R&D spending
  o Whether the company already limits price increases of its products
  o Whether the company already contributes life-saving pharmaceuticals to the needy and Third World countries
  o The extent that peer companies implement price restraints


GENETICALLY MODIFIED FOODS

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


Vote CASE-BY-CASE on proposals to label genetically modified (GMO) ingredients voluntarily in the company's products, or alternatively to provide interim labeling and eventually eliminate GMOs, taking into account:

  o The costs and feasibility of labeling and/or phasing out
  o The nature of the company's business and the proportion of it affected by the proposal
  o The proportion of company sales in markets requiring labeling or GMO-free products
  o The extent that peer companies label or have eliminated GMOs
  o Competitive benefits, such as expected increases in consumer demand for the company's products
  o The risks of misleading consumers without federally mandated, standardized labeling
  o Alternatives to labeling employed by the company.

Vote FOR proposals asking for a report on the feasibility of labeling products containing GMOs.

Vote AGAINST proposals to completely phase out GMOs from the company's products. Such resolutions presuppose that there are proven health risks to GMOs--an issue better left to federal regulators--which outweigh the economic benefits derived from biotechnology.

Vote CASE-BY-CASE on reports outlining the steps necessary to eliminate GMOs from the company's products, taking into account:

  o The relevance of the proposal in terms of the company's business and the proportion of it affected by the resolution
  o The extent that peer companies have eliminated GMOs
  o The extent that the report would clarify whether it is viable for the company to eliminate GMOs from its products
  o Whether the proposal is limited to a feasibility study or additionally seeks an action plan and timeframe actually to phase out GMOs
  o The percentage of revenue derived from international operations, particularly in Europe, where GMOs are more regulated.

Vote AGAINST proposals seeking a report on the health and environmental effects of GMOs and the company's strategy for phasing out GMOs in the event they become illegal in the United States. Studies of this sort are better undertaken by regulators and the scientific community. If made illegal in the United States, genetically modified crops would automatically be recalled and phased out.

HANDGUNS
Generally vote AGAINST requests for reports on a company's policies aimed at curtailing gun violence in the United States unless the report is confined to product safety information. Criminal misuse of firearms is beyond company control and instead falls within the purview of law enforcement agencies.


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PREDATORY LENDING

Vote CASE-BY CASE on requests for reports on the company's procedures for preventing predatory lending, including the establishment of a board committee for oversight, taking into account:

  o Whether the company has adequately disclosed mechanisms in place to prevent abusive lending practices
  o Whether the company has adequately disclosed the financial risks of its subprime business
  o Whether the company has been subject to violations of lending laws or serious lending controversies
  o Peer companies' policies to prevent abusive lending practices.

TOBACCO

Most tobacco-related proposals should be evaluated on a CASE-BY-CASE basis, taking into account the following factors:

Second-hand smoke:
  o Whether the company complies with all local ordinances and regulations
  o The degree that voluntary restrictions beyond those mandated by law might hurt the company's competitiveness
  o The risk of any health-related liabilities.

Advertising to youth:
  o Whether the company complies with federal, state, and local laws on the marketing of tobacco or if it has been fined for violations
  o Whether the company has gone as far as peers in restricting advertising
  o Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth
  o Whether restrictions on marketing to youth extend to foreign countries

Cease production of tobacco-related products or avoid selling products to tobacco companies:
  o The percentage of the company's business affected
  o The economic loss of eliminating the business versus any potential tobacco-related liabilities.

Spinoff tobacco-related businesses:
  o The percentage of the company's business affected
  o The feasibility of a spinoff
  o Potential future liabilities related to the company's tobacco business.

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

Stronger product warnings:
Vote AGAINST proposals seeking stronger product warnings. Such decisions are better left to public health authorities.

Investment in tobacco stocks:
Vote AGAINST proposals prohibiting investment in tobacco equities. Such decisions are better left to portfolio managers.


ENVIRONMENT AND ENERGY

ARCTIC NATIONAL WILDLIFE REFUGE

Vote CASE-BY-CASE on reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR), taking into account:

  o Whether there are publicly available environmental impact reports;
  o Whether the company has a poor environmental track record, such as violations of federal and state regulations or accidental spills; and
  o The current status of legislation regarding drilling in ANWR.

CERES PRINCIPLES

Vote CASE-BY-CASE on proposals to adopt the CERES Principles, taking into account:

  o The company's current environmental disclosure beyond legal requirements, including environmental health and safety (EHS) audits and reports that may duplicate CERES
  o The company's environmental performance record, including violations of federal and state regulations, level of toxic emissions, and accidental spills
  o Environmentally conscious practices of peer companies, including endorsement of CERES
  o Costs of membership and implementation.

ENVIRONMENTAL REPORTS

Generally vote FOR requests for reports disclosing the company's environmental policies unless it already has well-documented environmental management systems that are available to the public.

GLOBAL WARMING

Generally vote FOR reports on the level of greenhouse gas emissions from the company's operations and products, unless the report is duplicative of the company's current environmental disclosure and reporting or is not integral to the company's line of business. However, additional reporting may be warranted if:

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

  o The company's level of disclosure lags that of its competitors, or
  o The company has a poor environmental track record, such as violations of federal and state regulations.

RECYCLING

Vote CASE-BY-CASE on proposals to adopt a comprehensive recycling strategy, taking into account:

  o The nature of the company's business and the percentage affected
  o The extent that peer companies are recycling
  o The timetable prescribed by the proposal
  o The costs and methods of implementation
  o Whether the company has a poor environmental track record, such as violations of federal and state regulations.

RENEWABLE ENERGY

Vote CASE-BY-CASE on proposals to invest in renewable energy sources, taking into account:

  o The nature of the company's business and the percentage affected
  o The extent that peer companies are switching from fossil fuels to cleaner sources
  o The timetable and specific action prescribed by the proposal
  o The costs of implementation
  o The company's initiatives to address climate change

Generally vote FOR requests for reports on the feasibility of developing renewable energy sources, unless the report is duplicative of the company's current environmental disclosure and reporting or is not integral to the company's line of business.


GENERAL CORPORATE ISSUES

LINK EXECUTIVE COMPENSATION TO SOCIAL PERFORMANCE

Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities. Such resolutions should be evaluated in the context of:

  o The relevance of the issue to be linked to pay

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

  o The degree that social performance is already included in the company's pay structure and disclosed
  o The degree that social performance is used by peer companies in setting pay
  o Violations or complaints filed against the company relating to the particular social performance measure
  o Artificial limits sought by the proposal, such as freezing or capping executive pay
  o Independence of the compensation committee
  o Current company pay levels.

CHARITABLE/POLITICAL CONTRIBUTIONS

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

  o The company is in compliance with laws governing corporate political activities, and
  o The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and not coercive.

Vote AGAINST proposals to report or publish in newspapers the company's political contributions. Federal and state laws restrict the amount of corporate contributions and include reporting requirements.

Vote AGAINST proposals disallowing the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring contributions can put the company at a competitive disadvantage.

Vote AGAINST proposals restricting the company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company.

Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

LABOR STANDARDS AND HUMAN RIGHTS

CHINA PRINCIPLES

Vote AGAINST proposals to implement the China Principles unless:

  o There are serious controversies surrounding the company's China operations, and

  o The company does not have a code of conduct with standards similar to those promulgated by the International Labor Organization (ILO).

COUNTRY-SPECIFIC HUMAN RIGHTS REPORTS

Vote CASE-BY-CASE on requests for reports detailing the company's operations in a particular country and steps to protect human rights, based on:

  o The nature and amount of company business in that country
  o The company's workplace code of conduct
  o Proprietary and confidential information involved
  o Company compliance with U.S. regulations on investing in the country
  o Level of peer company involvement in the country.

INTERNATIONAL CODES OF CONDUCT/VENDOR STANDARDS

Vote CASE-BY-CASE on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring. In evaluating these proposals, the following should be considered:

  o The company's current workplace code of conduct or adherence to other global standards and the degree they meet the standards promulgated by the proponent
  o Agreements with foreign suppliers to meet certain workplace standards
  o Whether company and vendor facilities are monitored and how
  o Company participation in fair labor organizations
  o Type of business
  o Proportion of business conducted overseas
  o Countries of operation with known human rights abuses
  o Whether the company has been recently involved in significant labor and human rights controversies or violations
  o Peer company standards and practices
  o Union presence in company's international factories

Generally vote FOR reports outlining vendor standards compliance unless any of the following apply:

  o The company does not operate in countries with significant human rights violations
  o The company has no recent human rights controversies or violations, or
  o The company already publicly discloses information on its vendor standards compliance.

MACBRIDE PRINCIPLES

Vote CASE-BY-CASE on proposals to endorse or increase activity on the MacBride Principles, taking into account:

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

  o Company compliance with or violations of the Fair Employment Act of 1989
  o Company antidiscrimination policies that already exceed the legal requirements
  o The cost and feasibility of adopting all nine principles
  o The cost of duplicating efforts to follow two sets of standards (Fair Employment and the MacBride Principles)
  o The potential for charges of reverse discrimination
  o The potential that any company sales or contracts in the rest of the United Kingdom could be negatively impacted
  o The level of the company's investment in Northern Ireland
  o The number of company employees in Northern Ireland
  o The degree that industry peers have adopted the MacBride Principles
  o Applicable state and municipal laws that limit contracts with companies that have not adopted the MacBride Principles.

MILITARY BUSINESS

FOREIGN MILITARY SALES/OFFSETS

Vote AGAINST reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.

LANDMINES AND CLUSTER BOMBS

Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in antipersonnel landmine production, taking into account:

  o Whether the company has in the past manufactured landmine components
  o Whether the company's peers have renounced future production

Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in cluster bomb production, taking into account:

  o What weapons classifications the proponent views as cluster bombs
  o Whether the company currently or in the past has manufactured cluster bombs or their components
  o The percentage of revenue derived from cluster bomb manufacture
  o Whether the company's peers have renounced future production

NUCLEAR WEAPONS

Vote AGAINST proposals asking a company to cease production of nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Components and delivery systems serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company's business.

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


SPACED-BASED WEAPONIZATION

Generally vote FOR reports on a company's involvement in spaced-based weaponization unless:

  o The information is already publicly available or
  o The disclosures sought could compromise proprietary information.

WORKPLACE DIVERSITY

BOARD DIVERSITY

Generally vote FOR reports on the company's efforts to diversify the board, unless:

  o The board composition is reasonably inclusive in relation to companies of similar size and business or
  o The board already reports on its nominating procedures and diversity initiatives.

Vote CASE-BY-CASE on proposals asking the company to increase the representation of women and minorities on the board, taking into account:

  o The degree of board diversity
  o Comparison with peer companies
  o Established process for improving board diversity
  o Existence of independent nominating committee
  o Use of outside search firm
  o History of EEO violations.

EQUAL EMPLOYMENT OPPORTUNITY (EEO)

Generally vote FOR reports outlining the company's affirmative action initiatives unless all of the following apply:

  o The company has well-documented equal opportunity programs
  o The company already publicly reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and
  o The company has no recent EEO-related violations or litigation.

Vote AGAINST proposals seeking information on the diversity efforts of suppliers and service providers, which can pose a significant cost and administration burden on the company.

GLASS CEILING

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

Generally vote FOR reports outlining the company's progress towards the Glass Ceiling Commission's business recommendations, unless:

  o The composition of senior management and the board is fairly inclusive
  o The company has well-documented programs addressing diversity initiatives and leadership development
  o The company already issues public reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and
  o The company has had no recent, significant EEO-related violations or litigation

SEXUAL ORIENTATION

Vote CASE-BY-CASE on proposals to amend the company's EEO policy to include sexual orientation, taking into account:

  o Whether the company's EEO policy is already in compliance with federal, state and local laws
  o Whether the company has faced significant controversies or litigation regarding unfair treatment of gay and lesbian employees
  o The industry norm for including sexual orientation in EEO statements
  o Existing policies in place to prevent workplace discrimination based on sexual orientation

Vote AGAINST proposals to extend company benefits to or eliminate benefits from domestic partners. Benefit decisions should be left to the discretion of the company.

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10. MUTUAL FUND PROXIES

ELECTION OF DIRECTORS

Vote to elect directors on a CASE-BY-CASE basis, considering the following factors:

  o Board structure
  o Director independence and qualifications
  o Attendance at board and committee meetings.

Votes should be withheld from directors who:

  o Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.
  o Ignore a shareholder proposal that is approved by a majority of shares outstanding
  o Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years
  o Are interested directors and sit on the audit or nominating committee, or
  o Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.


CONVERT CLOSED-END FUND TO OPEN-END FUND

Vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:

  o Past performance as a closed-end fund
  o Market in which the fund invests
  o Measures taken by the board to address the discount
  o Past shareholder activism, board activity
  o Votes on related proposals.


PROXY CONTESTS

Votes on proxy contests should be determined on a CASE-BY-CASE basis, considering the following factors:

  o Past performance relative to its peers
  o Market in which fund invests
  o Measures taken by the board to address the issues
  o Past shareholder activism, board activity, and votes on related proposals
  o Strategy of the incumbents versus the dissidents
  o Independence of directors
  o Experience and skills of director candidates
  o Governance profile of the company
  o Evidence of management entrenchment

INVESTMENT ADVISORY AGREEMENTS
Votes on investment advisory agreements should be determined on a CASE-BY-CASE basis, considering the following factors:
  o Proposed and current fee schedules
  o Fund category/investment objective
  o Performance benchmarks
  o Share price performance compared to peers
  o Resulting fees relative to peers
  o Assignments (where the advisor undergoes a change of control).

APPROVE NEW CLASSES OR SERIES OF SHARES
Vote FOR the establishment of new classes or series of shares.

PREFERRED STOCK PROPOSALS
Votes on the authorization for or increase in preferred shares should be determined on a CASE-BY-CASE basis, considering the following factors:
  o Stated specific financing purpose
  o Possible dilution for common shares
  o Whether the shares can be used for antitakeover purposes.

1940 ACT POLICIES

Votes on 1940 Act policies should be determined on a CASE-BY-CASE basis, considering the following factors:
  o Potential competitiveness
  o Regulatory developments
  o Current and potential returns
  o Current and potential risk.
Generally vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with the current SEC interpretation.

CHANGE FUNDAMENTAL RESTRICTION TO NONFUNDAMENTAL RESTRICTION

Proposals to change a fundamental restriction to a nonfundamental restriction should be evaluated on a CASE-BY-CASE basis, considering the following factors:

  o The fund's target investments
  o The reasons given by the fund for the change
  o The projected impact of the change on the portfolio.

CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NONFUNDAMENTAL
Vote AGAINST proposals to change a fund's fundamental investment objective to nonfundamental.

NAME CHANGE PROPOSALS
Votes on name change proposals should be determined on a CASE-BY-CASE basis, considering the following factors:

  o Political/economic changes in the target market
  o Consolidation in the target market
  o Current asset composition

CHANGE IN FUND'S SUBCLASSIFICATION
Votes on changes in a fund's subclassification should be determined on a CASE-BY-CASE basis, considering the following factors:

  o Potential competitiveness
  o Current and potential returns
  o Risk of concentration
  o Consolidation in target industry

DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION
Vote these proposals on a CASE-BY-CASE basis, considering the following factors:
  o Strategies employed to salvage the company
  o The fund's past performance
  o Terms of the liquidation.

CHANGES TO THE CHARTER DOCUMENT
Votes on changes to the charter document should be determined on a CASE-BY-CASE basis, considering the following factors:
  o The degree of change implied by the proposal
  o The efficiencies that could result
  o The state of incorporation
  o Regulatory standards and implications.

Vote AGAINST any of the following changes:

  o Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series
  o Removal of shareholder approval requirement for amendments to the new declaration of trust
  o Removal of shareholder approval requirement to amend the fund's management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act
  o Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund's shares
  o Removal of shareholder approval requirement to engage in and terminate subadvisory arrangements
  o Removal of shareholder approval requirement to change the domicile of the fund

CHANGE THE FUND'S DOMICILE

Vote reincorporations on a CASE-BY-CASE basis, considering the following factors:
  o Regulations of both states
  o Required fundamental policies of both states
  o Increased flexibility available.

AUTHORIZE THE BOARD TO HIRE AND TERMINATE SUBADVISORS WITHOUT SHAREHOLDER
APPROVAL

Vote AGAINST proposals authorizing the board to hire/terminate subadvisors without shareholder approval.

DISTRIBUTION AGREEMENTS
Vote these proposals on a CASE-BY-CASE basis, considering the following factors:
  o Fees charged to comparably sized funds with similar objectives
  o The proposed distributor's reputation and past performance
  o The competitiveness of the fund in the industry
  o Terms of the agreement.

MASTER-FEEDER STRUCTURE
Vote FOR the establishment of a master-feeder structure.

MERGERS
Vote merger proposals on a CASE-BY-CASE basis, considering the following factors:
  o Resulting fee structure
  o Performance of both funds
  o Continuity of management personnel
  o Changes in corporate governance and their impact on shareholder rights.

SHAREHOLDER PROPOSALS TO ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT
Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

SHAREHOLDER PROPOSALS TO REIMBURSE PROXY SOLICITATION EXPENSES
Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

SHAREHOLDER PROPOSALS TO TERMINATE INVESTMENT ADVISOR
Vote to terminate the investment advisor on a CASE-BY-CASE basis, considering the following factors:
  o Performance of the fund's NAV
  o The fund's history of shareholder relations
  o The performance of other funds under the advisor's management.

                  [LETTER OF THOMPSON, SIEGEL & WALMSLEY, INC.]

                            PROXY VOTING POLICY

Thompson, Siegel & Walmsley, Inc. (TS&W) acknowledges it has a duty of care to its clients that requires it to monitor corporate events and vote client proxies. TS&W has adopted and implemented written policies and procedures reasonably designed to ensure that it votes proxies in the best interest of our clients. TS&W recognizes that it (i) has a fiduciary responsibility under the Employee Retirement Income Securities Act (ERISA) to vote proxies prudently and solely in the best interest of plan participants and beneficiaries (ii) will vote stock proxies in the best interest of the client (non-ERISA) when directed (together, our "clients"). TS&W has developed its policy to be consistent with, wherever possible, enhancing long-term shareholder value and leading corporate governance practices. Our general policy regarding the voting of proxies is as follows:

Proxy Voting Guidelines:

o Routine and/or non-controversial, general corporate governance issues are normally voted with management; these would include such items as: Election of Directors and Approval of Independent Auditors.

o Occasionally, TS&W may vote against management's proposal on a particular issue; such issues would generally be those deemed likely to reduce shareholder control over management, entrench management at the expense of shareholders, or in some way diminish shareholders' present or future value. From time to time TS&W will receive and act upon the client's specific instructions regarding proxy proposals. TS&W reserves the right to vote against any proposals motivated by political, ethical or social concerns. TS&W will examine each issue solely from an economic perspective.

o Occasions may arise during the voting process in which the best interest of the clients conflicts with TS&W's interests. Conflicts of interest generally include (i) business relationships where TS&W has a substantial business relationship with, or is actively soliciting business from, a company soliciting proxies (ii) personal or family relationships whereby an employee of TS&W has a family member or other personal relationship that is affiliated with a company soliciting proxies, such as a spouse who serves as a director of a public company. A conflict could also exist if a substantial business relationship exists with a proponent or opponent of a particular initiative. If TS&W determines that a material conflict of interest exists, TS&W will disclose the conflict to its client(s) and vote the proxy as directed by the client(s).

Proxy Voting Process:

For most stocks we use Proxy Edge, an electronic proxy voting system. Through Proxy Edge we receive electronic ballots for a majority of the accounts we vote. With this system we are able to keep records of which accounts are voted, how accounts are voted, and how many shares are voted. For proxies not received through Proxy Edge, the same procedures and processes are followed. Records are kept electronically and ballots are voted manually and sent by means of the U.S. postal service.

Upon timely receipt of proxy materials from the client's Custodian or through Proxy Edge:

o The Proxy Coordinator will receive the initial proxy information and will monitor the voting process throughout. o A Research Associate will review all proposals, vote routine issues and will consult with TS&W's Investment Policy Committee or products managers on non-routine issues.

o The Research Associate will notify the Proxy Coordinator how the proxy is to be voted. The Proxy Coordinator is also responsible for ensuring that the proxies are transmitted for voting in a timely fashion and maintaining a record of the vote, which will be made available to clients upon request.


o All proxies will be voted solely in the interest of clients.

o TSW reserves the right not to vote proxies if the cost of voting exceeds the expected benefit to the client. o All tender offers are reviewed and treated in a similar manner. Proxy Voting Records & Reports o The proxy information kept by the Proxy Coordinator will include the following: (i) name of the issuer, (ii) the exchange ticker symbol, (iii) the CUSIP number, (iv) the shareholder meeting date, (v) a brief description of the matter brought to vote; (vi) whether the proposal was submitted by management or a shareholder, (vii) how TS&W voted the proxy (for, against, abstained) and (viii) whether the proxy was voted for or against management.

o Clients will be notified annually of their ability to request a copy of our proxy policies and procedures. A copy of how TS&W voted on securities held is available free of charge upon request from our clients or by calling toll free
(800) 697-1056.

 HEITMAN REAL ESTATE SECURITIES LLC PROXY VOTING
POLICIES AND PROCEDURES

Heitman Real Estate Securities LLC ("Heitman") provides investment advisory services to its clients with respect to publicly traded real estate securities. The following policies and procedures have been implemented to insure that with respect to all clie nts where Heitman has authority to vote proxies, such proxies will always be voted, or not voted, in all cases in the best interest of such clients.

Heitman utilizes the services of an independent unaffiliated proxy firm, Institutional Shareholder Services ("ISS"). ISS is responsible for: notifying Heitman in advance of the shareholder meeting at which the proxies will be voted; providing the appropriate proxies to be voted; providing independent research on corporate governance, proxy and corporate responsibility issues; recommending actions with respect to proxies which are always deemed by ISS to be in the best interests of the shareholders; and maintaining records of proxy statement received and votes cast.

Heitman will consider each corporate proxy statement on a case-by-case basis, and may vote a proxy in a manner different from that recommended by ISS when deemed appropriate by Heitman. There may also be occasions when Heitman determines, contrary to the ISS voting recommendation for a particular proxy, that not voting such proxy may be more in the best interest of clients, such as
(i) when the cost of voting such proxy exceeds the expected benefit to the client or (ii) if Heitman is required to reregister shares of a company in order to vote a proxy and that re-registration process imposes trading and transfer restrictions on the shares, commonly referred to as "blocking."

Heitman's general guidelines as they relate to voting certain common proxy proposals are described below:

Adoption of confidential voting                                           For
Adoption of Anti-greenmail charter of bylaw amendments                   For
Amend bylaws or charters for housekeeping changes                        For
Elect Directors annually                                                 For
Fix the size of the Board                                                For
Give Board ability to amend bylaws in addition to Shareholders           For
Lower supermajority Shareholder vote requirements                        For
Ratify Auditors                                                          For
Require Majority of Independent Directors                                For
Require Shareholder approval of Golden or Tin Parachutes                 For
Restore or Provide Shareholders with rights of appraisal                 For
Restore Shareholder ability to remove directors with our without cause   For
Seek reasonable Audit rotation                                           For
Shareholders' Right to Act independently of management                   For
Shareholders' Right to Call Specia l Meeting                             For
Shareholders' Right to Act by Written Consent                            For
Stock Repurchase Plans                                                   For
Stock Splits                                                             For
Submit Poison Pill for Shareholder ratification                          For
Blank Check Preferred Stock                                              Against
Classified Boards                                                        Against
Dual Classes of Stock                                                    Against
Give Board exclusive authority to amend bylaws                           Against
Limited Terms for Outside Directors                                      Against
Payment of Greenmail                                                     Against

June, 2003                                                                  -1-

 HEITMAN REAL ESTATE SECURITIES LLC PROXY VOTING
POLICIES AND PROCEDURES


Provide Management with authority to adjourn an annual or special meeting   Against
Require Director Stock Ownership                                            Against
Restrict or Prohibit Shareholder ability to call special meetings           Against
Supermajority Vote Requirement                                              Against
Supermajority Provisions                                                    Against
Adopt/Amend Stock Option Plan                                               Case-by-Case
Adopt/Amend Employee Stock Purchase Plan                                    Case-by-Case
Approve Merger/Acquisition                                                  Case-by-Case
Authorize Issuance of Additional Common Stock                               Case-by-Case
Consider Non-financial Effects of Merger                                    Case-by-Case
Director Indemnification                                                    Case-by-Case
Election of Directors                                                       Case-by-Case
Fair Price Requirements                                                     Case-by-Case
Issuance of authorized Common Stock                                         Case by Case
Limitation of Executive/Director Compensation                               Case-by-Case
Reincorporation                                                             Case-by-Case
Require Shareholder Approval to Issue Preferred Stock                       Case-by-Case
Spin-Offs                                                                   Case-by-Case
Shareholder proposal to redeem Poison Pill                                  Case-by-Case
Social and Environmental Issues                                             Case-by-Case

The foregoing are only general guidelines and not rigid policy positions.

Heitman has established a Proxy Policies and Procedures Oversight Committee (the "Proxy Committee"), consisting of Heitman's Chief Investment Officer, Chief Financial Officer, General Counsel and Compliance Officer. The Proxy Committee is responsible for (i) designing and reviewing from time to time these Policies and Procedures and (ii) reviewing and addressing all instances where a Heitman portfolio manager determines to respond to an issue in a proxy in a manner inconsistent with this Policy and/or identifies actual or perceived potential conflicts of interests in the context of voting proxies.

As a general rule, Heitman's Proxy Voting Clerk votes all U.S. and non-U.S. proxies to which Heitman is entitled to vote. Heitman's proxy voting policy is as follows:

     (a) Heitman's Proxy Voting Clerk will print a Proxy Analysis Report containing a compilation of "FOR", "AGAINST", "ABSTAIN", and "WITHHOLD" recommendations received from ISS with respect to the issues on a particular proxy;

     (b) Heitman's Proxy Voting Clerk will send the Proxy Analysis Report to the portfolio manager within Heitman who is responsible for review of the company conducting the proxy;

     (c) In reviewing the recommendations to determine how to respond to the proxy in the best interest of clients, the Heitman portfolio manager may consider information from various sources, such as another Heitman portfolio manager or research analyst, management of the company conducting the proxy, and shareholder groups, as well as the possibility of any actual or perceived potential conflicts of interest between Heitman and its clients with respect to such proxy;

June, 2003                                                                  -2-

                 HEITMAN REAL ESTATE SECURITIES LLC PROXY VOTING
                                  POLICIES AND PROCEDURES


     (d) The Heitman portfolio manager will return the Proxy Analysis Report to Heitman's Proxy Voting Clerk indicating his or her recommendation as to how to respond to such proxy, as well as a description and explanation of any actual or perceived potential conflicts of interest between Heitman and its clients with respect to such proxy. Instances where the Heitman portfolio manager recommends responding to a particular proxy contrary to the general voting guidelines provided in this Policy or contrary to the ISS recommendation with respect to such proxy, and/or perceives an actual or potential conflict of interests are considered "exceptions;"

     (e) With respect to any proxy, Heitman's Proxy Voting Clerk will compile all exceptions in a written Proxy Vote Exception Report and forward it promptly to the members of Heitman's Proxy Committee.

     (f) Heitman's Proxy Committee may confirm or overturn any recommendations by Heitman's portfolio manager. In instances where potential conflicts of interest have been highlighted in the Proxy Voting Exception Report, Heitman's Proxy Committee will evaluate whether an actual or potential material conflict of interests exists and, if so, how it should be addressed in voting or not voting the particular proxy;

     (g) In all instances where a Proxy Vote Exception Report has been generated, Heitman's Compliance Officer or another member of Heitman's Proxy Committee will inform Heitman's Proxy Voting Clerk in writing of the Committee's determination as to how to respond to such proxy promptly after such Committee has reached its conclusions (a "Proxy Committee Report");

     (h) Wherever a Proxy Committee Report has been generated for a particular proxy, Heitman's Proxy Voting Clerk will respond to the proxy in question in accordance with such Report except to the extent in a non-conflicts of interest situation that a particular Heitman client has advised Heitman in writing that the particular proxy or proxies of that type should be responded to in a particular fashion, in which circumstance Heitman's Proxy Voting Clerk will respond to the proxy in question in accordance with such advice;

     (i) In all other cases, Heitman's Proxy Voting Clerk will respond to the proxy in accordance with the recommendations of ISS; and

     (j) The Proxy Voting Clerk will prepare a Proxy Voting Summary for the Committee on a periodic basis containing all ISS proxy vote recommendations that were overridden during the period and also highlighting any proxy issues that were identified as presenting actual and/or potential conflicts of interest and how they were addressed.

The Committee may decide to take one of the following courses of action with respect to actual or potential conflicts of interest: (1) independently determine that no material conflict of interest exists or will likely potentially exist, (2) respond to such proxy in strict accordance with the recommendations of ISS or (3) take another course of action that, in the opinion of the Committee, adequately addresses the issue.

The following proxy materials and records are maintained by Heitman for a period of five years in an easily accessible place, the first two years in Heitman's office:

June, 2003                                                                -3-

                 HEITMAN REAL ESTATE SECURITIES LLC PROXY VOTING
                                  POLICIES AND PROCEDURES



     o   These polic ies and procedures, and any amendments thereto;

     o   Each proxy statement (maintained on the ISS website);

     o Record of each vote cast and each abstention (maintained on the ISS website);

     o Documentation, if any, created by Heitman that was material to making a decision how to respond to proxies memorializing the basis for that decision;.

     o Any other reports or memorializations prepared according to the above procedures; and

     o Each written client request for information and a copy of any written response by Heitman to a client's written or oral request for information.

Clients may request a copy of these policies and procedures and/or a report on how their individual securities were voted by calling Heitman's Compliance Officer at 1-800-225-5435, ext. 4150. The report will be provided free of charge.

June, 2003                                                                  -4-

                           PACIFIC FINANCIAL RESEARCH

                                  PROXY VOTING

                              POLICY AND PROCEDURES



Pacific Financial Research ("PFR") assumes a fiduciary responsibility to vote proxies in the best interest of its clients unless a client specifically reserves the right to vote its own proxies. In addition, with respect to benefit plans under the Employee Retirement Income Securities Act (ERISA), PFR acknowledges its responsibility as a fiduciary to vote proxies prudently and solely in the best interest of plan participants and beneficiaries.

GUIDELINES:
These guidelines have been developed to be consistent, whenever possible, with enhancing long-term shareholder value and with leading corporate governance practices. In determining how proxies will be voted, PFR will not be unduly influenced by representatives of management or other outside groups. These guidelines are not rigid policy positions. PFR will consider each proxy issue individually, and may vote in a manner different from that contemplated by these guidelines when deemed appropriate. Generally, PFR will vote proxies as follows:


     Management Proposals:
     In general, it is PFR's intention to vote for proposals introduced by company management in accordance with management's recommendations on the following types of management proposals:
     1. Election of Directors (unless an alternative slate of directors has been proposed, in which case we will decide on a case by case basis)
     2.  Approval of Independent Auditors
         Executive Compensation Plans
     3.  Corporate Structure
     4.  Limiting directors' liability

     However, PFR will vote against management proposals that we believe are designed to entrench management or to unreasonably deter an acquisition of the company at a fair price to shareholders such as the following:

     1.  Proposals to stagger board members' terms
     2. Proposals to limit the ability of shareholders to call special meetings;
     3.  Proposals to require super majority votes;
     4. Proposals requesting excessive increases in authorized common or preferred shares where management provides no explanation for the use or need of these additional shares;
     5. Proposals to implement "poison pill" provisions 6. Proposals to implement "fair price" provisions

     Shareholder Proposals:
     At times, shareholders will submit proposals that generally seek to change some aspect of a company's corporate governance structure or its business operations. PFR will examine each proposal from an economic perspective and will not be influenced by political or social concerns. Generally, PFR will vote against shareholder proposals that could negatively impact the company's ability to conduct business, but will support shareholder proposals that will lead to maximization of shareholder value.

PROXY REVIEW:
Upon receipt of proxies for securities held by our clients, a copy of each proxy will be provided to the analysts who have research responsibility for that particular security. The analysts will carefully review the proxy materials. Proposals will be considered individually and collectively to determine if they are in the best interests of shareholders. Unless there is a compelling reason to the contrary, proxies will be voted in accordance with the previously discussed proxy guidelines.

If the application of our proxy guidelines would result in PFR voting against management, the analysts will discuss the proposal with PFR's president. In keeping with PFR's partnership philosophy of investing, the analysts will contact company management to discuss our intended vote. Unless management provides a persuasive argument as to why the proposal is in fact in the best interest of shareholders, we will vote against it. For proposals that we vote against, we will prepare a memorandum explaining our position. A copy of this memorandum will be attached to the proxy statement and retained in a central file.

Once the analysts have determined the appropriate proxy votes, they will indicate on the proxy voting instruction sheet how all proxies received by us will be voted.

     Conflicts of Interest:

     Occasions may arise during the voting process in which the best interest of the clients conflicts with PFR's interest. If PFR learns that a conflict of interest exists, the Client Accounting department will prepare a report that identifies:
     1.  the details of the conflict of interest,
     2.  whether or not the conflict is material; and
     3. the procedures to ensure that PFR makes proxy-voting decisions based on the best interest of clients.

     If PFR determines that a material conflict of interest still exists after following these steps, PFR will disclose the conflict to its client(s) and vote the proxy as directed by the client(s).

PROCEDURES:
The following procedures have been established to ensure that all proxies received by PFR are voted on a timely basis and voted consistently across all portfolios:

     1. The PFR mailroom will forward all proxy materials to the Client Accounting department.
     2. The Client Accounting department will prepare PFR proxy voting instruction sheets for the applicable securities.
     3. A copy of the proxy materials will be forwarded to the analyst responsible for the security.
     4. Using the guidelines described above, the analyst will determine how PFR will vote with respect to each proposal and indicate such on the proxy voting instruction sheet.
     5. The Client Accounting department will vote all proxies in accordance with the proxy voting instruction sheet except for those proxies over which the client has retained voting control. These proxies will be voted in accordance with instructions from the applicable clients.
     6. As each proxy form is voted and mailed, the mailing date will be recorded on the PFR proxy voting instruction sheet.
     7. Approximately 10 days prior to each shareholder meeting date, we will review the proxy voting instruction sheet in conjunction with a security cross-reference to determine which proxy cards have not been received.
     8. For accounts for which proxies should have been received but have not, the applicable custodian banks will be contacted and asked to forward the proxies to PFR for voting.


     Proxy Voting Record Keeping:
     The Client accounting department will maintain a record regarding the voting of proxies. The PFR proxy voting instruction sheets contain the following information:
     1.  the name of the issuer,
     2.  the exchange ticker symbol,
     3.  the CUSIP number,
     4.  the shareholder meeting date,
     5.  a brief description of the matter brought to vote,
     6.  whether the proposal was submitted by management or a shareholder,
     7.  how PFR voted the proxy (for, against, abstained), and
     8.  whether the proxy was voted for or against management.

     Pursuant to Rule 204-2 of the Investment Advisor's Act of 1940, PFR will maintain the following records for five years in an easily accessible place, the first two years in its office:
     1.  PFR's proxy policies and procedures,
     2. proxy statements received regarding client securities (proxy statements filed via EDGAR will not be separately maintained by PFR),
     3.  records of votes cast on behalf of clients,
     4.  records of written client requests for voting information,
     5. records of written responses from PFR to both written and verbal client requests, and

     6. any other documents prepared that were material to PFR's decision to vote a proxy or that memorialized the basis for the decision.

     Obtaining a Voting Proxy Report:
     PFR will describe in its Part II of form ADV (or other brochure fulfilling the requirement of Rule 204-3) its proxy voting policies and procedures and advising clients how they may obtain information on how PFR voted their securities. Clients may request a copy of these policies and procedures and/or a report on how their individual securities were voted by calling PFR's Proxy Coordinator (Executive Assistant in charge of Client Communications) at 1-310-247-3939. The report will be provided free of charge. This information is also available on our website at www.pfr.biz.

PROXY VOTING POLICY

Thompson, Siegel & Walmsley, Inc. (TS&W) acknowledges it has a duty of care to its clients that requires it to monitor corporate events and vote client proxies. TS&W has adopted and implemented written policies and procedures reasonably designed to ensure that it votes proxies in the best interest of our clients. TS&W recognizes that it (i) has a fiduciary responsibility under the Employee Retirement Income Securities Act (ERISA) to vote proxies prudently and solely in the best interest of plan participants and beneficiaries (ii) will vote stock proxies in the best interest of the client (non-ERISA) when directed (together, our "clients"). TS&W has developed its policy to be consistent with, wherever possible, enhancing long-term shareholder value and leading corporate governance practices. Our general policy regarding the voting of proxies is as follows:

Proxy Voting Guidelines:

     o Routine and/or non-controversial, general corporate governance issues are normally voted with management; these would include such items as: Election of Directors and Approval of Independent Auditors.

     o Occasionally, TS&W may vote against management's proposal on a particular issue; such issues would generally be those deemed likely to reduce shareholder control over management, entrench management at the expense of shareholders, or in some way diminish shareholders' present or future value. From time to time TS&W will receive and act upon the client's specific instructions regarding proxy proposals. TS&W reserves the right to vote against any proposals motivated by political, ethical or social concerns. TS&W will examine each issue solely from an economic perspective.

     o Occasions may arise during the voting process in which the best interest of the clients conflicts with TS&W's interests. Conflicts of interest generally include (i) business relationships where TS&W has a substantial business relationship with, or is actively soliciting business from, a company soliciting proxies (ii) personal or family relationships whereby an employee of TS&W has a family member or other personal relationship that is affiliated with a company soliciting proxies, such as a spouse who serves as a director of a public company. A conflict could also exist if a substantial business relationship exists with a proponent or opponent of a particular initiative. If TS&W determines that a material conflict of interest exists, TS&W will disclose the conflict to its client(s) and vote the proxy as directed by the client(s).

Proxy Voting Process:

For most stocks we use Proxy Edge, an electronic proxy voting system. Through Proxy Edge we receive electronic ballots for a majority of the accounts we vote. With this system we are able to keep records of which accounts are voted, how accounts are voted, and how many shares are voted. For proxies not received through Proxy Edge, the same procedures and processes are followed. Records are kept electronically and ballots are voted manually and sent by means of the U.S. postal service.

Upon timely receipt of proxy materials from the client's Custodian or through Proxy Edge:

     o The Proxy Coordinator will receive the initial proxy information and will monitor the voting process throughout. o A Research Associate will review all proposals, vote routine issues and will consult with TS&W's Investment Policy Committee or products managers on non-routine issues.

     o The Research Associate will notify the Proxy Coordinator how the proxy is to be voted. The Proxy Coordinator is also responsible for ensuring that the proxies are transmitted for voting in a timely fashion and maintaining a record of the vote, which will be made available to clients upon request.

     o All proxies will be voted solely in the interest of clients.

     o TSW reserves the right not to vote proxies if the cost of voting exceeds the expected benefit to the client.

     o All tender offers are reviewed and treated in a similar manner.

Proxy Voting Records & Reports

     o The proxy information kept by the Proxy Coordinator will include the following: (i) name of the issuer, (ii) the exchange ticker symbol, (iii) the CUSIP number, (iv) the shareholder meeting date, (v) a brief description of the matter brought to vote; (vi) whether the proposal was submitted by management or a shareholder, (vii) how TS&W voted the proxy (for, against, abstained) and (viii) whether the proxy was voted for or against management.

     o Clients will be notified annually of their ability to request a copy of our proxy policies and procedures. A copy of how TS&W voted on securities held is available free of charge upon request from our clients or by calling toll free (800) 697-1056.

--------------------------------------------------------------------------------
       5000 Monument Avenue, P.O. Box 6883 Richmond, Virginia 23230-0883
                       (804) 353-4500 Fax (804) 355-9410
                                 www.tsw-ic.com
              Registered under the Investment Advisers Act of 1940

                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED DECEMBER __, 2003

                                     TRUST:
                                   PBHG FUNDS

                                   PORTFOLIOS:
                  PBHG ASSET ALLOCATION CONSERVATIVE PORTFOLIO
                    PBHG ASSET ALLOCATION MODERATE PORTFOLIO
                 PBHG ASSET ALLOCATION MODERATE GROWTH PORTFOLIO
                     PBHG ASSET ALLOCATION GROWTH PORTFOLIO


                                    CLASSES:
                               CLASS A AND CLASS C



                               INVESTMENT ADVISER:
                        PILGRIM BAXTER & ASSOCIATES, LTD.



This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of PBHG Funds (the "Trust" or "Registrant") and the Class A and Class C shares of the Portfolios named above. It should be read in conjunction with the current Prospectus for the Class A and Class C shares of the Portfolios. The Prospectus dated December __, 2003 may be obtained without charge by calling 1-800-433-0051.

                                TABLE OF CONTENTS

                                                                            PAGE

THE TRUST.....................................................................2
DESCRIPTION OF PERMITTED INVESTMENTS..........................................4
INVESTMENT LIMITATIONS.......................................................29
TRUSTEES AND OFFICERS OF THE TRUST...........................................33
5% AND 25% SHAREHOLDERS......................................................38
THE ADVISER..................................................................39
THE SUB-ADVISERS.............................................................40
THE DISTRIBUTOR..............................................................55
THE ADMINISTRATOR AND SUB-ADMINISTRATOR......................................56
OTHER SERVICE PROVIDERS......................................................57
PORTFOLIO TRANSACTIONS.......................................................58
DESCRIPTION OF SHARES........................................................61
VOTING RIGHTS................................................................61
PURCHASES, REDEMPTIONS AND PRICING OF SHARES.................................62
DETERMINATION OF NET ASSET VALUE.............................................74
TAXES........................................................................75
PERFORMANCE ADVERTISING......................................................80
COMPUTATION OF YIELD.........................................................80
CALCULATION OF TOTAL RETURN..................................................81
FINANCIAL STATEMENTS.........................................................85
CREDIT RATINGS...............................................................86

                                    THE TRUST

The Trust is an open-end management investment company which was originally incorporated in Delaware on August 2, 1985 under the name PBHG Growth Fund, Inc. and commenced business shortly thereafter as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). On July 21, 1992, shareholders of the Trust approved an Agreement and Articles of Merger pursuant to which the Trust was reorganized and merged into a new Maryland corporation, also named PBHG Growth Fund, Inc. On September 8, 1993, the shareholders of the Trust voted to change the name of the Trust to The Advisors' Inner Circle Fund II, Inc. On May 2, 1994, the shareholders voted to change the Trust's name to The PBHG Funds, Inc. On July 16, 2001, The PBHG Funds, Inc. was reorganized as a Delaware business trust and the Trust's name changed to PBHG Funds.

The Trust currently offers 23 series portfolios, including the PBHG Asset Allocation Conservative Portfolio, the PBHG Asset Allocation Moderate Portfolio, the PBHG Asset Allocation Moderate Growth Portfolio and the PBHG Asset Allocation Growth Portfolio (each a "Fund" and collectively the "Funds"). THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO ONLY THE CLASS A AND CLASS C SHARES OF THE FUNDS. The Statement of Additional Information for the other 19 funds of the Trust may be obtained without charge by calling your broker, dealer or financial advisor. Shareholders may purchase shares of the Funds through four separate classes, PBHG Class, Advisor Class (formerly the Trust Class), Class A and Class C shares, which have different distribution costs, voting rights and dividends. Except for these differences, each Class share of each Fund represents an equal proportionate interest in that Fund. See "Description of Shares." No investment in shares of a Fund should be made without first reading the Fund's Prospectus. Capitalized terms not defined in this Statement of Additional Information are defined in each Prospectus offering shares of the Funds.

Pilgrim Baxter & Associates, Ltd. ("Adviser") serves as the investment adviser to each Fund. The table below sets forth the sub-advisers ("Sub-Advisers") and the Funds that they sub-advise.

------------------------------------------------------------------------------------------------------------------

                            SUB-ADVISER                                         FUNDS
------------------------------------------------------------------------------------------------------------------
Acadian Asset Management, Inc. ("Acadian")                                      Each Fund
------------------------------------------------------------------------------------------------------------------
Analytic Investors, Inc. ("Analytic")                                           Each Fund
------------------------------------------------------------------------------------------------------------------
Barrow, Hanley, Mewhinney & Strauss, Inc. ("Barrow, Hanley")                    Each Fund
------------------------------------------------------------------------------------------------------------------
Clay Finlay, Inc. ("Clay Finlay")                                               Each Fund
------------------------------------------------------------------------------------------------------------------
Dwight Asset Management Company ("Dwight")                                      Each Fund except Growth Portfolio
------------------------------------------------------------------------------------------------------------------
First Pacific Advisers, Inc. ("First Pacific")                                  Each Fund
------------------------------------------------------------------------------------------------------------------
Heitman LLC ("Heitman")                                                         Each Fund except Growth Portfolio
------------------------------------------------------------------------------------------------------------------
Provident Investment Counsel ("Provident")                                      Each Fund
------------------------------------------------------------------------------------------------------------------
Rogge Global Partners PLC ("Rogge")                                             Each Fund
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------

                            SUB-ADVISER                                         FUNDS
------------------------------------------------------------------------------------------------------------------
Sirach Capital Management, Inc. ("Sirach")                                      Each Fund
------------------------------------------------------------------------------------------------------------------
Thompson, Siegel & Walmsley, Inc. ("TS&W")                                      Each Fund
------------------------------------------------------------------------------------------------------------------
Thomson, Horstmann & Bryant, Inc. ("Thomson Horstmann")                         Each Fund
------------------------------------------------------------------------------------------------------------------

                      DESCRIPTION OF PERMITTED INVESTMENTS

EQUITY SECURITIES

COMMON STOCKS. Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the Board.

PREFERRED STOCKS. Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are often not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock. Generally, the market values of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk.

GENERAL RISKS OF INVESTING IN STOCKS. While investing in stocks allows shareholders to participate in the benefits of owning a company, such shareholders must accept the risks of ownership. Unlike bondholders, who have preference to a company's earnings and cash flow, preferred stockholders, followed by common stockholders in order of priority, are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company's stock will usually react more strongly to actual or perceived changes in the company's financial condition or prospects than its debt obligations. Stockholders of a company that fares poorly can lose money.

Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company's stock may fall because of:

     o Factors that directly relate to that company, such as decisions made by its management or lower demand for the company's products or services;

    o Factors affecting an entire industry, such as increases in production costs; and

    o Changes in financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

Because preferred stock is generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

DERIVATIVES

Derivatives are financial instruments whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an interest rate or a market benchmark. A Fund may use derivatives to gain exposure to various markets in a cost efficient manner, to reduce transaction costs or to remain fully invested. A Fund may also invest in derivatives to protect it from broad fluctuations in market prices, interest rates or foreign currency exchange rates (a practice known as "hedging"). When hedging is successful, a Fund will have offset any depreciation in the value of its portfolio securities by the appreciation in the value of the derivative position. Although techniques other than the sale and purchase of derivatives could be used to control the exposure of a Fund to market fluctuations, the use of derivatives may be a more effective means of hedging this exposure. To the extent that derivatives involve leveraging a Fund's assets, the Fund will segregate assets with its custodian to cover the leveraged position, consistent with the rules and interpretations of the Securities and Exchange Commission ("SEC") and its staff.

FUTURES CONTRACTS

A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. Futures contracts are designated by boards of trade which have been designated "contracts markets" by the Commodities Futures Trading Commission ("CFTC").

No purchase price is paid or received when the contract is entered into. Instead, a Fund upon entering into a futures contract (and to maintain that Fund's open positions in futures contracts) would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, or other assets, known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded. By using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish certain results more quickly and with lower transaction costs.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the affected Fund. These subsequent payments called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." A Fund expects to earn interest income on its initial and variation margin deposits.

A Fund will incur brokerage fees when it purchases and sells futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions that may result in a gain or a loss. While futures positions taken by a Fund will usually be liquidated in this manner, a Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous to that Fund to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

SECURITIES INDEX FUTURES CONTRACTS. Purchases or sales of securities index futures contracts may be used in an attempt to protect a Fund's current or intended investments from broad fluctuations in securities prices. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

By establishing an appropriate "short" position in index futures, a Fund may also seek to protect the value of its portfolio against an overall decline in the market for such securities. Alternatively, in anticipation of a generally rising market, a Fund can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in securities index futures and later liquidating that position as particular securities are in fact acquired. To the extent that these hedging strategies are successful, a Fund will be affected to a lesser degree by adverse overall market price movements than would otherwise be the case.

LIMITATIONS ON PURCHASE AND SALE OF FUTURES CONTRACTS. A Fund will not purchase or sell futures contracts unless either (i) the futures contracts are purchased for "bona fide hedging" purposes (as that term is defined under the CFTC regulations) or (ii) if purchased for other than "bona fide hedging" purposes, the sum of the amounts of initial margin deposits on that Fund's existing futures contracts and premiums required to establish non-hedging positions would not exceed 5% of the liquidation value of that Fund's total assets. In instances involving the purchase of futures contracts by a Fund, an amount of cash or other liquid assets, equal to the cost of such futures contracts (less any related margin deposits), will be deposited in a segregated account with its custodian, thereby insuring that the use of such futures contracts is unleveraged. In instances involving the sale of futures contracts by a Fund, the securities underlying such futures contracts or options will at all times be maintained by that Fund or, in the case of index futures contracts, a Fund will own securities the price changes of which are, in the opinion of its Adviser or Sub-Adviser expected to replicate substantially the movement of the index upon which the futures contract is based.

For information concerning the risks associated with utilizing futures contracts, please see "Risks of Transactions in Futures Contracts Options" below.

OPTIONS

Options are contracts that give one of the parties to the contract the right to buy or sell the security that is subject to the option at a stated price during the option period, and obligates the other party to the contract to buy or sell such security at the stated price during the option period. The types of options transactions that each Fund may utilize are discussed below.

WRITING CALL OPTIONS. A call option is a contract which gives the purchaser of the option (in return for a premium paid) the right to buy, and the writer of the option (in return for a premium received) the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the option, regardless of the market price of the security during the option period. A call option on a security is covered, for example, when the writer of the call option owns the security on which the option is written (or on a security convertible into such a security without additional consideration) throughout the option period.

A Fund will write covered call options both to reduce the risks associated with certain of its investments and to increase total investment return through the receipt of premiums. In return for the premium income, a Fund will give up the opportunity to profit from an increase in the market price of the underlying security above the exercise price so long as its obligations under the contract continue, except insofar as the premium represents a profit. Moreover, in writing the call option, a Fund will retain the risk of loss should the price of the security decline. The premium is intended to offset that loss in whole or in part. Unlike the situation in which a Fund owns securities not subject to a call option, a Fund, in writing call options, must assume that the call may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds realized from the sale of the underlying securities pursuant to the call may be substantially below the prevailing market price.

A Fund may terminate its obligation under an option it has written by buying an identical option. Such a transaction is called a "closing purchase transaction." A Fund will realize a gain or loss from a closing purchase transaction if the amount paid to purchase a call option is less or more than the amount received from the sale of the corresponding call option. Also, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the exercise or closing out of a call option is likely to be offset in whole or part by unrealized appreciation of the underlying security owned by the Fund. When an underlying security is sold from a Fund's securities portfolio, that Fund will effect a closing purchase transaction so as to close out any existing covered call option on that underlying security.

WRITING PUT OPTIONS. The writer of a put option becomes obligated to purchase the underlying security at a specified price during the option period if the buyer elects to exercise the option before its expiration date. A Fund when it writes a put option will be required to "cover" it, for example, by depositing and maintaining in a segregated account with its custodian cash, or other liquid obligations having a value equal to or greater than the exercise price of the option.

A Fund may write put options either to earn additional income in the form of option premiums (anticipating that the price of the underlying security will remain stable or rise during the option period and the option will therefore not be exercised) or to acquire the underlying security at a net cost below the current value (e.g., the option is exercised because of a decline in the price of the underlying security, but the amount paid by such Fund, offset by the option premium, is less than the current price). The risk of either strategy is that the price of the underlying security may decline by an amount greater than the premium received. The premium which a Fund receives from writing a put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to that market price, the historical price volatility of the underlying security, the option period, supply and demand and interest rates.

A Fund may effect a closing purchase transaction to realize a profit on an outstanding put option or to prevent an outstanding put option from being exercised.

PURCHASING PUT AND CALL OPTIONS. A Fund may purchase put options on securities to protect its holdings against a substantial decline in market value. The purchase of put options on securities will enable a Fund to preserve, at least partially, unrealized gains in an appreciated security in its portfolio without actually selling the security. In addition, the Fund will continue to receive interest or dividend income on the security. A Fund may also purchase call options on securities to protect against substantial increases in prices of securities that the Fund intends to purchase pending its ability to invest in an orderly manner in those securities. A Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction cost paid on the put or call option which was bought.

SECURITIES INDEX OPTIONS. A Fund may write covered put and call options and purchase call and put options on securities indexes for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of the Fund's securities or securities it intends to purchase. A Fund will only write "covered" options. A call option on a securities index is considered covered, for example, if, so long as the Fund is obligated as the writer of the call, it holds securities the price changes of which are, in the opinion of the Adviser or Sub-Adviser, expected to replicate substantially the movement of the index or indexes upon which the options written by the Fund are based. A put on a securities index written by a Fund will be considered covered if, so long as it is obligated as the writer of the put, the Fund segregates with its custodian cash or other liquid obligations having a value equal to or greater than the exercise price of the option. Unlike a stock option, which gives the holder the right to purchase or sell a specified stock at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by (ii) a fixed "index multiplier." A securities index fluctuates with changes in the market value of the securities so included. For example, some securities index options are based on a broad market index such as the S&P 500 or the NYSE Composite Index, or a narrower market index such as the S&P 100. Indexes may also be based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index.

OPTIONS ON FUTURES. An option on a futures contract provides the holder with the right to buy a futures contract (in the case of a call option) or sell a futures contract (in the case of a put option) at a fixed time and price. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option (in the case of a call option) or a corresponding long position (in the case of a put option). If the option is exercised, the parties will be subject to the futures contracts. In addition, the writer of an option on a futures contract is subject to initial and variation margin requirements on the option position. Options on futures contracts are traded on the same contract market as the underlying futures contract.

The buyer or seller of an option on a futures contract may terminate the option early by purchasing or selling an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

A Fund may purchase put and call options on futures contracts instead of selling or buying futures contracts. A Fund may buy a put option on a futures contract for the same reasons it would sell a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract. A Fund may buy call options on futures contracts for the same purpose as the actual purchase of the futures contracts, such as in anticipation of favorable market conditions.

A Fund may write a call option on a futures contract to hedge against a decline in the prices of the instrument underlying the futures contracts. If the price of the futures contract at expiration were below the exercise price, the Fund would retain the option premium, which would offset, in part, any decline in the value of its securities.

The writing of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if the market price declines, a Fund would pay more than the market price for the underlying instrument. The premium received on the sale of the put option, less any transaction costs, would reduce the net cost to the Fund.

A Fund will "cover" any options it writes on futures contracts by, for example, segregating cash or liquid securities with the Fund's custodian and marking to market daily an amount sufficient to cover the futures contract.

COMBINED POSITIONS. A Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a Fund could construct a combined position whose risk and return characteristics are similar to selling a futures contract by purchasing a put option and writing a call option on the same underlying instrument. Alternatively, a Fund could write a call option at one strike price and buy a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

OVER-THE-COUNTER OPTIONS. A Fund may enter into contracts to write over-the-counter options with primary dealers. The Funds have established standards of creditworthiness for these primary dealers, although the Funds may still be subject to the risk that firms participating in these transactions will fail to meet their obligations.

As with written exchange-traded options, a Fund must segregate liquid assets to cover its exposure under written over-the-counter options, and the segregated assets must be marked to market daily. A Fund must treat its entire exposure under a contract as illiquid unless the contract provides that the Fund has the absolute right to repurchase the written option at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by a Fund for writing the option, plus the amount, if any, that the option is "in-the-money" (i.e., the amount by which the price of the option exceeds the exercise price). The formula will similarly take into account whether the option is "out-of-the-money." If a contract gives a Fund an absolute right to repurchase the written option at a pre-established formula price, the Fund would treat as illiquid only securities equal in amount to the formula price less the amount by which the option is "in-the-money."

For information concerning the risks associated with utilizing options and futures contracts, please see "Risks of Transactions in Futures Contracts and Options" below.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND OPTIONS

FUTURES. The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the futures contract were closed out.

Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.

A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior, market trends or interest rate trends. There are several risks in connection with the use by a Fund of futures contracts as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments that are the subject of the hedge. The Adviser or Sub-Advisers will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of the Fund's underlying instruments sought to be hedged.

Successful use of futures contracts by a Fund for hedging purposes is also subject to the Fund's ability to correctly predict movements in the direction of the market. It is possible that, when a Fund has sold futures to hedge its portfolio against a decline in the market, the index, indices, or instruments underlying futures might advance and the value of the underlying instruments held in that Fund's portfolio might decline. If this were to occur, the Fund would lose money on the futures and also would experience a decline in value in its underlying instruments.

Positions in futures contracts may be closed out only on an exchange or a board of trade, which provides the market for such futures. Although each Fund intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active market, there is no guarantee that such will exist for any particular contract or at any particular time. If there is not a liquid market at a particular time, it may not be possible to close a futures position at such time, and, in the event of adverse price movements, an affected Fund would continue to be required to make daily cash payments of variation margin.

However, in the event futures positions are used to hedge portfolio securities, the securities will not be sold until the futures positions can be liquidated. In such circumstances, an increase in the price of securities, if any, may partially or completely offset losses on the futures contracts. Further, the counterparty to a futures contract could default.

OPTIONS. A closing purchase transaction for exchange-traded options may be made only on a national securities exchange. There is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options, such as over-the-counter options, no secondary market on an exchange may exist. If a Fund is unable to effect a closing purchase transaction, that Fund will not sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise.

Options traded in the over-the-counter market may not be as actively traded as those on an exchange. Accordingly, it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to options traded over-the-counter. A Fund will engage in such transactions only with firms of sufficient credit so as to minimize these risks. Such options and the securities used as "cover" for such options may be considered illiquid securities.

The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by a Fund will not exactly match the composition of the securities indexes on which options are written. In the purchase of securities index options the principal risk is that the premium and transaction costs paid by a Fund in purchasing an option will be lost if the changes (increase in the case of a call, decrease in the case of a put) in the level of the index do not exceed the cost of the option.

An exchange may establish limitations governing the maximum number of calls and puts in each class (whether or not covered) which may be written by a single investor or group of investors acting in concert (regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers). It is possible that one or

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

more of the Funds and clients advised by the Adviser or the Sub-Advisers may constitute such a group. An exchange may order the liquidation of positions found to be in violation of these limits, and it may impose certain other sanctions. These position limits may limit the number of options that a Fund can write on a particular security.

SWAPS, CAPS, COLLARS AND FLOORS

SWAP AGREEMENTS

A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indices, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates.

Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counter-party's creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counter-party is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, the affected Fund may not be able to recover the money it expected to receive under the contract.

A swap agreement can be a form of leverage, which can magnify a Fund's gains or losses. In order to reduce the risk associated with leveraging, a Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund's accrued obligations under the agreement.

EQUITY SWAPS. In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that a Fund will be committed to pay.

INTEREST RATE SWAPS. Interest rate swaps are financial instruments that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future. Some of the different types of interest rate swaps are "fixed-for floating rate swaps," "termed basis swaps" and "index amortizing swaps." Fixed-for floating rate swaps involve the exchange of fixed interest rate cash flows for floating rate cash flows. Termed basis swaps entail cash flows to both parties based on floating interest rates, where the interest rate indices are different. Index amortizing swaps are typically fixed-for floating swaps where the notional amount changes if certain conditions are met.

Like a traditional investment in a debt security, a Fund could lose money by investing in an interest rate swap if interest rates change adversely. For example, if a Fund enters into a swap where it agrees to exchange a floating rate of interest for a fixed rate of interest, the Fund may have to pay more money than it receives. Similarly, if a Fund enters into a swap where it agrees to exchange a fixed rate of interest for a floating rate of interest, the Fund may receive less money than it has agreed to pay.

CURRENCY SWAPS. A currency swap is an agreement between two parties in which one party agrees to make interest rate payments in one currency and the other promises to make interest rate payments in another currency. A Fund may enter into a currency swap when it has one currency and desires a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. Changes in foreign exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

CAPS, COLLARS AND FLOORS

Caps and floors have an effect similar to buying or writing options. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level. The seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

INVESTMENT COMPANY SHARES

A Fund may invest in shares of other investment companies (such as Standard & Poor's Depository Receipts - "SPDRs" and other exchange traded funds such as iShares). Since such mutual funds pay management fees and other expenses, shareholders of a Fund would indirectly pay both Fund expenses and the expenses of underlying funds with respect to Fund assets invested therein. Applicable regulations prohibit a Fund from acquiring the securities of other investment companies that are not "part of the same group of investment companies" if, as a result of such acquisition; (i) the Fund owns more than 3% of the total voting stock of the company; (ii) more than 5% of the Fund's total assets are invested in securities of any one investment company; or (iii) more than 10% of the total assets of the Fund are invested in securities (other than treasury stock) issued by all investment companies.

ILLIQUID INVESTMENTS

Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, the Adviser or Sub-Advisers determine the liquidity of the Trust's investments and, through reports from the Adviser or Sub-Advisers, the Board monitors investments in illiquid instruments. In determining the liquidity of a Fund's investments, the Adviser or Sub-Advisers may consider various factors including: (i) the frequency of trades and quotations; (ii) the number of dealers and prospective purchasers in the marketplace; (iii) dealer undertakings to make a market; (iv) the nature of the security (including any demand or tender features); and (v) the nature of the market place for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment). Investments currently considered by a Fund to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, over-the-counter options, and non-government stripped fixed-rate mortgage backed securities. Also, the Adviser or Sub-Advisers may determine some government-stripped fixed-rate mortgage backed securities, loans and other direct debt instruments, and swap agreements to be illiquid. However, with respect to over-the-counter options a Fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the Fund may have to close out the option before expiration. Moreover, investing in Rule 144A securities (i.e., securities that qualify for resale under Rule 144A under the Securities Act of 1933, as amended (the "1933 Act")) would have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Board of Trustees. If, through a change in values, net assets or other circumstances, a Fund was in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

RESTRICTED SECURITIES

Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the 1933 Act, or in a registered public offering. Where registration is required, a Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security. Also, restricted securities may be difficult to value because market quotations may not be readily available. A Fund limits the amount of total assets it invests in restricted securities to 15%. Restricted securities do not include Rule 144A securities that are determined by the Adviser or Sub-Advisers to be liquid.

FOREIGN CURRENCY TRANSACTIONS

A Fund may hold foreign currency deposits from time to time, and may convert dollars and foreign currencies in the foreign exchange markets. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged. Currencies may be exchanged on a spot (i.e., cash) basis, or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. Forward contracts generally are traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

A Fund may use currency forward contracts to manage currency risks and to facilitate transactions in foreign securities. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by the Funds.

In connection with purchases and sales of securities denominated in foreign currencies, a Fund may enter into currency forward contracts to fix a definite price for the purchase or sale in advance of the trade's settlement date. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." The Adviser or the Sub-Advisers may enter into settlement hedges in the normal course of managing a Fund's foreign investments. A Fund may also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the Adviser or the applicable Sub-Adviser.

A Fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a Fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling - for example, by entering into a forward contract to sell Deutschemark or European Currency Units in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

Under certain conditions, guidelines of the SEC require mutual funds to set aside appropriate liquid assets in a segregated account to cover currency forward contracts. As required by SEC guidelines, each Fund will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. A Fund will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.

Successful use of forward currency contracts will depend on the skill of the Adviser or the applicable Sub-Adviser in analyzing and predicting currency values. Forward contracts may substantially change a Fund's investment exposure to changes in currency exchange rates, and could result in losses to a Fund if currencies do not perform as the Adviser or the applicable Sub-Adviser anticipates. For example, if a currency's value rose at a time when the Adviser or Sub-Adviser had hedged a Fund by selling that currency in exchange for dollars, that Fund would be unable to participate in the currency's appreciation. If the Adviser or Sub-Adviser hedges a Fund's currency exposure through proxy hedges, that Fund could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if the Adviser or the Sub-Adviser increases a Fund's exposure to a foreign currency and that currency's value declines, that Fund will realize a loss. There is no assurance that the use of forward currency contracts by the Adviser or the Sub-Advisers will be advantageous to a Fund or that it will hedge at an appropriate time.

AMERICAN DEPOSITARY RECEIPTS ("ADRS"), EUROPEAN DEPOSITARY RECEIPTS ("EDRS") AND GLOBAL DEPOSITARY RECEIPTS ("GDRS")

ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. EDRs are receipts issued by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of the underlying foreign securities. GDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. ADRs, EDRs, GDRs and CDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security.

Holders of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

SHORT-TERM INVESTMENTS

To earn a return on uninvested assets, meet anticipated redemptions, or for temporary defensive purposes, a Fund may invest a portion of its assets in the short-term securities listed below, U.S. government securities and investment-grade corporate debt securities. Unless otherwise specified, a short-term debt security has a maturity of one year or less.

BANK OBLIGATIONS

A Fund will only invest in a security issued by a commercial bank if the bank:

     o has total assets of at least $1 billion, or the equivalent in other currencies; and

     o is either a U.S. bank and a member of the Federal Deposit Insurance Corporation; or

     o is a foreign branch of a U.S. bank and the Adviser or applicable Sub-Adviser believes the security is of an investment quality comparable with other debt securities that the Fund may purchase.

BANKERS' ACCEPTANCE

A bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

CERTIFICATE OF DEPOSIT

A negotiable interest bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. However, certificates of deposit generally carry penalties for early withdrawal and may, under certain circumstances, be considered illiquid.

COMMERCIAL PAPER

The term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues typically vary from a few days to nine months.

DEMAND INSTRUMENTS

Certain instruments may involve a conditional or unconditional demand feature which permits the holder to demand payment of the principal amount of the instrument. Demand instruments may include variable amount master demand notes.

TIME DEPOSIT

A non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities.

U.S. GOVERNMENT AGENCY OBLIGATIONS

Certain Federal agencies such as the Government National Mortgage Association ("GNMA") have been established as instrumentalities of the U.S. Government to supervise and finance certain types of activities. Securities issued by these agencies, while not direct obligations of the U.S. Government, are either backed by the full faith and credit of the U.S. (e.g., GNMA securities) or supported by the issuing agencies' right to borrow from the Treasury. The securities issued by other agencies are supported only by the credit of the instrumentality (e.g., Tennessee Valley Authority securities).

Federal National Mortgage Association ("FNMA") is a government-sponsored corporation owned entirely by private stockholders. FNMA is regulated by the Secretary of Housing and Urban development. FNMA purchases conventional mortgages from a list of approved sellers and service providers, including state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Securities issued by FNMA are agency securities, which means FNMA, but not the U.S. Government, guarantees their timely payment of principal and interest.

Federal Home Loan Mortgage Corporation ("FHLMC") is a corporate instrumentality of the U.S. Government whose stock is owned by the twelve Federal Home Loan Banks. Congress created FHLMC in 1970 to increase the availability of mortgage credit for residential housing. FHLMC issues Participation Certificates (PCs) which represent interests in conventional mortgages. Like FNMA, FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

U.S. GOVERNMENT SECURITIES

Bills, notes and bonds issued by the U.S. Government and backed by the full faith and credit of the United States.

U.S. TREASURY OBLIGATIONS

Bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS"). Under the STRIPS program, a Fund will be able to have its beneficial ownership of securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities. When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the securities that the Treasury sells itself. Other facilities are available to facilitate the transfer of ownership of non-Treasury securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on such securities through a book-entry record-keeping system.

CORPORATE BONDS

Corporations issue bonds and notes to raise money for working capital or for capital expenditures such as plant construction, equipment purchases and expansion. In return for the money loaned to the corporation by shareholders, the corporation promises to pay shareholders interest, and repay the principal amount of the bond or note.

CONVERTIBLE SECURITIES

Securities such as rights, bonds, notes and preferred stocks which are convertible into or exchangeable for common stocks. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying common stock. As a result, a Fund's selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

A synthetic convertible security is a combination investment in which a Fund purchases both (i) high-grade cash equivalents or a high grade debt obligation of an issuer or U.S. Government securities and (ii) call options or warrants on the common stock of the same or different issuer with some or all of the anticipated interest income from the associated debt obligation that is earned over the holding period of the option or warrant.

While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords a shareholder the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock. A synthetic convertible position has similar investment characteristics, but may differ with respect to credit quality, time to maturity, trading characteristics and other factors. Because a Fund will create synthetic convertible positions only out of high grade fixed income securities, the credit rating associated with that Fund's synthetic convertible investments is generally expected to be higher than that of the average convertible security, many of which are rated below high grade. However, because the options used to create synthetic convertible positions will generally have expirations between one month and three years of the time of purchase, the maturity of these positions will generally be shorter than average for convertible securities. Since the option component of a convertible security or synthetic convertible position is a wasting asset (in the sense of losing "time value" as maturity approaches), a synthetic convertible position may lose such value more rapidly than a convertible security of longer maturity; however, the gain in option value due to appreciation of the underlying stock may exceed such time value loss. The market price of the option component generally reflects these differences in maturities, and the Adviser and Sub-Advisers take such differences into account when evaluating such positions. When a synthetic convertible position "matures" because of the expiration of the associated option, a Fund may extend the maturity by investing in a new option with longer maturity on the common stock of the same or different issuer. If a Fund does not so extend the maturity of a position, it may continue to hold the associated fixed income security.

REPURCHASE AGREEMENTS

Repurchase agreements are agreements by which a person (e.g., a Fund) obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or primary securities dealer as recognized by the Federal Reserve Bank of New York) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by a Fund for purposes of its investment limitations. The repurchase agreements entered into by a Fund will provide that the underlying security at all times will have a value at least equal to 102% of the resale price stated in the agreement. With respect to all repurchase agreements entered into by a Fund, the Fund's custodians or their agents must take possession of the underlying collateral. However, if the seller defaults, that Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor of the seller and is required to return the underlying security to the seller's estate.

MORTGAGE-BACKED SECURITIES

Securities that include interests in pools of lower-rated debt securities, or consumer loans or mortgages, or complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. The value of these securities may be significantly affected by changes in interest rates, the market's perception of the issuers, and the creditworthiness of the parties involved. Some securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, making their value highly volatile. These securities may also be subject to prepayment risk.

COMMERCIAL BANKS, SAVINGS AND LOAN INSTITUTIONS, PRIVATE MORTGAGE INSURANCE COMPANIES, MORTGAGE BANKERS AND OTHER SECONDARY MARKET ISSUERS

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. In addition to guaranteeing the mortgage-related security, such issuers may service and/or have originated the underlying mortgage loans. Pools created by these issuers generally offer a higher rate of interest than pools created by GNMA, FNMA & FHLMC because they are not guaranteed by a government agency.

RISKS OF MORTGAGE-BACKED SECURITIES

Yield characteristics of mortgage-backed securities differ from those of traditional debt securities in a variety of ways. For example, payments of interest and principal are more frequent (usually monthly) and their interest rates are sometimes adjustable. In addition, a variety of economic, geographic, social and other factors, such as the sale of the underlying property, refinancing or foreclosure, can cause shareholders to repay the loans underlying a mortgage-backed security sooner than expected. If the prepayment rates increase, a Fund may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, CMOs usually pay interest monthly and have a more focused range of principal payment dates than pass-through securities. While CMOs may be collateralized by whole mortgage loans, CMOs are more typically collateralized by mortgage-backed securities guaranteed by GNMA, FHLMC, or FNMA and their income streams.

A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended, and invests in certain mortgages primarily secured by interests in real property and other permitted investments.

CMOs are structured into multiple classes, each bearing a different stated maturity. Each class of CMO or REMIC certificate, often referred to as a "tranche," is issued at a specific interest rate and must be fully retired by its final distribution date. Generally, all classes of CMOs or REMIC certificates pay or accrue interest monthly. Investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities.

STRIPPED MORTGAGE-BACKED SECURITIES

Stripped mortgage-backed securities are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest ("interest only" or "IO" class) while the other class will receive the entire principal ("principal only" or "PO" class). The cash flow and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO. The yields and market risk of interest only and principal only stripped mortgage-backed securities, respectively, may be more volatile than those of other fixed income securities, including traditional mortgage-backed securities.

OTHER ASSET-BACKED SECURITIES

These securities are interests in pools of a broad range of assets other than mortgages, such as automobile loans, computer leases and credit card receivables. Like mortgage-backed securities, these securities are pass-through. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool occurs in a timely fashion ("liquidity protection"). In addition, asset-backed securities may obtain insurance, such as guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool

("credit support"). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

A Fund may also invest in residual interests in asset-backed securities, which is the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets.

RECEIPTS

Separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian bank holds the interest and principal payments for the benefit of the registered owners of the receipts. The custodian bank arranges for the issuance of the receipts evidencing ownership and maintains the register.

VARIABLE AND FLOATING RATE INSTRUMENTS

Certain of the obligations purchased by a Fund may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities.

WARRANTS

Instruments giving holders the right, but not the obligation, to buy shares of a company at a given price during a specified period.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

When-issued and delayed-delivery securities are securities subject to settlement on a future date. For fixed income securities, the interest rate realized on when-issued or delayed-delivery securities is fixed as of the purchase date and no interest accrues to a Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates and will have the effect of leveraging a Fund's assets. A Fund is permitted to invest in forward commitments or when-issued securities where such purchases are for investment and not for leveraging purposes. One or more segregated accounts will be established with the Custodian, and each Fund will maintain liquid assets in such accounts in an amount at least equal in value to its commitments to purchase when-issued securities. These Funds use segregated accounts to offset leverage risk.

ZERO COUPON BONDS

These securities make no periodic payments of interest, but instead are sold at a discount from their face value. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. The market value of zero coupon securities may exhibit greater price volatility than ordinary debt securities because a stripped security will have a longer duration than an ordinary debt security with the same maturity. A Fund's investments in pay-in-kind, delayed and zero coupon bonds may require it to sell certain of its securities to generate sufficient cash to satisfy certain income distribution requirements.

SECURITIES LENDING

A Fund may lend a portion of its total assets to broker-dealers or other financial institutions. It may then reinvest the collateral it receives in short-term securities and money market funds. If a Fund lends its securities, it will follow the following guidelines:

      o the borrower must provide collateral at least equal to the market value of the securities loaned;

      o the collateral must consist of cash, an irrevocable letter of credit issued by a domestic U.S. bank or securities issued or guaranteed by the U. S. Government;

      o the borrower must add to the collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis);

      o   the Fund must be able to terminate the loan at any time;

      o the Fund must receive reasonable interest on the loan (which may include the Fund investing any cash collateral in interest bearing short-term investments); and

      o the Fund must determine that the borrower is an acceptable credit risk.

These risks are similar to the ones involved with repurchase agreements. When a Fund lends securities, there is a risk that the borrower will become financially unable to honor its contractual obligations. If this happens, that Fund could:

      o lose its rights in the collateral and not be able to retrieve the securities it lent to the borrower; and

      o   experience delays in recovering its securities.

The Funds currently do not intend to engage in securities lending.

SHORT SALES

DESCRIPTION OF SHORT SALES. A security is sold short when a Fund sells a security it does not own. To sell a security short, a Fund must borrow the security from someone else to deliver it to the buyer. That Fund then replaces the borrowed security by purchasing it at the market price at or before the time of replacement. Until it replaces the security, the Fund repays the person that lent it the security for any interest or dividends that may have accrued during the period of the loan.

A Fund typically sells securities short to:

      o   Take advantage of an anticipated decline in prices.

      o   Protect a profit in a security it already owns.

A Fund can lose money if the price of the security it sold short increases between the date of the short sale and the date on which the Fund replaces the borrowed security. Likewise, a Fund can profit if the price of the security declines between those dates.

To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. A Fund will incur transaction costs in effecting short sales. A Fund's gains and losses will be decreased or increased, as the case may be, by the amount of the premium, dividends, interest, or expenses the Fund may be required to pay in connection with a short sale.

The broker will retain the net proceeds of the short sale to the extent necessary to meet margin requirements until the short position is closed out.

SHORT SALES AGAINST THE BOX. In addition, a Fund may engage in short sales "against the box." In a short sale against the box, a Fund agrees to sell at a future date a security that it either currently owns or has the right to acquire at no extra cost. A Fund will incur transaction costs to open, maintain and close short sales against the box.

RESTRICTIONS ON SHORT SALES.  A Fund will not short sell a security if:

      o after giving effect to such short sale, the total market value of all securities sold short would exceed 25% of the value of the Fund's net assets;

      o the market value of the securities of any single issuer that have been sold short by the Fund would exceed 2% of the value of the Fund's net assets; and

      o such securities would constitute more than 2% of any class of the issuer's securities.

Whenever a Fund sells a security short, its custodian segregates an amount of cash or liquid securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) any cash or U.S. Government securities the Fund is required to deposit with the broker in connection with the short sale (not including the proceeds from the short sale). The segregated assets are marked to market daily in an attempt to ensure that the amount deposited in the segregated account plus the amount deposited with the broker is at least equal to the market value of the securities at the time they were sold short.

FACTORS AFFECTING THE VALUE OF DEBT SECURITIES

The total return of a debt instrument is composed of two elements: the percentage change in the security's price and interest income earned. The yield to maturity of a debt security estimates its total return only if the price of the debt security remains unchanged during the holding period and coupon interest is reinvested at the same yield to maturity. The total return of a debt instrument, therefore, will be determined not only by how much interest is earned, but also by how much the price of the security and interest rates change.

INTEREST RATES

The price of a debt security generally moves in the opposite direction from interest rates (i.e., if interest rates go up, the value of the bond will go down, and vice versa).

PREPAYMENT RISK

This risk effects mainly mortgage-backed securities. Unlike other debt securities, falling interest rates can hurt mortgage-backed securities, which may cause your share price to fall. Lower rates motivate people to pay off mortgage-backed and asset-backed securities earlier than expected. A Fund may then have to reinvest the proceeds from such prepayments at lower interest rates, which can reduce its yield. The unexpected timing of mortgage and asset-backed prepayments caused by the variations in interest rates may also shorten or lengthen the average maturity of a Fund. If left unattended, drifts in the average maturity of a Fund can have the unintended effect of increasing or reducing the effective duration of the Fund, which may adversely affect the expected performance of a Fund.

EXTENSION RISK

The other side of prepayment risk occurs when interest rates are rising. Rising interest rates can cause a Fund's average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the sensitivity of a Fund to rising rates and its potential for price declines. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates. For these reasons, mortgage-backed securities may be less effective than other types of U.S. Government securities as a means of "locking in" interest rates.

CREDIT RATING

Coupon interest is offered to shareholders of debt securities as compensation for assuming risk, although short-term Treasury securities, such as 3-month treasury bills, are considered "risk free." Corporate securities offer higher yields than Treasury securities because their payment of interest and complete repayment of principal is less certain. The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risks that the issuer will fail to pay interest and return principal. To compensate shareholders for taking on increased risk, issuers with lower credit ratings usually offer their shareholders a higher "risk premium" in the form of higher interest rates above comparable Treasury securities.

Changes in shareholder confidence regarding the certainty of interest and principal payments of a corporate debt security will result in an adjustment to this "risk premium." If an issuer's outstanding debt carries a fixed coupon, adjustments to the risk premium must occur in the price, which effects the yield to maturity of the bond. If an issuer defaults or becomes unable to honor its financial obligations, the bond may lose some or all of its value.

A security rated within the four highest rating categories by a rating agency is called "investment-grade" because its issuer is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal. If a security is not rated or is rated under a different system, the Adviser or Sub-Advisers may determine that it is of investment-grade. The Adviser or Sub-Advisers may retain securities that are downgraded, if it believes that keeping those securities is warranted.

Debt securities rated below investment-grade (junk bonds) are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. A corporation may issue a junk bond because of a corporate restructuring or other similar event. Compared with investment-grade bonds, junk bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business condition of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause a Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

Rating agencies are organizations that assign ratings to securities based primarily on the rating agency's assessment of the issuer's financial strength. The Funds currently use ratings compiled by Moody's Investor Services ("Moody's"), Standard and Poor's Ratings Services ("S&P"), and Fitch. Credit ratings are only an agency's opinion, not an absolute standard of quality, and they do not reflect an evaluation of market risk. The section "Bond Ratings" contains further information concerning the ratings of certain rating agencies and their significance.

The Adviser or Sub-Advisers may use ratings produced by ratings agencies as guidelines to determine the rating of a security at the time a Fund buys it. A rating agency may change its credit ratings at any time. The Adviser or Sub-Advisers monitor the rating of the security and will take appropriate actions if a rating agency reduces the security's rating. A Fund is not obligated to dispose of securities whose issuers subsequently are in default or which are downgraded below the above-stated ratings. A Fund may invest in securities of any rating.

SMALL AND MEDIUM CAPITALIZATION STOCKS

Investments in common stocks in general are subject to market risks that may cause their prices to fluctuate over time. Therefore, an investment in each Fund may be more suitable for long-term investors who can bear the risk of these fluctuations. Investment in small and medium capitalization companies involves greater risk and price volatility than that customarily associated with investments in larger, more established companies. This increased risk may be due to the greater business risks of their small or medium size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of small and medium capitalization companies are often traded in the over-the-counter market, and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to be less liquid and subject to more abrupt or erratic market movements than securities of larger, more established companies.

OVER-THE-COUNTER MARKET

A Fund may invest in over-the-counter stocks. In contrast to the securities exchanges, the over-the-counter market is not a centralized facility that limits trading activity to securities of companies which initially satisfy certain defined standards. Generally, the volume of trading in an unlisted or over-the-counter common stock is less than the volume of trading in a listed stock. This means that the depth of market liquidity of some stocks in which a Fund invests may not be as great as that of other securities and, if the Fund was to dispose of such a stock, they might have to offer the shares at a discount from recent prices, or sell the shares in small lots over an extended period of time.

FOREIGN SECURITIES AND EMERGING MARKETS

A Fund may invest in foreign securities. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These risks and considerations include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investment in foreign countries and potential restrictions on the flow of international capital and currencies. Foreign issuers may also be subject to less government regulation than U.S. companies. Moreover, the dividends and interest payable on foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to a Fund's shareholders. Further, foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Changes in foreign exchange rates will affect, favorably or unfavorably, the value of those securities which are denominated or quoted in currencies other than the U.S. dollar.

Investments in emerging markets may be considered speculative, and therefore may offer higher potential for gains and losses than investments in developed markets of the world. With respect to any emerging country, there may be greater potential for nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or the value of a Fund's investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in the courts of such countries. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Some emerging countries currently prohibit direct foreign investment in the securities of their companies. Certain emerging countries, however permit indirect foreign investment in the securities of companies listed and traded on their stock exchanges through investment funds that they have specifically authorized. Investments in these investment funds are subject to the provisions of the 1940 Act. Shareholders of a Fund that invests in such investment funds will bear not only their proportionate share of the expenses of the Fund (including operating expenses and the fees of the Adviser), but also will indirectly bear similar expenses of the underlying investment funds. In addition, these investment funds may trade at a premium over their net asset value.

INVESTMENTS IN TECHNOLOGY COMPANIES

A Fund may invest in equity securities of technology companies. Such securities have tended to be subject to greater volatility than securities of companies that are not dependent upon or associated with technological issues. Investments in technology companies may be strongly affected by worldwide scientific or technological developments and their products and services may be subject to governmental law, regulation or adversely affected by governmental policies.

INITIAL PUBLIC OFFERINGS ("IPO")

A Fund may invest a portion of its assets in securities of companies offering shares in IPOs. IPOs may have a magnified performance impact on a Fund with a small asset base. The impact of IPOs on a Fund's performance likely will decrease as the Fund's asset size increases, which could reduce the Fund's total returns. IPOs may not be consistently available to a Fund for investing, particularly as the Fund's asset base grows. Because IPO shares frequently are volatile in price, a Fund may hold IPO shares for a very short period of time. This may increase the turnover of a Fund and may lead to increased expenses for the Fund, such as commissions and transaction costs. By selling shares, a Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Shareholders in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

A Fund's investment in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which presents risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

EUROPEAN ECONOMIC AND MONETARY UNION

Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, The Netherlands, Portugal, Spain and Greece are presently members of the European Economic and Monetary Union (the "EMU"). The EMU adopted the "euro" as a common currency on January 1, 1999 and subordinated the national currencies of each country until such time as the national currencies are phased out entirely. The euro could adversely affect the value of securities held by a Fund because as the euro is implemented as the common currency, there may be changes in the relative value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. In addition, the introduction of the euro may affect the fiscal and monetary levels of participating EMU countries and may also increase price competition among business firms within EMU countries and between businesses in EMU and non-EMU countries. These uncertainties raise the possibility of increased volatility in the financial markets of the affected countries.

SENIOR LOANS

Senior Loans generally are arranged through private negotiations between a borrower and the lenders represented in each case by one or more agents of the several lenders. Senior Loans in which a Fund may purchase interests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally Prime Rate, LIBOR, the CD rate or other base lending rates used by commercial lenders. The Senior Loans in a Fund's investment portfolio will at all times have a dollar-weighted average time until next interest rate redetermination of 180 days or less. Because of prepayment provisions, the actual remaining maturity of Senior Loans may vary substantially from the stated maturity of such loans.

STRUCTURED NOTES

A Fund may invest in structured notes, including "total rate of return swaps," with rates of return determined by reference to the total rate of return on one or more loans referenced in such notes. The rate of return on the structured note may be determined by applying a multiplier to the rate of total return on the referenced loan or loans. Application of a multiplier is comparable to the use of leverage, which magnifies the risk of loss, because a relatively small decline in the value of a referenced note could result in a relatively large loss in value. Structured notes are treated as Senior Loans.

STEP COUPON BONDS (STEPS)

A Fund may invest in debt securities which pay interest at a series of different rates (including 0%) in accordance with a stated schedule for a series of periods. In addition to the risks associated with the credit rating of the issuers, these securities may be subject to more volatility risk than fixed rate debt securities.

TENDER OPTION BONDS

A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax exempt rate. With respect to each Fund, the Adviser or the applicable Sub-Advisers will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal of interest on the underlying municipal securities and for other reasons.

PAY-IN-KIND (PIK) SECURITIES

A Fund may invest in securities which pay interest either in cash or additional securities. These securities are generally high yield securities and, in addition to the other risks associated with investing in high yield securities, are subject to the risks that the interest payments which consist of additional securities are also subject to the risks of high yield securities.

MORTGAGE DOLLAR ROLLS

A Fund may invest in mortgage dollar rolls. In a mortgage dollar roll, the Fund sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. That Fund either will be paid a fee by the counterparty upon entering into the transaction or will be entitled to purchase the similar security at a discount. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive that Fund of obtaining a beneficial investment. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. Furthermore, the transaction costs may exceed the return earned by the Fund from the transaction.

MUNICIPAL LEASE OBLIGATIONS

A Fund may invest in municipal lease obligations. Although a municipal lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the municipal lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear.

PARTICIPATION INTERESTS

A Fund may invest in participation interests either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related municipal obligations will be exempt from federal income tax to the same extent as interest on such municipal obligations. A Fund may also invest in tax-exempt obligations by purchasing from banks participation interests in all or part of specific holdings of municipal obligations. Such participations may be backed in whole or part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the Fund in connection with the arrangement. A Fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on municipal obligations in which it holds such participation interests is exempt from federal income tax.

STAND-BY COMMITMENTS

When a Fund purchases municipal obligations, it may also acquire stand-by commitments from banks and broker-dealers with respect to such municipal obligations. A stand-by commitment is the equivalent of a put option acquired by the Fund with respect to a particular municipal obligation held in its portfolio. A stand-by commitment is a security independent of the municipal obligation to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances relating to a change in market value, would be substantially the same as the value of the underlying municipal obligation. A stand-by commitment might not be transferable by the Fund, although it could sell the underlying municipal obligation to a third party at any time.

It is expected that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, a Fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by a Fund will not exceed 10% of the value of that Fund's total assets calculated immediately after each stand-by commitment is acquired. A Fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Adviser or Sub-Advisers, as the case may be, present minimal credit risks.

INVERSE FLOATERS

A Fund may invest in inverse floaters. Inverse floaters are derivative securities whose interest rates vary inversely to changes in short-term interest rates and whose values fluctuate inversely to changes in long-term interest rates. The value of certain inverse floaters will fluctuate substantially more in response to a given change in long-term rates than would a traditional debt security. These securities have investment characteristics similar to leverage, in that interest rate changes have a magnified effect on the value of inverse floaters.

INTERFUND LOANS

Each Fund may lend uninvested cash up to 15% of its net assets to other funds and PBHG Insurance Series Funds portfolios advised by the Adviser or an affiliate of the Adviser as an investment advisor ("Pilgrim Baxter Advised Funds") and each Fund may borrow from other Pilgrim Baxter Advised Funds to the extent permitted under such Fund's investment restrictions. If a Fund has borrowed from other Pilgrim Baxter Advised Funds and has aggregate borrowings from all sources that exceed 10% of such Fund's total assets, such Fund will secure all of its loans from other Pilgrim Baxter Advised Funds. The ability of a Fund to lend its securities to other Pilgrim Baxter Advised Funds is subject to certain other terms and conditions.

                             INVESTMENT LIMITATIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS

Each Fund has adopted certain investment restrictions which, in addition to those restrictions in the Prospectus, are fundamental and may not be changed without approval by a majority vote of the Fund's shareholders. Such majority is defined in the 1940 Act as the lesser of (i) 67% or more of the voting securities of the Fund present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of the Fund.

Several of these fundamental investment restrictions include the defined term "1940 Act Laws, Interpretations and Exemptions." This term means the Investment Company Act of 1940, as amended, and the rules and regulations promulgated thereunder, as such statute, rule and regulations are amended from time to time or are interpreted from time to time by the staff of the SEC and any exemptive order or similar relief granted to a Fund.

1. Each Fund is a "diversified company" as defined in the Investment Company Act of 1940 (the "1940 Act"). This means that a Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent a Fund from purchasing the securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

      Please refer to Non-Fundamental Investment Restriction number 2 for further information.

2. A Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

      Please refer to Non-Fundamental Investment Restriction number 3 for further information.

3. A Fund may not underwrite the securities of other issuers. This restriction does not prevent a Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.

4. A Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit a Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments or (iii) repurchase agreements collateralized by such obligations. In complying with this restriction, a Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

         Please refer to Non-Fundamental Investment Restriction number 4 for further information.

5. A Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent a Fund from investing in issuers that invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

6. A Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent a Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

7. A Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent a Fund from, among other things, purchasing debt obligations, entering repurchase agreements, loaning its assets to broker-dealers or institutional investors or investing in loans, including assignments and participation interests.

      Please refer to Non-Fundamental Investment Restriction number 5 for further information.

8. A Fund may, notwithstanding any other fundamental investment policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and restrictions as the Fund.

Except for borrowing under Fundamental Investment Restriction number 2, the foregoing determinations will be made at the time of the purchase of a security.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

Each Fund also has adopted certain non-fundamental investment restrictions. A non-fundamental investment restriction may be amended by the Board of Trustees without a vote of shareholders.

1. A Fund may not invest more than 15% of its net assets in illiquid securities. This limitation does not include any Rule 144A restricted security that has been determined by, or pursuant to procedures established by, the Board of Trustees, based on trading markets for such security, to be liquid.

2. In complying with the fundamental restriction regarding issuer diversification, a Fund will not, with respect to 75% of its total assets, purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or
      (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

3. In complying with the fundamental restriction regarding borrowing money and issuing senior securities, a Fund may borrow money in an amount not exceeding 33 1/3 % of its total assets (including the amount borrowed) less liabilities (other than borrowings). A Fund may borrow from banks, broker-dealers or a Pilgrim Baxter Advised Fund on such terms and conditions as the SEC may require in an exemptive order on which the Funds may rely. A Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. A portfolio may not purchase additional securities when borrowings exceed 5% of the Fund's total assets.

4. In complying with the fundamental restriction regarding industry concentration, a Fund may invest up to (but not including) 25% of its total assets in the securities of issuers whose principal business activities are in the same industry. For purposes of this limitation, supranational organizations such as The World Bank, the European Union and the European Coal and Steel Community, are deemed to be issuers conducting their principal business activities in the same industry; state and municipal governments and their agencies and authorities are not deemed to be industries; utility companies will be divided according to their services (e.g., gas distribution, gas transmission, electric and telephone will each be considered a separate industry); and financial service companies will be classified according to the end users of their services (e.g. automobile finance, bank finance and diversified finance).

5. In complying with the fundamental restriction with regard to making loans, a Fund may lend up to 33 1/3 % of its total assets and may lend money to another Pilgrim Baxter Advised Fund, on such terms and conditions as the SEC may require in an exemptive order on which the Funds may rely.

6. A Fund may not invest more than 15% of its total assets in restricted securities.

7. Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, a Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.

      A Fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other Pilgrim Baxter Advised Funds, subject to the terms and conditions of any exemptive orders issued by the SEC on which the Funds may rely.

      Please refer to Non-Fundamental Investment Restriction number 5 for further information regarding lending money to a Pilgrim Baxter Advised Fund.

All the foregoing percentages will be determined and apply at the time of each purchase of a security (except with respect to the limitation on investments in illiquid securities and with respect to borrowing).

SENIOR SECURITIES

The term "senior security", as defined in Section 18(g) of the 1940 Act, means any bond, debenture, note, or similar obligation or instrument constituting a security and evidencing indebtedness, and any stock of a class having priority over any other class as to distribution of assets or payment of dividends; and "senior security representing indebtedness" means any senior security other than stock.

The term "senior security" will not include any promissory note or other evidence of indebtedness issued in consideration of any loan, extension, or renewal thereof, made by a bank or other person and privately arranged, and not intended to be publicly distributed; nor will such term include any such promissory note or other evidence of indebtedness in any case where such a loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the issuer at the time when the loan is made. A loan will be presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed; otherwise it will be presumed not to be for temporary purposes. Any such presumption may be rebutted by evidence.

TEMPORARY DEFENSIVE POSITIONS

Under normal market conditions, each Fund expects to be fully invested in its primary investments, as described above. However, for temporary defensive purposes, when the Adviser or a Sub-Adviser, as appropriate, determines that market conditions warrant, each Fund may invest up to 100% of its assets in cash and money market instruments (consisting of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; certificates of deposit, time deposits and bankers' acceptances issued by banks or savings and loan associations having net assets of at least $500 million as stated on their most recently published financial statements; commercial paper rated in one of the two highest rating categories by at least one NRSRO; repurchase agreements involving such securities; and, to the extent permitted by applicable law and each Fund's investment restrictions, shares of other investment companies investing solely in money market securities). To the extent a Fund is invested in temporary defensive instruments, it will not be pursuing its investment objective.

PORTFOLIO TURNOVER

Fund turnover will tend to rise during periods of economic turbulence and decline during periods of stable growth. A higher turnover rate (100% or more) increases transaction costs (e.g., brokerage commissions) and increases realized gains and losses. High rates of portfolio turnover necessarily result in correspondingly greater brokerage and portfolio trading costs, which are paid by the Fund. Trading in fixed-income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. In addition to portfolio trading costs, higher rates of portfolio turnover may result in the realization of capital gains. To the extent net short-term capital gains are realized, any distributions resulting from such gains are considered ordinary income for federal income tax purposes.

                       TRUSTEES AND OFFICERS OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws of the State of Maryland. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust. The Trustees and executive officers of the Trust and the principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Each Trustee serves as a Trustee and each officer serves as an officer in a similar capacity for PBHG Insurance Series Fund, a registered investment company advised by the Adviser.

------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
      NAME, ADDRESS,          POSITION      TERM OF OFFICE*       PRINCIPAL OCCUPATION(S)         NUMBER OF      OTHER DIRECTORSHIPS
          AND AGE             HELD WITH   AND LENGTH OF TIME       DURING PAST 5 YEARS,         PORTFOLIOS IN      HELD BY TRUSTEE
                              THE TRUST         SERVED                                          THE PBHG FUND
                                                                                               FAMILY COMPLEX
                                                                                                 OVERSEEN BY
                                                                                                   TRUSTEE
---------------------------- ------------ -------------------- ------------------------------ ------------------ -------------------
John R. Bartholdson          Trustee      Trustee since 1995   Chief Financial Officer, The          29          Director, The
1255 Drummers Lane,                                            Triumph Group, Inc.                               Triumph Group, Inc.
Suite 200                                                      (manufacturing) since 1992.                       since 1992.
Wayne, PA  19087
(59)
---------------------------- ------------ -------------------- ------------------------------ ------------------ -------------------
Jettie M. Edwards            Trustee      Trustee since 1995   Consultant, Syrus Associates          29          Trustee, Provident
76 Seaview Drive,                                              (business and marketing                           Investment Counsel
Santa Barbara,                                                 consulting firm) since 1986.                      Trust (investment
California 93108                                                                                                 company - five
(57)                                                                                                             portfolios) since
                                                                                                                 1992. Trustee,
                                                                                                                 EQ Advisors Trust
                                                                                                                 (investment company
                                                                                                                 - 39 portfolios)
                                                                                                                 since 1997.
---------------------------- ------------ -------------------- ------------------------------ ------------------ -------------------
Albert A. Miller             Trustee      Trustee since 1995   Senior Vice President,                29          None
7 Jennifer Drive                                               Cherry & Webb, CWT Specialty
Holmdel, New Jersey  07733                                     Stores 1995 - 2000. Advisor
(69)                                                           and Secretary, the
                                                               Underwoman Shoppes Inc.
                                                               (retail clothing stores)
                                                               1980-2002. Merchandising
                                                               Group Vice President, R.H.
                                                               Macy & Co. (retail
                                                               department stores),
                                                               1958-1995. Retired.
---------------------------- ------------ -------------------- ------------------------------ ------------------ -------------------

------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Harold J. Baxter**           Chairman     Trustee since 1995   Chairman, Chief Executive                29          Director, Old
1400 Liberty Ridge Drive     of the                            Officer and Director, the                            Mutual (US)
Wayne, PA  19087-5593        Board and                         Adviser since 1982. Trustee,                         Holdings Inc.
(57)                         Trustee                           the Administrator since May                          since 1996.
                                                               1996. Chairman, Chief Executive
                                                               Officer and Director, Value
                                                               Investors, June 1996 to May,
                                                               2002. Trustee, PBHG Fund
                                                               Distributors since January
                                                               1998.
---------------------------- ------------ -------------------- -------------------------------- ------------------- ----------------

 *Trustee of the Trust until such time as his or her successor is duly elected and appointed.
**Mr. Baxter is a Trustee who may be deemed to be an "interested person" of the Trust, as that term is defined in the 1940 Act, because he is a Director of the Adviser.

-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS, AND AGE      POSITION HELD WITH THE FUND    TERM OF OFFICE* AND      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
                                                           LENGTH OF TIME SERVED
--------------------------- ------------------------------ ------------------------ -----------------------------------------------
Gary L. Pilgrim             President                      President since 1997     President and Director, Pilgrim Baxter &
1400 Liberty Ridge Drive                                                            Associates, Ltd. since 1982.  Trustee, PBHG
Wayne, PA  19087                                                                    Fund Services since May 1996;  President and
(62)                                                                                Director, Pilgrim Baxter Value Investors,
                                                                                    Inc. June 1996 to May 2002.

--------------------------- ------------------------------ ------------------------ -----------------------------------------------
Lee T. Cummings             Treasurer, Chief Financial     Treasurer, Chief         Vice President, Pilgrim Baxter & Associates,
1400 Liberty Ridge Drive    Officer, Controller            Financial Officer,       Ltd. since 2001 and Director of Mutual Fund
Wayne, PA  19087-5593                                      Controller since 1997    Operations, Pilgrim Baxter & Associates,
(40)                                                                                Ltd., 1996-2001; President, PBHG Shareholder
                                                                                    Services, Inc. since 2001;  President, PBHG
                                                                                    Fund Distributors since 1999 and
                                                                                    Treasurer, PBHG Fund Services, May
                                                                                    1996-1999; President, PBHG Fund Services
                                                                                    since December 1998.
------------------------------------------------------- ------------------------ ---------------------------------------------------

----------------------------------------------------------- ------------------------ -----------------------------------------------
John M. Zerr                 Vice President and Secretary   Vice President and       Senior Vice President, Pilgrim Baxter &
1400 Liberty Ridge Drive                                    Secretary since 1997     Associates, Ltd. since 2001 and General
Wayne, PA  19087-5593                                                                Counsel and Secretary, Pilgrim Baxter &
(41)                                                                                 Associates, Ltd. since November 1996; General
                                                                                     Counsel and Secretary, Pilgrim Baxter Value
                                                                                     Investors, Inc. November 1996 to May 2002;
                                                                                     General Counsel and Secretary, PBHG Fund
                                                                                     Services and PBHG Fund Distributors since
                                                                                     January 1998.
----------------------------------------------------------- ------------------------ -----------------------------------------------
Brian C. Dillon              Vice President                 Vice President since     Chief Compliance Officer, Pilgrim Baxter &
1400 Liberty Ridge Drive                                    2001                     Associates, Ltd., PBHG Fund Services and PBHG
Wayne, PA  19087                                                                     Fund Distributors since April 2001; Chief
(40)                                                                                 Compliance Officer, Pilgrim Baxter Value
                                                                                     Investors, Inc., April 2001 to May 2002;
                                                                                     Vice President and Senior Compliance Officer,
                                                                                     Delaware Investments, 1995-2001.
----------------------------------------------------------- ------------------------ -----------------------------------------------
Robert E. Putney, III        Vice President and Assistant   Vice President and       Vice President, Senior Legal Counsel and
1400 Liberty Ridge Dr.       Secretary                      Assistant Secretary      Assistant Secretary, Pilgrim Baxter &
Wayne, PA 19087                                             since 2002               Associates, Ltd. since December 2001;
(43)                                                                                 Director and Senior Counsel, Merrill Lynch
                                                                                     Investment Managers, L.P. and Princeton
                                                                                     Administrators, L.P. until December 2001;
                                                                                     Secretary of various Merrill Lynch and
                                                                                     Mercury open-end funds, as well as Somerset
                                                                                     Exchange Fund and The Europe Fund, Inc. until
                                                                                     December 2001.
----------------------------------------------------------- ------------------------ -----------------------------------------------
Stephen F. Panner            Assistant Treasurer            Assistant Treasurer      Fund Administration Manager, Pilgrim Baxter &
1400 Liberty Ridge Drive                                    since 2000               Associates, Ltd. since February 2000;  Fund
Wayne, PA  19087-5593                                                                Accounting Manager, SEI Investments Mutual
(33)                                                                                 Funds Services, 1997-2000.
----------------------------------------------------------- ------------------------ -----------------------------------------------
William P. Schanne           Assistant Treasurer            Assistant Treasurer      Fund Administration Associate, Pilgrim Baxter
1400 Liberty Ridge Drive                                    since 2001               & Associates, Ltd. since August 2001;  Fund
Wayne, PA  19087-5593                                                                Accounting Supervision, PFPC, Inc., 1999-2001
(31)                                                                                 Fund Accountant, PFPC, Inc., 1998-1999;
                                                                                     Annuity Loan Officer and Fund Auditor,
                                                                                     Carpenters Health and Welfare of
                                                                                     Philadelphia, 1996-1998.
----------------------------------------------------------- ------------------------ -----------------------------------------------
John C. Munch                Vice President and Assistant   Vice President and       Vice President and Assistant Secretary of SEI
One Freedom Valley Road      Secretary                      Assistant Secretary      Investments Global Funds Services and SEI
Oaks, PA  19456                                             since 2002               Investments Distribution Co. since November
(32)                                                                                 2001. Associate, Howard, Rice, Nemerovski,
                                                                                     Canady, Falk & Rabkin (law firm), 1998-2001,
                                                                                     Associate, Seward & Kissel LLP (law firm),
                                                                                     1996-1998.
----------------------------------------------------------- ------------------------ -----------------------------------------------

----------------------------------------------------------- ------------------------ -----------------------------------------------
Timothy D. Barto             Vice President and Assistant   Vice President and       Vice President and Assistant Secretary of SEI
One Freedom Valley Road      Secretary                      Assistant Secretary      Investments Co. and Vice President and
Oaks, PA 19456                                              since 1999               Assistant Secretary of SEI Investments Global
(35)                                                                                 Funds Services and SEI Investments
                                                                                     Distribution Co. since November 1999;
                                                                                     Associate, Dechert Price & Rhoads (law firm)
                                                                                     1997-1999.
----------------------------------------------------------- ------------------------ -----------------------------------------------

*Officer of the Trust until such time as his or her successor is duly elected and qualified.

The Trustees of PBHG Funds are responsible for major decisions relating to each Fund's investment goal, policies, strategies and techniques. The Trustees also supervise the operation of PBHG Funds by its officers and service various service providers, but they do not actively participate in the day-to-day operation of or decision making process related to PBHG Funds. The Board of Trustees has two standing committees: a Nominating and Compensation Committee and an Audit Committee. Currently, the members of each Committee are Jettie Edwards, John Bartholdson and Albert Miller, comprising all the disinterested Trustees of PBHG Funds. The Nominating and Compensation Committee selects and nominates those persons for membership on the PBHG Fund's Board of Trustees who are disinterested trustees, reviews and determines compensation for the disinterested Trustees of PBHG Funds and selects independent legal counsel, as set forth in Rule 0-1(6), to provide the disinterested Trustees of PBHG Funds with legal advice as needed. During PBHG Fund's fiscal year ended March 31, 2003, the Nominating and Compensation Committee held [__] meeting. The Nominating Committee currently does not consider nominations from shareholders. The Audit Committee oversees the financial reporting process for PBHG Funds, monitoring the PBHG Fund's audit process and results. As part of this process, the Audit Committee recommends the selection of an independent audit firm for the approval of the entire PBHG Funds Board of Trustees and evaluates the independent audit firm's performance, costs and financial stability. During PBHG Fund's fiscal year ended March 31, 2003, the Audit Committee held two meetings.

The table below provides the dollar range of shares of the Fund and the aggregate dollar range of shares of all funds advised by the Adviser, owned by each Trustee as of December 31, 2002.

--------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------------------------------------
      NAME OF TRUSTEE           DOLLAR RANGE OF EQUITY SECURITIES IN         AGGREGATE DOLLAR RANGE OF EQUITY
                                              THE FUND                    SECURITIES IN ALL REGISTERED INVESTMENT
                                                                           COMPANIES IN THE PBHG FAMILY COMPLEX
                                                                                   OVERSEEN BY TRUSTEES
----------------------------- ----------------------------------------- --------------------------------------------
John R. Bartholdson           $10,000 - $50,000                         $10,000 - $50,000
----------------------------- ----------------------------------------- --------------------------------------------
Jettie M. Edwards             $50,000 - $100,000                        $50,000 - $100,000
----------------------------- ----------------------------------------- --------------------------------------------
Albert A. Miller              Over $100,000                             Over $100,000
--------------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE
--------------------------------------------------------------------------------------------------------------------
Harold J. Baxter              Over $100,000                             Over $100,000
----------------------------- ----------------------------------------- --------------------------------------------

Each current Trustee of the Trust received the following compensation during PBHG Fund's fiscal year ended March 31, 2003:

-------------------------------- -------------------- -------------------- -------------------- --------------------

        NAME OF PERSON,               AGGREGATE           PENSION OR        ESTIMATED ANNUAL    TOTAL COMPENSATION
           POSITION               COMPENSATION FROM       RETIREMENT          BENEFITS UPON       FROM TRUST AND
                                        TRUST          BENEFITS ACCRUED        RETIREMENT       TRUST COMPLEX PAID
                                                       AS PART OF TRUST                            TO TRUSTEES**
                                                           EXPENSES
-------------------------------- -------------------- -------------------- -------------------- --------------------
John R. Bartholdson,             $49,320              N/A                  N/A                  $77,500 for
Trustee                                                                                         services on two
                                                                                                boards
-------------------------------- -------------------- -------------------- -------------------- --------------------

Harold J. Baxter,                N/A                  N/A                  N/A                  N/A
Trustee*
-------------------------------- -------------------- -------------------- -------------------- --------------------

Jettie M. Edwards,               $49,320              N/A                  N/A                  $77,500 for
Trustee                                                                                         services on two
                                                                                                boards
-------------------------------- -------------------- -------------------- -------------------- --------------------

Albert A. Miller,                $49,320              N/A                  N/A                  $77,500 for
Trustee                                                                                         services on two
                                                                                                boards
-------------------------------- -------------------- -------------------- -------------------- --------------------

* Mr. Baxter is a Trustee who may be deemed to be an "interested person" of the Trust, as that term is defined in the 1940 Act, and consequently will be receiving no compensation from the Trust.

** Compensation expenses are allocated pro rata based on the relative net assets of the Fund included in the Trust Complex.

                             5% AND 25% SHAREHOLDERS

As of December __, 2003, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or more of the shares of each Fund. The Trust believes that most of the shares referred to below were held by the persons indicated in accounts for their fiduciary, agency or custodial clients. Persons owning of record or beneficially 25% or more of the outstanding share class of each Fund may be deemed to be a controlling person of that Fund for purposes of the 1940 Act.

--------------------------------------------------------------------------------
PBHG ASSET ALLOCATION CONSERVATIVE  PORTFOLIO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PBHG ASSET ALLOCATION MODERATE PORTFOLIO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PBHG ASSET ALLOCATION MODERATE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PBHG ASSET ALLOCATION GROWTH PORTFOLIO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The Trustees and Officers of the Trust collectively owned less than 1% of the outstanding shares of each Fund at December __, 2003.

                                   THE ADVISER

The Trust and Pilgrim Baxter & Associates, Ltd. have entered into an advisory agreement with respect to each Fund (the "Advisory Agreement"). The Advisory Agreement provides certain limitations on the Adviser's liability, but also provides that the Adviser will not be protected against any liability to the Trust or each of its Funds or their shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Adviser is an indirect, wholly-owned subsidiary of Old Mutual plc ("Old Mutual"). Old Mutual is an international financial services group based in London, with operations in life assurance, asset management, banking and general insurance. Old Mutual's principal offices are located at 3rd Floor, Lansdowne House, 57 Berkeley Square, London, WIX 50H, United Kingdom.

PBHG Fund Services, the Trust's Administrator, is a wholly owned subsidiary of the Adviser (see "The Administrator" for more detail on PBHG Fund Services). PBHG Fund Services also serves as administrator to PBHG Insurance Series Fund, a management investment company also managed by the Adviser. PBHG Fund Distributors, the Trust's Distributor, is also a wholly owned subsidiary of the Adviser (see "The Distributor" for more detail on PBHG Fund Distributors). PBHG Fund Distributors also serves as distributor to PBHG Insurance Series Fund. The Adviser has discretionary management authority with respect over $9.3 billion as of June 30, 2003. In addition to advising the Funds, the Adviser provides advisory services to other mutual funds and to pension and profit-sharing plans, charitable institutions, corporations, trusts and estates, and other investment companies. The principal business address of the Adviser is 1400 Liberty Ridge Drive, Wayne, Pennsylvania 19087-5593.

The Advisory Agreement obligates the Adviser to: (i) provide a program of continuous investment management for the Trust in accordance with the Trust's investment objectives, policies and limitations; (ii) make investment decisions for the Trust; and (iii) place orders to purchase and sell securities for the Trust, subject to the supervision of the Board of Trustees. The Advisory Agreement also requires the Adviser to pay its overhead and employee costs and the compensation and expenses of all its partners, officers and employees who serve as officers and executive employees of the Trust. The Advisory Agreement provides that the Adviser is not responsible for other expenses of operating the Trust. From time to time, the Adviser or a company under common control with the Adviser may make payments to broker-dealers for the promotion of the sale of Trust shares or for their own company-sponsored sales programs.

The continuance of the Advisory Agreement after the first two years must be specifically approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the Trust's outstanding voting securities and (ii) by the affirmative vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Advisory Agreement may be terminated (i) at any time without penalty by the Trust upon the vote of a majority of the Trustees or by vote of the majority of the Trust's outstanding voting securities upon 60 days' written notice to the Adviser or (ii) by the Adviser at any time without penalty upon 60 days' written notice to the Trust. The Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of each Fund's average daily net assets as set forth in the table below. In addition, in the interest of limiting the expenses of the Funds during the current fiscal year, the Adviser has signed an expense limitation contract with the Trust on behalf of certain Funds ("Expense Limitation Agreement") pursuant to which, with respect to the Class A and Class C shares, the Adviser has agreed to waive or limit a portion of its fee and to assume other expenses in an amount necessary to limit total annual operating expenses (but excluding fees and expenses incurred under the Trust's Distribution Plans and Service Plan, with respect to Class A and Class C, sales charges, interest, taxes, brokerage commissions, and any expenditures that are capitalized in accordance with generally accepted accounting principles, and any extraordinary expenses not incurred in the ordinary course of each Fund's business) as set forth in the table below.


                                                                                       EXPENSE
                                  FUND                         MANAGEMENT FEE *      LIMITATION 1
---------------------------------------------------------   ---------------------  ------------------
PBHG ASSET ALLOCATION CONSERVATIVE  PORTFOLIO                          _.__%              _.__%

PBHG ASSET ALLOCATION MODERATE PORTFOLIO                               _.__%              _.__%

PBHG ASSET ALLOCATION MODERATE GROWTH PORTFOLIO                        _.__%              _.__%

PBHG ASSET ALLOCATION GROWTH PORTFOLIO                                 _.__%              _.__%


* These are the annual management fees each Fund will pay upon commencement of operations.

[The investment advisory fees paid by certain of the Funds is higher than those paid by most investment companies, although the Adviser believes the fees to be comparable to those paid by investment companies with similar investment objectives and policies.]

1 The expense limitation agreement for these Funds may be discontinued at any time. Reimbursement by the Funds of the advisory fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement may be made at a later date when the Funds have reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense rate of each Fund to exceed the Expense Limitation. Consequently, no reimbursement by a Fund will be made unless: (i) the Fund's assets exceed $75 million; (ii) the Fund's total annual expense ratio is less than the Expense Limitation (excluding certain other expenses such as brokerage commissions and extraordinary expenses); and (iii) the payment of such reimbursement was approved by the Board of Trustees on a quarterly basis.

Listed below are the investment professionals of the Advisor that form the teams primarily responsible for the management of the Funds and a brief biographical description of each member.

Michael S. Sutton, JD, CFA - Chief Investment Officer
Michael Sutton is Chief Investment Officer, a Portfolio Manger/Analyst focusing on large cap growth and a member of Pilgrim Baxter's executive management team. As Chief Investment Officer, he is responsible for the strategic direction of our investment products and for oversight of daily operations in trading and account control. Among his portfolio management responsibilities are the day-to-day management of the PBHG Large Cap 20 and Large Cap Growth Funds, the PBHG Large Cap Growth and Select 20 Portfolios, as well as co-management of the PBHG Select Growth Fund. In addition, he manages institutional large cap growth portfolios. Michael joined Pilgrim Baxter from Loomis, Sayles & Co., where he worked as a portfolio manager for seven years managing institutional mid and large cap growth portfolios. He began his career at Stein, Roe & Farnham where he managed large cap growth portfolios for five years. Michael was educated at Florida State University (BS and MBA Finance and JD). He holds the Chartered Financial Analyst designation and is a member of the Philadelphia FAP, Inc.

Gary L. Pilgrim, CFA - President
Gary Pilgrim is a founding partner of the Firm. Among his responsibilities are the day-to-day management of small and mid cap portfolios, including the PBHG Growth, Core Growth, and New Opportunities Funds, and the PBHG Growth II Portfolio. In addition, he manages institutional small and mid cap growth portfolios and researches small and mid cap growth stocks. Gary is a member of the Board of Directors and was formerly Pilgrim Baxter's Chief Investment Officer. Gary has been involved in growth stock investing throughout his career, which began at Philadelphia National Bank in the late 1960s. He served initially as an analyst, later as Director of Research, and ultimately, as Chief Investment Officer for the Investment Management Division of the bank. Gary was educated at Drexel University (MBA Finance) and the University of Tulsa (BSBA). He holds the Chartered Financial Analyst designation and is a member of the Philadelphia FAP, Inc.

Samuel H. Baker, CFA - Portfolio Manager/Analyst of Private Equity
Sam Baker manages the day to day activities of Pilgrim Baxter's Hybrid Partners I, L.P. and is the co-manager of Pilgrim Baxter's Hybrid Partners II, L.P. Both portfolios focus on investing in small "broken growth" stocks and late-stage private companies. Sam joined the Firm in 1996. Prior to joining Pilgrim Baxter, Sam was employed by Allen & Company Inc., a private investment banking firm in New York, where he focused his work on a similarly focused private limited partnership after beginning his career there working on corporate finance and merger advisory assignments. Sam was educated at the Wharton School at the University of Pennsylvania (MBA Finance) and Yale University (BA English Literature). He holds the Chartered Financial Analyst designation and is a member of the Philadelphia FAP, Inc.

Gregory P. Chodaczek - Portfolio Manager/Analyst
Greg Chodaczek is responsible for the co-management of the PBHG Select Growth Fund. In addition, he is responsible for researching pharmaceutical and biotech companies. Prior to joining Pilgrim Baxter, Greg was a Senior Financial Analyst for Scientific Atlanta, Inc. in Atlanta, GA. Greg was educated at Georgia State University (MS Finance concentration in Investments) and Villanova University (BS Business Administration). He has passed Level II of the Chartered Financial Analyst designation.

Jerome J. Heppelmann, CFA - Portfolio Manager/Analyst
Jerome Heppelmann's responsibilities include the day-to-day management of the PBHG Small Cap, Mid Cap, and Focused Funds and the PBHG Small Cap and Mid Cap Portfolios. Jerome is co-manager for the PBHG Strategic Small Company Fund. In addition, he manages institutional small and mid cap core portfolios. Jerome has been with Pilgrim Baxter since 1994 and has held a number of roles within the firm prior to joining the investment team. Prior to joining Pilgrim Baxter, Jerome was a member of the Investment Advisory Group within SEI Investments servicing investment management clients. Jerome was educated at the University of Notre Dame (BBA Finance). He holds the Chartered Financial Analyst designation and is a member of the Philadelphia FAP, Inc.

Raymond J. McCaffrey, CFA - Portfolio Manager/Analyst
Ray McCaffrey's responsibilities include the day-to-day management of the PBHG Large Cap Fund and the PBHG Select Value Portfolio. In addition, he manages institutional large cap core and value portfolios. Ray joined Pilgrim Baxter in 1997 from Pitcairn Trust Company, where he was Vice President, Technology Analyst & Portfolio Manager responsible for the management of a concentrated equity portfolio and for security analysis and research of the technology sector. His prior investment experience also includes investment analyst positions with Cypress Capital Management, Independence Capital Management and Fidelity Bank. Ray was educated at Carnegie Mellon University (MS Industrial Administration) and Villanova University (BS economics). He holds the Chartered Financial Analyst designation.

Peter J. Niedland, CFA - Portfolio Manager/Analyst
Pete Niedland's responsibilities include the day-to-day management of the PBHG Emerging Growth and PBHG Limited Funds, as well as the PBHG Small Cap Growth Portfolio. In addition, he manages several separately managed small cap growth portfolios. His previous responsibilities included equity/quantitative analysis and the maintenance of the Pilgrim Baxter total universe. Pete joined Pilgrim Baxter in 1993. Pete was educated at the University of Richmond (BS Economics and Marketing). He holds the Chartered Financial Analyst designation and is a member of the Philadelphia FAP, Inc.

James M. Smith, CFA - Portfolio Manager/Analyst
James Smith's responsibilities include the day-to-day management of several small cap growth portfolios and co-management of the PBHG Strategic Small Company Fund. In addition, Jim leads the investment team responsible for management of Pilgrim Baxter's Hybrid Partners I and is co-manager for Pilgrim Baxter's Hybrid Partners II, Both portfolios focus on investing in small "broken growth" stocks and late-stage private companies. Jim possesses over twenty-five years of investment experience in equity portfolio management and research. Most recently, he managed a small cap growth mutual fund for Selected Financial Services. His prior service also includes employment with Sears Investment Management Company as Vice President responsible for emerging growth and venture capital portfolios. Jim was educated at Northwestern University (MBA in Finance and Marketing) and Washington & Lee University (BS Commerce). Jim was inducted into Phi Beta Kappa while attending Washington & Lee University. He holds the Chartered Financial Analyst designation.

                                THE SUB-ADVISERS

ACADIAN ASSET MANAGEMENT, INC.

The Trust, on behalf of the [PBHG Asset Allocation Conservative, Moderate, Moderate Growth and Growth Portfolios], and the Adviser have entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Acadian Asset Management, Inc. ("Acadian"). The Sub-Advisory Agreement provides certain limitations on Acadian's liability, but also provides that Acadian will not be protected against any liability to the Funds or their shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Sub-Advisory Agreement obligates Acadian to: (i) manage the investment operations of the Fund and the composition of the Fund's investment portfolios, including the purchase, retention and disposition thereof in accordance with the Fund's investment objective, policies and limitations; (ii) provide supervision of the Fund's investments and to determine from time to time what investment and securities will be purchased, retained or sold by the Fund and what portion of the assets will be invested or held uninvested in cash; and (iii) determine the securities to be purchased or sold by the Fund and will place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Fund's Prospectus or as the Board of Trustees or the Adviser may direct from time to time, in conformity with federal securities laws.

The continuance of the Sub-Advisory Agreement after the first two years must be specifically approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by the affirmative vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Sub-Advisory Agreement may be terminated
(i) by the Trust, without the payment of any penalty, by the vote of a majority of the Trustees of the Trust or by the vote of a majority of the outstanding voting securities of the relevant Fund, (ii) by the Adviser at any time, without the payment of any penalty, on not more than 60 days' nor less than 30 days' written notice to the other parties, or (iii) by Acadian at any time, without the payment of any penalty, on 90 days' written notice to the other parties. The Sub-Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

For the services provided and expenses incurred pursuant to the Sub-Advisory Agreement for the Fund, Acadian is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of the Fund that is computed and paid monthly at an annual rate of _____% of the Portfolio's average net assets.

Listed below are the investment professionals of the Sub-Advisor that form the teams primarily responsible for the management of the Funds and a brief biographical description of each member.

Ronald  D.  Frashure, CFA
Mr. Frashure is President of Acadian Asset Management, Inc. He is Co-Chief Investment Officer and plays a key role in the firm's investment research and quantitative management process. Mr. Frashure spent seventeen years at the Putnam Companies in Boston before joining Acadian in early 1988. At Putnam, he was the Director of Asset Allocation and was in charge of the management of more than $1 billion in assets. In his role as Director of Asset Allocation, he was responsible for the country selection process used within Putnam International Advisors. Attribution studies showed that this process was the major source of value-added in the superior results attained by Putnam's global and international portfolios during this time. A graduate of MIT and the Harvard Business School (Baker Scholar, with high distinction), Ron has spent his career developing and implementing structured, disciplined techniques for security valuation, portfolio management, and asset allocation. He has published numerous papers and articles.

John  R.  Chisholm, CFA
John R. Chisholm is Co-Chief Investment Officer and Executive Vice President of Acadian Asset Management. He has been affiliated with the firm since 1984, first in a consulting capacity, then as a full time portfolio manager and quantitative research analyst. In addition to actively managing Acadian portfolios, Mr. Chisholm is responsible for developing quantitative techniques to value markets and securities. He has also overseen the development of software to implement Acadian's investment strategies. Mr. Chisholm received undergraduate and graduate degrees from the Massachusetts Institute of Technology. Before attending the Sloan School of Management at MIT, he was a systems engineer at Draper Laboratories, where he worked on missile guidance systems. He was also an analyst for the International Asset Management Department at the State Street Bank and Trust Company. Mr. Chisholm is a Chartered Financial Analyst and a member of the Boston Security Analysts Society.

Brian  K.  Wolahan, CFA
Mr. Wolahan is a senior portfolio manager and research analyst responsible for developing and applying quantitative techniques to evaluate markets and securities. Most recently, he has concentrated on developing valuation frameworks for emerging markets, as well as foreign exchange and tactical asset allocation models. Brian received his undergraduate degree from Lehigh University and his graduate degree from MIT. Before joining Acadian in 1990, he worked in the Systems Planning Group at Bank of New England, and as a Senior Systems Analyst at Mars Incorporated with responsibilities for Corporate Systems. He is a Chartered Financial Analyst and a member of the Boston Security Analysts Society.

Raymond  F.  Mui
Mr. Mui is a Senior Vice President at Acadian Asset Management, specializing in multi-factor equity valuation frameworks and the development of investment strategies for both the developed and emerging equity markets. His current work also focuses on portfolio optimization tools and the use of derivative instruments for obtaining non-U.S. equity exposure. Mr. Mui received his undergraduate degree from the University of Michigan, his graduate degree in computer science at California State University, Fullerton, and his MBA from Boston University. Prior to joining Acadian in 1991, Mr. Mui was a member of the senior technical staff at Hughes Aircraft, where he developed prototypes of command, communications and information systems. He was named a Hughes Fellow in 1986. He also was a member of the Advanced Machine Intelligence and Technology team at GTE, specializing in neural networks

ANALYTIC INVESTORS, INC.

The Trust, on behalf of the [PBHG Asset Allocation Conservative, Moderate, Moderate Growth and Growth Portfolios], and the Adviser have entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Analytic Investors, Inc. ("Analytic"). The Sub-Advisory Agreement provides certain limitations on Analytic's liability, but also provides that Analytic will not be protected against any liability to the Funds or their shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Sub-Advisory Agreement obligates Analytic to: (i) manage the investment operations of the Fund and the composition of the Fund's investment portfolios, including the purchase, retention and disposition thereof in accordance with the Fund's investment objective, policies and limitations; (ii) provide supervision of the Fund's investments and to determine from time to time what investment and securities will be purchased, retained or sold by the Fund and what portion of the assets will be invested or held uninvested in cash; and (iii) determine the securities to be purchased or sold by the Fund and will place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Fund's Prospectus or as the Board of Trustees or the Adviser may direct from time to time, in conformity with federal securities laws.

The continuance of the Sub-Advisory Agreement after the first two years must be specifically approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by the affirmative vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Sub-Advisory Agreement may be terminated
(i) by the Trust, without the payment of any penalty, by the vote of a majority of the Trustees of the Trust or by the vote of a majority of the outstanding voting securities of the relevant Fund, (ii) by the Adviser at any time, without the payment of any penalty, on not more than 60 days' nor less than 30 days' written notice to the other parties, or (iii) by Analytic at any time, without the payment of any penalty, on 90 days' written notice to the other parties. The Sub-Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

For the services provided and expenses incurred pursuant to the Sub-Advisory Agreement for the Fund, Analytic is entitled to receive from the Adviser a sub-advisory fee at an annual rate of [___] of the Portfolio's average net assets.

Analytic believes the characteristics that drive stock prices can be systematically identified and measured. There are five primary elements used to determine a stock's attractiveness: 1) relative valuation; 2) growth potential;
3) historical return momentum; 4) liquidity; and 5) risk. The valuation process examines dozens of financial measures within these five elements. Analytic accepts, however, that the predictive power of each of these financial measures has changed over time and will continue to change into the future. As a result, Analytic has developed a unique weighting process for each of these financial measures, which allows our approach to adapt to constantly changing market conditions. The adaptive approach increases the weight of those variables that have contributed most heavily to recent performance and decreases the weight to those measures that have lost their predictive capacity. The enhanced equity process commences by developing rankings for all the companies in the equity universe based on the combined attractiveness of the five elements. This requires extensive analysis and necessitates the assistance of a computer model to simultaneously evaluate all the data for each stock. Once the stocks are ranked, a highly diversified portfolio is constructed by selecting that combination of stocks which represents the best potential return while maintaining a risk profile that is similar to the equity universe. In the process, Analytic's quantitative approach greatly reduces the exposures to firm size, market style, and economic sector biases. This is referred to as being size neutral, style neutral and sector neutral. The Fund's portfolio is monitored daily, and re-balanced periodically to ensure optimum performance. Individual security positions are limited to a maximum of a 3% active position relative to their respective weights in the equity universe. The Fund seeks to be fully invested at all times.

Listed below are the investment professionals of the Sub-Advisor that form the teams primarily responsible for the management of the Funds and a brief biographical description of each member.

Harindra de Silva, Ph.D., CFA
Harindra ("Harin") de Silva is responsible for the firm's strategic direction and the ongoing development of its investment processes. Harin focuses on the ongoing research and portfolio management efforts for the Core Equity strategies and the Tactical Asset Allocation strategies. Harin has authored several articles and studies on finance-related topics including stock market anomalies, market volatility and asset valuation. Prior to joining Analytic Investors, he was a Principal at Analysis Group, Inc., where he was responsible for providing economic research services to institutional investors including investment managers, large pension funds, and endowments. This included the development of quantitative equity strategies and econometric models for use in asset allocation strategies. Harin received a Ph.D. in Finance from the University of California, Irvine. He holds a BS in Mechanical Engineering from the University of Manchester Institute of Science and Technology, an MBA in Finance and a MS in Economic Forecasting from the University of Rochester. He is a member of Association for Investment Management and Research, the American Finance Association, and the International Association of Financial Analysts.

Dennis  Bein, CFA
Dennis is a Portfolio Manager responsible for the ongoing research for the Core Equity strategies as well as the day-to-day portfolio management and trading of such accounts. Prior to joining Analytic Investors, Dennis was a Senior Consultant for AG Risk Management, Analysis Group's investment consulting subsidiary. He consulted with pension fund managers on investment objective definition, asset allocation analysis, and manager performance evaluation. Dennis received an MBA from the Anderson Graduate School of Management at the University of California, Riverside. He completed his undergraduate studies in Business Administration at the University of California, Riverside. He is a Chartered Financial Analyst and is a member of the Association for Investment Management and Research (AIMR), the Institute of Chartered Financial Analysts
(ICFA) and the Los Angeles Society of Financial Analysts (LASFA).

BARROW, HANLEY, MEWHINNEY & STRAUSS, INC.

The Trust, on behalf of the [PBHG Asset Allocation Conservative, Moderate, Moderate Growth and Growth Portfolios], and the Adviser have entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Barrow, Hanley, Mewhinney & Strauss, Inc. ("Barrow, Hanley"). The Sub-Advisory Agreement provides certain limitations on Barrow, Hanley's liability, but also provides that Barrow, Hanley will not be protected against any liability to the Funds or their shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Sub-Advisory Agreement obligates Barrow, Hanley to: (i) manage the investment operations of the Fund and the composition of the Fund's investment portfolios, including the purchase, retention and disposition thereof in accordance with the Fund's investment objective, policies and limitations; (ii) provide supervision of the Fund's investments and to determine from time to time what investment and securities will be purchased, retained or sold by the Fund and what portion of the assets will be invested or held uninvested in cash; and
(iii) determine the securities to be purchased or sold by the Fund and will place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Fund's Prospectus or as the Board of Trustees or the Adviser may direct from time to time, in conformity with federal securities laws.

The continuance of the Sub-Advisory Agreement after the first two years must be specifically approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by the affirmative vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Sub-Advisory Agreement may be terminated

(i) by the Trust, without the payment of any penalty, by the vote of a majority of the Trustees of the Trust or by the vote of a majority of the outstanding voting securities of the relevant Fund, (ii) by the Adviser at any time, without the payment of any penalty, on not more than 60 days' nor less than 30 days' written notice to the other parties, or (iii) by Barrow, Hanley at any time, without the payment of any penalty, on 90 days' written notice to the other parties. The Sub-Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

For the services provided and expenses incurred pursuant to the Sub-Advisory Agreement for the Fund, Barrow, Hanley is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of the Fund that is computed and paid monthly at an annual rate of _____% of the Portfolio's average net assets.

Listed below are the investment professionals of the Sub-Advisor that form the teams primarily responsible for the management of the Funds and a brief biographical description of each member.

James Barrow
Principal, Large Cap Value & Mid Cap Value Equity Portfolio Manager
Graduated from the University of South Carolina. During his 41-year investment career, he has worked as a Securities Analyst and Portfolio Manager for several major institutions including Citizens & Southern Bank of South Carolina, Atlantic Richfield and Reliance Insurance. In 1973 he joined Republic National Bank of Dallas as a Portfolio Manager. He later was placed in charge of the Employee Benefit Portfolio Group and was a member of the Trust Investment Committee until the founding of this firm in 1979.

John S.  Williams, CFA
Principal, Fixed Income Portfolio Manager
Mr. Williams joined BHMS in 1983 to launch fixed income management for our firm. Currently, he serves as the Chief Investment Officer for all fixed income strategies, specializing in the MBS sector, and is an analyst for the energy and utility industries. While at BHMS, he has served on the United Asset Management Board and the Advisory Board for the Teacher Retirement System of Texas. He is an active member of the Dallas Investment Analysts Society. Mr. Williams, a Chartered Financial Analyst, earned an MBA in 1976 and a BBA in 1975, both with Honors, from Texas Christian University.

Prior experience includes being an investment officer for Southland Life Insurance Company, where he was a corporate bond portfolio manager and private placement analyst. During his four years at Southland, assets grew to more than $1 billion, with book yield on the portfolio increasing every year. Prior to that, he was a portfolio manager and securities analyst in the Trust Department at InterFirst Bank Dallas. He has also managed balanced and municipal portfolios during his 27-year investment career.

Ray Nixon, Jr.
Principal, Large Cap Value Equity Portfolio Manager
Graduated from the University of Texas, where he earned both a BA and an MBA. Mr. Nixon joined BHMS as a Principal in 1994 from Salomon Smith Barney, Inc., where he was a member of the firm's Investment Policy Committee and served as their Lead Institutional Stockbroker for the Southwest. During his 26-year investment career, he also served as a Research Analyst for the Teacher Retirement System of Texas. Mr. Nixon is a member of the Board of the Presbyterian Healthcare Foundation and serves as Committee Chair of Young Life for the Dallas area. He also serves on the Board of the Salvation Army.

David  R.  Hardin
Principal, Fixed Income Portfolio Manager
Mr. Hardin joined BHMS in 1987 as a Principal and portfolio manager. Currently, he serves as Director of Credit Research, specializing in the high-yield sector. He is also an analyst for the industrial sector, including media and cable, and manages our municipal portfolios. Mr. Hardin received an M.Sc. from the London School of Economics in 1975 and a BBA from Texas Christian University in 1973.

Prior to joining BHMS, Mr. Hardin was Vice President and Director of the Fixed Income Group at Republic Bank Dallas Trust Department. He was responsible for the management of all fixed income assets, created and managed SEC-registered mutual funds, and was the first portfolio manager for their high-yield corporate bond fund. Mr. Hardin began his 27-year investment career at American General Insurance Co. in Houston, where he served as a private placement portfolio manager and credit analyst.

Mark  C.  Luchsinger, CFA
Principal, Fixed Income Portfolio Manager
Mr. Luchsinger joined BHMS in 1997 and became a Principal in 1998. He currently serves as a portfolio manager, specializing in investment-grade and high-yield corporate bond strategies, and is an analyst for the basic materials, consumer and technology industries. Mr. Luchsinger is a Chartered Financial Analyst and is active in the Dallas Association of Investment Analysts. He earned a BBA from Bowling Green State University in 1980.

During his 22-year investment career, Mr. Luchsinger has served as Chief Investment Officer for Great American Reserve Insurance Company, where he was responsible for the management of more than $1 billion in corporate, mortgage, and private placement fixed income, as well as equity assets. He has also served as Senior Investment Portfolio Manager for Western Preferred Corporation, managing more than $1 billion in fixed income assets. Mr. Luchsinger began his career as a credit analyst for Scor Reinsurance Company. In addition, he spent ten years in fixed income sales at First Boston Corporation, PaineWebber and Morgan Keegan.

J. Scott McDonald, CFA
Principal, Fixed Income Portfolio Manager
Mr. McDonald joined BHMS in 1995 and became a Principal in 1998. He currently serves as a portfolio manager, specializing in corporate and government bonds, and is an analyst for the financial sector, including banks, and the sovereign (Yankee) sector. Mr. McDonald is a Chartered Financial Analyst and is active in the Dallas Association of Investment Analysts. He received an MBA in 1991 from the University of Texas at Austin and a BBA from Southern Methodist University in 1986.

During his 14-year investment career, Mr. McDonald previously served as Senior Vice President and Portfolio Manager at Life Partners Group, Inc., managing more than $3 billion in corporate bonds, private placements, and mortgages. While with Life Partners, he was responsible for implementing investment strategy for their life insurance and annuity assets. Prior to that, he was a Credit Supervisor and Lending Officer for Chase Bank of Texas.


Deborah S. Petruzzelli
Fixed Income Portfolio Manager
Ms. Petruzzelli joined BHMS in May of 2003 as a portfolio manager. Her primary area of responsibility is mortgage-backed, asset-backed, and structured product securities and sectors, for which she serves as lead analyst and strategist. In addition to portfolio management and research responsibilities, Ms. Petruzzelli serves as a member of the fixed income group's investment strategy committee and assumes an active role in client service. Her experience in new product development will also be utilized in marketing. Ms. Petruzzelli earned a BSBA in Business Administration from Bowling Green State University in 1986.

During her 17-year career, Ms. Petruzzelli has served as Managing Director/Senior Portfolio Manager for Victory Capital Management, Inc., where she was responsible for the management of ABS, CMBS, and whole-loan sectors for all client portfolios. She also had an active role in that firm's marketing effort, including the development of a core plus strategy, leveraging the firm's convertible equity management strengths. Prior to joining Victory, she worked for McDonald & Company Securities, Inc., as Senior Vice President for ABS syndication and traded ABS, CMO, and MBS. Ms. Petruzzelli is a frequent speaker at national conferences and investment industry symposiums.

CLAY FINLAY, INC.

The Trust, on behalf of the [PBHG Asset Allocation Conservative, Moderate, Moderate Growth and Growth Portfolios], and the Adviser have entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Clay Finlay, Inc. ("Clay Finlay"). The Sub-Advisory Agreement provides certain limitations on Clay Finlay's liability, but also provides that Clay Finlay will not be protected against any liability to the Funds or their shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Sub-Advisory Agreement obligates Clay Finlay to: (i) manage the investment operations of the Fund and the composition of the Fund's investment portfolios, including the purchase, retention and disposition thereof in accordance with the Fund's investment objective, policies and limitations; (ii) provide supervision of the Fund's investments and to determine from time to time what investment and securities will be purchased, retained or sold by the Fund and what portion of the assets will be invested or held uninvested in cash; and (iii) determine the securities to be purchased or sold by the Fund and will place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Fund's Prospectus or as the Board of Trustees or the Adviser may direct from time to time, in conformity with federal securities laws.

The continuance of the Sub-Advisory Agreement after the first two years must be specifically approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by the affirmative vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Sub-Advisory Agreement may be terminated
(i) by the Trust, without the payment of any penalty, by the vote of a majority of the Trustees of the Trust or by the vote of a majority of the outstanding voting securities of the relevant Fund, (ii) by the Adviser at any time, without the payment of any penalty, on not more than 60 days' nor less than 30 days' written notice to the other parties, or (iii) by Clay Finlay at any time, without the payment of any penalty, on 90 days' written notice to the other parties. The Sub-Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

For the services provided and expenses incurred pursuant to the Sub-Advisory Agreement for the Fund, Clay Finlay is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of the Fund that is computed and paid monthly at an annual rate of _____% of the Portfolio's average net assets.

Listed below are the investment professionals of the Sub-Advisor that form the teams primarily responsible for the management of the Funds and a brief biographical description of each member.

Virginie  M. Maisonneuve, CFA
Member of the Investment Policy Committee. Previous investment experience as Portfolio Manager at State Street Research, Batterymarch Financial Management and Martin Currie. Additional experience with the French Ministry of Foreign Affairs in Beijing, China. M.B.A. Ecole Superieure Libre des Sciences Commerciales Appliques, B.A. People's University, Beijing and B.A. Dauphine University, Paris. Joined the firm in 1998 and has 16 years of investment experience.

Robert  C. Schletter, CFA
Member of the Investment Policy Committee. Previous investment experience as Senior Vice President and Portfolio Manager at Morgan Guaranty. M.B.A. University of Virginia, B.S. Northwestern University. Joined the firm in 1984 and has 24 years of investment experience.

Frances R. Dakers
Member of the Investment Policy Committee. Previous investment experience in London and Paris including experience at Commerzbank, Thomson McKinnon, Kitcat & Aitken and Scrimgeour Kemp Gee. B.A. University of Reading. Joined the firm in 1982 and has 37 years of investment experience.

Gregory  M. Jones, CFA
Member of the Investment Policy Committee. Previous investment experience as a Portfolio Manager, Analyst with The Northern Trust Co. in Chicago and Dean Witter Reynolds and a credit analyst with Riggs National Bank. M.B.A. University of Chicago. B.A. Duke University. Joined the firm in 1995 and has 19 years of investment experience.

Susan Kenneally
Member of the Investment Policy Committee. Previous investment experience as a Senior Vice President and Director at Schroders Investment Management, Director International Investments at New York State Retirement Fund, Vice President UBS Securities, Partner & Co-Head International Equity Portfolio Management at Arnold and S. Bleichroeder, and Analyst at Wood Gundy. B.A. University of Vermont. Joined the firm in 2000 and has 24 years of investment experience.

DWIGHT ASSET MANAGEMENT COMPANY

The Trust, on behalf of the [PBHG Asset Allocation Conservative, Moderate and Moderate Growth Portfolios], and the Adviser have entered into sub-advisory agreements (the "Sub-Advisory Agreements") with Dwight Asset Management Company ("Dwight"). The Sub-Advisory Agreements provide certain limitations on Dwight's liability, but also provides that Dwight will not be protected against any liability to the Funds or their shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Sub-Advisory Agreements obligate Dwight to: (i) manage the investment operations of the Funds and the composition of the Funds' investment portfolios, including the purchase, retention and disposition thereof in accordance with the Funds' investment objectives, policies and limitations; (ii) provide supervision of the Funds' investments and to determine from time to time what investment and securities will be purchased, retained or sold by the Funds and what portion of the assets will be invested or held uninvested in cash; and (iii) determine the securities to be purchased or sold by the Funds and will place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Funds' Prospectus or as the Board of Trustees or the Adviser may direct from time to time, in conformity with federal securities laws.

The continuance of the Sub-Advisory Agreements after the first two years must be specifically approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of the relevant Fund and (ii) by the affirmative vote of a majority of the Trustees who are not parties to the agreements or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Sub-Advisory Agreements may be terminated (i) by the Trust, without the payment of any penalty, by the vote of a majority of the Trustees of the Trust or by the vote of a majority of the outstanding voting securities of the relevant Fund, (ii) by the Adviser at any time, without the payment of any penalty, on not more than 60 days' nor less than 30 days' written notice to the other parties, or (iii) by Dwight at any time, without the payment of any penalty, on 90 days' written notice to the other parties. The Sub-Advisory Agreements will also terminate automatically in the event of their assignment (as defined in the 1940 Act).

For the services provided and expenses incurred pursuant to the Sub-Advisory Agreement for the Fund, Dwight is entitled to receive from the Adviser a sub-advisory fee at an annual rate of [___] of the Portfolio's average net assets.

[For the services provided and expenses incurred pursuant to the Sub-Advisory Agreement for the [PBHG Asset Allocation ____________ Portfolio], Dwight is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of the Fund that is computed and paid monthly at an annual rate of [___] of the Portfolio's average net assets.]

Listed below are the investment professionals of the Sub-Advisor that form the teams primarily responsible for the management of the Funds and a brief biographical description of each member.

David J. Thompson, CFA
Mr. Thompson has 13 years institutional fixed income investment experience and 1 year with Dwight. He was formerly Fixed Income Portfolio Manager at Lord Abbett & Company and Senior Portfolio Manager at Dewey Square Investors. He received a Bachelor of Science in Finance and Economics from Manhattan College. Mr. Thompson is a Chartered Financial Analyst and the Chief Investment Officer for the firm. He is a member of Dwight's Investment Committee.
David  Kilborn, CFA
Mr. Kilborn has 12 years of investment experience including 6 years with Dwight Former experience was with NationsBank and Chemical Bank. He received a Bachelor of Arts degree from Trinity College. Mr. Kilborn is a Chartered Financial Analyst and a member of the Dwight Investment Committee.

FIRST PACIFIC ADVISORS, INC.

The Trust, on behalf of the [PBHG Asset Allocation Conservative, Moderate, Moderate Growth and Growth Portfolios], and the Adviser have entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with First Pacific Advisors, Inc. ("First Pacific"). The Sub-Advisory Agreement provides certain limitations on First Pacific's liability, but also provides that First Pacific will not be protected against any liability to the Funds or their shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Sub-Advisory Agreement obligates First Pacific to: (i) manage the investment operations of the Fund and the composition of the Fund's investment portfolios, including the purchase, retention and disposition thereof in accordance with the Fund's investment objective, policies and limitations; (ii) provide supervision of the Fund's investments and to determine from time to time what investment and securities will be purchased, retained or sold by the Fund and what portion of the assets will be invested or held uninvested in cash; and (iii) determine the securities to be purchased or sold by the Fund and will place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Fund's Prospectus or as the Board of Trustees or the Adviser may direct from time to time, in conformity with federal securities laws.

The continuance of the Sub-Advisory Agreement after the first two years must be specifically approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by the affirmative vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Sub-Advisory Agreement may be terminated
(i) by the Trust, without the payment of any penalty, by the vote of a majority of the Trustees of the Trust or by the vote of a majority of the outstanding voting securities of the relevant Fund, (ii) by the Adviser at any time, without the payment of any penalty, on not more than 60 days' nor less than 30 days' written notice to the other parties, or (iii) by First Pacific at any time, without the payment of any penalty, on 90 days' written notice to the other parties. The Sub-Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

For the services provided and expenses incurred pursuant to the Sub-Advisory Agreement for the Fund, First Pacific is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of the Fund that is computed and paid monthly at an annual rate of _____% of the Portfolio's average net assets.

Listed below are the investment professionals of the Sub-Advisor that form the teams primarily responsible for the management of the Funds and a brief biographical description of each member.

Robert L. Rodriguez, CFA - Principal, CEO
Mr. Rodriguez, who joined the firm in 1983, manages equity separate accounts and the FPA Capital Fund in the Small/Mid-Cap Value equity style. He is also the portfolio manager of FPA New Income, a bond fund. His prior experience includes serving as a Senior Portfolio Manager, Chairman's Department of Kaufman & Broad, Inc.; and portfolio manager at Transamerica Investment Services, Inc. Mr. Rodriguez received a BS in Business Administration (Magna Cum Laude) and an MBA, both from the University of Southern California.

Steven Romick, CFA - Senior Vice President
Mr. Romick serves as Senior Vice President, First Pacific Advisors, Inc., and Chief Investment Officer, FPA Crescent Fund. Mr. Romick graduated with a BS from Northwestern University in 1985. Over the next five years, he was engaged as an independent security analyst and consultant to Kaplan, Nathan & Co., a New York investment partnership, until founding Crescent Management in 1990. Mr. Romick currently serves on the board of directors of Vista Del Mar, a Los Angeles-based non-profit organization. He is also a member of the Los Angeles Society of Financial Analysts and the Association for Investment Management and Research.

Dennis M. Bryan, CFA - Vice President
Mr. Bryan manages separate accounts in the Small/Mid-Cap Value equity style and supports the equity securities research efforts of Mr. Rodriguez. Before joining the firm in 1993, he was with The Maclellan Group as a Financial Analyst and the Kemper Securities Group as an Investment Analyst. Mr. Bryan earned a BS in Economics/Finance from California Polytechnic University in Pomona, and an MBA from the University of Southern California.


Eric S. Ende - Senior Vice President
Mr. Ende, who joined the firm in 1984, manages Source Capital, Inc., a closed-end investment company; FPA Perennial Fund, Inc. and FPA Paramount Fund, Inc., open-end mutual funds; and separate accounts in the Small/Mid-Capitalization Quality style. During his previous fifteen years of investment experience, Mr. Ende was an analyst for The J. Paul Getty Trust, Occidental Petroleum, and the Ford Motor Company. He earned a bachelor's degree in History (Cum Laude) from Yale College, a master's degree in Modern History (with honors) from Oxford University, and an MBA from New York University.

Steven R. Geist, CFA - Vice President
Mr. Geist manages Source Capital, Inc., a closed-end investment company; FPA Perennial Fund, Inc. and FPA Paramount Fund, Inc., open-end mutual funds; and separate accounts in the Small/Mid-Capitalization Quality style. He also supports the corporate fixed income efforts of Mr. Rodriguez. Mr. Geist joined FPA in 1992 after working as a research associate at Joel Mogy Investment Counsel and was previously an Engineer for TRW. He received a bachelor's degree in Electrical Engineering (Magna Cum Laude) from New York University, a master's in Electrical Engineering from Purdue University, and an MBA from University of California, Los Angeles.

HEITMAN LLC

The Trust, on behalf of the [PBHG Asset Allocation Conservative, Moderate and Moderate Growth Portfolios], and the Adviser have entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Heitman LLC ("Heitman"). The Sub-Advisory Agreement provides certain limitations on Heitman's liability, but also provides that Heitman will not be protected against any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Sub-Advisory Agreement obligates Heitman to: (i) manage the investment operations of the Fund and the composition of the Fund's investment portfolios, including the purchase, retention and disposition thereof in accordance with the Fund's investment objective, policies and limitations; (ii) provide supervision of the Fund's investments and to determine from time to time what investment and securities will be purchased, retained or sold by the Fund and what portion of the assets will be invested or held uninvested in cash; and (iii) determine the securities to be purchased or sold by the Fund and will place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Fund's Prospectus or as the Board of Trustees or the Adviser may direct from time to time, in conformity with federal securities laws.

The continuance of the Sub-Advisory Agreement after the first two years must be specifically approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by the affirmative vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Sub-Advisory Agreement may be terminated
(i) by the Trust, without the payment of any penalty, by the vote of a majority of the Trustees of the Trust or by the vote of a majority of the outstanding voting securities of the relevant Fund, (ii) by the Adviser at any time, without the payment of any penalty, on not more than 60 days' nor less than 30 days' written notice to the other parties, or (iii) by Heitman at any time, without the payment of any penalty, on 90 days' written notice to the other parties. The Sub-Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

For the services provided and expenses incurred pursuant to the Sub-Advisory Agreement for the Fund, Heitman is entitled to receive from the Adviser a sub-advisory fee at an annual rate of [_____] of the Portfolio's average net assets.

Heitman believes that, over the long term, publicly traded real estate securities' performance is determined by the underlying real estate assets, real estate market cycles and management's ability to operate and invest in these assets during each market cycle. The sub-adviser's primary objective is to generate long-term, superior, risk-adjusted returns by identifying and investing in publicly traded real estate companies which demonstrate the highest probability of growing cash flow per share without undue risk to achieve such growth. As a value-oriented manager, the sub-adviser is committed to a strategy of investing in companies that offer growth at a reasonable price.

Listed below are the investment professionals of the Sub-Advisor that form the teams primarily responsible for the management of the Funds and a brief biographical description of each member.

Timothy Pire, CFA
Mr. Pire is Managing Director and lead Portfolio Manager for Heitman's public securities division. Mr. Pire has been analyzing public real estate securities at Heitman since 1992 and manages the firm's investment process for core strategies. One of the industry's most seasoned REIT analysts, Mr. Pire brings a unique perspective to the portfolio management team through his previous association with Lyon, Skelte & Speirs as an Associate Appraiser. As an appraiser, Mr. Pire was responsible for visiting, analyzing and valuing properties including retail, apartment, office and industrial properties, primarily in the Northwest. He received an MS in real estate with an emphasis in finance and a BS in real estate with an emphasis in finance, both from the University of Wisconsin. Mr. Pire earned his CFA in 1995.

PROVIDENT INVESTMENT COUNSEL

The Trust, on behalf of the [PBHG Asset Allocation Conservative, Moderate, Moderate Growth and Growth Portfolios], and the Adviser have entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Provident Investment Counsel ("Provident"). The Sub-Advisory Agreement provides certain limitations on Provident's liability, but also provides that Provident will not be protected against any liability to the Funds or their shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Sub-Advisory Agreement obligates Provident to: (i) manage the investment operations of the Fund and the composition of the Fund's investment portfolios, including the purchase, retention and disposition thereof in accordance with the Fund's investment objective, policies and limitations; (ii) provide supervision of the Fund's investments and to determine from time to time what investment and securities will be purchased, retained or sold by the Fund and what portion of the assets will be invested or held uninvested in cash; and (iii) determine the securities to be purchased or sold by the Fund and will place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Fund's Prospectus or as the Board of Trustees or the Adviser may direct from time to time, in conformity with federal securities laws.

The continuance of the Sub-Advisory Agreement after the first two years must be specifically approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by the affirmative vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Sub-Advisory Agreement may be terminated
(i) by the Trust, without the payment of any penalty, by the vote of a majority of the Trustees of the Trust or by the vote of a majority of the outstanding voting securities of the relevant Fund, (ii) by the Adviser at any time, without the payment of any penalty, on not more than 60 days' nor less than 30 days' written notice to the other parties, or (iii) by Provident at any time, without the payment of any penalty, on 90 days' written notice to the other parties. The Sub-Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

For the services provided and expenses incurred pursuant to the Sub-Advisory Agreement for the Fund, Provident is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of the Fund that is computed and paid monthly at an annual rate of _____% of the Portfolio's average net assets.

Listed below are the investment professionals of the Sub-Advisor that form the teams primarily responsible for the management of the Funds and a brief biographical description of each member.

Ned W. Brines, CFA
Senior Vice President and Portfolio Manager / Analyst

Ned has been in the investment field since 1986 and serves as a senior vice president and portfolio manager with research responsibilities covering small-cap companies. Prior to joining Provident Investment Counsel, he was with Roger Engemann & Associates (REA) as a co-portfolio manager of the Phoenix Engemann Aggressive Growth Fund and REA Private Client Group, helping to grow assets from $3 billion to $19 billion. In addition, he also managed the Phoenix Engemann Focus Growth Fund. Ned holds a BS degree from San Diego State University and graduated (with honors) with an MBA from the University of Southern California. He is a member of the Association for Investment Management and Research (AIMR).

John M. Corby, CFA, CIC
Managing Director and Portfolio Manager

John is a managing director and portfolio manager. He has been in the investment industry since 1984. Prior to joining Provident Investment Counsel in 1987, John worked in the investment divisions of First Interstate Bank and Trust Services of America, a wholly-owed subsidiary of California Federal Bank. John attended the University of Edinburgh in Scotland and holds a BS degree from Arizona State University. He is a member of the Los Angeles Society of Financial Analysts (LASFA) as well as the Association for Investment Management and Research
(AIMR). He helped create the Student Investment Management Fund at Arizona State University, and is chairman of the Investment Oversight Committee. In addition, John sits on the investment committee, the finance committee, and the board of directors of the Los Angeles Free Clinic.

Don E. Evenson, CFA
Managing Director, Director of Large Cap Research and Portfolio Manager /
Analyst

Don is a managing director, director of large cap research, and a portfolio manager with research responsibilities. He is also a member of our board of directors. Prior to joining Provident Investment Counsel, he was a financial analyst for Oakmont Corporation and an investment advisor for Golden West Financial, Inc. He has been in the investment industry since 1990. Don earned his BS degree in Finance and Economics from Saint Mary's College. While pursuing his MBA at the University of Southern California, he actively managed the graduate school's Student Investment Fund. Don is a member of the Association for Investment Management and Research (AIMR).

Lauro F. Guerra, CFA, CIC
Managing Director and Portfolio Manager / Analyst

Larry is a managing director and portfolio manager with research responsibilities covering small-cap companies. He has been in the investment industry since 1982, and has been with Provident Investment Counsel since 1983. Prior to joining Provident, Larry worked for the investment firm, Scudder, Stevens, and Clark. He holds a BS degree in Economics and an MBA from UCLA, and he is a member of the Association for Investment Management and Research (AIMR).


Bruce G. Kennedy
Senior Vice President and Director of Fixed Income

Bruce is a senior vice president with portfolio management and analyst responsibilities. He received his BS in Business Administration from the University of California, Berkeley and his MBA from the Stanford Graduate School of Business. He has been in the investment industry since 1984. Prior to joining Provident Investment Counsel, he was a portfolio manager / trader at S.T.W. and Bank of America. His experience as a portfolio manager includes active core portfolio management for tax-exempt accounts (the use of governments, corporates and mortgages) and municipal bond management for taxable accounts. Bruce's background also includes time spent with Goldman Sachs as an institutional bond salesman.

James M. Landreth, CFA
Senior Vice President and Portfolio Manager / Analyst

James is a senior vice president and portfolio manager with research responsibilities. Prior to joining Provident Investment Counsel, he served three years as an analyst at Wilshire Associates, a large West Coast pension consulting firm. He has been in the investment industry since 1990. James holds a BS degree in Finance from San Diego State University and an MBA from the Marshall School of Business at the University of Southern California. He is a member of the Association for Investment Management and Research (AIMR).

Scott T. Migliori, CFA
Senior Vice President and Portfolio Manager / Analyst

Scott is a senior vice president and portfolio manager with research responsibilities. He has been in the investment industry since 1995. Prior to joining Provident Investment Counsel, he practiced corporate law at Pettit & Martin. He holds a BS degree in Accounting from the University of Southern California, an MBA from UCLA, and a JD from the University of California, Berkeley. He is a member of the State Bar of California and the Association for Investment Management and Research (AIMR).

Thomas M. Mitchell
Chairman of the Board, Chief Executive Officer, and Portfolio Manager

Tom serves as chairman of the board, chief executive officer, and portfolio manager. He received his BA in Finance and Accounting from Claremont McKenna College and his MBA from the University of Southern California. He has been in the investment industry since 1969, including fifteen years as vice president of a Los Angeles management firm. Tom has been with Provident Investment Counsel since 1983. In addition to his responsibilities with our firm, he is active in local civic groups and serves on the boards of directors of several non-profit organizations.

Daniel R. Patterson
Senior Vice President and Portfolio Manager / Analyst

Dan is a senior vice president with portfolio management and analyst responsibilities. Since completing his undergraduate education at Marshall University in West Virginia, Mr. Patterson has earned both an MBA and a JD. He has been in the financial industry since 1987, which includes responsibilities as a portfolio manager and analyst at Bank America Capital Management and Farmers Insurance Group. Mr. Patterson was also an institutional salesman with PaineWebber, Dillon Read & Co., and Kidder Peabody, where his client base included total return managers, insurance companies, and pension funds.

Larry D. Tashjian, CFA, CIC
Vice Chairman and Portfolio Manager

Larry received a BS degree in Finance and an MBA from the University of Southern California. He has been in the investment industry since 1978, and has been with Provident Investment Counsel since 1981. Prior to joining Provident, Larry was a vice president of Harold Davidson & Associates, where his responsibilities included portfolio management and securities research. He is currently on the advisory council of the USC Entrepreneur Program and various for profit and not-for-profit boards in the local community. In addition, he has recently founded and funded the Center for Investment Studies at the University of Southern California; a program designed to establish USC as one of the preeminent schools in the United States in the area of equity and fixed-income research. Larry is a member of the Association for Investment Management and Research (AIMR).

Todd J. Walklett, CFA
Senior Vice President and Portfolio Manager

Todd holds a BS in Finance and Management Information Systems from the University of Delaware. He has been in the investment industry since 1992, and serves as a senior vice president, portfolio manager, and manager of quantitative analytics. Prior to joining Provident Investment Counsel, Todd was a senior investment analyst with SEI. While at SEI, he was responsible for analysis, selection, and monitoring of all large-cap equity managers retained by SEI as sub-advisors. Prior to 1992, he worked five years for PNC Financial Corporation as a senior computer analyst. Todd is a member of the Association for Investment Management and Research (AIMR).

Anne E. Westreich, CFA
Senior Vice President and Portfolio Manager / Analyst

Anne is a senior vice president and portfolio manager with research responsibilities. She has been in the investment industry since 1992. Prior to joining Provident Investment Counsel, she served nine years at Hughes Investment Management Company, including the last five years as an equity analyst. Anne holds a BS degree from California State University, Fullerton. She is a member of the Association for Investment Management and Research (AIMR).

John J. Yoon, CFA
Senior Vice President and Portfolio Manager / Analyst

John is a senior vice president and portfolio manager with research responsibilities for mid- and small- cap companies. He has been in the investment industry since 1989. Prior to joining Provident Investment Counsel, John was with Salomon Brothers, Inc. where he was a financial analyst and associate in corporate finance. He was responsible for executing debt and equity offerings in many industries including oil and gas exploration, banking, gaming, telecommunications, personal / health care and entertainment. John holds an AB in Economics from Harvard University and an MBA in Finance from UCLA. He is a member of the Association for Investment Management and Research (AIMR).

ROGGE GLOBAL PARTNERS PLC

The Trust, on behalf of the [PBHG Asset Allocation Conservative, Moderate, Moderate Growth and Growth Portfolios], and the Adviser have entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Rogge Global Partners PLC ("Rogge"). The Sub-Advisory Agreement provides certain limitations on Rogge's liability, but also provides that Rogge will not be protected against any liability to the Funds or their shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Sub-Advisory Agreement obligates Barrow, Hanley to: (i) manage the investment operations of the Fund and the composition of the Fund's investment portfolios, including the purchase, retention and disposition thereof in accordance with the Fund's investment objective, policies and limitations; (ii) provide supervision of the Fund's investments and to determine from time to time what investment and securities will be purchased, retained or sold by the Fund and what portion of the assets will be invested or held uninvested in cash; and
(iii) determine the securities to be purchased or sold by the Fund and will place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Fund's Prospectus or as the Board of Trustees or the Adviser may direct from time to time, in conformity with federal securities laws.

The continuance of the Sub-Advisory Agreement after the first two years must be specifically approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by the affirmative vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Sub-Advisory Agreement may be terminated
(i) by the Trust, without the payment of any penalty, by the vote of a majority of the Trustees of the Trust or by the vote of a majority of the outstanding voting securities of the relevant Fund, (ii) by the Adviser at any time, without the payment of any penalty, on not more than 60 days' nor less than 30 days' written notice to the other parties, or (iii) by Rogge at any time, without the payment of any penalty, on 90 days' written notice to the other parties. The

Sub-Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

For the services provided and expenses incurred pursuant to the Sub-Advisory Agreement for the Fund, Rogge is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of the Fund that is computed and paid monthly at an annual rate of _____% of the Portfolio's average net assets.

Listed below are the investment professionals of the Sub-Advisor that form the teams primarily responsible for the management of the Funds and a brief biographical description of each member.

Olaf  Rogge
Olaf Rogge is a founding shareholder of Rogge Global Partners Plc. Beginning in 1972, Mr. Rogge spent two years in the investment department of M. M. Warburg-Brinckmann, Wirtz & Co., (private bankers) Hamburg. He then worked for two years in the investment department of W. Greenwell & Co., a member firm of the London Stock Exchange, before joining the Swiss bank, Lombard Odier in 1976. In 1978, he was appointed as Senior Investment Manager and in March 1982, became a member of the board of directors of Lombard Odier International Portfolio Management, London. He held both positions until he resigned from Lombard Odier in October 1983. From October 1983, (until the establishment of Rogge Global Partners Plc in 1984) Olaf Rogge was a Managing Director both of L.F. Rothschild Unterberg Towbin in New York and its international asset management company in London. Mr. Rogge is a member of the Institute for Investment Management Research. He was educated at the Banking University in Hamburg, Germany, finishing as a qualified banker.

SIRACH CAPITAL MANAGEMENT, INC.

The Trust, on behalf of the [PBHG Asset Allocation Conservative, Moderate, Moderate Growth and Growth Portfolios], and the Adviser have entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Sirach Capital Management, Inc. ("Sirach"). The Sub-Advisory Agreement provides certain limitations on Sirach's liability, but also provides that Sirach will not be protected against any liability to the Funds or their shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Sub-Advisory Agreement obligates Sirach to: (i) manage the investment operations of the Fund and the composition of the Fund's investment portfolios, including the purchase, retention and disposition thereof in accordance with the Fund's investment objective, policies and limitations; (ii) provide supervision of the Fund's investments and to determine from time to time what investment and securities will be purchased, retained or sold by the Fund and what portion of the assets will be invested or held uninvested in cash; and (iii) determine the securities to be purchased or sold by the Fund and will place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Fund's Prospectus or as the Board of Trustees or the Adviser may direct from time to time, in conformity with federal securities laws.

The continuance of the Sub-Advisory Agreement after the first two years must be specifically approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by the affirmative vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Sub-Advisory Agreement may be terminated
(i) by the Trust, without the payment of any penalty, by the vote of a majority of the Trustees of the Trust or by the vote of a majority of the outstanding voting securities of the relevant Fund, (ii) by the Adviser at any time, without the payment of any penalty, on not more than 60 days' nor less than 30 days' written notice to the other parties, or (iii) by Sirach at any time, without the payment of any penalty, on 90 days' written notice to the other parties. The Sub-Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

For the services provided and expenses incurred pursuant to the Sub-Advisory Agreement for the Fund, Sirach is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of the Fund that is computed and paid monthly at an annual rate of _____% of the Portfolio's average net assets.

Listed below are the investment professionals of the Sub-Advisor that form the teams primarily responsible for the management of the Funds and a brief biographical description of each member.

Harvey G. Bateman, CFA, CIC
Harvey, as Director of Equity Strategy, leads the development and implementation of our equity investment strategies. His responsibilities include security analysis and risk control. Harvey, a Chartered Financial Analyst, is a member and past president of the Seattle Society of Financial Analysts and a member of the Association for Investment Management and Research. Internally, Harvey serves on our Board of Directors, Management Committee, Finance Committee and Chairs our Investment Policy Committee. Harvey received his BA, Business Administration from Southern Oregon State College.

THOMPSON, SIEGEL & WALMSLEY, INC.

The Trust, on behalf of the [PBHG Asset Allocation Conservative, Moderate, Moderate Growth and Growth Portfolios], and the Adviser have entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Thompson, Siegel & Walmsley, Inc. ("TS&W"). The Sub-Advisory Agreement provides certain limitations on TS&W's liability, but also provides that TS&W will not be protected against any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Sub-Advisory Agreement obligates TS&W to: (i) manage the investment operations of the Fund and the composition of the Fund's investment portfolios, including the purchase, retention and disposition thereof in accordance with the Fund's investment objective, policies and limitations; (ii) provide supervision of the Fund's investments and to determine from time to time what investment and securities will be purchased, retained or sold by the Fund and what portion of the assets will be invested or held uninvested in cash; and (iii) determine the securities to be purchased or sold by the Fund and will place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Fund's Prospectus or as the Board of Trustees or the Adviser may direct from time to time, in conformity with federal securities laws.

The continuance of the Sub-Advisory Agreement after the first two years must be specifically approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by the affirmative vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Sub-Advisory Agreement may be terminated
(i) by the Trust, without the payment of any penalty, by the vote of a majority of the Trustees of the Trust or by the vote of a majority of the outstanding voting securities of the relevant Fund, (ii) by the Adviser at any time, without the payment of any penalty, on not more than 60 days' nor less than 30 days' written notice to the other parties, or (iii) by TS&W at any time, without the payment of any penalty, on 90 days' written notice to the other parties. The Sub-Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

For the services provided and expenses incurred pursuant to the Sub-Advisory Agreement for the Fund, TS&W is entitled to receive from the Adviser a sub-advisory fee that is computed and paid monthly at an annual rate of [___] of the Portfolio's average net assets.

Listed below are the investment professionals of the Sub-Advisor that form the teams primarily responsible for the management of the Funds and a brief biographical description of each member.

Frank  H. Reichel III, CFA
Mr. Reichel is a graduate of Dartmouth College, AB Economics, 1986, and the University of Pennsylvania, The Wharton School, MBA, 1993. He previously worked for Semper Trust Company in Philadelphia, and Stratton Management Company, Philadelphia where he served as the President of the Stratton Small Cap Value Fund.
A. Gordon Goodykoontz, CFA
Mr. Goodykoontz is a graduate of the Virginia Polytechnic Institute and State University, BA Business, 1962 and the University of Virginia, MBA, 1966. He previously worked for Merrill Lynch in Richmond as an Account Executive, Wheat Investment Advisors, Inc. in Richmond as President, Godsey & Gibb Associates in Richmond as a Managing Director, and the Tredegar Trust Company in Richmond as the Chief Investment Officer.

Horace P. Whitworth, CFA, CPA

Mr. Whitworth is a graduate of the University of Virginia, BS Commerce, 1978. He previously worked for Coopers & Lybrand, Baltimore as an Auditor and for Wachovia Bank & Trust in Winston-Salem as a Portfolio Manager.

Paul  A. Ferwerda, CFA

Mr. Ferwerda is a graduate of Auburn University, BS Finance, 1979 and Duke University, MBA, 1982. He previously worked for AmSouth Bank in Birmingham as a Portfolio Manager.

Elizabeth Cabell Jennings, CFA

Ms. Cabell Jennings is a graduate of the College of William and Mary, BA Economics, 1985. She previously worked at United Virginia Bank in Richmond in Employee Benefit Services.

THOMSON, HORSTMANN & BRYANT, INC.

The Trust, on behalf of the PBHG Asset Allocation Conservative, Moderate, Moderate Growth and Growth Portfolios], and the Adviser have entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Thomson, Horstmann & Bryant, Inc ("Thomson Horstmann"). The Sub-Advisory Agreement provides certain limitations on Thomson Horstmann's liability, but also provides that Thomson Horstmann will not be protected against any liability to the Funds or their shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Sub-Advisory Agreement obligates Thomson Horstmann to: (i) manage the investment operations of the Fund and the composition of the Fund's investment portfolios, including the purchase, retention and disposition thereof in accordance with the Fund's investment objective, policies and limitations; (ii) provide supervision of the Fund's investments and to determine from time to time what investment and securities will be purchased, retained or sold by the Fund and what portion of the assets will be invested or held uninvested in cash; and
(iii) determine the securities to be purchased or sold by the Fund and will place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Fund's Prospectus or as the Board of Trustees or the Adviser may direct from time to time, in conformity with federal securities laws.

The continuance of the Sub-Advisory Agreement after the first two years must be specifically approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by the affirmative vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Sub-Advisory Agreement may be terminated
(i) by the Trust, without the payment of any penalty, by the vote of a majority of the Trustees of the Trust or by the vote of a majority of the outstanding voting securities of the relevant Fund, (ii) by the Adviser at any time, without the payment of any penalty, on not more than 60 days' nor less than 30 days' written notice to the other parties, or (iii) by Thomson Horstmann at any time, without the payment of any penalty, on 90 days' written notice to the other parties. The Sub-Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

For the services provided and expenses incurred pursuant to the Sub-Advisory Agreement for the Fund, Thomson Horstmann is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of the Fund that is computed and paid monthly at an annual rate of _____% of the Portfolio's average net assets.

Listed below are the investment professionals of the Sub-Advisor that form the teams primarily responsible for the management of the Funds and a brief biographical description of each member.

Alexander J. Thomson

1982 to present: Thomson Horstmann & Bryant, Inc.
1968 to 1982: Citibank, N.A. Investment Management, Inc.
U.S. Military Academy, BS, Engineering, 1963
Polytechnic Institute, MS, Industrial Management, 1967

Richard A. Horstmann, CFA

1982 to present: Thomson Horstmann & Bryant, Inc.
1969 to 1982: Citibank, N.A. Investment Management, Inc.
Lehigh University, BA, Economics, 1966
Lehigh University, MBA, Finance, 1967
Chartered Financial Analyst
New York Society of Security Analysts

William W. Bryant, Jr.

1982 to present: Thomson Horstmann & Bryant, Inc.
1968 to 1982: Citibank, N.A. Investment Management, Inc.
University of Rhode Island, BS, Economics, 1966
Harvard Business School, Graduate Program for Management Development, 1973.

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENT

[To be Provided After Board Approval.]

                                 THE DISTRIBUTOR

PBHG Fund Distributors (the "Distributor"), a wholly owned subsidiary of the Adviser, and the Trust are parties to a distribution agreement (the "Distribution Agreement") dated January 28, 2001, pursuant to which the Distributor serves as principal underwriter for the Trust. The Distributor receives no compensation for serving in such capacity, except as provided in separate Distribution Plans and Service Plans. The principal business address of the Distributor is 1400 Liberty Ridge Drive, Wayne, Pennsylvania 19087-5593. Prior to July 16, 2001, SEI Investment Distribution Co. served as principal underwriter for the predecessor of the Trust. SEI received no compensation for serving in such capacity. The Distributor is contractually required to continuously distribute the securities of the Trust.

The Distribution Agreement is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not interested persons and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party or upon assignment by the Distributor.

The Trust has adopted a Distribution Plan for each of Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act to enable the Class A and Class C shares of a Fund to directly and indirectly bear certain expenses relating to the distribution of such shares. The Trust has also adopted a Service Plan to enable the Class A and Class C shares of a Fund to directly and indirectly bear certain expenses relating to the shareholder servicing and/or personal account maintenance of the holders of such shares. Each of the Distribution Plans and Service Plan are compensation plans, which means that they compensate the Distributor or third-party broker-dealer or financial intermediary regardless of the expenses actually incurred by such persons.

Pursuant to the Distribution Plans for Class A and Class C shares, the Trust will pay to the Distributor a monthly fee at an annual aggregate rate not to exceed (i) 0.25% of the average net asset value of the Class A shares of each Fund and (ii) 0.75% of the average net asset value of the Class C shares of each Fund, as determined at the close of each business day during the month, which is to compensate the Distributor for services provided and expenses incurred by it in connection with the offering and sale of the Class A of Class C shares, which may include, without limitation, the payment by the Distributor to investment dealers of commissions on the sale of the Class A or Class C shares, as set forth in the then current prospectus or this statement of additional information with respect to the Class A and Class C shares and interest and other financing costs. The amount of such payments shall be determined by the Trust's disinterested Trustees from time to time.

Pursuant to the Service Plan for Class A and Class C shares, the Trust will pay to the Distributor or other third-party financial intermediaries a fee at an annual aggregate rate not to exceed 0.25% of the average net asset value of the Class A and Class C shares, which is for maintaining or improving services provided to shareholders by the Distributor and investment dealers, financial institutions and 401(k) plan service providers. The amount of such payments shall be determined by the Trust's disinterested Trustees from time to time.

The Distributor will prepare and deliver written reports to the Board of Trustees of the Trust on a regular basis (at least quarterly) setting forth the payments made pursuant to the Distribution Plans and the Service Plan, and the purposes for which such expenditures were made, as well as any supplemental reports as the Board of Trustees may from time to time reasonably request.

Except to the extent that the Administrator, Sub-Administrator or Adviser may benefit through increased fees from an increase in the net assets of the Trust which may have resulted in part from the expenditures, no interested person of the Trust nor any Trustee of the Trust who is not an interested person of the Trust had a direct or indirect financial interest in the operation of the Distribution or Service Plans or any related agreement.

No compensation was paid to the Distributor for distribution services regarding Class A and Class C shares for the fiscal years ended March 31, 2001, 2002 and 2003 as no Class A or Class C shares were sold during these periods.

                     THE ADMINISTRATOR AND SUB-ADMINISTRATOR

The Trust and PBHG Fund Services (the "Administrator") entered into the Administrative Services Agreement (the "Administrative Agreement") on January 28, 2001 pursuant to which the Administrator oversees the administration of the Trust's and each Fund's business and affairs, including regulatory reporting and all necessary office space, equipment, personnel and facilities, as well as services performed by various third parties. The Administrator, a wholly owned subsidiary of the Adviser, was organized as a Pennsylvania business trust and has its principal place of business at 1400 Liberty Ridge Drive, Wayne, Pennsylvania 19087. Under the Administrative Agreement, the Administrator is entitled to a fee from the Trust, which is calculated daily and paid monthly at an annual rate of 0.15% of the average daily net assets of each series portfolio of the Trust, including the Funds. The Administrative Agreement provides that the Administrator will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administrative Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Administrator in the performance of its duties. The Administrative Agreement will continue in effect unless terminated by either party upon not less than 90 days' prior written notice to the other party.

The Administrator and SEI Investments Mutual Fund Services (the "Sub-Administrator") entered into a Sub-Administrative Services Agreement (the "Sub-Administrative Agreement") on January 28, 2001, pursuant to which the Sub-Administrator assists the Administrator in connection with the administration of the business and affairs of the Trust. SEI Investments Management Corporation ("SEI Investments"), which is a wholly owned subsidiary of SEI Investments Company, owns all beneficial interest in the Sub-Administrator. The Sub-Administrator was organized as a Delaware business trust, and has its principal business offices at One Freedom Valley Road, Oaks, Pennsylvania 19456. Under the Sub-Administrative Agreement, the Administrator pays the Sub-Administrator fees at an annual rate based on the combined average daily net assets of the Trust [and PBHG Insurance Series Fund] calculated as follows: (i) 0.0165% of the first $10 billion, plus (ii) 0.0125% of the next $10 billion, plus (iii) 0.010% of the excess over $20 billion. The Agreement provides that the Sub-Administrator will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Sub-Administrator in the performance of its duties. The Agreement will continue in effect until December 31, 2004, subject to certain termination provisions. After this initial term, the Agreement will renew each year unless terminated by either party upon not less than 90 days' prior written notice to the other party.

For the fiscal years and periods ended March 31, 2001, 2002 and 2003 the Fund paid the following administration fees:

-------------------------------------------------------- ------------------------------- --------------------------
                         FUND                                      FEES PAID                    FEES WAIVED
-------------------------------------------------------- ---------- ---------- --------- --------- ------- --------
                                                           2001       2002       2003      2001     2002    2003
-------------------------------------------------------- ---------- ---------- --------- --------- ------- --------
PBHG Asset Allocation Conservative  Portfolio                *          *         *         *        *        *
-------------------------------------------------------- ---------- ---------- --------- --------- ------- --------
PBHG Asset Allocation Moderate Portfolio                     *          *         *         *        *        *
-------------------------------------------------------- ---------- ---------- --------- --------- ------- --------
PBHG Asset Allocation Moderate Growth Portfolio              *          *         *         *        *        *
-------------------------------------------------------- ---------- ---------- --------- --------- ------- --------
PBHG Asset Allocation Growth Portfolio                       *          *         *         *        *        *
-------------------------------------------------------- ---------- ---------- --------- --------- ------- --------

* Not in operation during the period.


                             OTHER SERVICE PROVIDERS

THE TRANSFER AGENT AND SHAREHOLDER SERVICING AGENTS

DST Systems, Inc., P.O. Box 419534, Kansas City, Missouri 64141-6534, serves as the transfer agent and dividend disbursing agent for the Trust under a transfer agency agreement with the Trust. The Administrator serves as shareholder servicing agent for the Trust under a shareholder servicing agreement with the Trust. The Administrator also performs development and maintenance services on the web site that references the Trust and the Funds. PBHG Shareholder Services, Inc. ("PBHG SSI"), an affiliate of the Adviser, serves as sub-shareholder servicing agent for the Trust under a sub-shareholder servicing agreement between PBHG SSI and the Administrator. The principal place of business of PBHG SSI is 1400 Liberty Ridge Drive, Wayne, Pennsylvania 19087. From time to time, the Trust may pay amounts to third parties that provide sub-transfer agency and other administrative services relating to the Trust to persons who beneficially own interests in the Trust, such as participants in 401(k) plans. These services may include, among other things, sub-accounting services, answering inquiries relating to the Trust, delivering, on behalf of the Trust, proxy statements, annual reports, updated Prospectuses, other communications regarding the Trust, and related services as the Trust or the beneficial owners may reasonably request. In such cases, the Trust will not compensate such third parties at a rate that is greater than the rate the Trust is currently paying the Trust's Transfer Agent for providing these services to shareholders investing directly in the Trust.

CUSTODIAN

Wachovia Bank , National Association (the "Custodian"), 123 S. Broad Street, Philadelphia, Pennsylvania 19109, serves as the custodian for the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

COUNSEL AND INDEPENDENT ACCOUNTANTS

__________________________________________ serves as counsel to the Trust.
_____________________________ serves as the independent accountants of the Trust.

                             PORTFOLIO TRANSACTIONS

The Adviser and Sub-Advisers are authorized to select brokers and dealers to effect securities transactions for the Funds. The Adviser and Sub-Advisers will seek to obtain the most favorable net results by taking into account various factors, including price, commission (if any), size of the transactions and difficulty of executions, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While the Adviser and Sub-Advisers generally seek reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Adviser and Sub-Advisers seek to select brokers or dealers that offer the Funds best price and execution. Only after a broker or dealer is deemed to be qualified and able to deliver best price and execution on a particular transaction, the Adviser and Sub-Advisers may then consider selecting a broker or dealer for one of the following reasons: (1) receipt of research or brokerage execution products and services and (2) receipt of other services which are of benefit to the Funds. In the case of securities traded in the over-the-counter market, the Adviser and the Sub-Advisers expect normally to seek to select primary market makers.

The Adviser and Sub-Advisers may, consistent with the interests of the Funds, select brokers on the basis of the research services they provide to the Adviser or Sub-Advisers. These research services may include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses and providing portfolio performance evaluation and technical market analyses.

Information so received by the Adviser or Sub-Advisers will be in addition to and not in lieu of the services required to be performed by the Adviser or Sub-Advisers under the Advisory Agreement and Sub-Advisory Agreement. If, in the judgment of the Adviser or Sub-Advisers, the Funds or other accounts managed by the Adviser or Sub-Advisers will be benefited by supplemental research services, the Adviser and Sub-Advisers are authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. The expenses of the Adviser or Sub-Advisers will not necessarily be reduced as a result of the receipt of such information, and such services may not be used exclusively, or at all, with respect to the Funds or account generating the brokerage, and there can be no guarantee that the Adviser or Sub-Advisers will find all of such services of value in advising the Funds.

The Adviser and Sub-Advisers are permitted to allocate portfolio transactions, which generate commissions or commission equivalents from certain accounts to brokers or dealers who provide services directly to or for the managed account. In some instances, these services provided by the broker or dealer may help offset expenses that the account would otherwise pay directly.

The Funds may request that the Adviser or Sub-Advisers direct the Funds' brokerage to offset certain expenses of the Funds. The Adviser or Sub-Advisers will attempt to fulfill directed brokerage subject to achieving best execution. Although the Adviser or Sub-Advisers attempt to satisfy the Funds' direction requests, there can be no guarantee that they will be able to do so. In certain circumstances, the directed broker may not offer the lowest commission rate. This may cause the Funds to pay a higher rate of commission than might otherwise have been available had the Adviser or Sub-Advisers been able to choose the broker or dealer to be utilized.

By directing a portion of the Funds' generated brokerage commissions, the Adviser and Sub-Advisers may not be in a position to negotiate brokerage commissions on the Funds' behalf with respect to transactions effected by the directed broker or dealer, to freely negotiate commission rates or spreads on the basis of the list price and execution, or to commingle or "bunch" orders for purposes of execution with orders for the same securities for other accounts managed by the Adviser or Sub-Advisors. In cases where the Funds have instructed the Adviser or Sub-Advisers to direct brokerage to a particular broker or dealer, orders for the Funds may be placed after brokerage orders for accounts that do not impose such restrictions.

The Funds may execute brokerage or other agency transactions through the Distributor, which is a registered broker-dealer, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and rules promulgated by the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for the Funds on an exchange if a written contract is in effect between the Distributor and the Funds expressly permitting the Distributor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Funds for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Adviser or Sub-Advisers may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with such broker-dealer's payment of certain of the Funds' or the Trust's expenses. In addition, the Adviser or Sub-Advisers may place orders for the purchase or sale of Fund securities with qualified broker-dealers that refer prospective shareholders to the Funds. The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. ("NASD") and subject to seeking best execution and such other policies as the Board of Trustees may determine, the Advisers may consider sales of the shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.

The Trust's Board of Trustees, the Adviser, the Sub-Advisers and the Distributor have each adopted a Code of Ethics pursuant to rule 17j-1 of the 1940 Act governing personal trading by persons who manage, or who have access to, trading activity by the Funds. The Codes of Ethics allow trades to be made in securities that may be held by the Funds. However, they prohibit a person from taking advantage of trades of shares of the Funds or from acting on inside information. In addition, the Trust's Board of Trustees reviews and approves the codes of ethics of the Adviser, Sub-Advisers and Distributor and any material amendments thereto. The Board also reviews annual reports on issues raised under the Adviser's, Sub-Advisers' and Distributor's codes of ethics during the previous year.

For the fiscal year and periods ended March 31, 2001, 2002 and 2003, the Fund listed below paid brokerage fees noted in the table below.

================================================= ====================================================

Fund                                                           Total Amount of Brokerage
                                                                   Commissions Paid
                                                  ----------------------------------------------------
                                                       2001             2002              2003
------------------------------------------------- ---------------- --------------- -------------------
PBHG Conservative                                        *               *                 *
Asset Allocation Portfolio
------------------------------------------------- ---------------- --------------- -------------------
PBHG Asset Allocation Moderate Portfolio                 *               *                 *
------------------------------------------------- ---------------- --------------- -------------------
PBHG Moderage Growth                                     *               *                 *
Asset Allocation Portfolio
------------------------------------------------- ---------------- --------------- -------------------
PBHG Asset Allocation Growth Portfolio                   *               *                 *
================================================= ================ =============== ===================

======================================= ================================================ =================================

FUND                                     AGGREGATE DOLLAR AMOUNT AND PERCENT OF TOTAL     PERCENT OF AGGREGATE AMOUNT OF
                                                           AMOUNT OF                      TRANSACTIONS INVOLVING PAYMENT
                                                  BROKERAGE COMMISSIONS PAID                  OF COMMISSIONS TO SEI
                                              TO SEI INVESTMENT DISTRIBUTION CO.           INVESTMENT DISTRIBUTION CO.
                                        ----------------------------------------------   ---------------------------------
                                             2001            2002             2003                     2003
--------------------------------------- --------------- ---------------- --------------- ---------------------------------
PBHG Conservative
Asset Allocation Portfolio                    *                *               *                        *
--------------------------------------- --------------- ---------------- --------------- ---------------------------------
PBHG Moderate
Asset Allocation Portfolio                    *                *               *                        *
--------------------------------------- --------------- ---------------- --------------- ---------------------------------
PBHG Moderage Growth
Asset Allocation Portfolio                    *                *               *                        *
--------------------------------------- --------------- ---------------- --------------- ---------------------------------
PBHG Growth
Asset Allocation Portfolio                    *                *               *                        *
======================================= =============== ================ =============== =================================

* Not in operation during the period.


PROXY VOTING. The Trust's Board of Trustees has adopted Proxy Voting Guidelines (the "Guidelines") in accordance with Rule 30b1-4 under the 1940 Act. The Guidelines are attached to this Statement of Additional Information as Exhibit
A. In general, the Guidelines seek to vote proxies in a manner that maximizes the value of the Funds' investments. The Guidelines generally assign proxy voting responsibilities for each Fund to the investment adviser or sub-adviser responsible for the management of such Fund. If an investment adviser or sub-adviser to a Fund that invests in voting securities does not have a proxy voting policy that complies with the relevant portions of Rule 30b1-4 and the separate proxy voting rule under the 1940 Act, that Adviser or Sub-Adviser will be required to follow the Trust's Guidelines. Attached as Exhibit B to this Statement of Additional Information are the proxy voting policies for the Adviser and those Sub-advisers of the Trust that have such a policy.


                              DESCRIPTION OF SHARES

The Trust may issue an unlimited number of shares for each Fund and may create additional portfolios and additional classes of the Trust. Each share of a Fund represents an equal proportionate interest in the Fund with each other share. Shares of a Fund are entitled upon liquidation to a pro rata share in the net assets of the Fund available for distribution to shareholders. Shareholders have no preemptive rights. All consideration received by the Trust for shares of any Fund and all assets in which such consideration is invested would belong to that Fund and would be subject to the liabilities related thereto.

                                  VOTING RIGHTS

Each share held entitles a shareholder to one vote for each dollar of net asset value of shares held by the shareholder. Shareholders of each Fund of the Trust will vote separately on matters relating solely to it, such as approval of advisory agreements and changes in fundamental policies, and matters affecting some but not all Funds will be voted on only by shareholders of the affected Funds. Shareholders of all Funds of the Trust will vote together in matters affecting the Trust generally, such as the election of Trustees or selection of accountants. Shareholders of any particular Class of the Trust will vote separately on matters relating solely to such Class and not on matters relating solely to any other Class or Classes of the Trust. The Trust is not required to hold annual meetings of shareholders, but shareholder approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. The Trust Agreement provides that the Trustees of the Trust will hold office during the existence of the Trust, except as follows: (a) any Trustee may resign or retire; (b) any Trustee may be removed by a vote of at least two-thirds of the outstanding shares of the Trust at a meeting, or at any time by written instrument signed by at least two-thirds of the Trustees and specifying when such removal becomes effective; (c) any Trustee who has become incapacitated and is unable to serve may be removed by a written instrument signed by a majority of the Trustees; or (d) any Trustee who has died will be terminated upon the date of his death.

Under Delaware law, shareholders of a Delaware business trust will be entitled to the same limitations of liability extended to shareholders of private for-profit corporations; however, there is a remote possibility that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Agreement and Declaration of Trust and the By-Laws (the "Governing Instruments") provide for indemnification out of the property of a Fund for all losses and expenses of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a Fund would be unable to meet its obligations and the complaining party was held not to be bound by the liability disclaimer.

The Governing Instruments provide indemnification for current and former trustees, officers, employees and agents of the Trust to the fullest extent permitted by Delaware law and other applicable law. Trustees of the Trust may be personally liable to the Trust and its shareholders by reason of willful misfeasance, bad faith, or gross negligence in the performance of their duties or by reason of reckless disregard of their duties as trustees.

                  PURCHASES, REDEMPTIONS AND PRICING OF SHARES

Purchases and redemptions may be made on any day on which the New York Stock Exchange is open for business. Currently, the following holidays are observed by the Trust: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Shares of the Funds are offered on a continuous basis.

PURCHASES

You may purchase Class A and Class C shares of each Fund through certain brokers, dealers or other financial institutions that are authorized to sell you shares of each Fund. Such financial institutions may charge you a fee for this service in addition to the Fund's public offering price. Shares of each Fund are offered only to residents of states in which such shares are eligible for purchase.

The Trust, the Distributor and the Transfer Agent will not be responsible for any loss, liability, cost or expenses for acting upon wire instructions, or telephone instructions that it reasonably believes to be genuine. The Trust, the Distributor and the Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine.

Each Fund reserves the right to reject any purchase order or to suspend or modify the continuous offering of its shares. For example, the investment opportunities for small or medium capitalization companies may from time to time be more limited than those in other sectors of the stock market. Therefore, in order to retain adequate investment flexibility, the Adviser may from time to time recommend to the Board of Trustees of the Trust that a Fund which invests extensively in such companies indefinitely discontinue the sale of its shares to new investors (other than Trustees, officers and employees of the Adviser, each of the Sub-Advisers and their affiliated companies). In such event, the Board of Trustees would determine whether such discontinuance is in the best interests of the applicable Fund and its shareholders.

INITIAL SALES CHARGES - CLASS A SHARES

The initial sales charge is used to compensate the Distributor and selected dealers for their expenses incurred in connection with the distribution of the Funds' shares. Class A shares of each of the Funds are currently sold with an initial sales charge ranging from 5.75% to 2.00% of the offering price on purchases of up to $1 million.

                                                     Investor's Initial Sales Charge
                                  ------------------------------------------------------------------------
                                  As a Percentage           As a Percentage        Dealer Commission as a
  Amount of Investment in          of the Public               of the Net            Percentage of the
   Single Transaction              Offering Price            Amount Invested            Offering Price
   ------------------             ---------------           -----------------      ----------------------
        $0 - 99,999                     5.75%                    6.10%                      5.00%
 $100,000 - 249,999                     4.50%                    4.71%                      3.75%
 $250,000 - 499,999                     3.25%                    3.36%                      2.75%
 $500,000 - 999,999                     2.00%                    2.04%                      1.75%

LARGE PURCHASES OF CLASS A SHARES

Investors who purchase $1,000,000 or more of Class A shares of any Fund do not pay an initial sales charge. In addition, investors who currently own Class A shares of one or more Funds or any of the other portfoliois of the Trust and make additional purchases that result in account balances of $1,000,000 or more do not pay an initial sales charge on the additional purchases. Purchases of 1,000,000 or more of Class A shares of a Fund, however, generally are subject to a 1% contingent deferred sales charge ("CDSC") if the investor redeems those shares within one year after purchase. See "Redemptions - CDSCs Applicable to Redemptions of Class A Shares."

PURCHASES OF CLASS A SHARES AT NAV

The following purchases of Class A shares of any Fund may be made at net asset value (without payment of an initial sales charge):

o purchases made in connection with the reinvestment of dividends and distributions from a Fund;

o exchanges of shares of certain other Funds and other portfolios of the Trust (see "Purchases, Redemptions and Pricing of Shares - Exchange Privileges");

o purchases subject to the reinstatement privilege (see "Purchases, Redemptions and Pricing of Shares - Purchasers Qualifying for Reductions in Class A Initial Sales Charges"); or

o purchases made in connection with a merger, consolidation or acquisition of assets of a Fund.

In addition, the following persons may purchase Class A shares of any Fund through the Distributor without payment of an initial sales charge:

o  the Adviser and its affiliated companies;

o any current or retired officer, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, of the Adviser or its affiliates or of certain mutual funds which are advised or managed by the Adviser, or any trust established exclusively for the benefit of such persons;

o any employee benefit plan established for employees of the Adviser or its affiliates;

o  discretionary advised clients of the Adviser and its affiliates;

o registered representatives and employees of selected dealers who have entered into agreements with the Distributor (or financial institutions that have arrangements with such dealers with respect to the sale of shares of the Funds) and any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, provided that purchases at net asset value are permitted by the policies of such person's employer;

o financial institution trust departments investing an aggregate of $1 million or more in the Funds,

o managed account programs for the benefit of clients of broker-dealers and financial institutions or financial planners adhering to certain standards established by the Trust that provide asset allocation or similar specialized investment services or investment company transaction services for their customers, that charge a minimum annual fee for such services, and that have entered into an agreement with the Distributor with respect to their use of the Funds in connection with such services, and

o pension, profit-sharing or other employee benefit plans created pursuant to a plan qualified under Section 401 of the Code or plans under Section 457 of the Code, or employee benefit plans created pursuant to Section 403(b) of the Code and sponsored by nonprofit organizations defined under Section 501(c)(3) of the Code, provided that (1) the total amount invested is at least $1 million; (2) the sponsor signs a $1 million LOI; (3) such shares are purchased by an employer-sponsored plan with at least 100 eligible employees; or (4) all of the plan's transactions are executed through a single financial institution or service organization which has entered into an agreement with the Distributor with respect to its use of the Funds in connection with such accounts. Section 403(b) plans sponsored by public educational institutions will not be eligible for net asset value purchases based on the aggregate investment made by the plan or the number of eligible employees. Participants in such plans will be eligible for reduced sales charges based solely on the aggregate value of their individual investments in the applicable Fund;

o an individual or entity with substantial business relationship with the Trust, the Adviser or their affiliates, as determined by a Vice President or more senior officer of the Trust or the Adviser.

PURCHASERS QUALIFYING FOR REDUCTIONS IN CLASS A INITIAL SALES CHARGES

Purchasing certain amounts of Class A shares may reduce the initial sales charges applicable to the shares purchased. Only certain persons or groups are eligible for these reductions in initial sales charges. These qualified purchasers include the following:

Individuals

o  an individual, his or her spouse, or children residing in the same household;

o  any trust established exclusively for the benefit of an individual;

Trustees and Fiduciaries

o a trustee or fiduciary purchasing for a single trust, estate or fiduciary account; and

Other Groups

o any organized group of persons, whether or not incorporated, purchasing Class A shares of one or more Funds, provided that (i) the organization has been in existence for at least six months; and (ii) the organization has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

HOW QUALIFIED PURCHASERS QUALIFY FOR REDUCTIONS IN CLASS A INITIAL SALES CHARGES

Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. The Distributor reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing definition, to the reduced sales charge. No person or entity may distribute shares of any Fund without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge as provided herein.

The following sections explain how purchasers may qualify for a reduced initial sales charge.

LETTERS OF INTENT

You may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling the terms of a Letter of Intent ("LOI"). The LOI confirms your intention as to the total investment to be made in Class A shares of the Funds within the following 13 consecutive months. By marking the LOI section on the account application and by signing the account application, you indicates that you understand and agree to the terms of the LOI and are bound by the provisions described below.

Each purchase of Class A shares of a Fund normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Choosing a Share Class" in the Funds' prospectus. It is your responsibility at the time of purchase to specify the account number(s) that should be considered in determining the appropriate sales charge. The offering price may be reduced further as described under "Rights of Accumulation" (below) if you advise the Trust of all other accounts at the time of your investment. Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI. At any time during the 13-month period after meeting the original obligation, you may revise your intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, you are not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, you will pay the increased amount of sales charge as described below. Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period. Each Fund's transfer agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than 90 days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.

To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) you will pledge and the transfer agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to you. All shares purchased, including those escrowed, will be registered in your name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released. If the intended investment is not completed, you will pay the transfer agent the difference between the sales charge on the specified amount and the amount actually purchased. If you do not pay such difference within 20 days of the expiration date, you irrevocably constitute and appoint the transfer agent as your agent to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

If at any time before completing the LOI program you wish to cancel the agreement, you must give written notice to the Distributor. If at any time before completing the LOI program you request the transfer agent to liquidate or transfer beneficial ownership of your total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the transfer agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

RIGHTS OF ACCUMULATION

You may qualify for reduced initial sales charges based upon your existing investment in shares of any Class A shares of the Funds. To determine whether or not a reduced initial sales charge applies to a proposed purchase, the Distributor takes into account not only the money which you invest upon such proposed purchase, but also the value of all Class A shares of the Funds (except for Class A shares of the PBHG Cash Reserves Fund) that you own, calculated at their then current public offering price. If you qualify for a reduced sales charge, the reduced sales charge applies to the total amount of money that you are then investing and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if you already own qualifying shares of any Fund or other portfolio of the Trust with a value of $80,000 and wish to invest an additional $40,000 in a Fund with a maximum initial sales charge of 5.75%, the reduced initial sales charge of 4.50% will apply to the full $40,000 purchase and not just to the $20,000 in excess of the $100,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, you or your dealer must furnish the Trust with a list of the account numbers and the names in which your accounts are registered at the time the purchase is made.

CONCURRENT PURCHASES

You may combine purchases of all classes of shares of two or more Funds or other portfolios in the Trust to qualify for a reduced initial sales charge according to the initial sales charge schedule set forth in the Prospectus. Shares of PBHG Cash Reserves Fund purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of PBHG Cash Reserves Fund are excluded.

REINSTATEMENT PRIVILEGE

Within 90 days of a redemption, you may reinvest all or part of the redemption proceeds in Class A or Class C shares of any Fund or other portfolios of the Trust (except Class A or Class C shares of the PBHG Cash Reserves Fund) at the net asset value next computed after receipt by the Distributor of the proceeds to be reinvested. You must ask for such privilege at the time of reinvestment. A realized gain on the redemption is taxable, and reinvestment may alter any capital gains payable. If there has been a loss on the redemption and shares of the same Fund are repurchased, all of the loss may not be tax deductible, depending on the timing and amount reinvested. Each Fund may amend, suspend or cease offering this privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation. This privilege may only be exercised once each year by a shareholder with respect to each Fund.

If you are assessed a contingent deferred sales charge in connection with the redemption of shares and you subsequently reinvest a portion or all of the value of the redeemed shares in shares of any Fund within 90 days after such redemption, such reinvested proceeds will not be subject to either an initial sales charge at the time of reinvestment or an additional contingent deferred sales charge upon subsequent redemption. In order to exercise this reinvestment privilege, you must notify the Trust of your intent to do so at the time of reinvestment.

PAYMENTS TO DEALERS

Purchases of Class A Shares over $1,000,000. The Distributor may make the following payments to selected dealers of record of purchases of Class A shares totaling over $1,000,000:

o 1% on amounts to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million.

To recoup these expenses, the Distributor intends to retain any distribution or service fee for the first 12 months for all Class A share purchases in excess of $1 million.

The Distributor may elect to re-allow the entire initial sales charge on Class A shares to dealers for all sales with respect to which orders are placed with the Distributor during a particular period. The SEC takes the position that dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the 1933 Act.

The Distributor may pay asset based sales commissions to dealers and institutions who sell Class C shares of a Fund an the time of such sale. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission equal to 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. These payments are recouped by the Distributor through the Class C Distribution Plan and Service Plan. See "The Distributor."

PURCHASES OF CLASS C SHARES

Class C shares of each Fund are sold at net asset value without an initial sales charge, but are subject to a contingent deferred sales charge of 1% if redeemed within twelve months.

Each Fund reserves the right to reject any purchase order or to suspend or modify the continuous offering of its shares.

MINIMUM INVESTMENT

The minimum initial investment in each Fund is $2,500 for regular accounts and $2,000 for traditional or Roth IRAs. However, investors who establish a Systematic Investment Plan, as described below, with a minimum investment of $25 per month may at the same time open a regular account or traditional or Roth IRA with any Fund with a minimum initial investment of $500. There is no minimum for subsequent investments. The Distributor may waive the minimum initial investment amount at its discretion. No minimum applies to subsequent purchases effected by dividend reinvestment. As described below, subsequent purchases through the Trust's Systematic Investment Plan must be at least $25. Minimum initial investment means the net amount you invest in a Fund after the deduction of any applicable initial sales charge.

GENERAL INFORMATION REGARDING PURCHASES

A purchase order will be effective as of the day received from your broker, dealer or financial advisor by the Transfer Agent if the Transfer Agent receives sufficient information to execute the order and receives payment before 4:00 p.m. Eastern Time. Payment may be made by check or readily available funds. The price per share you will pay to invest in a Fund is its public offering price next calculated after the transfer agent or other authorized representative accepts your order. Purchases will be made in full and fractional shares of a Fund calculated to three decimal places. The Trust will not issue certificates representing shares of the Funds.

In order for your purchase order to be effective on the day you place your order with your broker-dealer or other financial institution, such broker-dealer or financial institution must (i) receive your order before 4:00 p.m. Eastern Time and (ii) promptly transmit the order to the Transfer Agent. See "Determination of Net Asset Value" below. The broker-dealer or financial institution is responsible for promptly transmitting purchase orders to the Transfer Agent so that you may receive the same day's net asset value.

If a check received for the purchase of shares does not clear, the purchase will be canceled, and you could be liable for any losses or fees incurred by the Trust. The Trust reserves the right to reject a purchase order when the Trust determines that it is not in the best interests of the Fund or its shareholders to accept such an order.

REDEMPTIONS

You may sell (redeem) shares in your account by contacting your investment broker-dealer or financial institution. Your broker-dealer or financial institution may charge you a fee for this service. The redemption price of Class A shares and Class C shares subject to a contingent deferred sales charge will be reduced by any applicable contingent deferred sales charge. The contingent deferred sales charge may be deducted from your redemption proceeds or from your account balance. If no preference is stated at the time of redemption, the charge will be deducted from the redemption proceeds.

Redemption orders received by the Transfer Agent prior to 4:00 p.m. Eastern Time on any Business Day will be effective that day. The redemption price of shares is the net asset value per share of a Fund next determined after the redemption order is effective less any applicable deferred sales charge. Payment of redemption proceeds will be made as promptly as possible and, in any event, within seven days after the redemption order is received, provided, however, that redemption proceeds for shares purchased by check (including certified or cashier's checks) or by ACH will be forwarded only upon collection of payment for such shares; collection of payment may take up to 15 days from the date of purchase.

In order for your redemption order to be effective on the day you place your redemption order with your broker-dealer or other financial institution, such broker-dealer or financial institution must (i) receive your order before 4:00 p.m. Eastern Time and (ii) promptly transmit the order to the Transfer Agent. See "Determination of Net Asset Value" below. The financial institution is responsible for promptly transmitting redemption orders to the Transfer Agent so that your shares are redeemed at the same day's net asset value per share.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Funds in lieu of cash. Each Fund has made an election pursuant to Rule 18f-1 under the 1940 Act by which such Fund has committed itself to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of (1) $250,000 or (2) one percent of the net asset value of the Fund at the beginning of such 90-day period. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions and will be exposed to market risk until the securities are converted to cash. In addition, in-kind distributions may include illiquid securities which shareholders may be unable to dispose of at the time or price desired.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the New York Stock Exchange, the Adviser, the Administrator, Sub-Administrator, the Transfer Agent and/or the Custodian are not open for business.

You may receive redemption payments in the form of a check or by Federal Reserve wire or ACH transfer.

CDSCS APPLICABLE TO REDEMPTIONS OF CLASS A SHARES

A contingent deferred sales charge applies to purchases of $1 million or more of Class A shares of each Fund that are redeemed within 12 months of the date of purchase. This charge will be of based on the lesser of the value of the shares redeemed (excluding reinvested dividends and capital gain distributions) or the total original cost of such shares and will be charged at 1% of all purchases of $1 million or more. In determining whether a contingent deferred sales charge is payable, and the amount of any such charge, shares not subject to the contingent deferred sales charge are redeemed first (including shares purchased by reinvested dividends and capital gains distributions and amounts representing increases from capital appreciation), and then other shares are redeemed in the order of purchase. No such charge will be imposed upon exchanges unless the shares acquired by exchange are redeemed within 12 months of the date the shares were originally purchased.

CDSC EXCEPTIONS FOR LARGE PURCHASES OF CLASS A SHARES

The deferred sales charge will be waived on redemptions of shares purchased by an investor in amounts of $1 million or more under the following circumstances:

o where such investor's dealer of record, due to the nature of the investor's account, notifies the Distributor prior to the time of investment that the dealer waives the payments otherwise payable to the dealer;

o on purchases made in connection with the reinvestment of dividends and distributions from a Fund;

o on exchanges of shares of certain other Funds (see "Purchases, Redemptions and Pricing of Shares - Exchange Privileges");

o on purchases subject to the reinstatement privilege (see "Purchases, Redemptions and Pricing of Shares - Purchasers Qualifying for Reductions in Class A Initial Sales Charges"); or

o on purchases made in connection with a merger, consolidation or acquisition of assets of a Fund.

CDSC APPLICABLE TO REDEMPTIONS OF CLASS C SHARES

Class C shares may be redeemed on any Business Day at the net asset value per share next determined following receipt of the redemption order, less a 1% (subject to change) contingent deferred sales charge. No contingent deferred sales charge will be imposed (i) on redemptions of Class C shares following one year from the date such shares were purchased, (ii) on Class C shares acquired through reinvestment of dividends and distributions attributable to Class C shares, or (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class C shares.

In determining whether a contingent deferred sales charge is applicable, it will be assumed that a redemption is made: first, of any shares held in the shareholder's account that are not subject to such charge; second, of shares derived from reinvestment of dividends and distributions; third, of shares held for more than one year from the date such shares were purchased; and fourth, of shares held less than one year from the date such shares were purchased. The applicable sales charge will be applied against the lesser of the value of the shares redeemed or the total original cost of the redeemed shares.

CDSC EXCEPTIONS FOR PURCHASES OF CLASS C SHARES

The CDSC on Class C shares may be waived:

o on total or partial redemptions where the investor's dealer of record notified the Distributor prior to the time of investment that the dealer would waive the upfront payment otherwise payable to him;

o upon the death or post-purchase disability of the shareholder or plan participant;

o on required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70 1/2;

o on redemptions through a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 10% of the value of the shareholder's investment in Class C shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan;

o on the liquidation of a shareholders account by the Trust for failure to maintain the required minimum account balance.

REDEMPTION FEES

See the Prospectus for each Fund for details of any redemption fee.

REDEMPTION BY WIRE

The Transfer Agent will deduct a wire charge, currently $10.00, from the amount of a Federal Reserve wire redemption payment made at the request of a shareholder. Shareholders cannot receive proceeds from redemptions of shares of a Fund by Federal Reserve wire on federal holidays restricting wire transfers.

SHAREHOLDER INQUIRIES AND SERVICES OFFERED

If you have any questions about the Funds or the shareholder services described herein, contact your broker-dealer or financial advisor. The Trust reserves the right to amend the shareholder services described below or to change the terms or conditions relating to such services upon 60 days' notice to shareholders. You may, however, discontinue any service you select, provided that with respect

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to the Systematic Investment and Systematic Withdrawal Plans described below, the Trust's Transfer Agent receives your notification to discontinue such service(s) at least 10 days before the next scheduled investment or withdrawal date.

SYSTEMATIC INVESTMENT AND SYSTEMATIC WITHDRAWAL PLANS

For your convenience, the Trust provides plans that enable you to add to your investment or withdraw from your account(s) with a minimum of paperwork. You can utilize these plans by simply completing the appropriate section of the Account Application.

(1) SYSTEMATIC INVESTMENT PLAN. The Systematic Investment Plan is a convenient way for you to purchase shares in the Funds at regular monthly or quarterly intervals selected by you. The Systematic Investment Plan enables you to achieve dollar-cost averaging with respect to investments in the Funds despite their fluctuating net asset values through regular purchases of a fixed dollar amount of shares in the Funds. Dollar-cost averaging brings discipline to your investing. Dollar-cost averaging results in more shares being purchased when a Fund's net asset value is relatively low and fewer shares being purchased when a Fund's net asset value is relatively high, thereby helping to decrease the average price of your shares. Investors who establish a Systematic Investment Plan may open an account with a minimum balance of $500. Through the Systematic Investment Plan, shares are purchased by transferring monies (minimum of $25 per transaction per Fund) from your designated checking or savings account. Your systematic investment in the Fund(s) designated by you will be processed on a regular basis at your option beginning on or about either the first or fifteenth day of the month or quarter you select. This Systematic Investment Plan must be established on your account at least 15 days prior to the intended date of your first systematic investment.

(2) SYSTEMATIC WITHDRAWAL PLAN. The Systematic Withdrawal Plan provides a convenient way for you to receive current income while maintaining your investments in the Fund(s). The Systematic Withdrawal Plan permits you to have payments of $50 or more automatically transferred from your account(s) in the Fund(s) to your designated checking or savings account on a monthly, quarterly, or semi-annual basis. The Systematic Withdrawal Plan also provides the option of having a check mailed to the address of record for your account. In order to start this Plan, you must have a minimum balance of $5,000 in any account using this feature. Your systematic withdrawals will be processed on a regular basis beginning on or about either the first or fifteenth day of the month, quarter or semi-annual period you select.

EXCHANGE PRIVILEGES

Once payment for your shares has been received (i.e., an account has been established) and your payment has been converted to Federal funds, you may exchange some or all of your shares for shares of the same Class of the other Funds or other portfolios of the Trust currently available to the public.

Generally, you may exchange your shares for shares of the same class of other Funds or other portfolios of the Trust at net asset value. Class A shares of any Fund may be exchanged for Class A shares of any other Fund or portfolio of the Trust at relative net asset value without payment of sales charges. See "Purchases and Redemptions of Shares - Initial Sales Charges - Class A Shares."

EXCHANGE OF SHARES SUBJECT TO A CDSC

If you exchange shares that are subject to a contingent deferred sales charge, the exchange transaction will not be subject to the contingent deferred sales charge. However, when you redeem the shares acquired through the exchange, the redemption may be subject to the contingent deferred sales charge, depending

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

upon when you originally purchased the shares. For purposes of computing the contingent deferred sales charge, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

If you own shares of any Fund or other portfolio of the Trust other than the PBHG Cash Reserves Fund, you are limited to four exchanges annually from such Fund to the PBHG Cash Reserves Fund. The Trust reserves the right to change the terms and conditions of the exchange privilege discussed herein, or to terminate the exchange privilege, upon 60 days' notice. Exchanges will be made only after proper instructions in writing or by telephone are received for an established account by the Transfer Agent.

The exchange privilege may be exercised only in those states where the shares of the new Fund may legally be sold.

TAX-SHELTERED RETIREMENT PLANS

A variety of retirement plans, including IRAs, SEP-IRAs, 401(a) Keogh and corporate money purchase pension and profit sharing plans, and 401(k) and 403(b) plans are available to investors in the Fund.

(1) TRADITIONAL IRAS. You may save for your retirement and shelter your investment income from current taxes by either: (a) establishing a new traditional IRA; or (b) "rolling-over" to the Trust monies from other IRAs or lump sum distributions from a qualified retirement plan. If you are between 18 and 70 1/2 years of age, you can use a traditional IRA to invest up to $2,000 per year of your earned income in any of the Funds. You may also invest up to $2,000 per year in a spousal IRA if your spouse has no earned income. There is a $10.00 annual maintenance fee charged to traditional IRA investors. If you maintain IRA accounts in more than one Fund of the Trust, you will only be charged one fee. This fee can be prepaid or will be debited from your account if not received by the announced deadline. Please see the information below for changes to the annual contribution limit.

(2) ROTH IRAS. Roth IRAs are similar to traditional IRAs in many respects and provide a unique opportunity for qualifying individuals to accumulate investment earnings tax-free. Contributions to Roth IRAs are not tax-deductible (while contributions to traditional IRAs may be), however, if you meet the distribution requirements, you can withdraw your investments without paying any taxes on the earnings. In addition to establishing a new Roth IRA, you may be eligible to convert a traditional IRA into a Roth IRA. Maintenance fees charged for Roth IRAs are similar to those for traditional IRAs.

On June 7, 2001, the Economic Growth and Tax Relief Reconciliation Act of 2001 was signed into law and makes significant changes to the annual contribution limits. The current $2,000 annual contribution limit that applies to Traditional and Roth IRAs will increase gradually from $3,000 in 2002 to $5,000 in 2008. After 2008, the limit will be adjusted for inflation in $500 increments.

Traditional and Roth IRA Contribution Limits:

                Tax Years                   Max. Annual Contribution
                2001                        $2,000
                2002-2004                   $3,000
                2005-2007                   $4,000
                2008                        $5,000
                2009-2010                   Indexed to Inflation


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

The new tax law will permit individuals age 50 and over to make catch-up contributions to IRAs as follows:

                Year                        Limit
                2002-2005                   $500
                2006-2010                   $1,000


The annual maximum IRA contribution must be made before annual catch-up contributions are made.

(3) SEP-IRAS. If you are a self-employed person, you can establish a Simplified Employee Pension Plan ("SEP-IRA"). A SEP-IRA is designed to provide persons with self-employed income (and their eligible employees) with many of the same tax advantages as a Keogh, but with fewer administrative requirements.

(4) 401(A) KEOGH AND CORPORATE RETIREMENT PLANS. Both a prototype money purchase pension plan and a profit sharing plan, which may be used alone or in combination, are available for self-employed individuals and their partners and corporations to provide tax-sheltered retirement benefits for individuals and employees.

(5) 401(K) PLANS. Through the establishment of a 401(k) plan by a corporation of any size, employees can invest a portion of their wages in the Funds on a tax-deferred basis in order to help them meet their retirement needs.

(6) 403(B) PLANS. Section 403(b) plans are custodial accounts which are available to employees of most non-profit organizations and public schools.

OTHER SPECIAL ACCOUNTS

The Trust also offers the following special accounts to meet your needs:

(1) COVERDELL EDUCATION SAVINGS ACCOUNTS ("ESAS) (FORMERLY EDUCATION IRAS). For taxable years beginning after December 31, 1997, Education IRAs were created exclusively for the purpose of paying qualified higher education expenses of designated beneficiaries. The contribution limit that applies to ESAs (formerly Education IRAs) will increase to $2,000 starting in 2002, and in addition to college expenses, amounts may be used for elementary and secondary education expenses, including expenses incurred in the purchase of a computer system, educational software and Internet access for a child. The phase-out range for married couples filing a joint return for making contributions to these plans has been raised to adjusted gross income between $190,000 and $220,000. Like traditional and Roth IRAs, ESAs provide an opportunity for your investment to grow tax-free until distributed. Contributions to an ESA are not tax deductible, however, but withdrawals can be made tax-free if used to pay eligible education expenses. Contributions to an ESA can be made on behalf of a child under age 18. There is a $7.00 annual maintenance fee charged to ESAs. The fee can be prepaid or will be deducted from your account if not received by the announced deadline.

(2) UNIFORM GIFT TO MINORS/UNIFORM TRANSFERS TO MINORS. By establishing a Uniform Gift to Minors Account/Uniform Transfers to Minors Account with the Trust you can build a fund for your children's education or a nest egg for their future and, at the same time, potentially reduce your own income taxes.

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

(3) CUSTODIAL AND FIDUCIARY ACCOUNTS. The Trust provides a convenient means of establishing custodial and fiduciary accounts for investors with fiduciary responsibilities.

For further information regarding any of the above retirement plans and accounts, please contact your broker, dealer or financial advisor.

MINIMUM ACCOUNT SIZE

Due to the relatively high cost of maintaining smaller accounts, the Trust will impose an annual $12.00 minimum account charge and reserves the right to redeem shares in any non-retirement account if, as the result of redemptions, the value of any account drops below the minimum initial investment amount, specified above, for each Fund. See "Minimum Investment" and "Systematic Investment and Systematic Withdrawal Plans" for minimum investments. You will be allowed at least 60 days, after notice from the Trust, to make an additional investment to bring your account value up to at least the applicable minimum account size before the annual $12.00 minimum account fee is charged and/or the redemption of a non-retirement account is processed. The applicable minimum account charge will be imposed annually on any such account until the account is brought up to the applicable minimum account size.

                        DETERMINATION OF NET ASSET VALUE

The purchase and redemption price of the shares of a class of a Fund is based on the NAV attributable to such class. Each Fund calculates the NAV for each of its share classes by subtracting the liabilities from the total assets attributable to a class and dividing the result by the total number of shares outstanding of such a class. Net asset value per share is determined daily, normally as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern
Time) on any Business Day. Once the Fund reaches a certain asset size, its net asset value per share will be listed under PBHG in the mutual fund section of most major daily newspapers, including The Wall Street Journal.

The securities of each Fund are valued by the Sub-Administrator. The Sub-Administrator will use an independent pricing service to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions as well as trade quotations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

Fund securities listed on an exchange are valued at the last sales price. Fund securities quoted on a national market system are valued at the official closing price, or if there is none, at the last sales price. Other securities are quoted at the last bid price. In the event a listed security is traded on more than one exchange, it is valued at the last sale price on the exchange on which it is principally traded. If there are no transactions in a security during the day, it is valued at the official closing price or if none, at the most recent bid price. However, debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations are valued at amortized cost. Securities and other assets held by the Trust for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees.

Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by another method that the Board of Trustees believes accurately reflects fair value.

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

                                      TAXES

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of the Funds or their shareholders. Accordingly, you are urged to consult your tax advisors regarding specific questions as to federal, state and local income taxes.

FEDERAL INCOME TAX

The following discussion of federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

Each Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other funds. Each Fund intends to continue to qualify as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. In order to qualify for treatment as a RIC under the Code, each Fund must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement"). In addition to the Distribution Requirement, each Fund must meet several other requirements. Among these requirements are the following: (i) the Fund must derive at least 90% of its gross income in each taxable year from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies and other income (including but not limited to gains from options, futures or forward contracts derived with respect to the Fund's business of investing in such stock, securities or currencies) (the "Income Requirement"); (ii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and securities of other issuers, with such securities of other issuers limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses ((ii) and (iii) collectively, the "Asset Diversification Test").

For purposes of the Asset Diversification Test, it is unclear under present law who should be treated as the issuer of forward foreign currency exchange contracts, of options on foreign currencies, or of foreign currency futures and related options. It has been suggested that the issuer in each case may be the foreign central bank or foreign government backing the particular currency. Consequently, a Fund may find it necessary to seek a ruling from the Internal Revenue Service on this issue or to curtail its trading in forward foreign currency exchange contracts in order to stay within the limits of the Asset Diversification Test.

For purposes of the Income Requirement, foreign currency gains (including gains from options, futures or forward contracts on foreign currencies) that are not "directly related" to a Fund's principal business may, under regulations not yet issued, be excluded from qualifying income.

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

If a Fund fails to qualify as a RIC for any taxable year, it will be taxable at regular corporate rates on its net investment income and net capital gain without any deductions for amounts distributed to shareholders. In such an event, all distributions (including capital gains distributions) will be taxable as ordinary dividends to the extent of that Fund's current and accumulated earnings and profits and such distributions will generally be included in the qualified dividend income of individual and other noncorporate shareholders and be eligible for the dividends-received deduction.

PORTFOLIO DISTRIBUTIONS

Notwithstanding the Distribution Requirement described above, which requires only that a Fund distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), each Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that calendar year, plus certain other amounts. Each Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax.

Treasury regulations permit a RIC in determining its investment company taxable income and undistributed net capital gain for any taxable year to elect to treat all or part of any net capital loss, any net long-term capital loss, or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

Each Fund will distribute all of its net investment income (including, for this purpose, net short-term capital gain) to shareholders. Dividends from net investment income will generally be taxable to shareholders as ordinary income whether received in cash or in additional shares. Dividends paid to individual and other non-corporate shareholders will be treated as qualified dividend income (subject to tax at a maximum rate of 15%) to the extent of the dividends received by a Fund in any taxable year from domestic corporations and certain qualified foreign corporations. However, if the qualified dividends received by a Fund are 95% (or more) of the Fund's gross income (exclusive of any net capital gain) in any taxable year, then all of the ordinary income dividends paid by the Fund for that taxable year will be treated as qualified dividend income. Dividends paid to corporate shareholders will qualify for the dividends-received deduction only to the extent of the dividends received by a Fund in any taxable year from domestic corporations. Any net capital gains realized by a Fund will be distributed annually as capital gain dividends and will be taxed to shareholders as long-term capital gains, regardless of how long the shareholder has held shares and regardless of whether the distributions are received in cash or in additional shares. Each Fund will make annual reports to shareholders of the federal income tax status of all distributions, including the amount of dividends constituting qualified dividend income, the amount of dividends eligible for the dividends-received deduction and the amount of capital gain dividends.

Certain debt securities purchased by the Funds (such as U.S. Treasury STRIPS, defined in "Glossary of Permitted Investments" below) are sold with original issue discount and thus do not make periodic cash interest payments. Each Fund will be required to include as part of its current net investment income the accrued discount on such obligations for purposes of the distribution requirement even though the Fund has not received any interest payments on such obligations during that period. Because a Fund distributes all of its net investment income to its shareholders, a Fund may have to sell portfolio securities to distribute such accrued income, which may occur at a time when the Adviser or Sub-Advisers would not have chosen to sell such securities and which may result in a taxable gain or loss.


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

Income received on direct U.S. obligations is exempt from income tax at the state level when received directly by a Fund and may be exempt, depending on the state, when received by a shareholder as income dividends from a Fund provided certain state-specific conditions are satisfied. Not all states permit such income dividends to be tax exempt and some require that a certain minimum percentage of an investment company's income be derived from state tax-exempt interest. Each Fund will inform shareholders annually of the percentage of income and distributions derived from direct U.S. obligations. You should consult your tax advisor to determine whether any portion of the income dividends received from a Fund is considered tax exempt in your particular state.

Dividends declared by a Fund in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year, if paid by the Fund at any time during the following January.

WITHHOLDING

In certain cases, a Fund will be required to withhold, and remit to the U.S. Treasury, 28% of any distributions paid to a shareholder who (i) has failed to provide a correct taxpayer identification number, (ii) is subject to backup withholding by the Internal Revenue Service, or (iii) has not certified to the Fund that such shareholder is not subject to backup withholding.

REDEMPTION OR EXCHANGE OF SHARES

Upon a redemption or exchange of shares, a shareholder will recognize a taxable gain or loss depending upon his or her basis in the shares. Unless the shares are disposed of as part of a conversion transaction, such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, depending upon the shareholder's holding period for the shares. Any loss recognized by a shareholder on the sale of Fund shares held six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

Any loss recognized on a sale or exchange will be disallowed under the wash sale rules to the extent that Fund shares are sold and replaced within the 61-day period beginning 30 days before and ending 30 days after the disposition of such shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Shareholders should particularly note that this loss disallowance rule applies even where shares are automatically replaced under the dividend reinvestment plan.

INVESTMENT IN FOREIGN FINANCIAL INSTRUMENTS

Under Code Section 988, gains or losses from certain foreign currency forward contracts or fluctuations in currency exchange rates will generally be treated as ordinary income or loss. Such Code Section 988 gains or losses will increase or decrease the amount of a Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gains. Additionally, if Code
Section 988 losses exceed other investment company taxable income during a taxable year, a Fund would not be able to pay any ordinary income dividends, and any such dividends paid before the losses were realized, but in the same taxable year, would be recharacterized as a return of capital to shareholders, thereby reducing the tax basis of Fund shares.

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

HEDGING TRANSACTIONS

Some of the forward foreign currency exchange contracts, options and futures contracts that the Funds may enter into will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 contracts is combined with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year (including gain or loss arising as a consequence of the year-end deemed sale of such contracts) is deemed to be 60% long-term and 40% short-term gain or loss. However, in the case of Section 1256 contracts that are forward foreign currency exchange contracts, the net gain or loss is separately determined and (as discussed above) generally treated as ordinary income or loss.

Generally, the hedging transactions in which the Funds may engage may result in "straddles" or "conversion transactions" for U.S. federal income tax purposes. The straddle and conversion transaction rules may affect the character of gains (or in the case of the straddle rules, losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules and the conversion transaction rules have been promulgated, the tax consequences to a Fund of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by a Fund (and, if they are conversion transactions, the amount of ordinary income) which is taxed as ordinary income when distributed to shareholders.

Each Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Transactions that may be engaged in by certain of the Funds (such as short sales "against the box") may be subject to special tax treatment as "constructive sales" under section 1259 of the Code if a Fund holds certain "appreciated financial positions" (defined generally as any interest (including a futures or forward contract, short sale or option) with respect to stock, certain debt instruments, or partnership interests if there would be a gain were such interest sold, assigned, or otherwise terminated at its fair market value). Upon entering into a constructive sales transaction with respect to an appreciated financial position, a Fund will be deemed to have constructively sold such appreciated financial position and will recognize gain as if such position were sold, assigned, or otherwise terminated at its fair market value on the date of such constructive sale (and will take into account any gain for the taxable year which includes such date).

Because application of the straddle, conversion transaction and constructive sale rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle or investment positions, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased as compared to a fund that did not engage in such transactions.

Requirements relating to each Fund's tax status as a RIC may limit the extent to which a Fund will be able to engage in transactions in options and futures contracts.

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

STATE TAXES

Distributions by a Fund to shareholders and the ownership of shares may be subject to state and local taxes.

FOREIGN SHAREHOLDERS

Dividends from a Fund's investment company taxable income and distributions constituting returns of capital paid to a nonresident alien individual, a foreign trust or estate, foreign corporation, or foreign partnership (a "foreign shareholder") generally will be subject to U.S. withholding tax at a rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from a Fund's Foreign Tax Credit Election, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign taxes treated as having been paid by them.

A foreign shareholder generally will not be subject to U.S. taxation on gain realized upon the redemption or exchange of shares of a Fund or on capital gain dividends. In the case of a foreign shareholder who is a nonresident alien individual, however, gain realized upon the sale or redemption of shares of a Fund and capital gain dividends ordinarily will be subject to U.S. income tax at a rate of 30% (or lower applicable treaty rate) if such individual is physically present in the U.S. for 183 days or more during the taxable year and certain other conditions are met. In the case of a foreign shareholder who is a nonresident alien individual, a Fund may be required to withhold U.S. federal income tax at a rate of 31% unless proper notification of such shareholder's foreign status is provided (however, this rate is reduced to 30.5% after August 6, 2001 and further reduced in phases to 28% for years 2006 and thereafter under The Economic Growth and Tax Relief Reconciliation Act of 2001).

Notwithstanding the foregoing, if distributions by a Fund are effectively connected with a U.S. trade or business of a foreign shareholder, then dividends from such Fund's investment company taxable income, capital gains, and any gains realized upon the sale of shares of the Fund will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens or domestic corporations.

Transfers by gift of shares of a Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Funds.

MISCELLANEOUS CONSIDERATIONS

The foregoing general discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on July 15, 2003. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

Prospective shareholders are encouraged to consult their tax advisors as to the consequences of these and other U.S., state, local, and foreign tax rules affecting investments in the Funds.

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

                             PERFORMANCE ADVERTISING

From time to time, each Fund may advertise its yield and total return. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made regarding actual future yields or returns. Yield refers to the annualized income generated by an investment in a Fund over a specified 30-day period. The yield is calculated by assuming that the same amount of income generated by the investment during that period is generated in each 30-day period over one year and is shown as a percentage of the investment.

Each Fund may periodically compare its performance to that of other mutual funds tracked by mutual fund rating services (such as Lipper Analytical Services, Inc.) or by financial and business publications and periodicals, broad groups of comparable mutual funds, unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs and other investment alternatives. Each Fund may quote services such as Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance, and Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. Each Fund may use long-term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. Each Fund may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

Each Fund may quote various measures of volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.

                              COMPUTATION OF YIELD

Yield quotations for each Fund are based on a 30-day period. As a new funds, the Funds do not yet have yield information.

Each Fund's current yield is computed using the following formula:

                  YIELD  = 2[( a - b + 1) 6 - 1]
                               -----
                                cd

                  Where:

                  a = dividends and interest earned during the period

                  b = expenses accrued for the period (net of reimbursements)

                  c = the average daily number of shares outstanding during the period that were entitled to receive  dividends

                  d = the maximum offering price per share on the last day of the period.

                           CALCULATION OF TOTAL RETURN

From time to time, each Fund may advertise its total returns. The total return refers to the average compounded rate of return to a hypothetical investment for designated time periods (including, but not limited to, the period from which the Fund commenced operations through the specified date). In particular, average annual total return will be calculated according to the following formulas.

AVERAGE ANNUAL TOTAL RETURN (BEFORE TAXES) QUOTATION

Each Fund's average annual total return (before taxes) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It does not reflect the deduction of federal income taxes on distributions or redemption proceeds. Average annual total returns (before taxes) are calculated by determining the growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (before taxes) tend to even out variations in a Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its average annual total returns (before taxes) into income results and capital gains or losses.

The standard formula for calculating average annual total return (before taxes) is:

                              P(1+T)n = ERV, where

            P   = a hypothetical initial payment of $1,000;
            T   = average annual total return (before taxes);
            n   = number of years; and
            ERV = ending value of a hypothetical $1,000 payment made
                  at the beginning of the 1-, 5- or 10-year periods, (or since inception, if applicable) at the end of the 1-, 5-, or 10-year periods (or since inception, if applicable), before taxes.

Standardized average annual total return (before taxes) for Class A and Class C shares reflect a deduction of the maximum sales charge applicable to such Classes.

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS) QUOTATION

A Fund's average annual total return (after taxes on distributions) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on distributions, but not on redemption proceeds. Average annual total returns (after taxes on distributions) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its average annual total returns (after taxes on distributions) into income results and capital gains or losses.

The standard formula for calculating average annual total return (after taxes on distributions) is:

                              P(1+T)n = ATVD, where

          P    =  a hypothetical initial payment of $1,000;
          T    =  average annual total return (after taxes on distributions);
          n    =  number of years; and
          ATVD =  ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year periods (or since inception, if applicable) at the end of the 1-, 5- or 10-year periods (or since inception, if applicable), after taxes on Fund distributions but not after taxes on redemption.

Standardized average annual total return (after taxes on distributions) for Class A and Class C shares reflect a deduction of the maximum sales charge applicable to such Classes.

The after-tax returns assume all distributions by a Fund, less the taxes due on such distributions, are reinvested at the price stated in the prospectus on the reinvestment dates during the period. Taxes due on a Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income, short-term capital gain, long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION) QUOTATION

A Fund's average annual total return (after taxes on distributions and redemption) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on both distributions and redemption proceeds. Average annual total returns (after taxes on distributions and redemption) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions and redemption) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its average annual total returns (after taxes on distributions and redemption) into income results and capital gains or losses.

The standard formula for calculating average annual total return (after taxes on distributions and redemption) is:

                                 P(1+T)n = ATVDR

           P     =  a hypothetical initial payment of $1,000;
           T     =  average annual total return (after taxes on distributions and redemption);
           n     =  number of years; and
           ATVDR =  ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year period (or since inception, if applicable) at the end of the 1-, 5-, or 10-year periods (or since inception, if applicable), after taxes on Fund distributions and redemption.

Standardized average annual total return (after taxes on distributions and redemption) for Class A and Class C shares reflect a deduction of the maximum sales charge applicable to such Classes.

The after-tax returns assume all distributions by a Fund, less the taxes due on such distributions, are reinvested at the price stated in the prospectus on the reinvestment dates during the period. Taxes due on a Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income, short-term capital gain, long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.

The ending values for each period are determined by subtracting capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. The capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds. Capital gains taxes (or the benefit resulting from tax losses) are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character (e.g., short-term or long-term) in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. The calculations assume that a shareholder may deduct all capital losses in full.

The basis of shares acquired through the $1,000 initial investment are tracked separately from subsequent purchases through reinvested distributions. The basis for a reinvested distribution is the distribution net of taxes paid from the distribution. Tax basis is adjusted for any distributions representing returns of capital and for any other tax basis adjustments that would apply to an individual taxpayer.

The amount and character of capital gain or loss upon redemption is determined separately for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

Average annual total returns for each of the Funds are shown below. Aggregate total returns for each of the Funds since inception are also shown below.

TOTAL RETURN AS OF MARCH 31, 2003 BEFORE TAXES - CLASS A

================================= ============================================================== ===================
                                                                                                  Aggregate Total
                                                                                                    Return as of
Fund                                    Average Annual Total Return as of March 31, 2003           March 31, 2003
--------------------------------- -------------------------------------------------------------- -------------------
                                    One Year     Five Year       Ten Year      Since Inception    Since Inception
--------------------------------- ------------- ------------- --------------- ------------------ -------------------
PBHG Asset Allocation                  *             *              *                 *                  *
Conservative  Portfolio
--------------------------------- ------------- ------------- --------------- ------------------ -------------------
PBHG Asset Allocation Moderate         *             *              *                 *                  *
Portfolio
--------------------------------- ------------- ------------- --------------- ------------------ -------------------
PBHG Asset Allocation Moderate         *             *              *                 *                  *
Growth Portfolio
--------------------------------- ------------- ------------- --------------- ------------------ -------------------
PBHG Asset Allocation Growth           *             *              *                 *                  *
Portfolio
================================= ============= ============= =============== ================== ===================

TOTAL RETURN AS OF MARCH 31, 2003 AFTER TAXES ON DISTRIBUTIONS - CLASS A

================================ ============================================================== ===================
                                                                                                 Aggregate Total
                                                                                                   Return as of
                                       Average Annual Total Return as of March 31, 2003           March 31, 2003
-------------------------------- -------------------------------------------------------------- -------------------
                                   One Year     Five Year       Ten Year      Since Inception    Since Inception
-------------------------------- ------------- ------------- --------------- ------------------ -------------------
PBHG Asset Allocation                 *             *              *                 *                  *
Conservative  Portfolio
-------------------------------- ------------- ------------- --------------- ------------------ -------------------
PBHG Asset Allocation Moderate        *             *              *                 *                  *
Portfolio
-------------------------------- ------------- ------------- --------------- ------------------ -------------------
PBHG Asset Allocation Moderate        *             *              *                 *                  *
Growth Portfolio
-------------------------------- ------------- ------------- --------------- ------------------ -------------------
PBHG Asset Allocation Growth          *             *              *                 *                  *
Portfolio
================================ ============= ============= =============== ================== ===================

TOTAL RETURN AS OF MARCH 31, 2003 AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES - CLASS A

=============================== =============================================================== ===================
                                                                                                 Aggregate Total
                                                                                                   Return as of
                                       Average Annual Total Return as of March 31, 2003           March 31, 2003
------------------------------- -------------- -------------- --------------- ----------------- -------------------
                                  One Year       Five Year       Ten Year     Since Inception    Since Inception
------------------------------- -------------- -------------- --------------- ----------------- -------------------
PBHG Asset Allocation                 *              *              *                *                  *
Conservative  Portfolio
------------------------------- -------------- -------------- --------------- ----------------- -------------------
PBHG Asset Allocation                 *              *              *                *                  *
Moderate Portfolio
------------------------------- -------------- -------------- --------------- ----------------- -------------------
PBHG Asset Allocation                 *              *              *                *                  *
Moderate Growth Portfolio
------------------------------- -------------- -------------- --------------- ----------------- -------------------
PBHG Asset Allocation Growth          *              *              *                *                  *
Portfolio
=============================== ============== ============== =============== ================= ===================

TOTAL RETURN AS OF MARCH 31, 2003 BEFORE TAXES - CLASS C

=============================== =============================================================== ===================
                                                                                                 Aggregate Total
                                                                                                   Return as of
                                       Average Annual Total Return as of March 31, 2003           March 31, 2003
------------------------------- --------------------------------------------------------------- -------------------
                                  One Year       Five Year       Ten Year     Since Inception    Since Inception
------------------------------- -------------- -------------- --------------- ----------------- -------------------
PBHG Asset Allocation                 *              *              *                *                  *
Conservative  Portfolio
------------------------------- -------------- -------------- --------------- ----------------- -------------------
PBHG Asset Allocation                 *              *              *                *                  *
Moderate Portfolio
------------------------------- -------------- -------------- --------------- ----------------- -------------------
PBHG Asset Allocation                 *              *              *                *                  *
Moderate Growth Portfolio
------------------------------- -------------- -------------- --------------- ----------------- -------------------
PBHG Asset Allocation Growth          *              *              *                *                  *
Portfolio
=============================== ============== ============== =============== ================= ===================

* The Fund was not in operation for the period.

Quotations of total return, which are not annualized, represent historical earnings and asset value fluctuations. Total return is based on past performance and is not a guarantee of future results.

                              FINANCIAL STATEMENTS

Financial statements for the Funds are not included in this statement of additional information as the Funds are new.

                                 CREDIT RATINGS

MOODY'S INVESTORS SERVICE, INC.

                                     PREFERRED STOCK RATINGS

aaa              An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.
aa               An issue which is rated "aa" is considered a high-grade
                 preferred stock. This rating indicates that there is a
                 reasonable assurance the earnings and asset protection will remain relatively well-maintained in the foreseeable future.
a                An issue which is rated "a" is considered to be an
                 upper-medium-grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.
baa              An issue that which is rated "baa" is considered to be a
                 medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.
ba               An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured.
                 Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.
b                An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.
caa              An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.
ca               An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little
                 likelihood of eventual payments.
c                This is the lowest-rated class of preferred or preference
                 stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.
plus (+) or      Moody's applies numerical modifiers 1, 2, and 3 in each rating
minus (-)        classifications "aa" through "bb" The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                      DEBT RATINGS - TAXABLE DEBT & DEPOSITS GLOBALLY

Aaa Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa               Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective
                 elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.
A                Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper-medium-grade
                 obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa              Bonds which are rated "Baa" are considered as medium-grade obligations, (i.e., they are neither highly protected nor
                 poorly secured). Interest payments and principal security
                 appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba               Bonds which are rated "Ba" are judged to have speculative
                 elements; their future cannot be considered as well-assured.
                 Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B                Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal
                 payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa              Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca               Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C                Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Con. (...)       (This rating applies only to U.S. Tax-Exempt Municipals)
                 Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of the condition.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

SHORT-TERM PRIME RATING SYSTEM - TAXABLE DEBT & DEPOSITS GLOBALLY

Moody's short-term issue ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

   Prime-1 Issuers rated Prime-1 (or supporting institution) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
                 Leading market positions in well-established industries. High rates of return on funds employed.
                 Conservative capitalization structure with moderate reliance on debt and ample asset protection. Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
                 Well-established access to a range of financial markets and assured sources of alternate liquidity.

   Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

   Prime 3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligation. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

   Not Prime     Issuers rated Not Prime do not fall within any of the Prime rating categories.


STANDARD & POOR'S RATINGS SERVICES

LONG-TERM ISSUE CREDIT RATINGS

Issue credit ratings are based, in varying degrees, on the following considerations:

1. Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

2. Nature of and provisions of the obligation;

3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

   AAA An obligation rated `AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.
   AA An obligation rated `AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.
   A An obligation rated `A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.
   BBB An obligation rated `BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated `BB', `B', `CCC' , `CC' and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

   BB An obligation rated `BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposures to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.
   B An obligation rated `B' is more vulnerable to nonpayment than obligations rated `BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.
   CCC An obligation rated `CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligations.
   CC An obligation rated `CC' is currently highly vulnerable to nonpayment.
   C A subordinated debt or preferred stock obligation rated `C' is currently highly vulnerable to nonpayment. The `C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A `C' will also be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

   D An obligation rated `D' is in payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.
Plus (+) or minus (-): The ratings from `AA' to `CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

SHORT-TERM ISSUE CREDIT RATINGS

   A-1 A short-term obligation rated `A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.
   A-2 A short-term obligation rated `A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.
   A-3 A short-term obligation rated `A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
   B A short-term obligation rated `B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.
   C A short-term obligation rated `C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.
   D A short-term obligation rated `D' is in payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

FITCH RATINGS

INTERNATIONAL LONG-TERM CREDIT RATINGS

INVESTMENT GRADE

   AAA Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
   AA Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
   A High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.
   BBB Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

SPECULATIVE GRADE

   BB Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.
   B Highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.
   CCC,CC,C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

   DDD,DD,D Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "D" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

                 Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

INTERNATIONAL SHORT-TERM CREDIT RATINGS

   F             Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+"
                 to denote any exceptionally strong credit feature.
   F2            Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.
   F3            Fair credit quality. The capacity for timely payment of
                 financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.
   B             Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.
   C             High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a
                 sustained, favorable business and economic environment.
   D             Default.  Denotes actual or imminent payment default.

NOTES

"+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the `AAA' long-term rating category, to categories below `CCC', or to short-term ratings other than `F1'.

Fitch uses the same ratings for municipal securities as described above for Institutional short-Term Credit Ratings.

                                  EXHIBIT A



                                   PBHG FUNDS
                           PBHG INSURANCE SERIES FUND

                             PROXY VOTING GUIDELINES

These Proxy Voting Guidelines (the "Guidelines") are being adopted by the Board of Trustees of the PBHG Funds and the PBHG Insurance Series Fund (collectively, "PBHG" or "PBHG Funds") in accordance with Rule 30b1-4 of the Investment Company Act of 1940, as amended (the "Rule"). PBHG recognizes that proxies have an economic value and in voting proxies, PBHG seeks to maximize the value of our investments and our shareholders' assets. We believe that the voting of proxies is an economic asset that has direct investment implications. Moreover, we believe that each portfolio's investment adviser is in the best position to assess the financial implications presented by proxy issues and the impact a particular vote may have on the value of a security. Consequently, PBHG generally assigns proxy voting responsibilities to the investment manager responsible for the management of each respective PBHG portfolio. In supervising this assignment, the Trustees will periodically review the voting policies of each investment adviser or sub-adviser that manages a PBHG Fund that invests in voting securities. If an investment adviser to a PBHG Fund who invests in voting securities does not have a proxy policy which complies with the relevant portions of the Rule and the proxy voting rule under the Investment Advisers Act of 19401, that adviser will be required to follow these Guidelines.

                  DISCLOSURE OF GENERAL PROXY VOTING GUIDELINES

In evaluating proxy issues, information from various sources may be considered including information from company management, shareholder groups, independent proxy research services, and others. In all cases, however, each proxy vote should be cast in a manner that seeks to maximize the value of the funds' assets.

PBHG's Guidelines as they relate to certain common proxy proposals are summarized below along with PBHG's usual voting practice. As previously noted, an adviser or sub-adviser to PBHG will only be required to follow these Guidelines if they do not have a proxy voting policy which complies with applicable regulatory requirements.


Election of the Board of Directors

   o We generally vote FOR proposals: (1) asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors; (2) that repeal classified boards and seek to elect all directors annually; (3) to restore shareholder ability to remove directors with or without cause; (4) that permit shareholders to elect directors to fill board vacancies; (5) that seek to fix the size of the board; and (6) asking that a majority or more of directors be independent.

--------
1 Rule 206(4)-6 and Rule 204-2 under the Investment Advisers Act of 1940, as amended.

   o We generally vote AGAINST proposals: (1) requiring directors to own a minimum amount of company stock; (2) limiting the tenure of outside directors; (3) to classify the board; (4) that provide that directors may be removed only for cause; (5) that provide that only continuing directors may elect replacements to fill board vacancies; (6) that give management the ability to alter the size of the board without shareholder approval; and (7) requiring two candidates per board seat.

   o We will evaluate on a case-by-case basis: (1) director nominees; (2) proposals requiring that the positions of chairman and CEO be held separately; (3) proposals on director and officer indemnification and liability protections, using Delaware law as the standard; (4) votes in contested elections of directors; and (5) proposals that establish or amend director qualifications.

Approval of Independent Auditors

   o We generally vote FOR proposals: (1) to ratify the selection of auditors and (2) asking for reasonable audit firm rotation.

   o We generally vote AGAINST a proposal to ratify the selection of an auditor if the auditor is deemed to not be independent, fees for non-audit services are excessive or there is reason to believe that an independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

   o We will evaluate on a case-by-case basis proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

Shareholder Rights

   o We generally vote FOR proposals: (1) that remove restrictions on the right of shareholders to act independently of management; (2) to allow or make easier shareholder action by written consent; (3) to lower supermajority shareholder vote requirements; and (4) giving the board the ability to amend the bylaws in addition to shareholders.

   o We generally vote AGAINST proposals: (1) to restrict or prohibit shareholder ability to call special meetings; (2) to restrict or prohibit shareholder ability to take action by written consent; (3) to require a supermajority shareholder vote; and (4) giving the board exclusive authority to amend bylaws.

   o We will evaluate on a case-by-case basis proposals that adopt a fair price provision.

Anti-Takeover Defenses and Voting Related Issues

   o We generally vote for proposals: (1) to adopt confidential voting; (2) by management to change the date/time/location of the annual meeting;
         (3) that ask a company to submit its poison pill for shareholder ratification; (4) to opt out of control share acquisition statutes; (5) to restore voting rights to the control shares; and (6) to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

   o We generally vote AGAINST proposals: (1) to provide management with the authority to adjourn an annual or special meeting; (2) by shareholders to change the date/time/location of the annual meeting; (3) that eliminate cumulative voting; (4) to amend the charter to include control share acquisition provisions; and (5) that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan ("poison pill").

   o We will evaluate on a case-by-case basis: (1) bundled or conditioned proxy proposals; (2) votes to reimburse proxy solicitation expenses;
         (3) votes on advance notice proposals; (4) votes to restore or permit cumulative voting; (5) votes to redeem or ratify a company's poison pill; and (6) proposals to opt in or out of state takeover statutes.

Corporate Governance

   o We generally vote for proposals: (1) to amend bylaws or charters for housekeeping changes; and (2) for reincorporation.

   o We will evaluate on a case-by-case basis proposals to change a company's state of incorporation.

Capital Structure

   o We generally vote FOR proposals to: (1) increase common share authorization for a stock split; (2) implement a reverse stock split;
         (3) authorize preferred stock where the company specifies the rights of such stock and they appear reasonable; (4) reduce the par value of common stock; (5) institute open-market share repurchase plans in which all shareholders may participate in equal terms; (6) approve increases in common stock beyond the allowable increase when a company's shares are in danger of being delisted or there is a going concern issue; and
         (7) create a new class of non-voting or sub-voting common stock.

o We generally vote against proposals: (1) at companies with dual-class capital structures to increase the number of authorized shares that has superior voting rights; (2) to authorize the creation of new classes of blank check preferred stock; (3) to increase the number of blank check preferred stock; and (4) to create a new class of common stock with superior voting rights.

   o We will evaluate on a case-by-case basis proposals: (1) to increase the number of shares of common stock authorized for issue; (2) to implement a reverse stock split that does not proportionately reduce the number of shares authorized for issue; (3) that seek preemptive rights; (4) of a debt restructuring plan; (5) on the creation of tracking stock; (6) regarding conversion of securities; (7) regarding the formation of a holding company; (8) on "going private" transactions; (9) regarding private placements; and (10) on recapitalizations.

Executive and Director Compensation

   o We generally vote FOR proposals: (1) that seek additional disclosure of executive and director pay information; (2) to have golden and tin parachutes submitted for shareholder ratification; (3) that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except where excessive; (4) to implement a 401(k) savings plan for employees; (5) for plans which provide a dollar-for-dollar cash for stock exchange; (6) to eliminate retirement plans for non-employee directors; (7) regarding OBRA-Related Compensation; (8) to put option repricings to a shareholder vote; and
         (9) asking the company to expense stock options.

   o We generally vote AGAINST proposals: (1) seeking to set absolute levels of compensation; and (2) requiring director fees to be paid in stock only.

   o We will evaluate on a case-by-case basis proposals: (1) with respect to compensation plans; (2) seeking approval to reprice options; (3) on employee stock purchase plans; (4) that ratify or cancel golden or tin parachutes; (5) which provide an option of taking all or a portion of cash compensation in the form of stock; (6) for plans which do not provide a dollar-for-dollar cash for stock exchange; (7) advocating the use of performance-based stock options; and (8) all other shareholder proposals regarding executive and director pay.

Mergers and Corporate Restructurings

   o We generally vote FOR proposals to: (1) restore or provide shareholders with rights of appraisal and (2) change the corporate name.

   o We generally vote AGAINST proposals to that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

   o We will evaluate on a case-by-case basis proposals: (1) on mergers and acquisitions; (2) on spin-offs; (3) on asset sales; (4) on asset purchases; (5) on liquidations; (6) on joint ventures; and (7) seeking to maximize shareholder value.

Social and Environmental Issues

   o We generally vote FOR proposals: (1) that seek additional information, particularly when it appears companies have not adequately addressed shareholders' environmental concerns; (2) outlining vendor standards compliance; (3) that report on a company's involvement in spaced-based weaponization; (4) on the company's efforts to diversify the board; (5) outlining the company's affirmative action initiatives; and (6) outlining the company's progress towards the Glass Ceiling Commission's business recommendations.

   o We generally vote AGAINST proposals: (1) to completely phase out genetically modified ingredients (GMOs) from the company's products;
         (2) seeking a report on the health and environmental effects of GMOs;
         (3) requesting reports on a company's policies aimed at curtailing gun violence; (4) seeking stronger tobacco product warnings; (5) prohibiting investment in tobacco equities; (6) asking the company to affirm political nonpartisanship in the workplace; (7) to report or publish in newspapers the company's political contributions; (8) disallowing or restricting the company from making political contributions; (9) requesting a list of company associates that have prior government service and whether such service had a bearing on the company; (10) implementing the China Principles; (11) requesting reports on foreign military sales or offsets; (12) requesting a company to cease production of nuclear weapons; and (13) seeking reports on the diversity efforts of suppliers and service providers.

   o We will evaluate on a case-by-case basis proposals: (1) to phase out the use of animals in product testing; (2) asking the company to implement price restraints on pharmaceutical products; (3) to label GMOs voluntarily; (4) requesting reports outlining the steps necessary to eliminate GMOs; (5) requesting reports on the company's procedures for preventing predatory lending; (6) regarding tobacco; (7) requesting reports outlining potential environmental damage from drilling in the Artic National Wildlife Refuge; (8) to adopt the CERES Principles; (9) to adopt a comprehensive recycling strategy; (10) to invest in renewable energy sources; (11) to review ways to link executive compensation to social factors; (12) on requests for reports detailing the company's operations in a particular country and steps to protect human rights; (13) implementing certain human rights standards; (14) to endorse or increase activity on the MacBride Principles; (15) asking a company to renounce future involvement in antipersonnel landmine and cluster bomb production; (16) requesting the company to increase the diversity of the board; and (17) to amend the company's EEO policy to include sexual orientation.

Other Situations

No Proxy Voting Guideline can anticipate all potential proxy voting issues that may arise. Consequently, other issues that appear on proxies are reviewed on a case-by-case basis and our vote is cast in a manner that we believe is in the best interest of the applicable PBHG Fund and its shareholders.

                              CONFLICTS OF INTEREST

PBHG recognizes that conflicts of interest exist, or may appear to exist, in certain circumstances when voting proxies. Since under normal circumstances the adviser or sub-adviser will be responsible for voting proxies related to securities held in a PBHG Fund, the PBHG Funds themselves will not have a conflict of interest with fund shareholders in the voting of proxies. PBHG expects each adviser and sub-adviser responsible for voting proxies to adopt policies that address the identification of material conflicts of interest that may exist and how such conflicts are to be resolved to ensure that voting decisions are based on what is in the best interest of each respective PBHG Fund and its shareholders and is not influenced by any conflicts of interest that the adviser or sub-adviser may have.

                DISCLOSURE OF PROXY VOTING GUIDELINES AND RECORD

PBHG will fully comply with all applicable disclosure obligations under the Rule. These include the following:

   o Disclosure in shareholder reports that a description of the Fund's Proxy Voting Guideline is available upon request without charge and information about how it can be obtained (e.g. PBHG Fund website, SEC web site, and toll free phone number).

   o Disclosure in the Fund Statement of Additional Information (SAI) the actual policies used to vote proxies.

   o Disclosure in shareholder reports and in the SAI that information regarding how PBHG voted proxies during the most recent twelve month period ended June 30 is available without charge and how such information can be obtained.

PBHG will file all required reports regarding the Fund's actual proxy voting record on Form N-PX on an annual basis as required by the Rule. This voting record will also be made available to shareholders.

PBHG will respond to all requests for guideline descriptions or proxy records within three business days of such request.

                       MAINTENANCE OF PROXY VOTING RECORDS

PBHG's administrator, adviser, and sub-advisers will be responsible for maintaining all appropriate records related to the voting of proxies held in a PBHG Fund as required by the Rule. These records include proxy ballots, share reconciliation reports, recommendation documentation, and other pertinent supporting documentation relating to a particular proxy. Applicable records shall be maintained for a period of six years.

                        REVIEW OF PROXY VOTING GUIDELINE

This guideline as well as the proxy voting guidelines of all advisers and sub-advisers to PBHG will be reviewed at least annually. This review will include, but will not necessarily be limited to, any proxy voting issues that may have arisen or any material conflicts of interest that were identified and the steps that were taken to resolve those conflicts.


DATED: JUNE 2003

                        PILGRIM BAXTER & ASSOCIATES, LTD.

                               PROXY VOTING POLICY


INTRODUCTION


Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter") recognizes that proxies have an economic value. In voting proxies, we seek to maximize the economic value of our clients' assets by casting votes in a manner that we believe to be in the best interest of the affected client(s). Proxies are considered client assets and are managed with the same care, skill and diligence as all other client assets. When voting proxies, we adhere to this Policy and any written guidelines or instructions from our clients. In the event a client's written guidelines or instruction conflict with what is contained in this Policy, the client's written guidelines or instructions will prevail.


PROXY OVERSIGHT COMMITTEE

Pilgrim Baxter has established a Proxy Oversight Committee (the "Committee"), consisting of the Chief Investment Officer, Chief Financial Officer, Chief Administrative Officer, Senior Vice President - Distribution, General Counsel, and Chief Compliance Officer. The Committee is primarily responsible for:


   o Approving Pilgrim Baxter's Proxy Voting Policy (the "Policy") and related Procedures;
   o     Reviewing reports of proxy votes cast;
   o Reviewing proxies that are voted in a manner that is inconsistent with the recommendations of a designated, independent third party proxy research provider;
   o Seeking to identify and properly address material conflicts of interest that may arise in the context of voting proxies;
   o     Reviewing the proxy voting policies of sub-advisers;
   o Acting as a resource for investment personnel on proxy matters when needed.

The Committee has authorized the appointment of an independent third party to provide research on proxy matters and voting recommendations generally consistent with this Policy. The Committee has also authorized the appointment of a Proxy Voting Clerk to coordinate, execute and maintain appropriate records related to the proxy voting process and to maintain records of differences, if any, between this Policy and the actual votes cast.

Pilgrim Baxter's Proxy Voting Policies as they relate to certain common proxy proposals are described below along with our usual voting practices:


Election of the Board of Directors

   o We generally vote FOR proposals: (1) asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors; (2) that repeal classified boards and seek to elect all directors annually; (3) to restore shareholder ability to remove directors with or without cause; (4) that permit shareholders to elect directors to fill board vacancies; (5) that seek to fix the size of the board; and (6) asking that a majority or more of directors be independent.

   o We generally vote AGAINST proposals: (1) requiring directors to own a minimum amount of company stock; (2) limiting the tenure of outside directors; (3) that impose a mandatory retirement age for outside directors; (4) to classify the board; (5) that provide that directors may be removed only for cause; (6) that provide that only continuing directors may elect replacements to fill board vacancies; (7) that give management the ability to alter the size of the board without shareholder approval; and (8) requiring two candidates per board seat.

   o We will evaluate on a case-by-case basis: (1) director nominees; (2) proposals requiring that the positions of chairman and CEO be held separately; (3) proposals on director and officer indemnification and liability protections, using Delaware law as the standard; (4) votes in contested elections of directors; and (5) proposals that establish or amend director qualifications.


Approval of Independent Auditors


   o We generally vote FOR proposals: (1) to ratify the selection of auditors and (2) asking for reasonable audit firm rotation.

   o We generally vote AGAINST a proposal to ratify the selection of an auditor if the auditor is deemed not to be independent, fees for non-audit services are excessive or there is reason to believe that an independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

   o We will evaluate on a case-by-case basis proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

Shareholder Rights


   o We generally vote FOR proposals: (1) that remove restrictions on the right of shareholders to act independently of management; (2) to allow or make easier shareholder action by written consent; (3) to lower supermajority shareholder vote requirements; and (4) giving the board the ability to amend the bylaws in addition to shareholders.

   o We generally vote AGAINST proposals: (1) to restrict or prohibit shareholder ability to call special meetings; (2) to restrict or prohibit shareholder ability to take action by written consent; (3) to require a supermajority shareholder vote; and (4) giving the board exclusive authority to amend bylaws.

   o We will evaluate on a case-by-case basis proposals that adopt a fair price provision.

Anti-Takeover Defenses and Voting Related Issues

   o We generally vote for proposals: (1) to adopt confidential voting; (2) by management to change the date/time/location of the annual meeting;
         (3) that ask a company to submit its poison pill for shareholder ratification; (4) to opt out of control share acquisition statutes; (5) to restore voting rights to the control shares; and (6) to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

   o We generally vote AGAINST proposals: (1) to provide management with the authority to adjourn an annual or special meeting; (2) by shareholders to change the date/time/location of the annual meeting; (3) that eliminate cumulative voting; (4) to amend the charter to include control share acquisition provisions; and (5) that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan ("poison pill").

   o We will evaluate on a case-by-case basis: (1) bundled or conditioned proxy proposals; (2) votes to reimburse proxy solicitation expenses;
         (3) votes on advance notice proposals; (4) votes to restore or permit cumulative voting; (5) votes to redeem or ratify a company's poison pill; and (6) proposals to opt in or out of state takeover statutes.

Corporate Governance

   o We generally vote for proposals: (1) to amend bylaws or charters for housekeeping changes; and (2) for reincorporation.

   o We will evaluate on a case-by-case basis proposals to change a company's state of incorporation.

Capital Structure


   o We generally vote FOR proposals to: (1) increase common share authorization for a stock split; (2) implement a reverse stock split;
         (3) authorize preferred stock where the company specifies the rights of such stock and they appear reasonable; (4) reduce the par value of common stock; (5) institute open-market share repurchase plans in which all shareholders may participate in equal terms; (6) approve increases in common stock beyond the allowable increase when a company's shares are in danger of being delisted or there is a going concern issue; and
         (7) create a new class of non-voting or sub-voting common stock.

   o We generally vote against proposals: (1) at companies with dual-class capital structures to increase the number of authorized shares that have superior voting rights; (2) to authorize the creation of new classes of blank check preferred stock; (3) to increase the number of blank check preferred stock; and (4) to create a new class of common stock with superior voting rights.

   o We will evaluate on a case-by-case basis proposals: (1) to increase the number of shares of common stock authorized for issue; (2) to implement a reverse stock split that does not proportionately reduce the number of shares authorized for issue; (3) that seek preemptive rights; (4) of a debt restructuring plan; (5) on the creation of tracking stock; (6) regarding conversion of securities; (7) regarding the formation of a holding company; (8) on "going private" transactions; (9) regarding private placements; and (10) on recapitalizations.


Executive and Director Compensation


   o We generally vote FOR proposals: (1) that seek additional disclosure of executive and director pay information; (2) to have golden and tin parachutes submitted for shareholder ratification; (3) that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except where excessive; (4) to implement a 401(k) savings plan for employees; (5) for plans which provide a dollar-for-dollar cash for stock exchange; (6) to eliminate retirement plans for non-employee directors; (7) regarding OBRA-Related Compensation; (8) to put option repricings to a shareholder vote; and
         (9) asking the company to expense stock options.

   o We generally vote AGAINST proposals: (1) seeking to set absolute levels of compensation; and (2) requiring director fees to be paid in stock only.

   o We will evaluate on a case-by-case basis proposals: (1) with respect to compensation plans; (2) seeking approval to reprice options; (3) on employee stock purchase plans; (4) that ratify or cancel golden or tin parachutes; (5) which provide an option of taking all or a portion of cash compensation in the form of stock; (6) for plans which do not provide a dollar-for-dollar cash for stock exchange; (7) advocating the use of performance-based stock options; and (8) all other shareholder proposals regarding executive and director pay.

Mergers and Corporate Restructurings

   o We generally vote FOR proposals to: (1) restore or provide shareholders with rights of appraisal and (2) change the corporate name.


   o We generally vote AGAINST proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

   o We will evaluate on a case-by-case basis proposals: (1) on mergers and acquisitions; (2) on spin-offs; (3) on asset sales; (4) on asset purchases; (5) on liquidations; (6) on joint ventures; and (7) seeking to maximize shareholder value.

Social and Environmental Issues


   o We generally vote FOR proposals: (1) that seek additional information, particularly when it appears companies have not adequately addressed shareholders' environmental concerns; (2) outlining vendor standards compliance; (3) on a company's involvement in spaced-based weaponization; (4) on the company's efforts to diversify the board; (5) outlining the company's affirmative action initiatives; and (6) outlining the company's progress towards the Glass Ceiling Commission's business recommendations.

   o We generally vote AGAINST proposals: (1) to completely phase out genetically modified ingredients (GMOs) from the company's products;
         (2) seeking a report on the health and environmental effects of GMOs;
         (3) requesting reports on a company's policies aimed at curtailing gun violence; (4) seeking stronger tobacco product warnings; (5) prohibiting investment in tobacco equities; (6) asking the company to affirm political nonpartisanship in the workplace; (7) to report or publish in newspapers the company's political contributions; (8) disallowing or restricting the company from making political contributions; (9) requesting a list of company associates that have prior government service and whether such service had a bearing on the company; (10) implementing the China Principles; (11) requesting reports on foreign military sales or offsets; (12) requesting a company to cease production of nuclear weapons; (13) seeking reports on the diversity efforts of suppliers and service providers; and (14) to extend company benefits to or eliminate benefits from domestic partners, as benefit decisions should be left to the discretion of the company.

   o We will evaluate on a case-by-case basis proposals: (1) to phase out the use of animals in product testing; (2) asking the company to implement price restraints on pharmaceutical products; (3) to label GMOs voluntarily; (4) requesting reports outlining the steps necessary to eliminate GMOs; (5) requesting reports on the company's procedures for preventing predatory lending; (6) regarding tobacco; (7) requesting reports outlining potential environmental damage from drilling in the Artic National Wildlife Refuge; (8) to adopt the CERES Principles; (9) to adopt a comprehensive recycling strategy; (10) to invest in renewable energy sources; (11) to review ways to link executive compensation to social factors; (12) on requests for reports detailing the company's operations in a particular country and steps to protect human rights; (13) implementing certain human rights standards; (14) to endorse or increase activity on the MacBride Principles; (15) asking a company to renounce future involvement in antipersonnel landmine and cluster bomb production; (16) requesting the company to increase the diversity of the board; and (17) to amend the company's EEO policy to include sexual orientation.

Other Situations

No Proxy Voting Policy can anticipate all potential proxy voting issues that may arise. Consequently, other issues that appear on proxies are reviewed on a case-by-case basis and our vote is cast in a manner that we believe is in the best interest of the affected client(s).

CONFLICT OF INTEREST IDENTIFICATION AND RESOLUTION


Pilgrim Baxter seeks to minimize the potential for conflict by utilizing the services of an independent, third party to provide voting recommendations that are consistent with this Policy as well as relevant requirements of the Employee Retirement Income Security Act of 1974 (ERISA) and the U.S. Department of Labor's interpretations thereof. While it is expected that most proxies will be voted consistent with the research providers recommendation, there may be instances where the investment analyst believes that under the circumstances, an issue should be voted in a manner which differs from the recommended vote. These instances are considered an "Override" and all such overrides must be approved by the Chief Investment Officer (the "CIO") and subsequently reported to the Committee. In approving any such Override, the CIO will use his best judgment to ensure that the spirit of this Policy is being followed and the vote is cast in the best interest of the affected client(s).


In an effort to ensure that material conflicts of interest or potential conflicts of interest have been identified in Override situations, Pilgrim Baxter has developed a Proxy Vote Watch List (the "Watch List"). The Watch List, which is maintained by the Chief Compliance Officer (the "CCO"), summarizes public companies with whom Pilgrim Baxter may have a material conflict of interest with a client in voting a proxy. These may include the following situations:

   o Companies with whom Pilgrim Baxter1 has a material business relationship;
   o Companies where a Pilgrim Baxter employee, or spouse of a Pilgrim Baxter employee, is a senior officer or director or has a material business relationship;
   o Other situations that may arise from time-to-time and will be evaluated based on specific facts and circumstances and added to the List if deemed appropriate.


All Overrides approved by the CIO that related to companies on the Watch List are reviewed by the CCO who may approve the Override in consultation, if needed, with the CIO or the General Counsel. If deemed necessary, the CCO may refer the matter to the Committee for their evaluation and input as to how the conflict of interest should be resolved. If a member of the Committee themselves are the source of the conflict, they will not participate in the decision on how to resolve the conflict or determine how to vote the proxy.

In resolving a conflict, the Committee may decide to take one of the following courses of action: (1) determine that the conflict or potential conflict is not material, (2) request that disclosure be made to clients for whom proxies will be voted to disclose the conflict of interest and the recommended proxy vote and to obtain consent from such clients, (3) engage an independent third party to determine how the proxies should be voted, or (4) take another course of action that, in the opinion of the Committee, adequately addresses the potential for conflict.


--------
1 In this context, we are referring to all matters that may give rise to a potential material conflict for Pilgrim Baxter, including those related to the business activities of its advised and sponsored mutual fund family.

DISCLOSURE TO CLIENTS

Pilgrim Baxter's Form ADV will include a description of this Policy and, upon request, Pilgrim Baxter will provide clients a copy of the complete Policy. Pilgrim Baxter will also provide to clients, upon request, information on how their securities were voted.

DATED: 6/2003

                             PROXY VOTING PROCEDURES

RECONCILIATION PROCESS

Upon Pilgrim Baxter's receipt of proxy materials, the Proxy Voting Clerk reconciles the number of shares to be voted as of the record date set forth in the proxy materials against the number of shares as of the record date set forth in Pilgrim Baxter's records. Because Pilgrim Baxter is committed to resolving all share number discrepancies, the Proxy Voting Clerk uses every reasonable effort to reconcile any share number discrepancy with the appropriate custodian bank. If Pilgrim Baxter no longer holds shares in the company on whose behalf proxy votes are being solicited, the Proxy Voting Clerk does not vote those proxies.

VOTING IDENTIFIED PROXIES

A proxy is identified when it is reported through a third party vendor's automated system or when a custodian bank notifies Pilgrim Baxter of its existence. As a general rule, the Proxy Voting Clerk votes all U.S. and non-U.S. proxies to which Pilgrim Baxter is entitled to vote that are identified within the solicitation period. Consistent with Department of Labor Interpretative Bulleting 94-2 relating to ERISA proxy voting, Pilgrim Baxter may apply a cost-benefit analysis to determine whether to vote a non-U.S. proxy. For example, if Pilgrim Baxter is required to re-register shares of a company in order to vote a proxy and that re-registration process imposes trading and transfer restrictions on the shares, commonly referred to as "blocking," the Proxy Voting Clerk generally abstains from voting that proxy. Although not necessarily an exhaustive list, other instances in which Pilgrim Baxter may be unable or may determine not to vote a proxy are as follows: (1) situations where the underlying securities have been lent out pursuant to a client's securities lending program; (2) instances when proxy materials are not delivered in a manner that provides sufficient time to analyze the proxy and make an informed decision by the voting deadline.

PROXY VOTING PROCEDURE

The Proxy Voting Clerk generally votes proxies, as follows:

   (a) The Proxy Voting Clerk prints the Proxy Analysis Report. This report is a compilation of "FOR", "AGAINST", "ABSTAIN", and "WITHHOLD" recommendations received from the third party proxy research provider with respect to the issues on a particular proxy;


   (b) The Proxy Voting Clerk sends the Proxy Analysis Report to the research analyst who covers the company for his/her review;

   (c) In reviewing the recommendations to determine how to vote the proxy in the best interest of clients, the research analyst may consider information from various sources, such as a portfolio manager, another research analyst, management of the company conducting the proxy, shareholder groups, and other relevant sources;

   (d) If the analyst is voting all items on the ballot in a manner that is consistent with the proxy research provider's recommendations, he/she checks the appropriate box on the Proxy Voting Materials cover sheet, signs where indicated and returns it to the Proxy Voting Clerk. In instances where the analyst disagrees with the research provider's recommended vote and decides to vote an item differently, the analyst's recommended vote will be considered an "Override". All Overrides must be discussed with, and approved by, the CIO. Both the CIO and the analyst must sign the Proxy Voting Materials cover sheet and return it to the Proxy Voting Clerk with a brief explanation that documents the rationale for their decision;

   (e) The Proxy Voting Clerk compiles all overridden recommendations in a Proxy Vote Override Report. The Overrides are then compared to the Proxy Vote Watch List to identify potential conflict situations.

   (f) If a proxy being overridden is a company on the Proxy Vote Watch List, the Proxy Voting Clerk will promptly forward the proxy to the Chief Compliance Officer (CCO). The CCO reviews the Overrides and may confirm the Overrides in consultation with the CIO or the General Counsel. In instances where a potential conflict of interest has been identified that may be material, the CCO may refer the matter to the full Committee for their evaluation and input as to how the conflict of interest should be resolved.

   (g) Upon resolution by the Committee or otherwise, the CCO will return the Proxy Override Report to the Proxy Voting Clerk indicating how the matter should be voted.

         The Proxy Voting Clerk votes the proxies as instructed in the Proxy Analysis Report and the Proxy Vote Override Report; and

   (i) The Proxy Voting Clerk prepares a Proxy Voting Record Report for the Committee on a periodic basis. The Proxy Voting Record Report includes all proxies that were voted during a period of time. The Proxy Voting Clerk also prepares a Proxy Override Summary Report that documents all vote recommendations received from the proxy research provider that were overridden during the period. These reports are periodically reviewed by the Committee.

MAINTENANCE OF PROXY VOTING RECORDS


The following records are maintained for a period of six years, with records being maintained for the first two years on site:

   o     These policy and procedures, and any amendments thereto;
   o     Each proxy statement (maintained on a third party automated system);
   o Record of each vote cast (maintained on a third party automated system);
   o Documentation, if any, created by Pilgrim Baxter that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for a decision;
   o     Various reports prepared according to the above procedures; and
   o Each written client request for information and a copy of any written response by Pilgrim Baxter to a client's written or oral request for information.


DATED: 6/2003

                               ANALYTIC INVESTORS

                        PROXY VOTING POLICY AND PROCEDURE


         Analytic Investors assumes a fiduciary responsibility to vote proxies in the best interest of its clients. In addition, with respect to benefit plans under the Employee Retirement Income Securities Act (ERISA), Analytic Investors acknowledges its responsibility as a fiduciary to vote proxies prudently and solely in the best interest of plan participants and beneficiaries. So that it may fulfill these fiduciary responsibilities to clients, Analytic Investors has adopted and implemented these written policies and procedures reasonably designed to ensure that it votes proxies in the best interest of clients.


Proxy Oversight Committee
         Analytic Investors acknowledges that it has a duty of care to its clients that requires it to monitor corporate events and vote client proxies. Analytic Investors has established a Proxy Oversight Committee (the "Committee"), to oversee the proxy voting process. The Committee consists of the Chief Investment Officer, the Compliance Officer, and the Proxy Coordinator. The Committee seeks to develop, recommend, and monitor policies governing proxy voting. The adopted guidelines for proxy voting have been developed to be consistent, wherever possible, with enhancing long-term shareholder value and leading corporate governance practices. Analytic Investors has a policy not to be unduly influenced by representatives of management or any public interest or other outside groups when voting proxies. To this end, Analytic Investors has contracted with an independent proxy voting service (the "Proxy Service").


Proxy Voting Service
         The role of the Proxy Service includes researching proxy matters, executing the voting process, maintaining a record of all proxies voted on behalf of Analytic Investors, advising Analytic Investors of any material conflicts of interest (see below), and providing Analytic Investors with documentation of the voting record. Analytic Investors has opted to delegate all proxy voting to the Proxy Service except for those instances when a conflict of interest (see below) prevents the Proxy Service from voting according to its guidelines. A copy of the voting policy guidelines of the Proxy Service is attached.

Conflicts of Interest
          Occasions may arise during the voting process in which the best interest of clients might conflict with the Proxy Service's interests. A conflict of interest would generally include (i) business relationships where the Proxy Service has a substantial business relationship with, or is actively soliciting business from, a company soliciting proxies, or (ii) personal or family relationships whereby an employee of the Proxy Service has a family member or other personal relationship that is affiliated with a company soliciting proxies, such as a spouse who serves as a director of a public company, or (iii) if a substantial business relationship exists with a proponent or opponent of a particular initiative.
         At times of such conflict of interest, the Proxy Service will recuse itself from voting a proxy and notify the Analytic Investors Proxy Coordinator. Upon notification the Proxy Service's recusal from voting, Analytic Investors' Proxy Coordinator will prepare a report to the Proxy Committee that identifies
(i) the details of the conflict of interest, (ii) whether or not the conflict is material; and (iii) procedures to ensure that Analytic Investors makes proxy voting decisions based on the best interest of clients, and (iv) a copy of the voting guidelines of the Proxy Service. At least two members of Analytic Investors' Proxy Committee will then vote the proxy, adhering to the original voting policy guidelines provided by the Proxy Service. Analytic Investors' Proxy Committee will not override the voting guidelines of the Proxy Service. A record of the voting by the Proxy Committee will be retained by the Proxy Coordinator.


Voting Guidelines
         Analytic Investors has reviewed the Proxy Service's voting recommendations and have determined that the policy provides guidance in the best interest of our clients. A copy of these guidelines is attached.


Proxy Voting Record
         The Proxy Coordinator will maintain a record containing the following information regarding the voting of proxies: (i) the name of the issuer, (ii) the CUSIP number, (iii) the shareholder meeting date, (iv) number of shares voted, (v) a brief description of the matter brought to vote; (vi) whether the proposal was submitted by management or a shareholder, (vii) how the Service voted the proxy (for, against, abstained), and (viii) whether the proxy was voted for or against management.

Obtaining a Voting Proxy Report
         Clients may request a copy of the guidelines governing proxy voting and/or a report on how their individual securities were voted by calling Analytic Investors' Proxy Coordinator at 1-800-618-1872. The report will be provided free of charge.


Recordkeeping
         Pursuant to Rule 204-2 of the Investment Advisers Act of 1940, Analytic Investors will maintain the following records for five years in an easily accessible place, the first two years in its office:

     o Analytic Investors' proxy voting policies and procedures, as well as the voting guidelines of the Proxy Service
     o Proxy statements received regarding client securities (proxy statements filed via EDGAR will not be separately maintained by Analytic Investors)
     o   Records of votes cast on behalf of clients
     o   Records of written client requests for voting information
     o Records of written responses from Analytic Investors to both written and verbal client requests
     o Any other documents prepared that were material to Analytic Investors' decision to vote a proxy or that memorialized the basis for the decision.

ISS PROXY VOTING
GUIDELINES
SUMMARY

The following is a condensed version of all proxy voting recommendations contained in The ISS Proxy Voting Manual.

1. OPERATIONAL ITEMS

ADJOURN MEETING
Generally vote AGAINST proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

AMEND QUORUM REQUIREMENTS
Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

AMEND MINOR BYLAWS
Vote FOR bylaw or charter changes that are of a housekeeping nature (updates or corrections).

CHANGE COMPANY NAME
Vote FOR proposals to change the corporate name.

CHANGE DATE, TIME, OR LOCATION OF ANNUAL MEETING
Vote FOR management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable.
Vote AGAINST shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

RATIFYING AUDITORS
Vote FOR proposals to ratify auditors, unless any of the following apply:
   o An auditor has a financial interest in or association with the company, and is therefore not independent
   o Fees for non-audit services are excessive, or
   o There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.
Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.
Vote FOR shareholder proposals asking for audit firm rotation, unless the rotation period is so short (less than five years) that it would be unduly burdensome to the company.

TRANSACT OTHER BUSINESS
Vote AGAINST proposals to approve other business when it appears as voting item.

2. BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS
Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance relative to a market index, directors' investment in the company, whether the chairman is also serving as CEO, and whether a retired CEO sits on the board. However, there are some actions by directors that should result in votes being withheld. These instances include directors who:

  o Attend less than 75 percent of the board and committee meetings without a valid excuse
  o Implement or renew a dead-hand or modified dead-hand poison pill
  o Ignore a shareholder proposal that is approved by a majority of the shares outstanding
  o Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years
  o Failed to act on takeover offers where the majority of the shareholders tendered their shares
  o Are inside directors or affiliated outsiders and sit on the audit, compensation, or nominating committees
  o Are inside directors or affiliated outsiders and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees
  o Are audit committee members and the non-audit fees paid to the auditor are excessive.

In addition, directors who enacted egregious corporate governance policies or failed to replace management as appropriate would be subject to recommendations to withhold votes.

AGE LIMITS
Vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors.

BOARD SIZE
Vote FOR proposals seeking to fix the board size or designate a range for the board size. Vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

CLASSIFICATION/DECLASSIFICATION OF THE BOARD
Vote AGAINST proposals to classify the board.
Vote FOR proposals to repeal classified boards and to elect all directors annually.

CUMULATIVE VOTING
Vote AGAINST proposals to eliminate cumulative voting.
Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION
Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard. Vote AGAINST proposals to eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care.
Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.
Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if both of the following apply:
   o The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and
   o Only if the director's legal expenses would be covered.

ESTABLISH/AMEND NOMINEE QUALIFICATIONS
Vote CASE-BY-CASE on proposals that establish or amend director qualifications. Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.
Vote AGAINST shareholder proposals requiring two candidates per board seat.

FILLING VACANCIES/REMOVAL OF DIRECTORS
Vote AGAINST proposals that provide that directors may be removed only for cause.
Vote FOR proposals to restore shareholder ability to remove directors with or without cause.
Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.
Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)
Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, the following factors should be taken into account in determining whether the proposal warrants support:

o Designated lead director appointed from the ranks of the independent board members with clearly delineated duties
o Majority of independent directors on board
o All-independent key committees
o Committee chairpersons nominated by the independent directors
o CEO performance reviewed annually by a committee of outside directors
o Established governance guidelines
o Company performance.

MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES
Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.
Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

STOCK OWNERSHIP REQUIREMENTS
Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

TERM LIMITS
Vote AGAINST shareholder proposals to limit the tenure of outside directors.

3. PROXY CONTESTS

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS
Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the following factors:
o Long-term financial performance of the target company relative to its industry; management's track record
o Background to the proxy contest
o Qualifications of director nominees (both slates)
o Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

REIMBURSING PROXY SOLICITATION EXPENSES
Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

CONFIDENTIAL VOTING
Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived. Vote FOR management proposals to adopt confidential voting.

4. ANTITAKEOVER DEFENSES AND VOTING RELATED ISSUES

ADVANCE NOTICE REQUIREMENTS FOR SHAREHOLDER PROPOSALS/NOMINATIONS
Votes on advance notice proposals are determined on a CASE-BY-CASE basis, giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

AMEND BYLAWS WITHOUT SHAREHOLDER CONSENT
Vote AGAINST proposals giving the board exclusive authority to amend the bylaws. Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.

POISON PILLS
Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.
Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill.
Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT
Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.
Vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS
Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.
Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SUPERMAJORITY VOTE REQUIREMENTS
Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.

5. MERGERS AND CORPORATE RESTRUCTURINGS

APPRAISAL RIGHTS
Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

ASSET PURCHASES
Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:
  o Purchase price o Fairness opinion
  o Financial and strategic benefits
  o How the deal was negotiated
  o Conflicts of interest
  o Other alternatives for the business
  o Noncompletion risk.

ASSET SALES
Votes on asset sales should be determined on a CASE-BY-CASE basis, considering the following factors:
  o Impact on the balance sheet/working capital
  o Potential elimination of diseconomies
  o Anticipated financial and operating benefits
  o Anticipated use of funds
  o Value received for the asset
  o Fairness opinion
  o How the deal was negotiated
  o Conflicts of interest.

BUNDLED PROPOSALS
Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, vote against the proposals. If the combined effect is positive, support such proposals.

CONVERSION OF SECURITIES
Votes on proposals regarding conversion of securities are determined on a CASE-BY-CASE basis. When evaluating these proposals the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.

Vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

CORPORATE REORGANIZATION/DEBT RESTRUCTURING/PREPACKAGED
BANKRUPTCY PLANS/REVERSE LEVERAGED BUYOUTS/WRAP PLANS
Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a CASE-BY-CASE basis, taking into consideration the following:
  o Dilution to existing shareholders' position
  o Terms of the offer
  o Financial issues
  o Management's efforts to pursue other alternatives
  o Control issues
  o Conflicts of interest.
Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

FORMATION OF HOLDING COMPANY
Votes on proposals regarding the formation of a holding company should be determined on a CASE-BY-CASE basis, taking into consideration the following:
  o The reasons for the change
  o Any financial or tax benefits
  o Regulatory benefits
  o Increases in capital structure
  o Changes to the articles of incorporation or bylaws of the company.

Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:
  o Increases in common or preferred stock in excess of the allowable maximum as calculated by the ISS Capital Structure model
  o Adverse changes in shareholder rights

GOING PRIVATE TRANSACTIONS (LBOS AND MINORITY SQUEEZEOUTS)
Vote going private transactions on a CASE-BY-CASE basis, taking into account the following: offer price/premium, fairness opinion, how the deal was negotiated, conflicts of interest, other alternatives/offers considered, and noncompletion risk.

JOINT VENTURES
Votes CASE-BY-CASE on proposals to form joint ventures, taking into account the following: percentage of assets/business contributed, percentage ownership, financial and strategic benefits, governance structure, conflicts of interest, other alternatives, and noncompletion risk.

LIQUIDATIONS
Votes on liquidations should be made on a CASE-BY-CASE basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.
Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.

Mergers and Acquisitions/Issuance of Shares to Facilitate Merger or
Acquisition
Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis, determining whether the transaction enhances shareholder value by giving consideration to the following:
  o Prospects of the combined company, anticipated financial and operating benefits
  o Offer price
  o Fairness opinion
  o How the deal was negotiated
  o Changes in corporate governance
  o Change in the capital structure
  o Conflicts of interest.

PRIVATE PLACEMENTS/WARRANTS/CONVERTIBLE DEBENTURES
Votes on proposals regarding private
placements should be determined on a CASE-BY-CASE basis. When evaluating these proposals the investor should review: dilution to existing shareholders' position, terms of the offer, financial issues, management's efforts to pursue other alternatives, control issues, and conflicts of interest. Vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

SPINOFFS
Votes on spinoffs should be considered on a CASE-BY-CASE basis depending on:
  o Tax and regulatory advantages
  o Planned use of the sale proceeds
  o Valuation of spinoff
  o Fairness opinion
  o Benefits to the parent company
  o Conflicts of interest
  o Managerial incentives
  o Corporate governance changes
  o Changes in the capital structure.

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VALUE MAXIMIZATION PROPOSALS
Vote CASE-BY-CASE on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders. These proposals should be evaluated based on the following factors: prolonged poor performance with no turnaround in sight, signs of entrenched board and management, strategic plan in place for improving value, likelihood of receiving reasonable value in a sale or dissolution, and whether company is actively exploring its strategic options, including retaining a financial advisor.

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6. STATE OF INCORPORATION

CONTROL SHARE ACQUISITION
Provisions Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders. Vote AGAINST proposals to amend the charter to include control share acquisition provisions.
Vote FOR proposals to restore voting rights to the control shares.

CONTROL SHARE CASHOUT PROVISIONS
Vote FOR proposals to opt out of control share cashout statutes.

DISGORGEMENT PROVISIONS
Vote FOR proposals to opt out of state disgorgement provisions.

FAIR PRICE PROVISIONS
Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.
Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

FREEZEOUT PROVISIONS
Vote FOR proposals to opt out of state freezeout provisions.

GREENMAIL
Vote FOR proposals to adopt antigreenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments. Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

REINCORPORATION PROPOSALS
Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.
Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

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STAKEHOLDER PROVISIONS
Vote AGAINST proposals that ask the board to consider nonshareholder constituencies or other nonfinancial effects when evaluating a merger or business combination.

STATE ANTITAKEOVER STATUTES
Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

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7. CAPITAL STRUCTURE

ADJUSTMENTS TO PAR VALUE OF COMMON STOCK
Vote FOR management proposals to reduce the par value of common stock.

COMMON STOCK AUTHORIZATION
Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.
Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.
Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.


DUAL-CLASS STOCK
Vote AGAINST proposals to create a new class of common stock with superior voting rights.
Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:
  o It is intended for financing purposes with minimal or no dilution to current shareholders
  o It is not designed to preserve the voting power of an insider or significant shareholder

ISSUE STOCK FOR USE WITH RIGHTS PLAN
Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

PREEMPTIVE RIGHTS
Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.

PREFERRED STOCK
Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).
Vote FOR proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense).

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

Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.
Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.
Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

RECAPITALIZATION
Votes CASE-BY-CASE on recapitalizations (reclassifications of securities), taking into account the following: more simplified capital structure, enhanced liquidity, fairness of conversion terms, impact on voting power and dividends, reasons for the reclassification, conflicts of interest, and other alternatives considered.

REVERSE STOCK SPLITS
Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.
Vote FOR management proposals to implement a reverse stock split to avoid delisting.
Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a CASE-BY-CASE basis using a model developed by ISS.

SHARE REPURCHASE PROGRAMS
Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS
Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined using a model developed by ISS.

TRACKING STOCK
Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis, weighing the strategic value of the transaction against such factors as: adverse governance changes, excessive increases in authorized capital stock, unfair method of distribution, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives such as spinoff.

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8. EXECUTIVE AND DIRECTOR COMPENSATION

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

Our model determines a company-specific allowable pool of shareholder wealth that may be transferred from the company to executives, adjusted for:
  o Long-term corporate performance (on an absolute basis and relative to a standard industry peer group and an appropriate market index),
  o Cash compensation, and
  o Categorization of the company as emerging, growth, or mature.
These adjustments are pegged to market capitalization. ISS will continue to examine other features of proposed pay plans such as administration, payment terms, plan duration, and whether the administering committee is permitted to reprice underwater stock options without shareholder approval.

DIRECTOR COMPENSATION
Votes on compensation plans for directors are determined on a CASE-BY-CASE basis, using a proprietary, quantitative model developed by ISS.

STOCK PLANS IN LIEU OF CASH
Votes for plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a CASE-BY-CASE basis.
Vote FOR plans which provide a dollar-for-dollar cash for stock exchange.
Votes for plans which do not provide a dollar-for-dollar cash for stock exchange should be determined on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS.

DIRECTOR RETIREMENT PLANS
Vote AGAINST retirement plans for nonemployee directors.
Vote FOR shareholder proposals to eliminate retirement plans for nonemployee directors.


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

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS
Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

  o Historic trading patterns
  o Rationale for the repricing
  o Value-for-value exchange
  o Option vesting
  o Term of the option
  o Exercise price
  o Participation.

EMPLOYEE STOCK PURCHASE PLANS
Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.
Vote FOR employee stock purchase plans where all of the following apply:
  o Purchase price is at least 85 percent of fair market value
  o Offering period is 27 months or less, and
  o Potential voting power dilution (VPD) is ten percent or less.
Vote AGAINST employee stock purchase plans where any of the following apply:
  o Purchase price is less than 85 percent of fair market value, or
  o Offering period is greater than 27 months, or
  o VPD is greater than ten percent

INCENTIVE BONUS PLANS AND TAX DEDUCTIBILITY PROPOSALS (OBRA-RELATED COMPENSATION PROPOSALS)
Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m).
Vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.
Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) should be considered on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS.
Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)
Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares.)

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

401(K) EMPLOYEE BENEFIT PLANS
Vote FOR proposals to implement a 401(k) savings plan for employees.

SHAREHOLDER PROPOSALS REGARDING EXECUTIVE AND DIRECTOR PAY
Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.
Vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.
Vote AGAINST shareholder proposals requiring director fees be paid in stock only.
Vote FOR shareholder proposals to put option repricings to a shareholder vote. Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

OPTION EXPENSING
Generally vote FOR shareholder proposals asking the company to expense stock options, unless the company has already publicly committed to expensing options by a specific date.

PERFORMANCE-BASED STOCK OPTIONS
Vote CASE-BY-CASE on shareholder proposals advocating the use of performance-based stock options (indexed, premium-priced, and performance-vested options), taking into account:
  o Whether the proposal mandates that all awards be performance-based
  o Whether the proposal extends beyond executive awards to those of lower-ranking employees
  o Whether the company's stock-based compensation plans meet ISS's SVT criteria and do not violate our repricing guidelines

GOLDEN AND TIN PARACHUTES
Vote FOR shareholder proposals to require golden and tin parachutes (executive severance agreements) to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.
Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden or tin parachutes. An acceptable parachute should include the following:
  o The parachute should be less attractive than an ongoing employment opportunity with the firm
  o The triggering mechanism should be beyond the control of management
  o The amount should not exceed three times base salary plus guaranteed benefits

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9. SOCIAL AND ENVIRONMENTAL ISSUES

CONSUMER ISSUES AND PUBLIC SAFETY

ANIMAL RIGHTS

Vote CASE-BY-CASE on proposals to phase out the use of animals in product testing, taking into account:
  o The nature of the product and the degree that animal testing is necessary or federally mandated (such as medical products),
  o The availability and feasibility of alternatives to animal testing to ensure product safety, and
  o The degree that competitors are using animal-free testing.

Generally vote FOR proposals seeking a report on the company's animal welfare standards unless:
  o The company has already published a set of animal welfare standards and monitors compliance
  o The company's standards are comparable to or better than those of peer firms, and
  o There are no serious controversies surrounding the company's treatment of animals

DRUG PRICING

Vote CASE-BY-CASE on proposals asking the company to implement price restraints on pharmaceutical products, taking into account:
  o Whether the proposal focuses on a specific drug and region
  o Whether the economic benefits of providing subsidized drugs (e.g., public goodwill) outweigh the costs in terms of reduced profits, lower R&D spending, and harm to competitiveness
  o The extent that reduced prices can be offset through the company's marketing budget without affecting R&D spending
  o Whether the company already limits price increases of its products
  o Whether the company already contributes life-saving pharmaceuticals to the needy and Third World countries
  o The extent that peer companies implement price restraints


GENETICALLY MODIFIED FOODS

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


Vote CASE-BY-CASE on proposals to label genetically modified (GMO) ingredients voluntarily in the company's products, or alternatively to provide interim labeling and eventually eliminate GMOs, taking into account:

  o The costs and feasibility of labeling and/or phasing out
  o The nature of the company's business and the proportion of it affected by the proposal
  o The proportion of company sales in markets requiring labeling or GMO-free products
  o The extent that peer companies label or have eliminated GMOs
  o Competitive benefits, such as expected increases in consumer demand for the company's products
  o The risks of misleading consumers without federally mandated, standardized labeling
  o Alternatives to labeling employed by the company.

Vote FOR proposals asking for a report on the feasibility of labeling products containing GMOs.

Vote AGAINST proposals to completely phase out GMOs from the company's products. Such resolutions presuppose that there are proven health risks to GMOs--an issue better left to federal regulators--which outweigh the economic benefits derived from biotechnology.

Vote CASE-BY-CASE on reports outlining the steps necessary to eliminate GMOs from the company's products, taking into account:

  o The relevance of the proposal in terms of the company's business and the proportion of it affected by the resolution
  o The extent that peer companies have eliminated GMOs
  o The extent that the report would clarify whether it is viable for the company to eliminate GMOs from its products
  o Whether the proposal is limited to a feasibility study or additionally seeks an action plan and timeframe actually to phase out GMOs
  o The percentage of revenue derived from international operations, particularly in Europe, where GMOs are more regulated.

Vote AGAINST proposals seeking a report on the health and environmental effects of GMOs and the company's strategy for phasing out GMOs in the event they become illegal in the United States. Studies of this sort are better undertaken by regulators and the scientific community. If made illegal in the United States, genetically modified crops would automatically be recalled and phased out.

HANDGUNS
Generally vote AGAINST requests for reports on a company's policies aimed at curtailing gun violence in the United States unless the report is confined to product safety information. Criminal misuse of firearms is beyond company control and instead falls within the purview of law enforcement agencies.


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

PREDATORY LENDING

Vote CASE-BY CASE on requests for reports on the company's procedures for preventing predatory lending, including the establishment of a board committee for oversight, taking into account:

  o Whether the company has adequately disclosed mechanisms in place to prevent abusive lending practices
  o Whether the company has adequately disclosed the financial risks of its subprime business
  o Whether the company has been subject to violations of lending laws or serious lending controversies
  o Peer companies' policies to prevent abusive lending practices.

TOBACCO

Most tobacco-related proposals should be evaluated on a CASE-BY-CASE basis, taking into account the following factors:

Second-hand smoke:
  o Whether the company complies with all local ordinances and regulations
  o The degree that voluntary restrictions beyond those mandated by law might hurt the company's competitiveness
  o The risk of any health-related liabilities.

Advertising to youth:
  o Whether the company complies with federal, state, and local laws on the marketing of tobacco or if it has been fined for violations
  o Whether the company has gone as far as peers in restricting advertising
  o Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth
  o Whether restrictions on marketing to youth extend to foreign countries

Cease production of tobacco-related products or avoid selling products to tobacco companies:
  o The percentage of the company's business affected
  o The economic loss of eliminating the business versus any potential tobacco-related liabilities.

Spinoff tobacco-related businesses:
  o The percentage of the company's business affected
  o The feasibility of a spinoff
  o Potential future liabilities related to the company's tobacco business.

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

Stronger product warnings:
Vote AGAINST proposals seeking stronger product warnings. Such decisions are better left to public health authorities.

Investment in tobacco stocks:
Vote AGAINST proposals prohibiting investment in tobacco equities. Such decisions are better left to portfolio managers.


ENVIRONMENT AND ENERGY

ARCTIC NATIONAL WILDLIFE REFUGE

Vote CASE-BY-CASE on reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR), taking into account:

  o Whether there are publicly available environmental impact reports;
  o Whether the company has a poor environmental track record, such as violations of federal and state regulations or accidental spills; and
  o The current status of legislation regarding drilling in ANWR.

CERES PRINCIPLES

Vote CASE-BY-CASE on proposals to adopt the CERES Principles, taking into account:

  o The company's current environmental disclosure beyond legal requirements, including environmental health and safety (EHS) audits and reports that may duplicate CERES
  o The company's environmental performance record, including violations of federal and state regulations, level of toxic emissions, and accidental spills
  o Environmentally conscious practices of peer companies, including endorsement of CERES
  o Costs of membership and implementation.

ENVIRONMENTAL REPORTS

Generally vote FOR requests for reports disclosing the company's environmental policies unless it already has well-documented environmental management systems that are available to the public.

GLOBAL WARMING

Generally vote FOR reports on the level of greenhouse gas emissions from the company's operations and products, unless the report is duplicative of the company's current environmental disclosure and reporting or is not integral to the company's line of business. However, additional reporting may be warranted if:

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

  o The company's level of disclosure lags that of its competitors, or
  o The company has a poor environmental track record, such as violations of federal and state regulations.

RECYCLING

Vote CASE-BY-CASE on proposals to adopt a comprehensive recycling strategy, taking into account:

  o The nature of the company's business and the percentage affected
  o The extent that peer companies are recycling
  o The timetable prescribed by the proposal
  o The costs and methods of implementation
  o Whether the company has a poor environmental track record, such as violations of federal and state regulations.

RENEWABLE ENERGY

Vote CASE-BY-CASE on proposals to invest in renewable energy sources, taking into account:

  o The nature of the company's business and the percentage affected
  o The extent that peer companies are switching from fossil fuels to cleaner sources
  o The timetable and specific action prescribed by the proposal
  o The costs of implementation
  o The company's initiatives to address climate change

Generally vote FOR requests for reports on the feasibility of developing renewable energy sources, unless the report is duplicative of the company's current environmental disclosure and reporting or is not integral to the company's line of business.


GENERAL CORPORATE ISSUES

LINK EXECUTIVE COMPENSATION TO SOCIAL PERFORMANCE

Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities. Such resolutions should be evaluated in the context of:

  o The relevance of the issue to be linked to pay

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

  o The degree that social performance is already included in the company's pay structure and disclosed
  o The degree that social performance is used by peer companies in setting pay
  o Violations or complaints filed against the company relating to the particular social performance measure
  o Artificial limits sought by the proposal, such as freezing or capping executive pay
  o Independence of the compensation committee
  o Current company pay levels.

CHARITABLE/POLITICAL CONTRIBUTIONS

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

  o The company is in compliance with laws governing corporate political activities, and
  o The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and not coercive.

Vote AGAINST proposals to report or publish in newspapers the company's political contributions. Federal and state laws restrict the amount of corporate contributions and include reporting requirements.

Vote AGAINST proposals disallowing the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring contributions can put the company at a competitive disadvantage.

Vote AGAINST proposals restricting the company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company.

Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

LABOR STANDARDS AND HUMAN RIGHTS

CHINA PRINCIPLES

Vote AGAINST proposals to implement the China Principles unless:

  o There are serious controversies surrounding the company's China operations, and

  o The company does not have a code of conduct with standards similar to those promulgated by the International Labor Organization (ILO).

COUNTRY-SPECIFIC HUMAN RIGHTS REPORTS

Vote CASE-BY-CASE on requests for reports detailing the company's operations in a particular country and steps to protect human rights, based on:

  o The nature and amount of company business in that country
  o The company's workplace code of conduct
  o Proprietary and confidential information involved
  o Company compliance with U.S. regulations on investing in the country
  o Level of peer company involvement in the country.

INTERNATIONAL CODES OF CONDUCT/VENDOR STANDARDS

Vote CASE-BY-CASE on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring. In evaluating these proposals, the following should be considered:

  o The company's current workplace code of conduct or adherence to other global standards and the degree they meet the standards promulgated by the proponent
  o Agreements with foreign suppliers to meet certain workplace standards
  o Whether company and vendor facilities are monitored and how
  o Company participation in fair labor organizations
  o Type of business
  o Proportion of business conducted overseas
  o Countries of operation with known human rights abuses
  o Whether the company has been recently involved in significant labor and human rights controversies or violations
  o Peer company standards and practices
  o Union presence in company's international factories

Generally vote FOR reports outlining vendor standards compliance unless any of the following apply:

  o The company does not operate in countries with significant human rights violations
  o The company has no recent human rights controversies or violations, or
  o The company already publicly discloses information on its vendor standards compliance.

MACBRIDE PRINCIPLES

Vote CASE-BY-CASE on proposals to endorse or increase activity on the MacBride Principles, taking into account:

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

  o Company compliance with or violations of the Fair Employment Act of 1989
  o Company antidiscrimination policies that already exceed the legal requirements
  o The cost and feasibility of adopting all nine principles
  o The cost of duplicating efforts to follow two sets of standards (Fair Employment and the MacBride Principles)
  o The potential for charges of reverse discrimination
  o The potential that any company sales or contracts in the rest of the United Kingdom could be negatively impacted
  o The level of the company's investment in Northern Ireland
  o The number of company employees in Northern Ireland
  o The degree that industry peers have adopted the MacBride Principles
  o Applicable state and municipal laws that limit contracts with companies that have not adopted the MacBride Principles.

MILITARY BUSINESS

FOREIGN MILITARY SALES/OFFSETS

Vote AGAINST reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.

LANDMINES AND CLUSTER BOMBS

Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in antipersonnel landmine production, taking into account:

  o Whether the company has in the past manufactured landmine components
  o Whether the company's peers have renounced future production

Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in cluster bomb production, taking into account:

  o What weapons classifications the proponent views as cluster bombs
  o Whether the company currently or in the past has manufactured cluster bombs or their components
  o The percentage of revenue derived from cluster bomb manufacture
  o Whether the company's peers have renounced future production

NUCLEAR WEAPONS

Vote AGAINST proposals asking a company to cease production of nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Components and delivery systems serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company's business.

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


SPACED-BASED WEAPONIZATION

Generally vote FOR reports on a company's involvement in spaced-based weaponization unless:

  o The information is already publicly available or
  o The disclosures sought could compromise proprietary information.

WORKPLACE DIVERSITY

BOARD DIVERSITY

Generally vote FOR reports on the company's efforts to diversify the board, unless:

  o The board composition is reasonably inclusive in relation to companies of similar size and business or
  o The board already reports on its nominating procedures and diversity initiatives.

Vote CASE-BY-CASE on proposals asking the company to increase the representation of women and minorities on the board, taking into account:

  o The degree of board diversity
  o Comparison with peer companies
  o Established process for improving board diversity
  o Existence of independent nominating committee
  o Use of outside search firm
  o History of EEO violations.

EQUAL EMPLOYMENT OPPORTUNITY (EEO)

Generally vote FOR reports outlining the company's affirmative action initiatives unless all of the following apply:

  o The company has well-documented equal opportunity programs
  o The company already publicly reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and
  o The company has no recent EEO-related violations or litigation.

Vote AGAINST proposals seeking information on the diversity efforts of suppliers and service providers, which can pose a significant cost and administration burden on the company.

GLASS CEILING

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

Generally vote FOR reports outlining the company's progress towards the Glass Ceiling Commission's business recommendations, unless:

  o The composition of senior management and the board is fairly inclusive
  o The company has well-documented programs addressing diversity initiatives and leadership development
  o The company already issues public reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and
  o The company has had no recent, significant EEO-related violations or litigation

SEXUAL ORIENTATION

Vote CASE-BY-CASE on proposals to amend the company's EEO policy to include sexual orientation, taking into account:

  o Whether the company's EEO policy is already in compliance with federal, state and local laws
  o Whether the company has faced significant controversies or litigation regarding unfair treatment of gay and lesbian employees
  o The industry norm for including sexual orientation in EEO statements
  o Existing policies in place to prevent workplace discrimination based on sexual orientation

Vote AGAINST proposals to extend company benefits to or eliminate benefits from domestic partners. Benefit decisions should be left to the discretion of the company.

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10. MUTUAL FUND PROXIES

ELECTION OF DIRECTORS

Vote to elect directors on a CASE-BY-CASE basis, considering the following factors:

  o Board structure
  o Director independence and qualifications
  o Attendance at board and committee meetings.

Votes should be withheld from directors who:

  o Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.
  o Ignore a shareholder proposal that is approved by a majority of shares outstanding
  o Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years
  o Are interested directors and sit on the audit or nominating committee, or
  o Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.


CONVERT CLOSED-END FUND TO OPEN-END FUND

Vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:

  o Past performance as a closed-end fund
  o Market in which the fund invests
  o Measures taken by the board to address the discount
  o Past shareholder activism, board activity
  o Votes on related proposals.


PROXY CONTESTS

Votes on proxy contests should be determined on a CASE-BY-CASE basis, considering the following factors:

  o Past performance relative to its peers
  o Market in which fund invests
  o Measures taken by the board to address the issues
  o Past shareholder activism, board activity, and votes on related proposals
  o Strategy of the incumbents versus the dissidents
  o Independence of directors
  o Experience and skills of director candidates
  o Governance profile of the company
  o Evidence of management entrenchment

INVESTMENT ADVISORY AGREEMENTS
Votes on investment advisory agreements should be determined on a CASE-BY-CASE basis, considering the following factors:
  o Proposed and current fee schedules
  o Fund category/investment objective
  o Performance benchmarks
  o Share price performance compared to peers
  o Resulting fees relative to peers
  o Assignments (where the advisor undergoes a change of control).

APPROVE NEW CLASSES OR SERIES OF SHARES
Vote FOR the establishment of new classes or series of shares.

PREFERRED STOCK PROPOSALS
Votes on the authorization for or increase in preferred shares should be determined on a CASE-BY-CASE basis, considering the following factors:
  o Stated specific financing purpose
  o Possible dilution for common shares
  o Whether the shares can be used for antitakeover purposes.

1940 ACT POLICIES

Votes on 1940 Act policies should be determined on a CASE-BY-CASE basis, considering the following factors:
  o Potential competitiveness
  o Regulatory developments
  o Current and potential returns
  o Current and potential risk.
Generally vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with the current SEC interpretation.

CHANGE FUNDAMENTAL RESTRICTION TO NONFUNDAMENTAL RESTRICTION

Proposals to change a fundamental restriction to a nonfundamental restriction should be evaluated on a CASE-BY-CASE basis, considering the following factors:

  o The fund's target investments
  o The reasons given by the fund for the change
  o The projected impact of the change on the portfolio.

CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NONFUNDAMENTAL
Vote AGAINST proposals to change a fund's fundamental investment objective to nonfundamental.

NAME CHANGE PROPOSALS
Votes on name change proposals should be determined on a CASE-BY-CASE basis, considering the following factors:

  o Political/economic changes in the target market
  o Consolidation in the target market
  o Current asset composition

CHANGE IN FUND'S SUBCLASSIFICATION
Votes on changes in a fund's subclassification should be determined on a CASE-BY-CASE basis, considering the following factors:

  o Potential competitiveness
  o Current and potential returns
  o Risk of concentration
  o Consolidation in target industry

DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION
Vote these proposals on a CASE-BY-CASE basis, considering the following factors:
  o Strategies employed to salvage the company
  o The fund's past performance
  o Terms of the liquidation.

CHANGES TO THE CHARTER DOCUMENT
Votes on changes to the charter document should be determined on a CASE-BY-CASE basis, considering the following factors:
  o The degree of change implied by the proposal
  o The efficiencies that could result
  o The state of incorporation
  o Regulatory standards and implications.

Vote AGAINST any of the following changes:

  o Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series
  o Removal of shareholder approval requirement for amendments to the new declaration of trust
  o Removal of shareholder approval requirement to amend the fund's management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act
  o Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund's shares
  o Removal of shareholder approval requirement to engage in and terminate subadvisory arrangements
  o Removal of shareholder approval requirement to change the domicile of the fund

CHANGE THE FUND'S DOMICILE

Vote reincorporations on a CASE-BY-CASE basis, considering the following factors:
  o Regulations of both states
  o Required fundamental policies of both states
  o Increased flexibility available.

AUTHORIZE THE BOARD TO HIRE AND TERMINATE SUBADVISORS WITHOUT SHAREHOLDER
APPROVAL

Vote AGAINST proposals authorizing the board to hire/terminate subadvisors without shareholder approval.

DISTRIBUTION AGREEMENTS
Vote these proposals on a CASE-BY-CASE basis, considering the following factors:
  o Fees charged to comparably sized funds with similar objectives
  o The proposed distributor's reputation and past performance
  o The competitiveness of the fund in the industry
  o Terms of the agreement.

MASTER-FEEDER STRUCTURE
Vote FOR the establishment of a master-feeder structure.

MERGERS
Vote merger proposals on a CASE-BY-CASE basis, considering the following factors:
  o Resulting fee structure
  o Performance of both funds
  o Continuity of management personnel
  o Changes in corporate governance and their impact on shareholder rights.

SHAREHOLDER PROPOSALS TO ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT
Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

SHAREHOLDER PROPOSALS TO REIMBURSE PROXY SOLICITATION EXPENSES
Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

SHAREHOLDER PROPOSALS TO TERMINATE INVESTMENT ADVISOR
Vote to terminate the investment advisor on a CASE-BY-CASE basis, considering the following factors:
  o Performance of the fund's NAV
  o The fund's history of shareholder relations
  o The performance of other funds under the advisor's management.

                  [LETTER OF THOMPSON, SIEGEL & WALMSLEY, INC.]

                            PROXY VOTING POLICY

Thompson, Siegel & Walmsley, Inc. (TS&W) acknowledges it has a duty of care to its clients that requires it to monitor corporate events and vote client proxies. TS&W has adopted and implemented written policies and procedures reasonably designed to ensure that it votes proxies in the best interest of our clients. TS&W recognizes that it (i) has a fiduciary responsibility under the Employee Retirement Income Securities Act (ERISA) to vote proxies prudently and solely in the best interest of plan participants and beneficiaries (ii) will vote stock proxies in the best interest of the client (non-ERISA) when directed (together, our "clients"). TS&W has developed its policy to be consistent with, wherever possible, enhancing long-term shareholder value and leading corporate governance practices. Our general policy regarding the voting of proxies is as follows:

Proxy Voting Guidelines:

o Routine and/or non-controversial, general corporate governance issues are normally voted with management; these would include such items as: Election of Directors and Approval of Independent Auditors.

o Occasionally, TS&W may vote against management's proposal on a particular issue; such issues would generally be those deemed likely to reduce shareholder control over management, entrench management at the expense of shareholders, or in some way diminish shareholders' present or future value. From time to time TS&W will receive and act upon the client's specific instructions regarding proxy proposals. TS&W reserves the right to vote against any proposals motivated by political, ethical or social concerns. TS&W will examine each issue solely from an economic perspective.

o Occasions may arise during the voting process in which the best interest of the clients conflicts with TS&W's interests. Conflicts of interest generally include (i) business relationships where TS&W has a substantial business relationship with, or is actively soliciting business from, a company soliciting proxies (ii) personal or family relationships whereby an employee of TS&W has a family member or other personal relationship that is affiliated with a company soliciting proxies, such as a spouse who serves as a director of a public company. A conflict could also exist if a substantial business relationship exists with a proponent or opponent of a particular initiative. If TS&W determines that a material conflict of interest exists, TS&W will disclose the conflict to its client(s) and vote the proxy as directed by the client(s).

Proxy Voting Process:

For most stocks we use Proxy Edge, an electronic proxy voting system. Through Proxy Edge we receive electronic ballots for a majority of the accounts we vote. With this system we are able to keep records of which accounts are voted, how accounts are voted, and how many shares are voted. For proxies not received through Proxy Edge, the same procedures and processes are followed. Records are kept electronically and ballots are voted manually and sent by means of the U.S. postal service.

Upon timely receipt of proxy materials from the client's Custodian or through Proxy Edge:

o The Proxy Coordinator will receive the initial proxy information and will monitor the voting process throughout. o A Research Associate will review all proposals, vote routine issues and will consult with TS&W's Investment Policy Committee or products managers on non-routine issues.

o The Research Associate will notify the Proxy Coordinator how the proxy is to be voted. The Proxy Coordinator is also responsible for ensuring that the proxies are transmitted for voting in a timely fashion and maintaining a record of the vote, which will be made available to clients upon request.


o All proxies will be voted solely in the interest of clients.

o TSW reserves the right not to vote proxies if the cost of voting exceeds the expected benefit to the client. o All tender offers are reviewed and treated in a similar manner. Proxy Voting Records & Reports o The proxy information kept by the Proxy Coordinator will include the following: (i) name of the issuer, (ii) the exchange ticker symbol, (iii) the CUSIP number, (iv) the shareholder meeting date, (v) a brief description of the matter brought to vote; (vi) whether the proposal was submitted by management or a shareholder, (vii) how TS&W voted the proxy (for, against, abstained) and (viii) whether the proxy was voted for or against management.

o Clients will be notified annually of their ability to request a copy of our proxy policies and procedures. A copy of how TS&W voted on securities held is available free of charge upon request from our clients or by calling toll free
(800) 697-1056.

 HEITMAN REAL ESTATE SECURITIES LLC PROXY VOTING
POLICIES AND PROCEDURES

Heitman Real Estate Securities LLC ("Heitman") provides investment advisory services to its clients with respect to publicly traded real estate securities. The following policies and procedures have been implemented to insure that with respect to all clie nts where Heitman has authority to vote proxies, such proxies will always be voted, or not voted, in all cases in the best interest of such clients.

Heitman utilizes the services of an independent unaffiliated proxy firm, Institutional Shareholder Services ("ISS"). ISS is responsible for: notifying Heitman in advance of the shareholder meeting at which the proxies will be voted; providing the appropriate proxies to be voted; providing independent research on corporate governance, proxy and corporate responsibility issues; recommending actions with respect to proxies which are always deemed by ISS to be in the best interests of the shareholders; and maintaining records of proxy statement received and votes cast.

Heitman will consider each corporate proxy statement on a case-by-case basis, and may vote a proxy in a manner different from that recommended by ISS when deemed appropriate by Heitman. There may also be occasions when Heitman determines, contrary to the ISS voting recommendation for a particular proxy, that not voting such proxy may be more in the best interest of clients, such as
(i) when the cost of voting such proxy exceeds the expected benefit to the client or (ii) if Heitman is required to reregister shares of a company in order to vote a proxy and that re-registration process imposes trading and transfer restrictions on the shares, commonly referred to as "blocking."

Heitman's general guidelines as they relate to voting certain common proxy proposals are described below:

Adoption of confidential voting                                           For
Adoption of Anti-greenmail charter of bylaw amendments                   For
Amend bylaws or charters for housekeeping changes                        For
Elect Directors annually                                                 For
Fix the size of the Board                                                For
Give Board ability to amend bylaws in addition to Shareholders           For
Lower supermajority Shareholder vote requirements                        For
Ratify Auditors                                                          For
Require Majority of Independent Directors                                For
Require Shareholder approval of Golden or Tin Parachutes                 For
Restore or Provide Shareholders with rights of appraisal                 For
Restore Shareholder ability to remove directors with our without cause   For
Seek reasonable Audit rotation                                           For
Shareholders' Right to Act independently of management                   For
Shareholders' Right to Call Specia l Meeting                             For
Shareholders' Right to Act by Written Consent                            For
Stock Repurchase Plans                                                   For
Stock Splits                                                             For
Submit Poison Pill for Shareholder ratification                          For
Blank Check Preferred Stock                                              Against
Classified Boards                                                        Against
Dual Classes of Stock                                                    Against
Give Board exclusive authority to amend bylaws                           Against
Limited Terms for Outside Directors                                      Against
Payment of Greenmail                                                     Against

June, 2003                                                                  -1-

 HEITMAN REAL ESTATE SECURITIES LLC PROXY VOTING
POLICIES AND PROCEDURES


Provide Management with authority to adjourn an annual or special meeting   Against
Require Director Stock Ownership                                            Against
Restrict or Prohibit Shareholder ability to call special meetings           Against
Supermajority Vote Requirement                                              Against
Supermajority Provisions                                                    Against
Adopt/Amend Stock Option Plan                                               Case-by-Case
Adopt/Amend Employee Stock Purchase Plan                                    Case-by-Case
Approve Merger/Acquisition                                                  Case-by-Case
Authorize Issuance of Additional Common Stock                               Case-by-Case
Consider Non-financial Effects of Merger                                    Case-by-Case
Director Indemnification                                                    Case-by-Case
Election of Directors                                                       Case-by-Case
Fair Price Requirements                                                     Case-by-Case
Issuance of authorized Common Stock                                         Case by Case
Limitation of Executive/Director Compensation                               Case-by-Case
Reincorporation                                                             Case-by-Case
Require Shareholder Approval to Issue Preferred Stock                       Case-by-Case
Spin-Offs                                                                   Case-by-Case
Shareholder proposal to redeem Poison Pill                                  Case-by-Case
Social and Environmental Issues                                             Case-by-Case

The foregoing are only general guidelines and not rigid policy positions.

Heitman has established a Proxy Policies and Procedures Oversight Committee (the "Proxy Committee"), consisting of Heitman's Chief Investment Officer, Chief Financial Officer, General Counsel and Compliance Officer. The Proxy Committee is responsible for (i) designing and reviewing from time to time these Policies and Procedures and (ii) reviewing and addressing all instances where a Heitman portfolio manager determines to respond to an issue in a proxy in a manner inconsistent with this Policy and/or identifies actual or perceived potential conflicts of interests in the context of voting proxies.

As a general rule, Heitman's Proxy Voting Clerk votes all U.S. and non-U.S. proxies to which Heitman is entitled to vote. Heitman's proxy voting policy is as follows:

     (a) Heitman's Proxy Voting Clerk will print a Proxy Analysis Report containing a compilation of "FOR", "AGAINST", "ABSTAIN", and "WITHHOLD" recommendations received from ISS with respect to the issues on a particular proxy;

     (b) Heitman's Proxy Voting Clerk will send the Proxy Analysis Report to the portfolio manager within Heitman who is responsible for review of the company conducting the proxy;

     (c) In reviewing the recommendations to determine how to respond to the proxy in the best interest of clients, the Heitman portfolio manager may consider information from various sources, such as another Heitman portfolio manager or research analyst, management of the company conducting the proxy, and shareholder groups, as well as the possibility of any actual or perceived potential conflicts of interest between Heitman and its clients with respect to such proxy;

June, 2003                                                                  -2-

                 HEITMAN REAL ESTATE SECURITIES LLC PROXY VOTING
                                  POLICIES AND PROCEDURES


     (d) The Heitman portfolio manager will return the Proxy Analysis Report to Heitman's Proxy Voting Clerk indicating his or her recommendation as to how to respond to such proxy, as well as a description and explanation of any actual or perceived potential conflicts of interest between Heitman and its clients with respect to such proxy. Instances where the Heitman portfolio manager recommends responding to a particular proxy contrary to the general voting guidelines provided in this Policy or contrary to the ISS recommendation with respect to such proxy, and/or perceives an actual or potential conflict of interests are considered "exceptions;"

     (e) With respect to any proxy, Heitman's Proxy Voting Clerk will compile all exceptions in a written Proxy Vote Exception Report and forward it promptly to the members of Heitman's Proxy Committee.

     (f) Heitman's Proxy Committee may confirm or overturn any recommendations by Heitman's portfolio manager. In instances where potential conflicts of interest have been highlighted in the Proxy Voting Exception Report, Heitman's Proxy Committee will evaluate whether an actual or potential material conflict of interests exists and, if so, how it should be addressed in voting or not voting the particular proxy;

     (g) In all instances where a Proxy Vote Exception Report has been generated, Heitman's Compliance Officer or another member of Heitman's Proxy Committee will inform Heitman's Proxy Voting Clerk in writing of the Committee's determination as to how to respond to such proxy promptly after such Committee has reached its conclusions (a "Proxy Committee Report");

     (h) Wherever a Proxy Committee Report has been generated for a particular proxy, Heitman's Proxy Voting Clerk will respond to the proxy in question in accordance with such Report except to the extent in a non-conflicts of interest situation that a particular Heitman client has advised Heitman in writing that the particular proxy or proxies of that type should be responded to in a particular fashion, in which circumstance Heitman's Proxy Voting Clerk will respond to the proxy in question in accordance with such advice;

     (i) In all other cases, Heitman's Proxy Voting Clerk will respond to the proxy in accordance with the recommendations of ISS; and

     (j) The Proxy Voting Clerk will prepare a Proxy Voting Summary for the Committee on a periodic basis containing all ISS proxy vote recommendations that were overridden during the period and also highlighting any proxy issues that were identified as presenting actual and/or potential conflicts of interest and how they were addressed.

The Committee may decide to take one of the following courses of action with respect to actual or potential conflicts of interest: (1) independently determine that no material conflict of interest exists or will likely potentially exist, (2) respond to such proxy in strict accordance with the recommendations of ISS or (3) take another course of action that, in the opinion of the Committee, adequately addresses the issue.

The following proxy materials and records are maintained by Heitman for a period of five years in an easily accessible place, the first two years in Heitman's office:

June, 2003                                                                -3-

                 HEITMAN REAL ESTATE SECURITIES LLC PROXY VOTING
                                  POLICIES AND PROCEDURES



     o   These polic ies and procedures, and any amendments thereto;

     o   Each proxy statement (maintained on the ISS website);

     o Record of each vote cast and each abstention (maintained on the ISS website);

     o Documentation, if any, created by Heitman that was material to making a decision how to respond to proxies memorializing the basis for that decision;.

     o Any other reports or memorializations prepared according to the above procedures; and

     o Each written client request for information and a copy of any written response by Heitman to a client's written or oral request for information.

Clients may request a copy of these policies and procedures and/or a report on how their individual securities were voted by calling Heitman's Compliance Officer at 1-800-225-5435, ext. 4150. The report will be provided free of charge.

June, 2003                                                                  -4-

                           PACIFIC FINANCIAL RESEARCH

                                  PROXY VOTING

                              POLICY AND PROCEDURES



Pacific Financial Research ("PFR") assumes a fiduciary responsibility to vote proxies in the best interest of its clients unless a client specifically reserves the right to vote its own proxies. In addition, with respect to benefit plans under the Employee Retirement Income Securities Act (ERISA), PFR acknowledges its responsibility as a fiduciary to vote proxies prudently and solely in the best interest of plan participants and beneficiaries.

GUIDELINES:
These guidelines have been developed to be consistent, whenever possible, with enhancing long-term shareholder value and with leading corporate governance practices. In determining how proxies will be voted, PFR will not be unduly influenced by representatives of management or other outside groups. These guidelines are not rigid policy positions. PFR will consider each proxy issue individually, and may vote in a manner different from that contemplated by these guidelines when deemed appropriate. Generally, PFR will vote proxies as follows:


     Management Proposals:
     In general, it is PFR's intention to vote for proposals introduced by company management in accordance with management's recommendations on the following types of management proposals:
     1. Election of Directors (unless an alternative slate of directors has been proposed, in which case we will decide on a case by case basis)
     2.  Approval of Independent Auditors
         Executive Compensation Plans
     3.  Corporate Structure
     4.  Limiting directors' liability

     However, PFR will vote against management proposals that we believe are designed to entrench management or to unreasonably deter an acquisition of the company at a fair price to shareholders such as the following:

     1.  Proposals to stagger board members' terms
     2. Proposals to limit the ability of shareholders to call special meetings;
     3.  Proposals to require super majority votes;
     4. Proposals requesting excessive increases in authorized common or preferred shares where management provides no explanation for the use or need of these additional shares;
     5. Proposals to implement "poison pill" provisions 6. Proposals to implement "fair price" provisions

     Shareholder Proposals:
     At times, shareholders will submit proposals that generally seek to change some aspect of a company's corporate governance structure or its business operations. PFR will examine each proposal from an economic perspective and will not be influenced by political or social concerns. Generally, PFR will vote against shareholder proposals that could negatively impact the company's ability to conduct business, but will support shareholder proposals that will lead to maximization of shareholder value.

PROXY REVIEW:
Upon receipt of proxies for securities held by our clients, a copy of each proxy will be provided to the analysts who have research responsibility for that particular security. The analysts will carefully review the proxy materials. Proposals will be considered individually and collectively to determine if they are in the best interests of shareholders. Unless there is a compelling reason to the contrary, proxies will be voted in accordance with the previously discussed proxy guidelines.

If the application of our proxy guidelines would result in PFR voting against management, the analysts will discuss the proposal with PFR's president. In keeping with PFR's partnership philosophy of investing, the analysts will contact company management to discuss our intended vote. Unless management provides a persuasive argument as to why the proposal is in fact in the best interest of shareholders, we will vote against it. For proposals that we vote against, we will prepare a memorandum explaining our position. A copy of this memorandum will be attached to the proxy statement and retained in a central file.

Once the analysts have determined the appropriate proxy votes, they will indicate on the proxy voting instruction sheet how all proxies received by us will be voted.

     Conflicts of Interest:

     Occasions may arise during the voting process in which the best interest of the clients conflicts with PFR's interest. If PFR learns that a conflict of interest exists, the Client Accounting department will prepare a report that identifies:
     1.  the details of the conflict of interest,
     2.  whether or not the conflict is material; and
     3. the procedures to ensure that PFR makes proxy-voting decisions based on the best interest of clients.

     If PFR determines that a material conflict of interest still exists after following these steps, PFR will disclose the conflict to its client(s) and vote the proxy as directed by the client(s).

PROCEDURES:
The following procedures have been established to ensure that all proxies received by PFR are voted on a timely basis and voted consistently across all portfolios:

     1. The PFR mailroom will forward all proxy materials to the Client Accounting department.
     2. The Client Accounting department will prepare PFR proxy voting instruction sheets for the applicable securities.
     3. A copy of the proxy materials will be forwarded to the analyst responsible for the security.
     4. Using the guidelines described above, the analyst will determine how PFR will vote with respect to each proposal and indicate such on the proxy voting instruction sheet.
     5. The Client Accounting department will vote all proxies in accordance with the proxy voting instruction sheet except for those proxies over which the client has retained voting control. These proxies will be voted in accordance with instructions from the applicable clients.
     6. As each proxy form is voted and mailed, the mailing date will be recorded on the PFR proxy voting instruction sheet.
     7. Approximately 10 days prior to each shareholder meeting date, we will review the proxy voting instruction sheet in conjunction with a security cross-reference to determine which proxy cards have not been received.
     8. For accounts for which proxies should have been received but have not, the applicable custodian banks will be contacted and asked to forward the proxies to PFR for voting.


     Proxy Voting Record Keeping:
     The Client accounting department will maintain a record regarding the voting of proxies. The PFR proxy voting instruction sheets contain the following information:
     1.  the name of the issuer,
     2.  the exchange ticker symbol,
     3.  the CUSIP number,
     4.  the shareholder meeting date,
     5.  a brief description of the matter brought to vote,
     6.  whether the proposal was submitted by management or a shareholder,
     7.  how PFR voted the proxy (for, against, abstained), and
     8.  whether the proxy was voted for or against management.

     Pursuant to Rule 204-2 of the Investment Advisor's Act of 1940, PFR will maintain the following records for five years in an easily accessible place, the first two years in its office:
     1.  PFR's proxy policies and procedures,
     2. proxy statements received regarding client securities (proxy statements filed via EDGAR will not be separately maintained by PFR),
     3.  records of votes cast on behalf of clients,
     4.  records of written client requests for voting information,
     5. records of written responses from PFR to both written and verbal client requests, and

     6. any other documents prepared that were material to PFR's decision to vote a proxy or that memorialized the basis for the decision.

     Obtaining a Voting Proxy Report:
     PFR will describe in its Part II of form ADV (or other brochure fulfilling the requirement of Rule 204-3) its proxy voting policies and procedures and advising clients how they may obtain information on how PFR voted their securities. Clients may request a copy of these policies and procedures and/or a report on how their individual securities were voted by calling PFR's Proxy Coordinator (Executive Assistant in charge of Client Communications) at 1-310-247-3939. The report will be provided free of charge. This information is also available on our website at www.pfr.biz.

PROXY VOTING POLICY

Thompson, Siegel & Walmsley, Inc. (TS&W) acknowledges it has a duty of care to its clients that requires it to monitor corporate events and vote client proxies. TS&W has adopted and implemented written policies and procedures reasonably designed to ensure that it votes proxies in the best interest of our clients. TS&W recognizes that it (i) has a fiduciary responsibility under the Employee Retirement Income Securities Act (ERISA) to vote proxies prudently and solely in the best interest of plan participants and beneficiaries (ii) will vote stock proxies in the best interest of the client (non-ERISA) when directed (together, our "clients"). TS&W has developed its policy to be consistent with, wherever possible, enhancing long-term shareholder value and leading corporate governance practices. Our general policy regarding the voting of proxies is as follows:

Proxy Voting Guidelines:

     o Routine and/or non-controversial, general corporate governance issues are normally voted with management; these would include such items as: Election of Directors and Approval of Independent Auditors.

     o Occasionally, TS&W may vote against management's proposal on a particular issue; such issues would generally be those deemed likely to reduce shareholder control over management, entrench management at the expense of shareholders, or in some way diminish shareholders' present or future value. From time to time TS&W will receive and act upon the client's specific instructions regarding proxy proposals. TS&W reserves the right to vote against any proposals motivated by political, ethical or social concerns. TS&W will examine each issue solely from an economic perspective.

     o Occasions may arise during the voting process in which the best interest of the clients conflicts with TS&W's interests. Conflicts of interest generally include (i) business relationships where TS&W has a substantial business relationship with, or is actively soliciting business from, a company soliciting proxies (ii) personal or family relationships whereby an employee of TS&W has a family member or other personal relationship that is affiliated with a company soliciting proxies, such as a spouse who serves as a director of a public company. A conflict could also exist if a substantial business relationship exists with a proponent or opponent of a particular initiative. If TS&W determines that a material conflict of interest exists, TS&W will disclose the conflict to its client(s) and vote the proxy as directed by the client(s).

Proxy Voting Process:

For most stocks we use Proxy Edge, an electronic proxy voting system. Through Proxy Edge we receive electronic ballots for a majority of the accounts we vote. With this system we are able to keep records of which accounts are voted, how accounts are voted, and how many shares are voted. For proxies not received through Proxy Edge, the same procedures and processes are followed. Records are kept electronically and ballots are voted manually and sent by means of the U.S. postal service.

Upon timely receipt of proxy materials from the client's Custodian or through Proxy Edge:

     o The Proxy Coordinator will receive the initial proxy information and will monitor the voting process throughout. o A Research Associate will review all proposals, vote routine issues and will consult with TS&W's Investment Policy Committee or products managers on non-routine issues.

     o The Research Associate will notify the Proxy Coordinator how the proxy is to be voted. The Proxy Coordinator is also responsible for ensuring that the proxies are transmitted for voting in a timely fashion and maintaining a record of the vote, which will be made available to clients upon request.

     o All proxies will be voted solely in the interest of clients.

     o TSW reserves the right not to vote proxies if the cost of voting exceeds the expected benefit to the client.

     o All tender offers are reviewed and treated in a similar manner.

Proxy Voting Records & Reports

     o The proxy information kept by the Proxy Coordinator will include the following: (i) name of the issuer, (ii) the exchange ticker symbol, (iii) the CUSIP number, (iv) the shareholder meeting date, (v) a brief description of the matter brought to vote; (vi) whether the proposal was submitted by management or a shareholder, (vii) how TS&W voted the proxy (for, against, abstained) and (viii) whether the proxy was voted for or against management.

     o Clients will be notified annually of their ability to request a copy of our proxy policies and procedures. A copy of how TS&W voted on securities held is available free of charge upon request from our clients or by calling toll free (800) 697-1056.

--------------------------------------------------------------------------------
       5000 Monument Avenue, P.O. Box 6883 Richmond, Virginia 23230-0883
                       (804) 353-4500 Fax (804) 355-9410
                                 www.tsw-ic.com
              Registered under the Investment Advisers Act of 1940

                                     PART C
                                OTHER INFORMATION

ITEM 23. EXHIBITS

     (a) Agreement and Declaration of Trust incorporated herein by reference to Post-Effective Amendment ("PEA") No. 47 filed May 8, 2001.

         (1) Amended Schedule A dated June 5, 2001 to Agreement and Declaration of Trust incorporated herein by reference to PEA No. 50 filed August 14, 2001.

         (2) Amended Schedule A dated August 9, 2001 to Agreement and Declaration of Trust incorporated herein by reference to PEA No. 50 filed August 14, 2001.

         (3) Amended Schedule A dated January 28, 2002 to Agreement and Declaration of Trust incorporated by reference to PEA No. 55 filed July 26, 2002.

         (4) Amended Schedule A dated April 1, 2003 to Agreement and Declaration of Trust incorporated by reference to PEA No. 56 and PEA No. 57 filed April 3, 2003.

         (5) Amended Schedule A dated May 15, 2003 to Agreement and Declaration of Trust incorporated by reference to PEA No. 59 filed May 16, 2003.

         (6) Amended Schedule A dated October 15, 2003 to Agreement and Declaration of Trust. Attached as Exhibit.

     (b) Bylaws incorporated herein by reference to PEA No. 47 filed May 8,
         2001.

     (c) Instruments Defining Rights of Security Holders.

         (1) Articles II, VI, VII and IX of the Agreement and Declaration of Trust incorporated by reference to PEA No. 47 filed May 8, 2001.

         (2) Article IV of the Bylaws incorporated by reference to PEA No. 47 filed May 8, 2001.

     (d) Investment Advisory Agreement.

         (1) Executed Investment Advisory Agreement dated July 11, 2001, by and between the Registrant, on behalf of each fund of the Registrant, and Pilgrim Baxter & Associates, Ltd. incorporated herein by reference to PEA No. 51 filed October 29, 2001.

                  (i) Executed Amended Schedule A dated October 23, 2001 to the Investment Advisory Agreement dated July 11, 2001 incorporated herein by reference to PEA No. 53 filed January 11, 2002.

                  (ii) Amendment dated April 1, 2003 to Schedule A of the Investment Advisory Agreement by and between the Registrant, on behalf of PBHG Small Cap Value Fund, and Pilgrim Baxter & Associates, Ltd incorporated by reference to PEA No. 56 filed April 3, 2003.

                  (iii) Amendment dated May 15, 2003 to Schedule A of the Advisory Agreement by and between the Registrant, on behalf of PBHG Intermediate Fixed Income Fund, and Pilgrim Baxter & Associates, Ltd. Incorporated by reference to PEA No. 61 filed on July 30, 2003.

                  (iv) Form of Amendment dated October 15, 2003 to Schedule A of the Advisory Agreement by the Registrant and Pilgrim Baxter & Associates, Ltd. To be filed in subsequent post-effective amendment.

         (2) Executed Investment Sub-Advisory Agreement dated July, 11, 2001 by and among the Registrant, on behalf of the PBHG Cash Reserves Fund, Pilgrim Baxter & Associates, Ltd. and Wellington Management Company, LLP incorporated by reference to PEA No. 55 filed on July 26, 2002.

         (3) Executed Investment Sub-Advisory Agreement dated October 23, 2001 by and among the Registrant, on behalf of the PBHG IRA Capital Preservation Fund, Pilgrim Baxter & Associates, Ltd. and Dwight Asset Management Company incorporated herein by reference to PEA No. 53 filed January 11, 2002.

         (4) Executed Investment Sub-Advisory Agreement dated October 23, 2001 by and among the Registrant, on behalf of the PBHG Disciplined Equity Fund, Pilgrim Baxter & Associates, Ltd. and Analytic Investors, Inc. incorporated herein by reference to PEA No. 53 filed January 11, 2002.

         (5) Executed Investment Sub-Advisory Agreement dated October 23, 2001 by and among the Registrant, on behalf of the PBHG REIT Fund, Pilgrim Baxter & Associates, Ltd. and Heitman Real Estate Securities LLC (formerly named Heitman/PRA Securities Advisors LLC) incorporated herein by reference to PEA No. 53 filed January 11, 2002.

         (6) Executed Investment Sub-Advisory Agreement dated October 23, 2001 by and among the Registrant, on behalf of the PBHG Clipper Focus Fund, Pilgrim Baxter & Associates, Ltd. and Pacific Financial Research, Inc. incorporated herein by reference to PEA No. 53 filed January 11, 2002.

         (7) Executed Investment Sub-Advisory Agreement dated May 7, 2003 by and among the Registrant, on behalf of PBHG Small Cap Value Fund, Pilgrim Baxter & Associates, Ltd. and Thompson, Siegel & Walmsley, LLC. incorporated herein by reference to PEA No. 67 filed September 24, 2003.

         (8) Form of Investment Sub-Advisory Agreement by and among the Registrant, on behalf of PBHG Intermediate Fixed Income Fund, Pilgrim Baxter & Associates, Ltd. and Dwight Asset Management Company incorporated by reference to PEA No. 59 filed May 16, 2003

         (9) Investment Sub-Advisory Agreement by and among the Registrant, on behalf of the PBHG Asset Allocation Conservative Portfolio, PBHG Asset Allocation Moderate Portfolio, PBHG Asset Allocation Moderate Growth Portfolio and PBHG Asset Allocation Growth Portfolio, Pilgrim Baxter & Associates, Ltd. and Clay Finlay, Inc. To be provided in a subsequent post-effective amendment.

        (10) Investment Sub-Advisory Agreement by and among the Registrant, on behalf of the PBHG Asset Allocation Conservative Portfolio, PBHG Asset Allocation Moderate Portfolio, PBHG Asset Allocation Moderate Growth Portfolio and PBHG Asset Allocation Growth Portfolio, Pilgrim Baxter & Associates, Ltd. and Provident Investment Counsel, Inc. To be provided in a subsequent post-effective amendment.

        (11) Investment Sub-Advisory Agreement by and among the Registrant, on behalf of the PBHG Asset Allocation Conservative Portfolio, PBHG Asset Allocation Moderate Portfolio, PBHG Asset Allocation Moderate Growth Portfolio and PBHG Asset Allocation Growth Portfolio, Pilgrim Baxter & Associates, Ltd. and Thomson, Horstmann & Bryant, Inc. To be provided in a subsequent post-effective amendment.

        (12) Investment Sub-Advisory Agreement by and among the Registrant, on behalf of the PBHG Asset Allocation Conservative Portfolio, PBHG Asset Allocation Moderate Portfolio, PBHG Asset Allocation Moderate Growth Portfolio and PBHG Asset Allocation Growth Portfolio, Pilgrim Baxter & Associates, Ltd. and Acadian Asset Management Inc. To be provided in a subsequent post-effective amendment.

        (13) Investment Sub-Advisory Agreement by and among the Registrant, on behalf of the PBHG Asset Allocation Conservative Portfolio, PBHG Asset Allocation Moderate Portfolio, PBHG Asset Allocation Moderate Growth Portfolio and PBHG Asset Allocation Growth Portfolio, Pilgrim Baxter & Associates, Ltd. and Barrow, Hanley, Mewhinney & Strauss, Inc. To be provided in a subsequent post-effective amendment.

        (14) Investment Sub-Advisory Agreement by and among the Registrant, on behalf of the PBHG Asset Allocation Conservative Portfolio, PBHG Asset Allocation Moderate Portfolio, PBHG Asset Allocation Moderate Growth Portfolio and PBHG Asset Allocation Growth Portfolio, Pilgrim Baxter & Associates, Ltd. and First Pacific Advisors, Inc. To be provided in a subsequent post-effective amendment.

        (15) Investment Sub-Advisory Agreement by and among the Registrant, on behalf of the PBHG Asset Allocation Conservative Portfolio, PBHG Asset Allocation Moderate Portfolio, PBHG Asset Allocation Moderate Growth Portfolio and PBHG Asset Allocation Growth Portfolio, Pilgrim Baxter & Associates, Ltd. and Rogge Global Partners PLC. To be provided in a subsequent post-effective amendment.

        (16) Investment Sub-Advisory Agreement by and among the Registrant, on behalf of the PBHG Asset Allocation Conservative Portfolio, PBHG Asset Allocation Moderate Portfolio, PBHG Asset Allocation Moderate Growth Portfolio and PBHG Asset Allocation Growth Portfolio, Pilgrim Baxter & Associates, Ltd. and Sirach Capital Management, Inc. To be provided in a subsequent post-effective amendment.

        (17) Investment Sub-Advisory Agreement by and among the Registrant, on behalf of the PBHG Asset Allocation Conservative Portfolio, PBHG Asset Allocation Moderate Portfolio, PBHG Asset Allocation Moderate Growth Portfolio and PBHG Asset Allocation Growth Portfolio, Pilgrim Baxter & Associates, Ltd. and Analytic Investors, Inc. To be provided in a subsequent post-effective amendment.

        (18) Investment Sub-Advisory Agreement by and among the Registrant, on behalf of the PBHG Asset Allocation Conservative Portfolio, PBHG Asset Allocation Moderate Portfolio, PBHG Asset Allocation Moderate Growth Portfolio and PBHG Asset Allocation Growth Portfolio, Pilgrim Baxter & Associates, Ltd. and Dwight Asset Management Company. To be provided in a subsequent post-effective amendment.

        (19) Investment Sub-Advisory Agreement by and among the Registrant, on behalf of the PBHG Asset Allocation Conservative Portfolio, PBHG Asset Allocation Moderate Portfolio, PBHG Asset Allocation Moderate Growth Portfolio and PBHG Asset Allocation Growth Portfolio, Pilgrim Baxter & Associates, Ltd. and Heitman Real Estate Securities LLC. To be provided in a subsequent post-effective amendment.

        (20) Investment Sub-Advisory Agreement by and among the Registrant, on behalf of the PBHG Asset Allocation Conservative Portfolio, PBHG Asset Allocation Moderate Portfolio, PBHG Asset Allocation Moderate Growth Portfolio and PBHG Asset Allocation Growth Portfolio, Pilgrim Baxter & Associates, Ltd. and Thompson, Siegel & Walmsley, Inc. To be provided in a subsequent post-effective amendment.



     (e) Distribution Agreement.

         (1) Executed Distribution Agreement dated January 25, 2001 by and between the Registrant and PBHG Fund Distributors incorporated herein by reference to PEA No. 53 filed January 11, 2002.

                  (i) Schedule A dated October 29, 2001 to the Distribution Agreement dated January 25, 2001 incorporated herein by reference to PEA No. 53 filed January 11, 2002.

                  (ii) Schedule A dated July 14, 2003 to the Distribution Agreement dated January 25, 2001. Incorporated by reference to PEA No. 61 filed on July 30, 2003.

     (f) Not Applicable

     (g) Custodian Agreement. Custodian Agreement between the Registrant and Wachovia Bank, NA incorporated herein by reference to PEA No. 54 filed on March 8, 2002.

         (1) Schedule C dated July 14, 2003 to Custodian Agreement between the Registrant and Wachovia Bank, N.A. Incorporated by reference to PEA No. 61 filed on July 30, 2003.

     (h) Other Material Contracts.

         (1) Executed Administrative Services Agreement dated January 25, 2001 by and between the Registrant and PBHG Fund Services incorporated herein by reference to PEA No. 53 filed January 11, 2002.

                  (i) Schedule A dated October 29, 2001 to the Administrative Services Agreement dated January 25, 2001 incorporated by reference to PEA No. 55 filed on July 26, 2002.

                  (ii) Schedule A dated July 14, 2003 to the Administrative Services Agreement dated January 25, 2001. Incorporated by reference to PEA No. 61 filed on July 30, 2003.

         (2) Sub-Administrative Services Agreement dated January 1, 2001 by and between PBHG Fund Services and SEI Fund Resources incorporated herein by reference to PEA No. 47 filed May 8, 2001.

                  (i) Executed Schedule A dated October 29, 2001 to the Sub-Administrative Services Agreement dated January 1, 2001 incorporated herein by reference to PEA No. 53 filed January 11, 2002.

         (3) Executed Agency Agreement dated January 1, 1998 and Schedule A dated December 14, 2000 by and between the Registrant and DST Systems, Inc. incorporated herein by reference to PEA No. 42 filed December 15, 2000.

                  (i) Exhibit A dated October 29, 2001 to the Agency Agreement dated January 1, 1998 incorporated herein by reference to PEA No. 53 filed January 11, 2002.

         (4) Form of Expense Limitation Agreements.Expense Limitation Agreement dated July 30, 2003 between Pilgrim Baxter & Associates, Ltd. and the Registrant. Attached as Exhibit.

         (5) Executed Shareholder Services Agreement dated January 25, 2001 by and between the Registrant and PBHG Fund Services incorporated herein by reference to PEA No. 53 filed January 11, 2002.

         (6) Executed Shareholder Web Services Agreement dated January 25, 2001 by and between the Registrant and PBHG Fund Services incorporated herein by reference to PEA No. 53 filed January 11, 2002.

         (7) Service Plan for the Registrant's Class A and Class C Shares. Incorporated by reference to PEA No. 63 filed on August 1, 2003.

     (i) Consent of Counsel. To be filed in subsequent post-effective amendment.

     (j) Consent of Auditors. To be filed in subsequent post-effective amendment.

     (k) Not Applicable

     (l) Letter from Philadelphia Life Insurance Company to the Registrant with respect to the initial capitalization of the Registrant. Incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A.

     (m) Plan under Rule 12b-1.

         (1)      Plan under Rule 12b-1 with respect to the Advisor Class
                  Shares incorporated herein by reference to PEA No. 53 filed January 11, 2002.

                  (i) Amendment to Schedule A of Plan under Rule 12b-1 with respect to the Advisor Class shares. Incorporated by reference to PEA No. 61 filed on July 30, 2003.

         (2) Distribution Plan under Rule 12b-1 with respect to the Class A Shares. Incorporated by reference to PEA No. 63 filed on August 1, 2003.

         (3) Distribution Plan under Rule 12b-1 with respect to the Class C Shares. Incorporated by reference to PEA No. 63 filed on August 1, 2003.

     (n) Amended Rule 18f-3 Multiple Class Plan dated July 31, 2003. Incorporated by reference to PEA No. 63 filed on August 1, 2003.

     (o) Not Applicable

     (p) Code of Ethics.

         (1) Code of Ethics of Registrant incorporated by reference to PEA No. 55 filed on July 26, 2002.

         (2) Code of Ethics of Pilgrim Baxter & Associates, Ltd. and PBHG Fund Distributors incorporated by reference to PEA No. 55 filed on July 26, 2002.

         (3) Code of Ethics of Wellington Management Company LLP. Incorporated herein by reference to PEA No. 39 filed June 30, 2000.

         (4) Code of Ethics of Dwight Asset Management Company. Incorporated herein by reference to PEA No. 52 filed December 14, 2001.

         (5) Code of Ethics of Analytic Investors, Inc. Incorporated herein by reference to PEA No. 52 filed December 14, 2001.

         (6) Code of Ethics of Heitman Real Estate Securities LLC (formerly named Heitman/PRA Securities Advisors LLC). Incorporated herein by reference to PEA No. 52 filed December 14, 2001.

         (7) Code of Ethics of Pacific Financial Research, Inc. Incorporated herein by reference to PEA No. 52 filed December 14, 2001.

         (8) Code of Ethics of Thompson, Siegel & Walmsley, Inc. To be provided in a subsequent post-effective amendment.

         (9) Code of Ethics of Acadian Asset Management, Inc. To be provided in a subsequent post-effective amendment.

        (10) Code of Ethics of Clay Finlay, Inc. To be provided in a subsequent post-effective amendment.

        (11) Code of Ethics of Provident Investment Counsel, Inc. To be provided in a subsequent post-effective amendment.

        (12) Code of Ethics of Thomson, Horstmann & Bryant, Inc. To be provided in a subsequent post-effective amendment.

        (13) Code of Ethics of First Pacific Advisors, Inc. To be provided in a subsequent post-effective amendment.

        (14) Code of Ethics of Rogge Global Partners PLC. To be provided in a subsequent post-effective amendment.

        (15) Code of Ethics of Sirach Capital Management, Inc. To be provided in a subsequent post-effective amendment.



     (q) Other: Trustees' Power of Attorney incorporated herein by reference PEA No. 47 filed May 8, 2001.

ITEM  24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

There are no persons that are controlled by or under common control with the Registrant.

ITEM 25. INDEMNIFICATION

The Agreement and Declaration of Trust of the Registrant include the following:

                                  ARTICLE VIII
                   LIMITATION OF LIABILITY AND INDEMNIFICATION

         Section 8.1. Limitation of Liability. A Trustee or officer, when acting in such capacity, shall not be personally liable to any person for any act, omission or obligation of the Trust or any Trustee or officer; provided, however, that nothing contained herein or in the Delaware Act shall protect any Trustee or officer against any liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust.

         Section 8.2. Indemnification of Covered Persons. Every Covered Person shall be indemnified by the Trust to the fullest extent permitted by the Delaware Act, the Bylaws and other applicable law.

The Bylaws of the Registrant include the following:

                                  ARTICLE VIII

                                 INDEMNIFICATION

         Section 1. Indemnification. For the purpose of this Section 1, "Trust" includes any domestic or foreign predecessor entity of this Trust in a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction; "proceeding" means any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative; and "expenses" includes without limitation attorney's fees and any expenses of establishing a right to indemnification under this Section 1.

                  (a) The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Trust) by reason of the fact that such person is or was a Covered Person, against expenses, judgments, fines and amounts paid in settlements actually and reasonably incurred by such person in connection with such proceeding, if it is determined that person acted in good faith and reasonably believed: (a) in the case of conduct in his official capacity as a Covered Person, that his conduct was in the Trust's best interests and (b) in all other cases, that his conduct was at least not opposed to the Trust's best interests and (c) in the case of a criminal proceeding, that he had no reasonable cause to believe that his conduct was unlawful. The termination of any proceeding by judgment, order or settlement shall not, of itself, create a presumption that the person did not meet the requisite standard of conduct set forth in this Section 1. The termination of any proceeding by conviction, or a plea of nolo contendere or its equivalent, or an entry of an order of probation prior to judgment, creates a rebuttable presumption that the person did not meet the requisite standard of conduct set forth in this Section 1.

                  (b) The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by or in the right of the Trust to procure a judgment in its favor by reason of the fact that person is or was a Covered Person, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of such action or suit if that person acted in good faith, in a manner that person believed to be in the best interests of the Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

                  (c) Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Covered Person's office with the Trust.

         Section 2. Advance Payments of Indemnifiable Expenses. To the maximum extent permitted by law, the Trust or applicable Portfolio may advance to a Covered Person, in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding, expenses for which the Covered Person would ultimately be entitled to indemnification; provided that the Trust or applicable Portfolio has received an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Portfolio if it is ultimately determined that he is not entitled to indemnification for such expenses, and further provided that (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments, or
(iii) either a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust nor parties to the matter, or independent legal counsel in a written opinion shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification for such expenses.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suite or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM  26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

The list required by this Item 26 of officers and directors of the investment adviser and sub-advisers, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to the respective Forms ADV filed by the investment adviser and sub-advisers under the file numbers indicated in the table below:

----------------------------------------------------------- --------------------------------------------------------
Adviser/Sub-Adviser                                         Advisers Act Registration Number
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
Pilgrim Baxter & Associates, Ltd.                           801-48872
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
Wellington Management Company, Ltd.                         801-15908
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
Analytic Investors, Inc.                                    801-7082
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
Dwight Asset Management Company                             801-45304
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
Heitman Real Estate Securities LLC (formerly named          801-48252
Heitman/PRA Securities Advisors,
Inc.)
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
Thompson, Siegel & Walmsley, Inc.                           801-6273
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
Pacific Financial Research, Inc.                            801-54352
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
Acadian Asset Management, Inc,                              801-28078
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
Clay Finlay, Inc.                                           801-17316
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
Provident Investment Counsel, Inc.                          801-47993
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
Thomson, Horstmann & Bryant, Inc.                           801-54432
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
Barrow, Hanley, Mewhinney & Strauss, Inc.                   801-31237
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
First Pacific Advisors, Inc.                                801-39512
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
Rogge Global Partners PLC                                   801-25482
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
Sirach Capital Management                                   801-33477
----------------------------------------------------------- --------------------------------------------------------



ITEM 27. PRINCIPAL UNDERWRITERS

(a) Registrant's distributor, PBHG Fund Distributors, acts as distributor for PBHG Insurance Series Fund and the Registrant.

The principal business address of each person named in the table below is PBHG Fund Distributors, 1400 Liberty Ridge Drive, Wayne, Pennsylvania 19087

------------------------------------ ----------------------------------- -----------------------------------
Name                                  Positions and Office with           Position and Offices with
                                      Underwriter                         Registrant
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
Harold J. Baxter                      Trustee                             Chairman and Trustee
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
Eric C. Schneider                     Trustee                             ---
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
Michael W. Rose                       President                           ---
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
Brian F. Bereznak                     Senior Vice President               ---
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
Lee T. Cummings                       Vice President                      Treasurer, Chief Financial
                                                                          Officer and Controller
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
James W. Cook                         Chief Financial Officer             ---
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
John M. Zerr                          General Counsel and Secretary       Vice President and Secretary
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
Brian C. Dillon                       Chief Compliance Officer            Vice President
------------------------------------- ----------------------------------- -----------------------------------


c. None.

ITEM  28.         LOCATION OF ACCOUNTS AND RECORDS

                  Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the Rules promulgated thereunder, are maintained as follows:

                  (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8); (12); and 31a-1(d), the
                           required books and records are maintained at the offices of Registrant's Custodian:

                           Wachovia Bank, NA (formerly, First Union National
                           Bank)
                           123 South Broad Street
                           Philadelphia, PA 19109

                  (b)      With respect to Rules 31a-1(a); 31a-1(b)(1),(4);
                           (2)(C) and (D); (4); (5); (6); (8); (9); (10); (11)
                           and 31a-1(f), the required books and records are currently maintained at the offices of Registrant's Sub-Administrator:

                           SEI Investments Global Funds Services
                           One Freedom Valley Road
                           Oaks, PA 19456

                  (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Adviser or Sub-Advisers:

                           Pilgrim Baxter & Associates, Ltd.
                           1400 Liberty Ridge Drive
                           Wayne, PA 19087

                           Wellington Management Company, LLP
                           75 State Street
                           Boston, MA  02109

                           Analytic Investors, Inc.
                           700 South Flower St., Suite 2400,
                           Los Angeles, CA 90017

                           Dwight Asset Management Company
                           100 Bank Street
                           Burlington, VT  05401

                           Heitman Real Estate Securities LLC (formerly named Heitman/PRA Securities Advisors LLC) 180 North LaSalle Street, Suite 3600, Chicago, IL 60601

                           Thompson, Siegel & Walmsley, Inc.
                           500 Monument Ave.
                           Richmond, VA  23230

                           Pacific Financial Research, Inc.
                           9601 Wilshire Blvd., Suite 800
                           Beverly Hills, CA  90210-5291

                           Acadian Asset Management, Inc.
                           Ten Post Office Square
                           8th Floor
                           Boston, MA 02109

                           Clay Finlay, Inc.
                           200 Park Avenue
                           New York, NY 10166

                           Provident Investment Counsel, Inc.
                           300 North Lake Ave.,
                           Penthouse Suite
                           Pasadena, CA 91101

                           Thomson, Horstmann & Bryant, Inc.
                           80 West Plaza One
                           Saddle Brook, NJ 07663

                           Barrow, Hanley, Mewhinney & Strauss, Inc
                           One McKinney Plaza
                           3232 McKinney Ave.
                           15th Floor
                           Dallas, TX  75204

                           First Pacific Advisors, Inc.
                           11400 West Olympic Boulevard
                           Suite 1200
                           Los Angeles, CA  90064

                           Rogge Global Partners, LLC
                           Sion Hall
                           56 Victoria Embankment
                           London, EC4Y 0DZ

                           Sirach Capital Management, Inc.
                           520 Pike Street
                           Suite 2800
                           Seattle, WA  98101-1389

ITEM 29. MANAGEMENT SERVICES

None

ITEM 30. UNDERTAKINGS

Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Wayne and Commonwealth of Pennsylvania on this 15th day of October, 2003.


                                                     PBHG FUNDS
                                                     Registrant


                                                     By: /s/ Harold J. Baxter
                                                           Harold J. Baxter
                                                           Chairman and Trustee


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



         Signature                                  Title                                   Date


/s/ Harold J. Baxter                         Chairman and Trustee                       October 15, 2003
Harold J. Baxter


                     *
________________________                     Trustee                                    October 15, 2003
John R. Bartholdson

                     *
________________________                     Trustee                                    October 15, 2003
Jettie M. Edwards

                     *
________________________                     Trustee                                    October 15, 2003
Albert A. Miller


/s/ Gary L. Pilgrim                          President                                  October 15, 2003
Gary L. Pilgrim


/s/ Lee T. Cummings                          Treasurer,                                 October 15, 2003
Lee T. Cummings                              Chief Financial Officer
                                             and Controller



                                               *By /s/ John M. Zerr
                                                   John M. Zerr
                                                   Attorney-in-Fact

                                  EXHIBIT LIST



EXHIBIT NUMBER                DESCRIPTION

EX-99.(a)(6)                  Amended Schedule A dated October 15, 2003 to
                              Agreement and Declaration of Trust

EX-99.(h)(4)                  Form of Expense Limitation Agreement dated
                              July 30, 2003 between Pilgrim Baxter & Associates,
                              Ltd. and the Registrant.